                                                              File Nos: 33-37783
                                                                        811-6229
  As filed with the Securities and Exchange Commission on October 6, 1998
================================================================================
                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A
                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933

                        Post-Effective Amendment No. 23

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940

                               Amendment No. 26

                            THE GOVETT FUNDS, INC.
              (Exact Name of Registrant as Specified in Charter)
                       250 Montgomery Street, Suite 1200
                            San Francisco, CA 94104
                   (Address of Principal Executive Offices)

                                 800-731-1755
                     (Registrant's Telephone Number)

                               Alice L. Schulman

                               AIB Govett, Inc.
                       250 Montgomery Street, Suite 1200
                            San Francisco, CA 94104
                 (Name and Address of Agent for Service)

                                   Copy to:
                             Regina M. Pisa, P.C.
                        Goodwin, Procter & Hoar LLP
                              One Exchange Place
                             Boston, MA 02109-2881
                                   Attorneys

               Approximate date of proposed sale to the public:
    As soon as is practicable after the effective date of the Registration
                                  Statement.

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on         pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[X] on December 7, 1998 pursuant to paragraph (a)(1)
[ ] 75 days after filig pursuant to paragraph (a)
[ ] on _________________ pursuant to paragraph (a)(2) of rule 485


                                ---------------

     This Registration Statement shall hereafter become effective in accordance with Section 8(a) of the Securities Act of 1933.
================================================================================

                            THE GOVETT FUNDS, INC.
                             Cross Reference Sheet
                                   Form N-1A

N-1A ITEM NO.                                             Prospectus Section
-----------------------------------------------------------------------------------------------------------
PART A

   1.       Cover Page..................................  Cover Page
   2.       Synopsis....................................  Summary of Investor Costs
   3.       Condensed Financial Information ............  Financial Highlights
   4.       General Description of Registrant ..........  An Overview of the Funds; Investment
                                                          Techniques and Policies; Investment Risks;
                                                          Multiple Classes of Shares; Other
                                                          Information
   5.       Management of the Fund .....................  Management of the Funds
   6.       Capital Stock and Other Securities .........  How the Funds Value Their Shares; Multiple
                                                          Classes of Shares; Dividends, Capital Gains
                                                          and Taxes; Other Information
   7.       Purchase of Securities Being Offered .......  Distribution Arrangements; Distribution
                                                          Plans; Multiple Classes of Shares; How to
                                                          Buy Shares; How to Make Exchanges; Other
                                                          Information; Appendix A
   8.       Redemption or Repurchase ...................  Multiple Classes of Shares; How to Redeem
                                                          Shares
   9.       Pending Legal Proceedings ..................  Not Applicable

PART B
   10.      Cover Page .................................  Cover Page
   11.      Table of Contents ..........................  Contents
   12.      General Information and History ............  About the Funds
   13.      Investment Objectives and Policies .........  Investment Objectives and Policies; Other
                                                          Policies; Description of Securities,
                                                          Investment Policies and Risk Factors
   14.      Management of the Funds ....................  Directors and Officers; Management of the
                                                          Funds
   15.      Control Persons and Principal Holders of      Directors and Officers; Management of the
            Securities .................................  Funds
   16.      Investment Advisory and Other Services......  Management of the Funds; Brokerage
                                                          Allocation
   17.      Brokerage Allocation .......................  Brokerage Allocation; Arrangements with
                                                          Brokers
   18.      Capital Stock and Other Securities .........  The Company and The Shares; Additional
                                                          Purchase, Exchange and Redemption
                                                          Information
   19.      Purchase, Redemption and Pricing of           Additional Purchase, Exchange and
            Securities Being Offered ...................  Redemption Information
   20.      Tax Status .................................  Additional Distribution and Taxation
                                                          Information
   21.      Underwriters ...............................  Distribution Arrangements
   22.      Calculation of Performance Data ............  Performance
   23.      Financial Statements .......................  Financial Statements

PART C
   Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

Subject to Completion, dated October 6, 1998


The following refers to the Govett International Smaller Companies Fund. Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.


                                 GOVETT FUNDS
                             Class A Retail Shares
                         Prospectus dated ______, 1998


This Prospectus describes five funds (the "Funds") offered to investors by The Govett Funds, Inc. (the "Govett Funds" or the "Company"). Each of the Funds is
managed by AIB Govett, Inc. ("AIB Govett" or the "Investment Manager").   AIB
Govett Asset Management Limited ( "AIB Govett London" or the "Subadviser") serves as subadviser to each Fund.


  . GOVETT INTERNATIONAL EQUITY FUND seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world.


  . GOVETT EMERGING MARKETS EQUITY FUND seeks long-term capital appreciation by investing primarily in equity securities of issuers located in emerging markets.


  . GOVETT INTERNATIONAL SMALLER COMPANIES FUND seeks long-term capital appreciation by investing primarily in equity securities of smaller companies located outside the U.S.

  . GOVETT SMALLER COMPANIES FUND seeks long-term capital appreciation by investing primarily in equity securities of smaller companies.


  . GOVETT GLOBAL INCOME FUND seeks primarily a high level of current income, consistent with preservation of capital, by investing primarily in debt securities. Its secondary objective is capital appreciation.

Investing in emerging and developing markets involves a higher degree of risk and expense than investing in domestic or developed markets. Investments in the Funds should be considered long-term, and there can be no assurance that any Fund will achieve its investment objective.

Each Fund offers multiple classes of shares. This Prospectus relates only to the Class A Retail shares.


Investors may buy shares of the Funds through brokerage and securities firms nationwide, or directly, by calling the Funds at 800-821-0803. Please read this Prospectus carefully before investing, and retain it for future reference. It provides concise information to help an investor decide if a Fund's goal matches his or her own. A Statement of Additional Information about the Funds, dated_______, 1998, as amended from time to time, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. For a free copy, call 800-634-6838, or write to the Funds' Distributor at the address shown on the back cover.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   CONTENTS

ABOUT THE FUNDS

SUMMARY OF INVESTOR COSTS.................................................  3

FINANCIAL HIGHLIGHTS......................................................  4

AN OVERVIEW OF THE FUNDS..................................................  9

INVESTMENT TECHNIQUES AND POLICIES........................................ 10

INVESTMENT RISKS.......................................................... 12

MANAGEMENT OF THE FUNDS................................................... 14

ABOUT YOUR ACCOUNT

MULTIPLE CLASSES OF SHARES................................................ 18

HOW TO BUY SHARES......................................................... 19

HOW TO MAKE EXCHANGES..................................................... 21

HOW TO REDEEM SHARES...................................................... 22

TELEPHONE TRANSACTIONS.................................................... 24

DIVIDENDS, CAPITAL GAINS AND TAXES........................................ 25

OTHER INFORMATION......................................................... 26

APPENDIX A: QUICK REFERENCE GUIDE......................................... 30

APPLICATION FORM


Each Fund also offers Institutional Class shares, which is available for purchase only by certain investors. A prospectus for the Funds' Institutional Class shares may be obtained by writing to the Distributor at the address shown on the back cover, or by calling 800-634-6838. In addition, each Fund has a second retail class of shares, Class B Retail shares, described in a separate prospectus. AS OF THE DATE OF THIS PROSPECTUS, CLASS B RETAIL SHARES ARE NOT BEING OFFERED TO THE PUBLIC.

                           SUMMARY OF INVESTOR COSTS

The operating expenses and maximum transaction expenses expected to be associated with an investment in the Funds are reflected in the following tables:

A.  SHAREHOLDER TRANSACTION EXPENSES FOR CLASS A OF EACH FUND

--------------------     -------------------    ----------------------   --------------------   -----------------
    MAXIMUM SALES              MAXIMUM             MAXIMUM SALES LOAD
  LOAD IMPOSED ON           DEFERRED SALES        IMPOSED ON DIVIDEND
     PURCHASES                   LOAD                REINVESTMENTS          REDEMPTION FEES       EXCHANGE FEES
--------------------     -------------------    ----------------------   --------------------   -----------------
       NONE                      NONE                    NONE                   1.00%/1/                1.00%/1/

B.  ANNUAL OPERATING EXPENSES FOR CLASS A OF EACH FUND

                                                                                                               TOTAL OPERATING
                                                                                      OTHER EXPENSES               EXPENSES
                                                                                          (AFTER                    (AFTER
   FUND                                      MANAGEMENT FEE      12B-1 FEES          REIMBURSEMENT)/2/         REIMBURSEMENT)/2/
-------------------------------------      -----------------   -------------      ---------------------     ---------------------
International Equity                             1.00%              0.35%                  1.15%                     2.50%
Emerging Markets Equity                          1.00%              0.35%                  1.15%                     2.50%
International Smaller Companies
                                                 1.00%              0.35%                  1.15%                     2.50%
Smaller Companies                                1.00%              0.35%                  0.60%                     1.95%
Global Income                                    0.75%              0.35%                  0.65%                     1.75%

The Investment Manager has agreed to reduce its management fees and to pay certain Fund operating expenses through at least December 31, 1998 to the extent necessary to limit total annual Fund Operating Expenses to the percentages listed above under "Total Operating Expenses". Long-term Fund shareholders may pay more than the economic equivalent of the maximum front-end sales charge otherwise permitted by the National Association of Securities Dealers, Inc. ("NASD").

C.  EXAMPLES OF EXPENSES

Assuming the current fee waivers and expense limitations remain in effect, you would pay the following expenses on a $1,000 investment assuming (1) 5% annual return3 and (2) redemption at the end of each time period:

  FUND                                      1 YEAR                   3 YEARS                  5 YEARS                 10 YEARS
-------------------------------      -------------------      -------------------      -------------------      -------------------
International Equity                                 $25                      $78                     $133                     $284
Emerging Markets Equity                               25                       78                      133                      284
International Smaller Companies
                                                      25                       78                       --                       --
Smaller Companies                                     20                       61                      105                      227
Global Income                                         18                       55                       95                      206


The above tables are not intended to reflect precisely the fees and expenses associated with a particular person's investment in Class A Retail shares of the
Funds.   THE TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE
FUND EXPENSES, AND ACTUAL FUND EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN IN THE TABLES.

Rather, the tables have been provided only to assist investors in understanding the various costs and expenses that a shareholder will bear, directly or indirectly, in connection with an investment in the Funds.

____

  1 AS OF SEPTEMBER 1, 1998, CLASS A RETAIL SHARES ARE SUBJECT TO A SHORT-TERM REDEMPTION FEE OF 1% ON SHARES REDEEMED WITHIN SIX MONTHS OF ACQUISITION. AS OF DECEMBER __, 1998, EXCHANGES ARE ALSO SUBJECT TO A 1% FEE ON SHARES EXCHANGED WITHIN SIX MONTHS OF ACQUISITION. THE FEE IS PAID TO THE FUND AND ITS PURPOSE IS TO DISCOURAGE SHORT-TERM TRADING.

  2 The percentages shown in "Other Expenses" and "Total Operating Expenses" are net of reimbursement by the Investment Manager. The percentages in "Other Expenses" for the Class A Retail shares of the International Equity Fund, Emerging Markets Equity Fund, Smaller Companies Fund, and Global Income Fund are based on expenses incurred by those Funds during the year ended December 31, 1997 after expense reimbursements. Absent reimbursements, "Other Expenses" as a percentage of net assets for the Class A Retail shares of the International Equity Fund, Emerging Markets Equity Fund, Smaller Companies Fund, and Global Income Fund would have been 1.62%, 1.41%, 1.09%, and 1.72%, respectively, for the year ended December 31, 1997. The "Other Expenses" for the year ended December 31, 1997 have been calculated using the 12b-1 fee then in effect of 0.50% (except Global Income which was 0.35%). Absent such reimbursements, "Total Operating Expenses" as a percentage of net assets for the Class A Retail shares of the International Equity Fund, Emerging Markets Equity Fund, Smaller Companies Fund, and Global Income Fund would have been 3.12%, 2.91%, 2.59%, and 2.82%, respectively, for the year ended December 31, 1997. The percentages shown for the shares of the International Smaller Companies Fund are estimated and based on the operating expense information for the International Equity Fund, one of the series of the Company currently offered to the public.

  3 The 5% annual return assumption in this example is required by SEC regulations applicable to all mutual funds; it does not represent a projection of the Funds' actual performance.



                             FINANCIAL HIGHLIGHTS


The following tables provide condensed information concerning income and capital changes for one Class A share of International Equity Fund, Emerging Markets Equity Fund, Smaller Companies Fund, and Global Income Fund for the periods shown. This information, other than for the six months ended June 30, 1998, has been audited by PricewaterhouseCoopers LLP, the Funds' independent accountant, whose unqualified reports thereon appear in the Annual Report to Shareholders of such Funds for the periods shown below. The financial statements and related notes contained in such Reports (and no other portion of such Reports) are incorporated by reference into the Statement of Additional Information. This information should be read in conjunction with such statements and notes.

INTERNATIONAL EQUITY FUND
-------------------------



                                                  ----------------------------------------------------------------------------------

                                                   SIX MONTHS    YEAR         YEAR         YEAR        YEAR       YEAR      PERIOD

                                                   ENDED JUNE    ENDED        ENDED        ENDED       ENDED      ENDED      ENDED

                                                    30, 1998    DEC. 31,     DEC. 31,     DEC. 31,    DEC. 31,   DEC. 31,  DEC. 31,

                                                  (UNAUDITED)     1997         1996         1995        1994       1993    1992 (A)

                                                 ------------  -----------  ---------  ------------  ---------  --------- ----------

Net asset value, beginning of period                 $ 10.90      $ 11.19     $ 11.27      $ 10.16    $ 13.23    $  9.31   $10.00
                                                   ---------    ---------   ---------     --------   --------   --------  -------
Income from investment operations:
Net investment income (loss)                           (0.03)       (0.24)+     (0.11)+      (0.08)+    (0.12)+    (0.03)   (0.01)
Net realized and unrealized gain (loss) on
   investments                                          1.83         0.18        1.45         1.20      (0.94)      5.01    (0.52)
                                                   ---------    ---------   ---------     --------   --------   --------  -------
             Total from investment operations           1.80        (0.06)       1.34         1.12      (1.06)      4.98    (0.53)
                                                   ---------    ---------   ---------     --------   --------   --------  -------
Less distributions to shareholders:
From net investment income                               ---          ---       (0.11)         ---        ---        ---    (0.04)
In excess of net investment income                       ---          ---       (0.09)         ---        ---        ---      ---
From net realized gain                                 (0.30)       (0.23)      (1.22)       (0.01)     (2.01)     (1.06)   (0.12)
In excess of net realized capital gain                   ---          ---         ---          ---        ---        ---      ---
                                                   ---------    ---------   ---------     --------   --------   --------  -------
             Total distributions                       (0.30)       (0.23)      (1.42)       (0.01)     (2.01)     (1.06)   (0.16)
                                                   ---------    ---------   ---------     --------   --------   --------  -------
Net asset value, end of period                       $ 12.40      $ 10.90     $ 11.19      $ 11.27    $ 10.16    $ 13.23   $ 9.31
                                                   =========    =========   =========     ========   ========   ========  =======

Total Return**                                         16.47 %      (0.71)%     12.13 %      11.01 %    (8.44)%    54.50 %  (5.32)%
Ratios/Supplemental Data:
Net assets, end of period (000's)                    $13,375      $13,952     $25,822      $28,546    $32,296    $44,610   $1,328
Net expenses to average daily net assets
   (Note A)                                             2.50 %*      2.50 %      2.39 %       2.50 %     2.50 %     2.50 %   2.50 %*

Net investment income(loss) to average daily
   net assets                                          (0.38)%*     (1.01)%     (1.06)%      (0.64)%    (0.98)%    (0.79)%  (0.10)%*

Portfolio turnover rate                                   36 %         51 %        84 %        101 %      155 %      151 %    140 %


Note A: AIB Govett London waived a portion of its management fees and Govett Financial Services Limited, a former distributor of the Funds, reimbursed a portion of the other operating expenses of the Funds for the years ended December 31, 1992, 1993 and 1994. For the years ended December 31, 1995, 1996, and 1997, AIB Govett London (former investment manager, currently Subadviser to all Funds) reimbursed a portion of the operating expenses of the Funds. For the six months ended June 30, 1998, AIB Govett waived a portion of its management fee and reimbursed a portion of other operating expenses of the Funds. Without the reimbursement of expenses, the expense ratios as a percentage of average net assets for the periods indicated would have been:

     Expenses                                           3.18 %*      3.12 %      3.09 %       2.75 %     2.74 %     2.65 %  13.85 %*


(a) Commencement of Operations was January 7, 1992.

(b) As of January 1, 1998, AIB Govett became investment manager to all Funds, and AIB Govett London (former investment manager) became Subadviser to all Funds.
*   Annualized

** Total return calculations exclude front end sales load. Total return would have been lower if the Investment Manager had not voluntarily waived a portion of its management fees and assumed a portion of the Fund's expenses.
+ Per share net investment income (loss) does not reflect the current period's reclassification of permanent differences between book and tax basis net investment income (loss). See Note 1 of the relevant Financial Statements.

EMERGING MARKETS EQUITY FUND
-----------------------------



                                                         ------------------------------------------------------------------------
                                                          SIX MONTHS
                                                          ENDED JUNE      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED

                                                           30, 1998        DEC. 31,        DEC. 31,       DEC. 31,       DEC. 31,

                                                         (UNAUDITED)         1997           1996            1995          1994
                                                         -----------      ----------     ----------     ----------     ----------

NET ASSET VALUE, BEGINNING OF PERIOD                         $ 12.24         $ 13.66        $ 12.24        $ 13.29        $ 17.70

                                                         -----------      ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)                                    0.03           (0.11)+        (0.13)+        (0.06)+        (0.11)+

Net realized and unrealized gain (loss) on

   Investments                                                 (2.36)          (1.31)          1.61          (0.98)         (1.93)

                                                         -----------      ----------     ----------     ----------     ----------
             Total from investment operations                  (2.33)          (1.42)          1.48          (1.04)         (2.04)

                                                         -----------      ----------     ----------     ----------     ----------

Less distributions to shareholders:

From net investment income                                     (0.15)            ---            ---            ---            ---

In excess of net investment income                               ---             ---          (0.06)           ---            ---

From net realized gain                                           ---             ---            ---          (0.01)         (2.33)

In excess of net realized capital gain                           ---             ---            ---            ---          (0.04)

                                                         -----------      ----------     ----------     ----------     ----------
             Total distributions                               (0.15)            ---          (0.06)         (0.01)         (2.37)

                                                         -----------      ----------     ----------     ----------     ----------
Net asset value, end of period                               $  9.76         $ 12.24        $ 13.66        $ 12.24        $ 13.29

                                                         ===========      ==========     ==========     ==========     ==========



TOTAL RETURN**                                                (19.30)%        (10.40)%        12.08%         (7.84)%       (12.65)%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's)                            $19,414         $32,899        $56,814        $75,887        $76,812

Net expenses to average daily net assets

   (Note A)                                                     2.50%*          2.50%          2.38%          2.50%          2.50%

Net investment income(loss) to average daily

   net assets                                                   0.20%*         (0.54)%        (0.62)%        (0.49)%        (0.77)%
Portfolio turnover rate                                           58%            120%           122%           115%           140%


                                                         -----------------------------
                                                                               PERIOD
                                                         YEAR ENDED            ENDED
                                                           DEC. 31,           DEC. 31,
                                                             1993             1992 (A)
                                                         ----------       -----------
NET ASSET VALUE, BEGINNING OF PERIOD                        $ 10.72            $10.00
                                                         ----------       -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  (0.05)            (0.03)
Net realized and unrealized gain (loss) on
   Investments                                                 8.36              0.75
                                                         ----------       -----------
             Total from investment operations                  8.31              0.72
                                                         ----------       -----------
Less distributions to shareholders:
From net investment income                                      ---               ---
In excess of net investment income                              ---               ---
From net realized gain                                        (1.33)              ---
In excess of net realized capital gain                          ---               ---
                                                         ----------       -----------
             Total distributions                              (1.33)              ---
                                                         ----------       -----------
Net asset value, end of period                              $ 17.70            $10.72
                                                         ==========       ===========

TOTAL RETURN**                                                79.73%             7.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                           $71,422            $5,625
Net expenses to average daily net assets
   (Note A)                                                    2.50%             2.50%*
Net investment income(loss) to average daily
   net assets                                                 (0.88)%           (0.49)%*
Portfolio turnover rate                                         143%              182%


Note A: AIB Govett London waived a portion of its management fees and Govett Financial Services Limited, a former distributor of the Funds, reimbursed a portion of the other operating expenses of the Funds for the years ended December 31, 1992, 1993 and 1994. For the years ended December 31, 1995, 1996, and 1997, AIB Govett London (former investment manager, currently Subadviser to all Funds) reimbursed a portion of the operating expenses of the Funds. For the six months ended June 30, 1998, AIB Govett waived a portion of its management fee and reimbursed a portion of other operating expenses of the Funds. Without the reimbursement of expenses, the expense ratios as a percentage of average net assets for the periods indicated would have been:

     Expenses                                      3.73%*      2.91%       2.62 %     2.78%     2.65%      2.52%       7.52%*

(a)  Commencement of Operations was January 7, 1992.

(b) As of January 1, 1998, AIB Govett became investment manager to all Funds, and AIB Govett London (former investment manager) became Subadviser to all Funds.
*    Annualized
** Total return calculations exclude front end sales load. Total return would have been lower if the Investment Manager had not voluntarily waived a portion of its management fees and assumed a portion of the Fund's expenses.
+ Per share net investment income (loss) does not reflect the current period's reclassification of permanent differences between book and tax basis net investment income (loss). See Note 1 of the relevant Financial Statements.

SMALLER COMPANIES FUND
----------------------




                                                  ---------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                     ENDED JUNE      YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                      30, 1998         DEC. 31,         DEC. 31,         DEC. 31,        DEC. 31
                                                    (UNAUDITED)          1997             1996             1995           1994
                                                  -------------      ------------    -------------    -------------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD                    $ 19.09          $  21.83         $  29.96         $  19.06        $ 15.85
                                                  -------------      ------------    -------------    -------------    -----------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (0.21)            (0.43)+          (0.44)+          (0.30)+        (0.10)+

Net realized and unrealized gain (loss) on
   investments                                             0.60             (2.31)           (2.84)           13.32           4.47
                                                  -------------      ------------    -------------    -------------    -----------

             Total from investment operations              0.39             (2.74)           (3.28)           13.02           4.37
                                                  -------------      ------------    -------------    -------------    -----------
Less distributions to shareholders:
From net investment income                                  ---               ---              ---              ---            ---
In excess of net investment income                          ---               ---              ---              ---            ---
From net realized gain                                      ---               ---            (4.85)           (2.12)         (1.16)
In excess of net realized capital gain                      ---               ---              ---              ---            ---
                                                  -------------      ------------    -------------    -------------    -----------
             Total distributions                            ---               ---            (4.85)           (2.12)         (1.16)
                                                  -------------      ------------    -------------    -------------    -----------

Net asset value, end of period                          $ 19.48          $  19.09         $  21.83         $  29.96        $ 19.06
                                                  =============      ============    =============    =============    ===========
TOTAL RETURN**                                             2.04%           (12.55)%         (10.62)%          69.13%         28.68%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's)                       $87,676          $127,925         $259,735         $517,990        $76,873

Net expenses to average daily net assets (Note A)          1.95%*            1.95%            1.81%            1.95%          1.95%

Net investment income(loss) to average daily net

   assets                                                 (1.77)%*          (1.64)%          (1.40)%          (1.64)%        (1.13)%

Portfolio turnover rate                                      30%               77%             406%             280%           519%


                                                               ------------
                                                                 YEAR ENDED
                                                                   DEC. 31,
                                                                   1993 (C)
                                                                -----------

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 10.00
                                                                -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                          (0.06)
Net realized and unrealized gain (loss) on
   investments                                                         5.91
                                                                -----------
             Total from investment operations                          5.85
                                                                -----------
Less distributions to shareholders:
From net investment income                                              ---
In excess of net investment income                                      ---
From net realized gain                                                  ---
In excess of net realized capital gain                                  ---
                                                                -----------
             Total distributions                                        ---
                                                                -----------
Net asset value, end of period                                      $ 15.85
                                                                ===========
TOTAL RETURN**                                                        58.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                                   $39,681
Net expenses to average daily net assets (Note A)                      1.95%
Net investment income(loss) to average daily net
   assets                                                             (0.93)%
Portfolio turnover rate                                                 483%


Note A: AIB Govett London waived a portion of its management fees and Govett Financial Services Limited, a former distributor of the Funds, reimbursed a portion of the other operating expenses of the Funds for the years ended December 31, 1992, 1993, and 1994. For the years ended December 31, 1995, 1996, and 1997, AIB Govett London (former investment manager, currently Subadviser to all Funds) reimbursed a portion of the operating expenses of the Funds. For the six months ended June 30, 1998, AIB Govett waived a portion of its management fee and reimbursed a portion of other operating expenses of the Funds. Without the reimbursement of expenses, the expense ratios as a percentage of average net assets for the periods indicated would have been:

     Expenses                                         2.80%*    2.59%    2.08%    2.12%    2.40%    2.44%


(c)  Commencement of Operations was January 1, 1993.

(d) Prior to January 9, 1997, Berkeley Capital Management acted as investment subadviser to this Fund.

(b) As of January 1, 1998, AIB Govett became investment manager to all Funds, and AIB Govett London (former investment manager) became Subadviser to all Funds.
** Total return calculations exclude front end sales load. Total return would have been lower if the Investment Manager had not voluntarily waived a portion of its management fees and assumed a portion of the Fund's expenses.

+ Per share net investment income (loss) doe not reflect the current period's reclassification of permanent differences between book and tax basis net investment income (loss). See Note 1 of the relevant Financial Statements.

GLOBAL INCOME FUND
------------------



                                                ------------------------------------------------------------------------
                                                   SIX MONTHS
                                                   ENDED JUNE      YEAR ENDED     YEAR ENDED    YEAR ENDED   YEAR  ENDED
                                                    30, 1998         DEC. 31,       DEC. 31,      DEC. 31,      DEC. 31,
                                                  (UNAUDITED)          1997           1996         1995           1994
                                                -------------     -----------    -----------    ----------     ---------
NET ASSET VALUE, BEGINNING OF PERIOD                   $ 7.82         $  8.32        $  8.97       $  8.48       $ 10.16
                                                -------------     -----------    -----------    ----------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             0.15            0.26+          0.57+         0.63+         0.76+
Net realized and unrealized gain (loss) on
   investments                                           0.07           (0.30)         (0.54)         0.53         (1.67)
             Total from investment operations            0.22           (0.04)          0.03          1.16         (0.91)
                                                -------------     -----------    -----------    ----------     ---------
Less distributions to shareholders:
From net investment income                              (0.18)          (0.12)         (0.66)        (0.63)        (0.24)
In excess of net investment income                        ---             ---          (0.02)        (0.04)          ---
From net realized gain                                    ---             ---            ---           ---           ---
In excess of net realized capital gain                    ---             ---            ---           ---           ---
Tax return  of capital                                    ---           (0.34)           ---           ---         (0.53)

             Total distributions                        (0.18)          (0.46)         (0.68)        (0.67)        (0.77)
Net asset value, end of period                         $ 7.86         $  7.82        $  8.32       $  8.97       $  8.48
                                                =============     ===========    ===========    ==========     =========

TOTAL RETURN**                                           2.96%          (0.35)%         0.34%        14.11%        (9.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                      $7,871         $10,277        $20,354       $41,181       $51,691
Net expenses to average daily net assets
   (Note A)                                              1.75%*          1.75%          1.64%         1.75%         1.75%
Net investment income(loss) to average daily
   net assets                                            4.46%*          4.23%          7.17%         7.45%         8.30%
Portfolio turnover rate                                      6%             76%           236%          249%          701%

                                                      ----------------------------
                                                                          PERIOD
                                                        YEAR ENDED        ENDED
                                                          DEC. 31,       DEC. 31,
                                                           1993           1992 (A)
                                                       -----------     -----------
NET ASSET VALUE, BEGINNING OF PERIOD                         $9.77          $10.00
                                                       -----------     -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  0.99            0.80
Net realized and unrealized gain (loss) on
   investments                                                0.66            0.66
                                                       -----------     -----------
             Total from investment operations                 1.65            0.86
                                                       -----------     -----------
Less distributions to shareholders:
From net investment income                                   (0.95)          (0.78)
In excess of net investment income                             ---             ---
From net realized gain                                       (0.31)          (0.31)
In excess of net realized capital gain                         ---             ---
Tax return  of capital                                         ---             ---
                                                       -----------     -----------
             Total distributions                             (1.26)          (1.09)
                                                       -----------     -----------
Net asset value, end of period                              $10.16           $9.77
                                                       ===========     ===========
TOTAL RETURN**                                               17.67%           8.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                          $82,000         $34,084
Net expenses to average daily net assets
   (Note A)                                                   1.72%           1.75%*
Net investment income(loss) to average daily
   net assets                                                 9.66%           9.75%*
Portfolio turnover rate                                        328%            378%


Note A: AIB Govett London waived a portion of its management fees and Govett Financial Services Limited, a former distributor of the Funds, reimbursed a portion of the other operating expenses of the Funds for the years ended December 31, 1992, 1993 and 1994. For the years ended December 31, 1995, 1996, and 1997, AIB Govett London (former investment manager, currently Subadviser to all Funds) reimbursed a portion of the operating expenses of the Funds. For the six months ended June 30, 1998, AIB Govett waived a portion of its management fee and reimbursed a portion of other operating expenses of the Funds. Without the reimbursement of expenses, the expense ratios as a percentage of average net assets for the periods indicated would have been:

     Expenses                                     3.19%*    2.82%    2.38%    1.93%    1.95%    1.72%    3.17%*


(a)  Commencement of Operations was January 7, 1992.

(b) As of January 1, 1998, AIB Govett became investment manager to all Funds, and AIB Govett London (former investment manager) became Subadviser to all Funds.
*    Annualized
** Total return calculations exclude front end sales load. Total return would have been lower if the Investment Manager had not voluntarily waived a portion of its management fees and assumed a portion of the Fund's expenses.
+ Per share net investment income (loss) does not reflect the current period's reclassification of permanent differences between book and tax basis net investment income (loss). See Note 1 of the relevant Financial Statements.

                           AN OVERVIEW OF THE FUNDS

The following paragraphs summarize the Funds' objectives and investment policies.

Although no Fund provides a complete or balanced investment program, investors may use each Fund as part of a comprehensive program to meet their longterm needs. Of course, there can be no assurance that any Fund will meet its investment objective. Please refer also to "Investment Techniques and Policies," below, and to the Statement of Additional Information.

The Statement of Additional Information provides the full text of the Funds' investment restrictions and other investment policies. Except for each Funds' investment objective and those investment restrictions designated as "fundamental," which only may be changed with shareholder approval, the investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed at any time by the Company's Board of Directors.

INTERNATIONAL EQUITY FUND seeks longterm capital appreciation by investing primarily in equity securities of issuers located throughout the world.

Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities -- that is, common stocks, preferred stocks, and warrants to acquire such stocks -- of issuers located in any country other than the U.S.; provided that the Fund invests in at least three issuers located in different countries. The Fund typically invests in securities listed on recognized securities exchanges, but it may hold securities which are listed on other exchanges or that are not listed.

The Fund may invest up to 35% of its total assets in other equity securities, in debt obligations convertible into equity securities, and in nonconvertible debt securities.

EMERGING MARKETS EQUITY FUND seeks longterm capital appreciation by investing primarily in equity securities of issuers located in emerging markets.

Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities -- that is, common stocks, preferred stocks, and warrants to acquire such stocks -- of issuers located in emerging or developing markets; provided that the Fund invests in at least three issuers located in different countries. An emerging or developing market is broadly defined as one with low to middle-range per capita income. AIB Govett uses the classification system developed by the World Bank to determine the potential universe of emerging markets for investment, but limits Fund investments to those countries it believes have potential for significant growth and development. The Fund typically invests in securities listed on recognized securities exchanges, but it may hold securities that are listed on other exchanges or that are not listed.

The Fund may invest up to 35% of its total assets in other equity securities, in debt obligations convertible into equity securities, and in nonconvertible debt securities.

INTERNATIONAL SMALLER COMPANIES FUND seeks long-term capital appreciation by investing primarily in equity securities of smaller companies located outside the U.S.


Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities that is, common stocks, preferred stocks, and warrants to acquire such stocks of smaller companies located outside the U.S., provided that the Fund invests in at least three issuers located in different countries. For this Fund, a smaller company is defined as a company, which at the time of purchase, has a market capitalization no greater than $3 billion. The Fund typically invests in securities listed on recognized securities exchanges, but it may hold securities that are listed on other exchanges or that are not listed.


The Fund may invest up to 35% of its total assets in other equity securities. The Fund may also invest in debt obligations convertible into equity securities and in non-convertible debt securities.


SMALLER COMPANIES FUND seeks longterm capital appreciation by investing primarily in equity securities of smaller companies. This Fund may invest in U.S. companies.


Under normal market conditions, the Fund invests at least 65% of its total assets in securities of smaller companies located anywhere in the world, including the U.S. For this Fund, a smaller company is defined as a company, which at the time of purchase, has a market capitalization no greater than $3 billion. This policy puts the typical smaller company in the same size range as companies included in the Russell 2000 Index.

The Fund may invest up to 35% of its total assets in other equity securities. The Fund may also invest in debt obligations convertible into equity securities and in non-convertible debt securities.

Under normal market conditions, the Fund will invest at least 80% of the Fund's total assets in common stocks. In addition, the Fund may invest up to 20% of its total assets in other types of securities with equity characteristics, including preferred stocks, convertible securities, warrants, units, and rights. The Fund typically invests in securities listed on recognized securities exchanges, but it may hold securities that are listed on other exchanges or that are not listed.

GLOBAL INCOME FUND seeks primarily a high current income, consistent with preservation of capital, by investing primarily in debt securities. Its secondary objective is capital appreciation.

This Fund is designed to provide the potential for higher yields and greater capital gains than a U.S.only bond fund, although an investment in the Fund has special risks. Under normal market conditions, the Fund invests at least 65% of its total assets in debt securities -- such as, supranational, government or sovereign, or non-convertible corporate bonds, notes, debentures, certificates of deposit, commercial paper, bankers' acceptances, and fixed-time deposits -- of issuers located in any country anywhere in the world, including the U.S. The Fund must invest (a) in at least three issuers located in different countries and (b) no more than 40% of its total assets in issuers located in any one country.

The Fund may invest up to 35% of its total assets in debt obligations convertible into equity securities, such as common and preferred stocks and warrants to acquire such stocks, and in equity securities; provided that the Fund may not invest more that 20% of its total assets in equity securities.

It is the Fund's policy that 75% of its total assets invested in debt securities and commercial paper, at the time of purchase, will be rated by Moody's at least in the Baa category or by Standard & Poor's at least in the BBB category or, if unrated, determined to be of comparable quality by the Investment Manager, with respect to debt securities, and rated by Moody's at least in the Prime-2 category or by Standard & Poor's in the A-2 category, or, if unrated, determined to be of comparable quality by the Investment Manager, with respect to commercial paper.

It also is the Fund's current policy to maintain the average dollar-weighted maturity of the Fund's portfolio between five to ten years, that is, the maturity of an intermediate-term debt instrument, although the Fund may adjust its average dollar-weighted maturity from time to time


                      INVESTMENT TECHNIQUES AND POLICIES

Although no Fund provides a complete or balanced investment program, investors can use each as part of an overall program to meet longterm objectives.
Although each Fund may receive current income from dividends, interest and other sources, with the exception of the Global Income Fund, income is only an incidental consideration in AIB Govett's selection of a Fund's investments. Of course, there can be no assurance that any Fund will achieve its investment objective. Each Fund's net asset value ("NAV") fluctuates as the value of its portfolio securities fluctuates.

In interpreting each Fund's investment policies and objectives, AIB Govett adheres to the following principles and definitions:

 .    Whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in a security or other asset, or sets forth a policy regarding quality standards, such percentage limitation is determined immediately after and as a result of the Fund's acquisition of that asset. Any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered when determining whether the asset complies with the Fund's investment policies and limitations (but any increase or decrease will be considered when determining whether the asset complies with the regulatory limitations that apply to borrowings and illiquid securities).

 .    The term "issuers located in" a particular country or region includes issuers (i) which are organized under the laws of that country or a country in that region and which have their principal office in that country or a country in that region; or (ii) which derive 50% or more of their total revenues from business in that country or a country in that region; or
     (iii) the equity securities of which are principally traded on a stock exchange of that country or a country in that region.


GENERAL LIMITATIONS


International Equity Fund, Emerging Markets Equity Fund, International Smaller Companies Fund, and Smaller Companies Fund are "diversified companies," as that term is defined in the 1940 Act. As diversified companies, these Funds, with respect to 75% of its total assets, may not invest more than 5% of their respective total assets in the securities of any one issuer (excluding the U.S. Government and its agencies) or more than 10% of the outstanding voting securities of any one issuer. Global Income Fund is not a "diversified company".

With respect to all Funds, no Fund may borrow money or mortgage or pledge any of its assets, except that a Fund may borrow from banks, for temporary emergency purposes, up to 33 1/3% of its total assets and pledge up to 33 1/3% of its total assets in connection with such borrowing. Any borrowings that come to exceed the 33 1/3% limitation will be reduced within three days. No Fund may purchase securities when its borrowings exceed 5% of its total assets. No Fund may make loans if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other parties, except (i) through the purchase of a portion of a debt issue in accordance with the Fund's investment objectives, policies or limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities. No Fund may invest 25% or more of its total assets in any one industrial classification. These limitations are fundamental and cannot be changed without shareholder approval.

As a non-fundamental policy, no Fund may invest more than 5% of its respective net assets in securities restricted as to resale or in illiquid securities, and no Fund may purchase a security if, as a result, more than 5% of that Fund's net assets would be invested in warrants, or more than 2% of the Fund's net assets would be invested in warrants not listed on the American Stock Exchange or the New York Stock Exchange.

INVESTMENT TECHNIQUES

DEPOSITORY RECEIPTS. The Funds may invest in sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), and similar global instruments to the extent that they may invest in the underlying securities. A U.S. or foreign bank or trust company typically "sponsors" these depository instruments, which evidence ownership of underlying securities issued by a U.S. or foreign corporation. Unsponsored programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, information about the issuer may not be as readily available or as current as for sponsored depository instruments, and prices may be more volatile than if they were sponsored by the issuers of the underlying securities.


INVESTMENT IN DEBT SECURITIES AND COMMERCIAL PAPER. With respect to International Equity, Emerging Markets Equity, International Smaller Companies, and Smaller Companies Funds only, at least 75% of Fund's total assets invested in nonconvertible debt securities other than commercial paper must be rated, at the time of purchase, at least in the A category by Standard & Poor's or Moody's, or if unrated, determined to be of comparable quality by AIB Govett. These four Funds' commercial paper investments must, at the time of purchase, be rated at least Prime2 by Moody's or A2 by Standard & Poor's, or if unrated, determined to be of comparable quality by AIB Govett.

With respect to all Funds, the subsequent downgrade of a debt security to a level below the investment grade required for the Fund will not require an immediate sale of the security. However, AIB Govett will consider the circumstances of the downgrade in determining whether to hold that security, including causes of the downgrade, local market conditions, and general economic trends.

TEMPORARY STRATEGIES. To retain flexibility to respond promptly to adverse changes in market and economic conditions, AIB Govett, in its discretion, may use temporary defensive strategies. Under such strategies, a Fund may hold up to 100% of its total assets as cash (either U.S. dollars, foreign currencies or multinational currency units), and/or invest in shortterm, high-quality debt securities. For debt obligations other than commercial paper, such instruments must be rated, at the time of purchase, at least in the AAA category by Standard & Poor's or at least in the Aaa category by Moody's, or if unrated, determined to be of comparable quality by AIB Govett. For commercial paper, such investments must be rated, at the time of purchase, at least A2 by Standard & Poor's or Prime2 by Moody's, or if unrated, determined to be of comparable quality by AIB Govett.

HEDGING STRATEGIES. Each Fund may use certain hedging strategies to attempt to reduce the overall level of investment and currency risk normally associated with its investments, although there can be no assurance that such efforts will succeed. Among the types of transactions which may be used are: forward currency contracts, writing of covered put and call options, purchase of put and call options on currencies and equity and debt securities, stock index futures and options thereon, interest rate or currency futures and options thereon, and securities futures and options thereon. It is currently intended that no Fund will place more than 5% of its net assets at risk in any one of these transactions or securities, except Global Income Fund may invest significantly more than 5% of its net assets in forward currency contracts, provided that no more than 5% of its net assets are at risk in any one of the other types of transactions or securities. However, although there is no limit on the number of forward currency contracts Global Income Fund may enter into, this Fund may not position hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time the sale of any foreign currency is made) of the securities held in its portfolio denominated or quoted in, or currently convertible into, such currency.

REPURCHASE AGREEMENTS AND OVERNIGHT TIME DEPOSITS. Each Fund may enter into repurchase agreements, in which the Fund acquires a high grade liquid debt security from a U.S. bank, broker-dealer or other financial institution that simultaneously agrees to repurchase the security at a specified time and price. Repurchase agreements are collateralized, in an amount at least equal to the current value of the loaned securities, plus any accrued interest, by cash, letters of credit, U.S. Government securities, or other high grade liquid debt securities at the Fund's custodian (or designated subcustodian), segregated from other Fund assets. In segregating such assets, the Fund's custodian either places them in a segregated account or separately identifies them and makes them unavailable for investment by the Fund. Each Fund may also invest in overnight time deposits placed at competitive interest rates with creditworthy banks, including the Funds' custodian.

INVESTMENT IN OTHER INVESTMENT COMPANIES. Emerging and developing markets countries often limit foreign investments in equity securities of issuers located in such countries. As a result, the Funds may be able to invest in such countries solely or primarily through open- or closed-end investment companies. Each Fund may invest in such companies to the extent permitted under the 1940 Act. The Funds may not invest in any investment companies managed by AIB Govett or any of its affiliates. Investments in investment companies may involve a duplication of certain expenses, such as management and administrative expenses.

RESTRICTED SECURITIES. The Funds may invest in foreign securities that are restricted against transfer within the U.S. or to U.S. persons. Although securities subject to such U.S. transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. Unless these securities are limited as to resale within their principal market, the Funds treat such foreign securities whose principal market is abroad as not being subject to investment limitation on restricted securities.

                               INVESTMENT RISKS

The quality and quantity of historic economic and securities market data are, in many foreign and emerging markets, limited, and many foreign markets are inherently more volatile than the U.S. securities markets. AIB Govett utilizes investment policies which involve the review and analysis of overall market information to determine geographic and sector exposure and the investigation of individual candidate companies within that strategic focus.

MARKET. Equity and bond markets outside the U.S. have significantly outperformed U.S. markets from time to time. Consequently, AIB Govett believes that investments in foreign securities may provide greater longterm investment returns than would be available from investing solely in U.S. securities. Nevertheless, each Fund's portfolio is subject to market risk--the possibility that stock and bond prices will decline over short, or even extended, periods-- to a greater degree than domestic investments, as a result of a variety of factors that can affect stock and bond prices.

For example, there may be less information publicly available about foreign companies, and less government regulation and supervision of foreign stock exchanges, securities dealers and publicly traded companies than is available about comparable U.S. entities. Accounting, auditing and financial reporting standards, practices and requirements are not uniform and may be less rigorous than U.S. standards. Securities of some foreign companies are less liquid, and their prices are more volatile, than securities of comparable U.S. companies. Trading settlement practices in some markets may be slower or less frequent than in the U.S., which could affect liquidity of a Fund's portfolio. Trading practices abroad may offer less protection to investors. In some foreign countries, any or all of expropriation, nationalization, and confiscation are risks to which non-U.S. companies may be subject. A foreign government's limits on the repatriation of distributions and profits and on the removal of securities, property, or other assets from that country may affect a Fund's liquidity and the value of its assets. Political or social instability, including war or other armed conflict, or diplomatic developments also could affect the Funds.

CURRENCY. The Funds, as are most foreign investors, are also exposed to currency risk if the U.S. dollar value of securities denominated in other currencies is adversely affected by exchange rate movements. Currency risk could affect the value of a Fund's investments, the value of dividends and interest earned by a Fund, and the value of gains which may be realized.

FOREIGN TAXATION. Some foreign governments levy brokerage taxes, increasing the cost of securities subject to the tax and reducing any realized gain or increasing any realized loss. Foreign governments also may withhold taxes from dividends, distributions and interest paid. Such taxes may adversely affect a Fund's net asset value.

INVESTING IN EMERGING MARKETS. The risks of investing in foreign securities are intensified if the investments are in emerging or developing markets. In general, these markets may offer special investment opportunities because their securities markets, industries and capital structure are growing rapidly, but investments in these countries involve special risks not present in the U.S. or in mature foreign markets, such as Germany or the United Kingdom. Settlement of securities trades may be subject to extended delays, so that a Fund may not receive securities purchased or the proceeds of sales of securities on a timely basis. Emerging markets generally have smaller, less developed trading markets and exchanges, which may affect liquidity, so that the fund may not be able to dispose of those securities quickly and at a reasonable price. These markets may also experience greater volatility, which can materially affect the value of a Fund's portfolio and, therefore, its net asset value. Emerging market countries may have relatively unstable governments. In such environments the risk of nationalization of businesses or of prohibitions on repatriation of assets is greater than in more stable, developed political and economic circumstances. The economy of a developing market country may be predominantly based on only a few industries, and it may be highly vulnerable to changes in local or global trade conditions. The legal and accounting systems, and mechanisms for protecting property rights, may not be as well developed as those in more mature economies. In addition, some emerging markets countries have general or industry-specific restrictions on foreign ownership that may limit or eliminate the Fund's opportunities to acquire desirable securities.


INVESTING IN SMALLER COMPANIES. The smaller companies in which the Funds invest, and in which International Smaller Companies and Smaller Companies Funds primarily invest, often have rates of sales, earnings, and share price appreciation that exceed those of larger companies. However, such companies also often have limited product lines, markets or financial resources. Stocks of smaller companies may have limited marketability and typically experience greater price volatility than stocks of larger companies. The Fund's share price may reflect this volatility.


INTEREST RATES AND CREDIT. The value of fixed-income securities held by the Funds generally fluctuates inversely with interest rate movements. Global Income Fund normally invests in a number of issuers; however, the Fund is a "nondiversified" series and may invest more than 5% of its assets in the securities of one issuer. Consequently, the Fund may experience greater interest rate and credit risk with respect to its portfolio than funds with similar objectives which are more broadly diversified.

Securities in the BBB and Baa (Standard & Poor's/Moody's) major rating categories have speculative characteristics and changes in economic conditions and other circumstances are more likely to lead to a weakened capacity to make principal or interest payments than in the case of higher rated bonds.


Global Income Fund also may invest in debt securities rated below investment grade. These securities may be the equivalent of high yield, high risk "junk bonds," which generally have a greater potential for default or price change than higher quality securities caused by changes in the issuer's creditworthiness, economic downturns or interest rate increases. The issuers of such debt securities may be unable or unwilling to repay principal on interest when due, and a Fund may incur additional expenses if it is required to seek recovery following a default in the payment of principal or interest on its holdings. In addition, remedies for defaults on debt securities issued by emerging market governments generally must be pursued in the courts of the defaulting government, and adequate legal recourse can therefore be significantly diminished.

SOVEREIGN DEBT OBLIGATIONS. Funds which may invest in sovereign debt obligations may have difficulty disposing of and valuing them because there may be a limited trading market for them. If reliable market quotations are not available, AIB Govett values such securities in accordance with procedures established by the Board of Directors. AIB Govett's judgment and credit analysis plays a greater role in valuing sovereign debt obligations compared to securities for which external sources for quotations and last sale information are available. Adverse publicity and changing investor perceptions may affect the value of these securities and the Funds' ability to dispose of them. Because there may be no liquid secondary market for many of these securities, the Funds anticipate that the securities could be sold only to a limited number of dealers or institutional investors. See "How Funds Value Their Shares" in this Prospectus and "Description of Securities, Investment Policies and Risk Factors" in the Statement of Additional Information.

                            MANAGEMENT OF THE FUNDS

Under the Company's Articles of Incorporation and the laws of Maryland, the Board of Directors is responsible for overseeing the conduct of the Company's business and the activities of each Fund. Under the Investment Management Agreement (the "Investment Management Agreement"), effective on January 1, 1998, between the Company and AIB Govett, and subject to such policies as the Board may establish, AIB Govett provides the Funds with day-to-day management services and makes, or supervises any subadviser who makes, investment decisions on the Company's behalf in accordance with each Fund's investment policies.

ADVISER AND SUBADVISER

AIB Govett, 250 Montgomery Street, Suite 1200, San Francisco, CA 94104, is a Maryland corporation. AIB Govett is a wholly-owned subsidiary of AIB Asset Management Holdings Limited ("AIBAMH"), which is a majority-owned subsidiary of Allied Irish Banks, plc ("AIB"). AIB is the largest bank in the Republic of Ireland, with assets of approximately $62 billion as of December 31, 1997. AIBAMH has approximately $14 billion of assets under management as of December 31, 1997.


AIB GOVETT LONDON is a U.K. company located at Shackleton House, 4 Battle Bridge Lane, London SE1 2HR, England. A money manager since the 1920s, it has developed special expertise in investing in emerging markets and smaller companies worldwide. AIB Govett London had, as of December 31, 1997, approximately $5.6 billion under management, primarily in non-U.S. funds. AIB Govett London serves as investment subadviser to two U.S. mutual fund portfolios in addition to the Funds.

In 1997, AIBAMH made several adjustments to its operating structure in order to more effectively provide investment management services to its clients around the world. A new U.S. company, AIB Govett, was formed to provide these services to North American clients. In addition, AIB Govett London, which had served as investment manager for the Funds, changed its name from John Govett & Co. Limited. AIB Govett London serves as subadviser to all Funds. AIB Govett and AIB Govett London are wholly-owned subsidiaries of AIBAMH.

The reorganization did not result in any change of actual control or management of AIB Govett London or in any change in management of the Funds. In particular, the same individuals who provided services to the Funds prior to the reorganization continue to provide the same services.

John Murray and Eileen Fitzpatrick, Joint Chief Investment Officers and Directors of AIB Govett, are, respectively, Managing Director of Investments of AIB Govett London and Chief Investment Officer of AIB Investment Managers Limited ("AIBIM"), a wholly-owned subsidiary of AIBAMH based in Dublin. Mr. Murray graduated with a BA in finance and business studies from the University of the South Bank. Prior to joining AIB Govett London as a Director in 1994, he was a Director at Henderson Administration from 1990, most recently responsible for managing pension funds in excess of (Pounds)400m. He also served as a fund manager at Crown Financial Management and as Head of Research at Provident Life.

Ms. Fitzpatrick holds a Ph.D. in Science from University College, Dublin. After two years with a Dublin-based fund management organization, she joined AIBIM in 1988, becoming Head of International Equities and Associate Director in 1993. She moved to NCB Stockbrokers and then, in 1995, to Goodbody Stockbrokers (an affiliate of AIB), where she was Head of International Equities Sales Division. In 1996 she rejoined AIBIM as Deputy Investment Director and was appointed Investment Director in January 1997.

PORTFOLIO MANAGEMENT


AIB Govett and the Subadviser are part of a broad network of offices worldwide, with principal offices located in London, Dublin, San Francisco, and Singapore, which are supported in turn by a global network of investment/research offices in Baltimore, Budapest, Mexico City, Rio de Janeiro, Poznan (Poland), Bangalore, Kuala Lumpur, Seoul, and Taipei. Each Fund is managed by a portfolio management team under the supervision of the Managing Director of Investments of AIB Govett London. Each team's investment process is based on interaction among regional specialist desks. The Global Investment Policy Committee, consisting of the Chief Investment Officers of the principal offices, sets overall investment policies and strategy for the AIB Govett group and coordinates implementation in accordance with each Fund's investment objectives, policies, and regulatory requirements. With this structure, the firm seeks consistent implementation of process and continuity of investment management staff for each Fund.




AIB Govett and the Subadviser permit their investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investment. This policy requires investment and other personnel to conduct their personal investment activities in a manner that is not detrimental to the Funds or to any of the group's other advisory clients. Mr. Patrick Cunneen, a Director of the Company, is a director of AIBAMH.

ADVISORY AND SUBADVISORY AGREEMENTS

The terms of the New Advisory Agreements are substantially similar to the Former Advisory Agreement. The investment management fees paid by the Funds are not affected by the change investment advisory responsibility from AIB Govett London to AIB Govett.

The Funds pay AIB Govett a monthly fee based upon the average net assets of the Funds, as determined at the close of each business day during the month, at an annual rate of 1% of the average daily net assets of each Fund (0.75% for Global Income Fund), for providing investment management and administrative services to the Funds.

Pursuant to its Subadvisory Agreement with AIB Govett London, AIB Govett pays AIB Govett London a fee of 0.45% of average annual net assets for each Fund except Global Income, for which the Subadviser receives 0.3375% of average annual net assets, as compensation for serving as investment subadviser to the Funds. The Funds are not responsible for payment of the subadvisory fee to AIB Govett London.

AIB Govett reimburses certain Fund expenses, including a portion of management fees and service fees. The Funds pay all Fund expenses not waived or reimbursed by AIB Govett or other entities, including but not limited to outside directors' fees, taxes, if any; auditing, legal, custodial, transfer agency and certain investor servicing and shareholder reporting expenses; brokerage and commission expenses, if any; interest charges on any borrowings; costs and expenses of accounting, bookkeeping and recordkeeping; insurance premiums; trade association dues; fees and expenses of complying with federal and state securities laws; costs associated with shareholders' meetings and preparation and distribution of proxy materials; printing and mailing prospectuses and statements of additional information and reports to shareholders. Please see the Financial Highlights section of this Prospectus and the Statement of Additional Information for more information about fees and expenses.

ALLOCATION OF PORTFOLIO TRANSACTIONS

In placing orders for the Funds' portfolio transactions, each of AIB Govett and the Subadviser seeks best execution, analyzing such factors as price, size or order, difficulty of execution and the operational capabilities of the brokerage firm involved. Commissions on trades through foreign securities exchanges or over-the-counter markets typically are fixed and higher than those made through U.S. securities exchanges or over-the-counter markets.

Consistent with the obligation to obtain best execution, AIB Govett or the Subadviser may consider research and brokerage services provided by that broker. The Funds may pay a broker who provides brokerage and research services to AIB Govett or the Subadviser a higher commission than that charged by other brokers if AIB Govett determines in good faith that the amount of the commission is reasonable in relation to the value of those services, either in terms of the particular transaction or of the overall responsibility of AIB Govett or the Subadviser to the Funds and to any accounts over which AIB Govett or the Subadviser exercises investment discretion.

PORTFOLIO TURNOVER

The frequency of portfolio transactions--the "portfolio turnover rate"-- varies from year to year depending on market conditions. Because a high annual turnover rate (over 100%) increases transaction costs and may lead to capital gains which are subject to federal taxation, AIB Govett or the Subadviser carefully weighs anticipated benefits of a trade against expected transaction costs and tax consequences. Neither AIB Govett nor the Subadviser engages in shortterm trading except when necessary to prudently manage the Funds' portfolios. The portfolio turnover rates for the Funds for the period from January 1, 1997 through December 31, 1997 were: International Equity Fund--51%; Emerging Markets Equity Fund--120%; Smaller Companies Fund--77%; and Global Income Fund--76%. The portfolio turnover rates for the Funds for the period from January 1, 1998 through June 30, 1998 were: International Equity Fund--36%; Emerging Markets Equity Fund--58%; Smaller Companies Fund--30%; and Global Income Fund--6%. Each Fund's portfolio turnover rate reflects market conditions affecting the economies that Fund invests in.

DISTRIBUTION ARRANGEMENTS

FPS Broker Services, Inc. (the "Distributor") is the Funds' distributor and principal underwriter. First Data Investor Services Group, Inc. (formerly FPS Services, Inc.), a former affiliate of the Distributor, serves the Funds as transfer and shareholder services agent (the "Transfer Agent"). Effective January 1, 1999, First Data Distributors, Inc. will acquire FPS Broker Services, Inc.

From time to time programs may be implemented under which a broker, dealer or financial intermediary's sales force may be eligible to win nominal awards for certain sales efforts or under which certain reallowances (not exceeding the total applicable sales charges on the sales generated by the broker, dealer or financial intermediary) may be paid to such entities. Other programs provide, among other things and subject to certain conditions, for certain favorable distribution arrangements for sales of shares of the Funds. The Distributor may, from time to time, pursuant to objective criteria it establishes, pay fees to, and sponsor seminars for, qualifying brokers, dealers, or financial intermediaries for certain services or activities which are primarily intended to result in the sale of Fund shares. Any such programs will not change the price an investor will pay for shares or the amount that a Fund will receive from such a sale. No such programs or additional compensation will be offered by the Distributor to the extent that they are prohibited by the laws of any state or any self-regulatory agency with jurisdiction over the Distributor, such as the National Association of Securities Dealers, Inc. (the "NASD").

DISTRIBUTION PLANS

Rule 12b-1 adopted by the SEC under the 1940 Act permits a mutual fund to pay expenses associated with distributing its shares ("distribution expenses") in accordance with a plan adopted by the Company's Board of Directors and approved by its shareholders. Pursuant to Rule 12b-1, the Board of Directors and the shareholders of Class A Retail shares of each Fund have adopted a Distribution Plan referred to in this Prospectus as the "Class A Plan". This distribution plan is intended to comply with the NASD Rules of Fair Practice applicable to mutual fund sales charges. These rules regulate the distribution and service charges that the Funds may impose on a class of shares.

Under the Class A Plan, each Fund pays an ongoing distribution fee to the Distributor at an annual rate of 0.35% of each Fund's aggregate average daily net assets attributable to its Class A Retail shares. There is no service fee paid under the Class A Plan.

The Plan allows the Funds to compensate the Distributor for services provided and expenses incurred in the distribution of Fund shares, including advertising expenses and printing costs (e.g., sales materials used to offer shares to the public). The Distributor may reallow all or a portion of the payments received under the Plan to third parties, including securities dealers, and banks ("Service Organizations"), for rendering shareholder support and administrative services. AIB Govett, pursuant to a Sub-Administration Agreement, provides certain services to the Distributor, including acting as a Service Organization under the Plan.

If the Class A Plan is terminated, the Distributor would not be compensated for costs incurred but not yet recovered. Payments under the Class A Plan of a Fund may not be increased to more than 0.35% of the Fund's average daily net assets attributable to Class A Retail shares without prior approval of the shareholders. At present, the Board of

Directors has approved payments under the Class A Plan for the purpose of compensating the distributor for payments of commissions to the Funds' dealers as well as for certain additional expenses related to shareholder services and the distribution of shares of the Class (including payments for travel, telephone, and overhead expenses related to distribution), subject to the overall percentage limitations described above.

Payments made to the Distributor under the Distribution Plan may be more or less than the amount it spends for distribution of the shares covered by a Plan, resulting in a profit or loss for the Distributor. The Distributor may use payments made to it by a Fund under a Distribution Plan to defray distribution expenses related to the covered class of shares of one or more of the other Funds. Distribution expenses related to a particular class of shares will be allocated among the Funds based on each Fund's outstanding share in such class.

The Directors determined that there was a reasonable likelihood that the Distribution Plan would benefit the Funds and their shareholders. Information about distribution revenues and expenses is provided to the Directors each year, in connection with their consideration of continuing the Distribution Plan. In this review, the Directors take into account expenses incurred in connection with distributing each class of shares separately. The distribution charge and the sales charge of a particular class will not be used to subsidize the sale of the other classes.

CUSTODIAN

The Chase Manhattan Bank (the "Custodian") serves as the Funds' global custodian.

TRANSFER AGENT

First Data Investor Services Group, Inc. (formerly FPS Services, Inc.) (the "Transfer Agent") provides transfer agent, shareholder services agent, and dividend disbursement services to the Funds. The Transfer Agent is a subsidiary of First Data Corporation.

ACCOUNTING AND ADMINISTRATION SERVICES

Chase Global Funds Services Company, an affiliate of the Funds' global custodian, provides the Funds with administration and accounting services.

HOW THE FUNDS VALUE THEIR SHARES

When share price is determined

At the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open, each Fund calculates its net asset value per share (the "NAV") of each class by dividing the total value of the assets (securities plus cash or other assets, including interest and dividends accrued but not yet received), attributable to the class, less total liabilities attributable to the class, by the total number of shares of the class outstanding.

How share price is determined

All securities traded on an exchange are valued at the last sale quotation on the exchange prior to the time of valuation. Securities for which market quotations are readily available are stated at market value. Short-term investments maturing in 60 days or less are valued using amortized cost, which the Board of Directors has determined approximates market value. Amortized cost valuation means that a debt security with a maturity in excess of 60 days, which currently has a maturity of 60 days or less, is valued at the market or fair value of the security on the 61/st/ day prior to maturity (each as adjusted for amortization of premium or discount) rather than at current market value. All other securities and assets are valued at fair value following procedures approved by the Board of Directors.

Foreign securities may trade on days or at times other than those days and times when the New York Stock Exchange is open. The prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at

1:00p.m. Eastern Time at the exchange rates in effect at that time, or at such other rates as the Investment Manager may determine to be appropriate. As a result, currency fluctuations in relation to the U.S. dollar may affect a Fund's NAV per share even though there has been no change in the market value of portfolio holdings. In addition, because of time zone differences foreign exchanges and markets may close before the New York Stock Exchange closes. However, events affecting market values which may occur between the close of regular trading on a foreign exchange and the close of regular trading on the New York Stock Exchange may not be reflected in that day's computation of a Fund's NAV. If an event materially affecting the value of a portfolio holding occurs during such period and the Investment Manager becomes aware of it or if a holding becomes illiquid pursuant to procedures adopted by the Board of Directors, then the holding will be valued at fair value as determined in good faith, according to procedures adopted by the Board.

                               ABOUT YOUR ACCOUNT

                           MULTIPLE CLASSES OF SHARES

As of January 1, 1995, all of the previously outstanding shares of each Fund were redesignated "Class A" shares without other changes, and Class B and Class C shares were authorized for issuance. With effect from June 27, 1997, Class C shares have been redesignated Institutional Class Shares which are available for purchase only by certain eligible investors. A separate prospectus pertaining to the Institutional Class Shares is available upon request. This Prospectus relates only to Class A Retail shares. As of the date of this Prospectus, Class B shares, which are described in a separate prospectus, are not available to the public. Each class of shares of a Fund represents an interest in the same portfolio of investments, and each class has its own sales charge structure. Each class has distinct advantages and disadvantages for investors in different financial circumstances and with different investment goals.

The following table summarizes certain terms of Class A Retail shares:

-----------------------------------------------------------------------------------------------------------------------------
                                                                     Class A
-----------------------------------------------------------------------------------------------------------------------------
Sales Charges                  None
-----------------------------------------------------------------------------------------------------------------------------
12b1 Distribution Fee          0.35% for all Funds
-----------------------------------------------------------------------------------------------------------------------------
Redemption/Exchange Fee        1% on redemptions or exchanges made within 6 months of share purchase
-----------------------------------------------------------------------------------------------------------------------------
Service Fee                    None
-----------------------------------------------------------------------------------------------------------------------------
Minimum Investment             $5,000 initially; $1,000 any subsequent purchases*
-----------------------------------------------------------------------------------------------------------------------------
Exchangeability                Shares of each Fund may be exchanged for shares of the same class of the other Funds
-----------------------------------------------------------------------------------------------------------------------------
Convertibility                 Class A Retail shares do not convert to any other Class of shares of the Funds
-----------------------------------------------------------------------------------------------------------------------------
Dividends                      Calculated in the same manner and at the same time of day for each class
-----------------------------------------------------------------------------------------------------------------------------


* For existing shareholders of record as of December 31, 1997, the applicable minimums are $500 and $25, respectively, for identically registered accounts.

The Board of Directors has determined that currently no conflict of interest exists between the classes of shares of any fund. In accordance with their fiduciary duties under the 1940 Act and state laws, the Directors will seek on an ongoing basis to ensure that no such conflict arises.

                               HOW TO BUY SHARES

Shares of each of the Funds are offered continuously at the NAV per share determined for each Fund as of the close of the regular trading session of the New York Stock Exchange (currently 4:00 p.m. Eastern Time), following receipt by the Transfer Agent of a purchase order in proper form plus, in the case of the Class A Retail shares of each Fund purchased prior to September 1, 1998, an initial sales charge imposed at the time of purchase or subject to a short-term redemption fee upon certain redemptions. AN UNSPECIFIED PURCHASE ORDER WILL BE CONSIDERED AN ORDER FOR CLASS A RETAIL SHARES.

Shares may be purchased through brokers, investment advisers and other financial intermediaries ("authorized dealers") which have selling group agreements with the Distributor, or directly through the Transfer Agent. Authorized dealers may charge a fee for effecting transactions. Completed applications should be sent to the Transfer Agent at the address shown in the Services Guide in Appendix A to this Prospectus. Effective January 1, 1998, the minimum initial investment for new investors ("Second Stage Shareholders") in any series of the Company is $5,000 and any subsequent investments are to be $1,000 or more. Different minimums apply to investments made according to an Automatic Investment Plan (see below for details). For existing shareholders of record as of the close of business December 31, 1997 ("First Stage Shareholders"), the investment minimums for identically registered accounts remain those in effect when they initially invested in any Fund; specifically, $500 minimum initial investment into another Fund of the Company and subsequent investments of $25 or more.

For an Individual Retirement Account ("IRA"), the minimum initial investment for Second Stage Shareholders in any Fund of the Company will $2,000 and any subsequent investments are to be $1,000 or more. For First Stage Shareholders, the investment minimums for identically registered IRAs remain those in effect when they initially invested in any Fund; specifically, $500 minimum initial investment into another Fund of the Company and subsequent investment of $25 or more. For an IRA application or with any questions about your IRA, please call
(800) 821-0803.

Both minimums may be waived by the Distributor for plans involving periodic investments. The Funds reserve the right to refuse to accept any purchase order, and to suspend the offering of shares for a period of time. Prospective investors and shareholders may call 800-821-0803 for additional information about their accounts or the Funds.

PURCHASES THROUGH AUTHORIZED DEALERS

Generally, orders received by an authorized dealer before the New York Stock Exchange has closed for a particular day will be executed at the public offering price determined on that day, provided that the authorized dealer transmits the order to the Transfer Agent by 5:00 p.m. Eastern Time on that day. Authorized dealers are responsible for timely transmission of orders to the Transfer Agent. The sales agreements between the Distributor and the authorized dealers provide that all orders are subject to acceptance by the Funds, which retains the right to reject any order. From time to time, on a case-by-case basis, the Transfer Agent may make arrangements for later processing times with authorized dealers, so long as such arrangements comply with applicable law and Fund operating requirements. For wiring instructions, please see "Appendix A".

INITIAL PURCHASES THROUGH TRANSFER AGENT

Investors may open an account directly through the Transfer Agent by sending a completed, signed application and a check in the amount of the purchase price, made out to "Govett Funds", to the address shown in Appendix A. Minimum initial investment is $5,000 or more ($500 or more for First Stage Shareholders). THIRD PARTY CHECKS WILL NOT BE ACCEPTED IN PAYMENT FOR FUND SHARES. Shares may also be purchased through the Transfer Agent by bank wire, provided that within seven
(7) days of an initial investment, the Transfer Agent has received an executed account application showing the investor's taxpayer identification number. Bank wire purchases are effected at the next computed public offering price after the wire is received. A wire investment is considered received when the Transfer Agent has been notified that the wire has been credited to a Fund. The investor is responsible for providing prior telephone notice to the Transfer Agent that a wire is being sent. The Transfer Agent will provide an account number which should be referenced on the wire instructions.

SUBSEQUENT INVESTMENTS THROUGH THE TRANSFER AGENT

After an initial investment is made and a shareholder account is established through an authorized dealer, subsequent purchases of $1,000 or more may be made ($25 or more for First Stage Shareholders), at the investor's option, directly through the Transfer Agent. Investors should use the investment stub located at the bottom of the Shareholder Statement Form or, if one is not available, a check made payable to the specific Fund should be sent to the Transfer Agent at the address indicated in Appendix A. Any check for additional shares sent directly to the Transfer Agent should reference the account number to which the money should be credited.

CERTIFICATES

In the interest of economy and convenience, the Funds do not issue certificates for Class A Retail shares unless a shareholder or his or her authorized dealer submits a written request to the Transfer Agent. Shareholders of Class A Retail shares who do not receive certificates have the same rights as if certificates had been issued to them. Redemptions by shareholders who hold certificates may take longer than redemptions of non-certificated shares because physical delivery and processing of the certificates is necessary. The Funds and the Distributor recommend that shareholders of Class A Retail shares refrain from requesting certificates.

DIRECTED DIVIDENDS

A shareholder may elect on the Account Application to have his or her dividends from one Fund paid to a third party or invested in shares of the same class of another series of the Funds, provided that an existing account in such other Fund is maintained by the shareholder. Both Fund accounts must be of the same type, either non-retirement or retirement. If the accounts are retirement accounts, they must both be for the same type of retirement plan and for the benefit of the same individual. Distributions are invested into the selected Fund at its NAV as of the payable date of the distribution.

AUTOMATIC INVESTMENT PLAN

Second Stage Shareholders may buy shares of a Fund through the Automatic Investment Plan ("AIP") with an initial amount of at least $5,000 and $100 thereafter, per Fund, to be invested on a regular basis. For First Stage Shareholders, the initial amount for an AIP remains at least $100 and $25 thereafter, per Fund, to be invested on a regular basis. The specified amount will be transferred directly from the investor's bank for investment into the designated Fund(s) on the designated investment day. These transfers are processed on the 10/th/, 15/th/, and 20/th/ of each month (or on the next business day if the designated day falls on a holiday or a weekend). To participate in the AIP, investors should complete the appropriate portion of the Account Application. An AIP may be terminated by the Transfer Agent or the Funds upon 30 days written notice, or by the participant at any time without penalty upon written notice to the Funds or the Transfer Agent.

SYSTEMATIC WITHDRAWAL PLAN

See "How to Redeem Shares," below.

SALES CHARGES

Effective September 1, 1998, the sales charge on Class A Retail shares was eliminated.

Letter of Intent ("LOI") and Right of Accumulation. Prior to September 1, 1998, investors who agreed to purchase a certain dollar amount of Class A Retail shares or who already had purchased a certain dollar amount of Class A Retail shares, may have qualified for reduced sales charge rates. Purchases of Class A Retail shares made after September 1, 1998 are not subject to a sales charge.

                             HOW TO MAKE EXCHANGES

Generally, shareholders may exchange shares of one class of any Fund for shares of the same class of any other Fund, based upon their respective NAVs, provided that the account holder remains the same, subject to any applicable exchange fee. Certain authorized dealers may be charged a fee for handling exchanges.
If investors do not surrender all of their shares in an exchange, the remaining balance in the account after the exchange must be at least $500, or the Fund may automatically redeem the account in full as described in "How to Redeem Shares," below. The Funds may suspend, terminate or amend the terms of the exchange privilege upon 60-days' written notice to shareholders.

EXCHANGE FEE. As of December __, 1998, exchanges made within six months of purchase are subject to a 1% fee on the amount exchanged out of a Fund. All shares purchased prior to the date of this Prospectus are not subject to the 1% Exchange Fee. The shares held the longest would be considered to exchanged first. This fee may not be applied to omnibus accounts.

MONEY MARKET FUND. Shares of the Zurich Kemper Cash Account Trust Money Market Portfolio (the "Money Market Fund") may be exchanged for shares of any Fund subject to any applicable exchange fee. Prior to September 1, 1998, the sales charge was imposed if the shareholder's initial investment in the Govett Funds, Inc. was a purchase of Money Market Fund shares. The Money Market Fund is not a series of the Company, but is available as an exchange vehicle for Fund shareholders. Shares of one Fund class exchanged into the Money Market Fund may not be exchanged upon redemption of shares of the Money Market Fund for shares of another class, and the account registration and type of account must remain the same (that is, retirement or non-retirement account). Thus, Class A Retail shares of a Govett Fund exchanged into the Money Market Fund will be exchanged for Class A Retail shares of the designated Govett Fund registered identically for the same type of account. Checkwriting privileges are not available for Fund investors who hold shares of the Money Market Fund. The exchange privilege pertaining to the Money Market Fund does not constitute an offering or recommendation of the shares of that fund by Govett Funds or AIB Govett. Investors should obtain and read the current prospectus for any fund into which they want to invest and carefully consider that fund's investment objectives.

Investors interested in making an exchange for shares of the Money Market Fund should write or call their authorized dealer or the Distributor to request the current Money Market Fund prospectus.

EXCHANGES BY TELEPHONE. Exchange orders effected by telephone should be communicated to the Transfer Agent at the telephone number shown in Appendix A.

AUTOMATIC EXCHANGE PLAN. Investors may exchange Fund shares through the Automatic Exchange Plan. Both accounts must be of the same type and class. To participate in this plan, investors should complete the appropriate portion of the Account Application, and should contact the Transfer Agent for more information. For Second Stage Shareholders, there is a $5,000 minimum for establishing a new account and $100 minimum for an existing account. For First Stage Shareholders, the minimum remains $100 for a new Fund in an identically registered account and the minimum for an existing Fund remains $25. These transactions are effected on the 25/th/ of each month. If the 25th falls on a weekend or holiday, the transaction will be effected on the next business day. The exchange fee is waived for participants in the Automatic Exchange Plan.

EXCHANGES BY MAIL. Exchange orders effected by mail should be sent to the investor's authorized dealer or the Transfer Agent at the address set forth in Appendix A.

FREQUENT EXCHANGES. As a general principle, purchases, redemptions and exchanges of Fund shares should be made for investment purposes only. A pattern of frequent exchanges, purchases and sales may be deemed abusive by AIB Govett and at its discretion can be limited by a Fund's refusal to accept purchase and/or exchange orders from the investor. Although AIB Govett will consider all factors it deems relevant in determining whether a pattern of frequent purchases, redemptions, and/or exchanges by a particular investor is abusive and not in the best interests of a Fund or its shareholders, as a general policy, a pattern of more than one purchase-sale transaction during any 30-day period with respect to any particular Fund may be deemed abusive.

                             HOW TO REDEEM SHARES

GENERAL INFORMATION


You may redeem all or a portion of your shares on any business day. Your shares will be redeemed at the NAV per share next computed after the Transfer Agent receives your redemption request which has been completed in accordance with the account, less any applicable sales charges or redemption fees (Purchases of $1 million or more made prior to September 1, 1998 are subject to a CDSC if redeemed within one year of purchase, and after September 1, 1998, redemptions made within six months of purchase are subject to a 1% redemption fee). Shareholders with accounts at authorized dealers may redeem shares through the dealer or directly through the Transfer Agent. IF THE SHARES ARE HELD IN THE DEALER'S "STREET NAME," THE REDEMPTION MUST BE MADE THROUGH THE DEALER.

Once your shares are redeemed, the proceeds will normally be sent to you the next business day if all redemption instructions described below are followed and all documentation is received by the Transfer Agent. If making immediate payment could affect a Fund adversely, it may take up to seven (7) days (or such shorter period as may be required by law or regulation) to pay you.

Shareholders requesting redemptions via bank wire should allow two (2) business days from the time the redemption request is accepted by the Transfer Agent for the proceeds to be deposited in the bank, although typically the wire will be completed within one (1) business day. A $9.00 processing fee will be deducted from the proceeds of redemptions wired from the Funds.

The Funds may withhold redeeming a shareholder's account until they are reasonably satisfied that checks used to pay for investments in one or more Funds have been collected (which may take up to 15 days from the date the Transfer Agent received the check). When the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC to merit such action, redemptions may be suspended or payment dates postponed. Under limited circumstances described in the Statement of Additional Information, redemptions may also be paid in securities or other assets of the redeeming Fund.


Each Fund may automatically redeem the shares of any shareholder who does not maintain at least $500 in the account. Automatic redemption will not occur if the account's value falls below $500 due to fluctuations in the value of the Fund's portfolio holding. The proceeds from such a redemption will be mailed to the shareholder's address of record. A shareholder will receive at least 30 days' prior written notice that their account will be closed unless they make an additional investment to bring their account to the minimum.


Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, as described in Appendix A. Supporting documentation may be required from corporations, executors, administrators, trustees, guardians and other fiduciaries. Fiduciaries should contact the Transfer Agent for further information. Redemption requests received after 4:00 p.m. Eastern Time will be honored at the NAV per share (less any applicable redemption fee or CDSC) calculated on the next business day (i.e., the next day the New York Stock Exchange is open for regular trading).

An original SIGNATURE GUARANTEE by a bank or trust company, broker-dealer, credit union, national securities exchange, registered securities association, clearing agency, savings and loan association or federal savings bank is required under the following circumstances:

 .    The shareholder wishes to redeem $50,000 or more by written request.

 .    The proceeds (in any amount) are to be paid to someone other than the registered owner(s) of the account.

 .    The proceeds (in any amount) are to be sent to any address other than the shareholder's address of record, predesignated bank, savings and loan, credit union, or brokerage firm account.

 .    The Transfer Agent believes that a signature guarantee would protect against potential claims based on the transfer instructions, including, for example, when (a) the current address of one or more joint owners of an account cannot be confirmed; (b) multiple owners have a dispute or give conflicting instructions to the Fund; (c) the Fund has been notified of an adverse claim; (d) the instructions received by the Fund are given by an agent, not the registered owner; (e) the Fund determines that joint owners who are married to each other are separated or involved in divorce proceedings, or (f) the authority of a representative of a corporation, partnership, association or other entity has not been established to the Fund's satisfaction.

 .    The proceeds are to be sent to the shareholder's address of record and that address has changed within the preceding 30 days.

Or

 .    The shareholder requests that the proceeds be sent directly to a bank, savings and loan, credit union, or brokerage firm account that has not been predesignated in the "Bank Wiring Information" section of the Account Application.

The Transfer Agent will accept signature guarantees from all eligible firms, as defined by Rule 17Ad15 under the Securities Act of 1934. The Fund reserves the right to waive signature guarantees and to request additional information under certain circumstances.

When shares to be redeemed are represented by a SHARE CERTIFICATE, the certificate must accompany the redemption request, together with a share assignment form signed by the registered shareholders EXACTLY as the account is registered, with signature guarantees as described above. For their own protection, shareholders should send the share certificate and assignment form in separate envelopes.

REDEMPTIONS THROUGH AUTHORIZED DEALERS

Shareholders with accounts at authorized dealers may submit redemption requests to the dealers. Orders received from securities dealers must be at least $500, unless submitted through Fund/SERV. Generally, the Transfer Agent accepts redemption requests by telephone on any business day from 9:00 a.m. to 5:00 p.m. Eastern Time, from dealers which have a dealer agreement with the Distributor or from other qualified brokers, provided that the dealer has received the request prior to 4:00 p.m. Eastern Time. From time to time, on a case-by-case basis, the Transfer Agent may make arrangements for later processing times with authorized dealers, so long as such arrangements comply with applicable law and Fund operational requirements. This is known as a repurchase. However, EVEN AFTER RECEIPT OF A REPURCHASE ORDER FROM A DEALER, THE FUNDS STILL REQUIRE A SIGNED LETTER FROM THE SHAREHOLDER CONTAINING REDEMPTION INSTRUCTIONS AND ALL OTHER DOCUMENTS REQUIRED FOR DIRECT REDEMPTION REQUESTS, AS STATED ABOVE. The shareholder's letter should refer to the Fund involved, the account from which the redemption is to be made, the fact that the repurchase was ordered through a dealer, and the dealer's name. Details of the dealer-ordered trade, such as the trade date, confirmation number, and the amount of shares or dollars, will speed processing. The seven-day period within which the proceeds of the shareholder's redemption will be sent will begin when the Transfer Agent receives all documents required to complete (or "settle") the repurchase in proper form. The redemption proceeds will not earn dividends or interest during the time between receipt of by the Transfer Agent of the dealer's repurchase order and the date the redemption is processed after all necessary documents have been received. It is therefore in the shareholder's best interest to have all required documentation completed and forwarded to the Transfer Agent as soon as possible. The shareholder's dealer may charge a fee for handling the order. From time to time, on a case-by-case basis, the Transfer Agent may make arrangements for later processing times with authorized dealers, so long as such arrangements comply with applicable law and Fund operating requirements.

SYSTEMATIC WITHDRAWAL PLAN

For Second Stage Shareholders, a Systematic Withdrawal Plan is available to shareholders whose accounts total $50,000 or more. Under the Systematic Withdrawal Plan, the Transfer Agent will make specified monthly, quarterly, semiannual or annual payments to a designated party of any amount selected with a minimum of $100. For First Stage Shareholders, a Systematic Withdrawal Plan continues to be available to shareholders whose accounts total $5,000 or more with specific monthly, quarterly, semi-annual or annual payments to a designated party of any amount selected with a minimum is $25. The withdrawal will occur on the 25th of each month, or on the first business day following the 25th if the 25th is not a day the New York Stock Exchange is open for regular trading. Changes concerning the Systematic Withdrawal Plan must be received by the Transfer Agent at least two weeks prior to the next scheduled withdrawal. The Funds reserve the right to change the terms and conditions of the Systematic Withdrawal Plan and the ability to offer it. For further information about the Systematic Withdrawal Plan, its requirements and its tax consequences, call the Transfer Agent at 800-821-0803.


SHORT-TERM REDEMPTION FEE


To discourage short-term trading, effective September 1, 1998, purchases of Class A Retail shares are subject to a 1% redemption fee on shares redeemed within six months of the purchase of the shares. The fee is paid to the Fund.


All shares purchased prior to September 1, 1998 are not subject to the six-month redemption fee and would be considered to be redeemed first for a shareholder. The fee is not imposed on shares acquired through the reinvestment of dividends or capital gains distributions. The fee may not apply to omnibus accounts.


Whether a redemption fee is imposed will depend on the number of months since the investor purchased the shares from which an amount is being redeemed. The oldest shares (from which a redemption or exchange has not already been effected) will be assumed to be redeemed first for purposes of calculating the fee. For example, if a shareholder purchased 500 shares for $10/share 12 months ago and then purchased 600 shares for $12/share 4 months ago, today when he sells 400 shares for $15/share he would pay no fee as those 400 shares would be the from the first purchase and would have been held for more than 6 months. However, if he sold 600 shares at $15/share, a redemption fee of $15 would be owed on the 100 shares that had not been held for 6 months.


WAIVER OF SHORT-TERM REDEMPTION FEE


The redemption fee is waived under the following circumstances:


 .    Death or disability of the shareholder (as defined in Section 72(m)(7) of the Internal Revenue Code, as amended (the "Code")).


 .    Minimum required distributions from certain IRA or retirement plan distributions.


 .    Redemptions made pursuant to the Funds' systematic withdrawal plan, but limited to 10% of the initial value of the account annually for Class
     A.

                            TELEPHONE TRANSACTIONS

Unless the Telephone Privilege is waived by the shareholder (by completing the appropriate section of the Account Application), he or she may effect exchange, redemption and certain types of account maintenance transactions by telephone. The Telephone Privilege authorizes the Funds, the Transfer agent and the Distributor to act on instructions by telephone to exchange, redeem and generally to maintain the account for which the Telephone Privilege applies. A shareholder may give exchange instructions to the Transfer Agent by calling 800-821-0803.

The Telephone Privilege permits shareholders to redeem so long as the proceeds are payable to the shareholder(s) of record and sent to the address of record for the account or wired directly to their predesignated bank account. This privilege is not available if the address of record has been changed within the thirty days prior to a telephone redemption request. Proceeds from redemptions are expected to be wired on the next business day following the date of the redemption. The Funds reserve the right to terminate, limit or otherwise modify the Telephone Privilege at any time without prior notice. Shareholders who have retirement accounts with the Funds or hold certificated shares may not redeem by telephone.

In an effort to confirm that telephone requests are genuine, reasonable procedures are employed, which currently include recording all telephone instructions and mailing a confirming account statement to the record address. If reasonable procedures are followed, neither the Funds, the Distributor, nor the Transfer Agent will be liable for following telephone instructions it reasonably believes to be genuine. Any of the Funds, the Distributor, and the Transfer Agent may be liable for losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed. Exchanges and redemptions will be accepted from authorized dealers on behalf of a shareholder by telephone, provided that the exchange or redemption involves only uncertificated shares on deposit in the shareholder's account or shares for which certificates have previously been deposited.

Investors should be aware that they may have difficulties effecting telephone transactions during unusual market conditions.

                      DIVIDENDS, CAPITAL GAINS AND TAXES

DIVIDENDS AND CAPITAL GAINS

All of the Funds except the Global Income Fund will distribute at least annually substantially all of their net investment income and net realized capital gains. Distributions from net investment income, if any, are expected to be small. Global Income Fund seeks to declare dividends daily and to pay dividends monthly from net investment income, if any. Such distributions may include all or a portion of the Fund's net realized shortterm gains. At least annually, distributions of any net realized or remaining gains will be declared.

With respect to all Funds, distributions from capital gains are made after applying any available loss carryovers and other adjustments permitted under the Code. Each Fund may make additional dividend or capital gain distributions as required to comply with certain distribution requirements under the Code.

DIVIDENDS AND CAPITAL GAINS PAYMENT OPTIONS

Shareholders may choose one of four options:

 .    Reinvest all income dividends and capital gains distributions in additional
     Fund shares.

 .    Receive income dividends in cash and accept capital gains distributions in additional Fund shares

 .    Receive capital gains distributions in cash and accept income dividends in additional Fund shares.

 .    Receive income dividends and capital gains distributions in cash.

Unless you designate otherwise in your account application, all income dividends and capital gains distributions for which reinvestment has been elected will be reinvested in shares of the Fund that paid the dividend or distribution.

You can change your distribution option by notifying the Transfer Agent in writing prior to the distribution record date. If you do not select an option, all dividends and distributions will be automatically reinvested. Automatic reinvestments in additional shares are made without a sales charge as of the date the dividend is declared using the net asset value determined on the payment date.

UNITED STATES FEDERAL TAXATION OF THE FUNDS

Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code for federal income tax purposes and to meet all other requirements that are necessary for it (but not its shareholders) to be exempt from federal taxes on income and gains paid to shareholders. In order to accomplish this goal, each Fund must, among other things, distribute substantially all of its ordinary income and net capital gains on a current basis and maintain a portfolio of investments which satisfies certain diversification criteria.

UNITED STATES FEDERAL TAXATION OF SHAREHOLDERS

For federal income tax purposes, any income dividends which the shareholder receives from a Fund, as well as any distributions derived from the excess of net shortterm capital gains over net capital losses, are treated as ordinary income whether the shareholder has elected to receive them in cash or in additional shares. Distributions derived from the excess of net capital gains over net shortterm capital losses are treated as capital gains regardless of the length of time the shareholder has owned the shares of a Fund and regardless of whether the shareholder receives such distributions in cash or in additional shares.

Certain distributions which are declared in October, November, or December but which, for operational reasons, may not be paid to the shareholder until the following January, may be treated for federal tax purposes as if received by the shareholder on December 31 of the calendar year in which the distributions are declared.

Redemptions and exchanges of Fund shares are taxable events on which a shareholder may realize a gain or loss. All or a portion of a loss realized upon a redemption of shares will be disallowed to the extent other shares of a Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after such redemption.

In addition, all or a portion of the sales charge incurred in purchasing shares of a Fund will not be included in the federal tax basis of any such shares sold within 90 days of their purchase (for the purpose of determining gain or loss upon the sale of such shares) if the sales proceeds are reinvested in the Fund and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated because the sales proceeds were reinvested in the Fund. The portion of the sales charge so excluded from the tax basis of the shares sold will equal the amount by which the sales charge that would otherwise be applicable upon the reinvestment is reduced. Of course, any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis acquired in the reinvestment.

Each Fund will inform shareholders of the source of dividends and distributions paid by the Fund at the time they are paid, and will promptly after the close of each calendar year advise shareholders of the tax status for federal income tax purposes of such dividends and distributions. Income received by the Funds may give rise to withholding and other taxes imposed by foreign countries. If more than 50% of the value of a Fund's assets at the close of a taxable year consists of securities of foreign corporations, the Fund may make an election that will permit shareholders to take a credit (or, if more advantageous, a deduction) for foreign income taxes paid by the Fund, subject to limitations contained in the Code. Shareholders would then include in gross income dividends paid to them by the Fund as well as the foreign taxes paid by the Fund on their foreign investments. The Funds cannot assure shareholders that they will be eligible for the foreign tax credit. The Funds will advise shareholders annually of their share for any creditable foreign taxes paid by the Funds.

Each Fund will be required to report to the Internal Revenue Service ("IRS") any taxable dividend or other reportable payment (including share redemption proceeds). Each Fund will also be required to withhold 31% of any such payments made to individuals and other nonexempt shareholders who have not provided a correct taxpayer identification number and made certain required certifications that appear in the Account Application provided with this Prospectus. A shareholder may also be subject to backup withholding if the IRS or a securities dealer notifies the Funds that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding for previous underreporting of interest or dividend income.

It is recommended that shareholders consult their own tax advisers with respect to the foregoing and the applicability of state and local income taxes to distributions and redemption proceeds received from a Fund. Shareholders who are not United States persons for purposes of federal income taxation should consult with their financial or tax advisers regarding the applicability of United States withholding taxes to distributions received by them from a Fund. More detailed information regarding taxation of shareholders and taxation of the Funds can be found in the Statement of Additional Information.

The foregoing discussion has been prepared by the management of the Company and does not purport to be a complete description of all tax implications of an investment in the Funds. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Funds.

                               OTHER INFORMATION

CONFIRMATIONS AND REPORTS TO SHAREHOLDERS

Currently, each time a transaction is made that affects a shareholder's account--such as an additional investment, redemption, exchange or payment of a dividend or distribution--the Transfer Agent will send a confirmation reflecting the transaction. Quarterly account statements will be sent for all Funds. In addition, monthly statements will be provided for Global Income Fund.

After the end of the Funds' fiscal year on December 31 and half-year on June 30, shareholders will receive an annual and semiannual report, respectively. These reports list securities held by each Fund and include financial statements for each Fund.

The federal income tax status of Fund distributions to shareholders is reported to each shareholder shortly after the end of each calendar on Form 1099-DIV.


YEAR 2000


AIB Govett and its affiliates and the Funds' service providers have assembled teams of information technology professionals to address Year 2000 issues. The key phases of their preparation plans include: an inventory of all internal systems, vendor products and services, and data providers; an assessment of all systems for date reliance and the impact of the century rollover on each; and the renovation and testing of affected systems. The Funds will not bear the cost of these efforts. In addition, the portfolio management teams inquire about the Year 2000 preparations of current and prospective Fund investments, but there is no certainty that the information provided in response is complete or accurate or that a company's Year 2000 problems will not affect a Fund's performance.


Inadequate preparation for Year 2000 by the Funds' service providers and others with whom they interact could adversely affect the Funds' operations, including pricing, securities trading and settlement, and the provision of shareholder services. However, as a result of the service providers' efforts, the Funds do not anticipate a material adverse impact on their business, operations or financial condition relating to Year 2000 issues. Nevertheless, there can be no assurance that the steps being taken will be sufficient and timely or that interaction with other computer systems which are not prepared will not have a material adverse effect on the Funds' business, operations or financial condition.


THE EURO


On January 1, 1999, the European Monetary Union ("EMU") plans to introduce a new single currency, the euro, which will replace the national currencies of the participating member nations. Until 2002, the national currencies will continue to exist, but exchange rates will be pegged to the euro. As of the date of this Prospectus, the eleven member nations are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, Netherlands, Portugal, and Spain. Therefore, the Funds most likely to be affected by this change are International Equity Fund, International Smaller Companies Fund, Smaller Companies Fund, and Global Income Fund.


The introduction of the euro is likely to affect all stages of the investment process, including trading, foreign exchange, custody, and accounting. Because this change to a single currency is new, the introduction of the euro may result in market volatility and may affect the business or financial condition of European issuers or of a Fund. In addition, while the conversion will eliminate currency risk among the participating nations, currency risk between the euro and the U.S. dollar remains a factor.


While there can be no assurances that the conversion will not adversely affect the Funds, the Investment Adviser, Subadviser, and the Funds' service providers are taking steps which they believe appropriately and reasonably address the issues involved in the introduction of the euro.

ORGANIZATION

The Govett Funds, Inc. is a Maryland corporation formed in 1990. It is registered with the SEC as an openend management company. Each Fund corresponds to a distinct investment portfolio and a distinct series of shares. Each Fund, other than Global Income Fund, is a diversified series of the Company. Global Income Fund is not diversified. From time to time the Board of Directors may, in its discretion, establish additional funds and issue additional classes of shares. Shares of the Funds are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable subject to applicable federal and state securities laws. Shareholders have no preemptive or conversion rights.


Each Fund currently offers Class A Retail Shares and Institutional Class shares. This prospectus relates to the Class A shares. The Institutional Class shares are available for purchase only by certain investors and are described in a separate prospectus. Class B Retail Shares are not currently available. Each class represents interest in the assets of each Fund and has identical voting, dividend, liquidation and other rights on the same terms and conditions, except that expenses related to distributing each class are borne solely by that class, and each class has exclusive voting rights regarding provisions of distribution plan which pertains to that class.

The Company normally will not hold meetings of shareholders except as required under the 1940 Act and Maryland law. On any matter submitted to a vote of shareholders, shares are voted by a Fund when the matter affects the specific interest of that Fund only, such as approval of a Fund's investment management arrangements. On other matters, the shares of all of the Funds will be voted in the aggregate on other matters, such as election of the Board of Directors or ratification of the Board's selection of independent auditors.

A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the outstanding shares may call a shareholder meeting. The Bylaws require that the Company assist shareholders in calling such a meeting.

Pursuant to the Company's Articles of Incorporation, each Fund may issue up to 250 million shares. Each share represents an interest in that Fund only, has a par value of one-thousandth of one cent per share, represents an equal proportionate interest in the Funds with other shares of that Fund, and is entitled to such dividends and distributions out of the income earned and gains realized on that Fund's assets as may be declared by the Board of Directors.

PERFORMANCE INFORMATION

Each Fund may from time to time include information on its investment results and/or comparisons of its investment results to various managed or unmanaged indices or averages or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.


In such materials, a Fund may quote its average annual total return ("Standardized Return"). Standardized Return represents the percentage rate reflecting the average annual change in the value of an assumed investment in the Fund at the end of a one-year period and at the end of five and ten-year periods, reduced by the maximum applicable front-end sales charge imposed on sales of Fund shares. Performance information with respect to a Fund will also reflect that any applicable CDSC has been paid. If a one, five, and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. The Standardized Return computation assumes the reinvestment of all dividends and capital gain distributions at net asset value.

In addition, a Fund may also include in advertisements, sales literature and shareholder reports other than total return performance data (""Non-Standardized Return"). Non-Standardized Return reflects the percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation) and will assume reinvestment of all dividends and capital gain distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted. It may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. It may or may not take sales charges into account. A Fund's performance calculated without taking the effect of sales charges into account will be better than such performance including the effect of such charges.

Global Income Fund may also refer in advertising and promotional materials to its yield. A Fund's yield shows the rate of income that it earns on its investments, expressed as a percentage of the public offering price of its shares. The Fund calculates yield by determining the investment income it earned from its portfolio investments for a specified thirty-day period (net of expenses), dividing such income by the average number of share outstanding, and expressing the result as an annualized percentage based on the public offering price of its shares at the end of that thirty-day period. Yield accounting methods differ from the methods used for other accounting purposes; accordingly, a Fund's yield may not equal the dividend income actually paid to investors or the income reported in its financial statements.


Yield and total return are calculated separately for Class A, Class B, and Institutional Class shares of each Fund. Because of the differences in sales charges and distribution charges, the total returns for each of the classes of the same Fund will differ.

Each Fund's performance data reflects past performance and is not necessarily indicative of future results. A Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other mutual funds, other investment vehicles and unmanaged indices. A Fund's results also should be considered relative to the risks associated with its investment objectives and policies. See "Performance" in the Statement of Additional Information.


The Company's most recent Annual Report and SemiAnnual Report contain additional performance information on the International Equity Fund, Emerging Markets Equity Fund, Smaller Companies Fund, and Global Income Fund. These Reports are available without charge upon request by calling the Transfer Agent. See Appendix A.

EFFECT OF BANKING LAWS

The Glass-Steagall Act and other banking laws and regulations (the "Banking Laws") presently prohibit member banks of the Federal Reserve System or their nonbank affiliates (the "Member Banks") from sponsoring, organizing, controlling or distributing shares of registered openend investment companies, such as the Funds. Under the Banking Laws, however, a Member Bank may act as an investment adviser, transfer agent, administrator or custodian to a registered openend investment company, and it also may act as agent in connection with the purchase of shares of such an investment company upon certain customer orders. Each of AIB Govett and the Subadviser is an affiliate of First National Bank of Maryland, whose parent company, First Maryland Bancorp, is a wholly-owned subsidiary of AIB, and, thus, is subject to compliance with the Banking Laws.

Changes to the Banking Laws or future judicial or administrative decisions could result in any of AIB Govett and the Subadviser being prevented from continuing to perform services required under its investment advisory agreement with the Company, subadvisory agreement with AIB Govett, or the Sub-Administration Agreement with the Distributor, as the case may be. If any of AIB Govett and the Subadviser were prevented from continuing to provide services called for under any of those agreements, it is expected that the Board of Directors would identify, and ask the Funds' shareholders to approve, a new investment adviser or subadviser. If this was to occur, the Board of Directors would seek to take action so that no shareholder of any Fund would suffer any adverse consequences.

                                  APPENDIX A

               ADVISER AND SHAREHOLDER SERVICES REFERENCE GUIDE

Shareholders are encouraged to place purchase, exchange and redemption orders through their securities dealers. Shareholders may place orders directly through the Funds' Transfer Agent. Mail transactions sent by overnight private mail service should always be sent to the address shown in "Transactions by Mail." Failure to follow this instruction is likely to result in a delay in effecting your transaction.

ADVISER SERVICES. Financial advisers may call 800-634-6838 to reach the Adviser Service Desk.

TRANSACTIONS BY MAIL. For NEW ACCOUNTS, send the completed Account Application with a check to:


        via U.S. Postal Service             Via overnight delivery service
              GOVETT FUNDS                             GOVETT FUNDS
             P.O. BOX 61503                         3200 HORIZON DRIVE
     KING OF PRUSSIA, PA 19406-0903         KING OF PRUSSIA, PA 19406-0903

For SUBSEQUENT INVESTMENTS, send a letter stating the Fund's name, the name(s) of the shareholder(s) in whose name(s) the account is registered, and the account number, together with a check for each subsequent investment, to:


        via U.S. Postal Service             via overnight delivery service
              GOVETT FUNDS                             GOVETT FUNDS
             P.O. BOX 412797                        3200 HORIZON DRIVE
     KANSAS CITY, MO 64141-2797             KING OF PRUSSIA, PA 19406-0903

INVESTMENTS BY BANK WIRE. An investor opening a new account should call 800-821-0803. Within seven days of purchase, the investor must send a completed Account Application containing the investor's taxpayer identification number to the Funds at the address stated under "Investments by Mail." Wire instructions must state the Fund's name, the name(s) of the shareholder(s) in whose name(s) the account is registered, and the account number. Bank wires should be sent through the Federal Reserve Wire System to:


United Missouri Bank KC, N.A.
ABA #10-10-00695
For First Data Investor Services Group
Bank Account #9870370719
FBO Govett _________ Fund
Shareholder Name and Account Number

EXCHANGES BY MAIL. Send complete instructions, including the name of the Funds which shares are to be exchanged in and out of, the amount of the exchange, the name(s) of the shareholder(s) in whose name(s) the account is registered, and the account number, to:

        via U.S. Postal Service             via overnight delivery service
              GOVETT FUNDS                             GOVETT FUNDS
             P.O. BOX 61503                          3200 HORIZON DRIVE
        KING OF PRUSSIA, PA 19406-0903      KING OF PRUSSIA, PA 19406-0903

TELEPHONE TRANSACTIONS. If you have not waived the Telephone Privilege on the Account Application, you may call the Funds at 800-821-0803 to effect exchanges and redemptions.

                                 GOVETT FUNDS
                       Govett International Equity Fund
                      GOVETT EMERGING MARKETS EQUITY FUND
                  GOVETT INTERNATIONAL SMALLER COMPANIES FUND
                         GOVETT SMALLER COMPANIES FUND
                           GOVETT GLOBAL INCOME FUND






TRANSFER AGENT                            custodian
First Data Investor Services Group, Inc.  The Chase Manhattan Bank
3200 Horizon Drive                        4 MetroTech Center
P.O. Box 61503                            Brooklyn, NY 11245
King of Prussia, PA 19406-0903
800-821-0803

DISTRIBUTOR                               ACCOUNTING AND ADMINISTRATION SERVICES
FPS Broker Services, Inc.                 Chase Global Funds Services Company
3200 Horizon Drive                        73 Tremont Street,
P.O. Box 61503                            11th Floor
King of Prussia, PA 19406-0903            Boston, MA 02108
800-634-6838

GOVETT FUNDS                              DIRECTORS
250 Montgomery Street, Suite 1200         Patrick K. Cunneen, Chairman
San Francisco, CA 94104                   Elliot L. Atamian
800-731-1755                              Sir Victor Garland
415-263-1865                              James M. Oates
                                          Frank R. Terzolo

INVESTMENT MANAGER
AIB Govett, Inc.
250 Montgomery Street, Suite 1200
San Francisco, CA 94104
800-731-1755
415-263-1865

Subject to Completion, dated October 6, 1998

The following refers to the Govett International Smaller Companies Fund. Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

                                                                    GOVETT FUNDS
                                                      Institutional Class Shares
                                           Prospectus dated _________, 1998


This Prospectus describes five funds (the "Funds") offered to investors by The Govett Funds, Inc. (the "Govett Funds" or the "Company"). Each of the Funds is managed by AIB Govett, Inc. ("AIB Govett" or the "Investment Manager"). AIB Govett Asset Management Limited ("AIB Govett London" or the "Subadviser") serves as subadviser to each Fund.

    . GOVETT INTERNATIONAL EQUITY FUND seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world.

    . GOVETT EMERGING MARKETS EQUITY FUND seeks long-term capital appreciation by investing primarily in equity securities of issuers located in emerging markets.

    . GOVETT INTERNATIONAL SMALLER COMPANIES FUND seeks long-term capital appreciation by investing primarily in equity securities of smaller companies located outside the U.S.

    . GOVETT SMALLER COMPANIES FUND seeks long-term capital appreciation by investing primarily in equity securities of smaller companies.

    . GOVETT GLOBAL INCOME FUND seeks primarily a high level of current income, consistent with preservation of capital, by investing primarily in foreign debt securities. Its secondary objective is capital appreciation.

Investing in emerging and developing markets involves a higher degree of risk and expense than investing in domestic or developed markets. Investments in the Funds should be considered long-term, and there can be no assurance that any Fund will achieve its investment objective.

Each Fund offers multiple classes of shares. This Prospectus relates only to Institutional Class shares, which are available for purchase only by certain eligible investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge and without a Distribution (12b-
1) Plan charge.

Please read this Prospectus carefully before investing, and retain it for future reference. It provides concise information to help an investor decide if a Fund's goal matches his or her own. A Statement of Additional Information about the Funds, dated_______, 1998, as amended from time to time, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. For a free copy, call 800-634-6838, or write to the Funds' Distributor at the address shown on the back cover.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    CONTENTS

ABOUT THE FUNDS

SUMMARY OF INVESTOR COSTS.............................3

FINANCIAL HIGHLIGHTS..................................4

AN OVERVIEW OF THE FUNDS..............................9

INVESTMENT TECHNIQUES AND POLICIES...................10

INVESTMENT RISKS.....................................12

MANAGEMENT OF THE FUNDS..............................14

ABOUT YOUR ACCOUNT

WHO CAN BUY INSTITUTIONAL SHARES.....................17

HOW TO BUY SHARES....................................18

HOW TO MAKE EXCHANGES................................19

HOW TO REDEEM SHARES.................................20

TELEPHONE TRANSACTIONS...............................22

DIVIDENDS, CAPITAL GAINS AND TAXES...................22

OTHER INFORMATION....................................24

APPENDIX A: QUICK REFERENCE GUIDE....................28

APPLICATION FORM


The Company also has authorized Class A shares and Class B (the "Retail Classes") shares for each Fund, although it currently only offers Class A shares. Shares of these classes are subject to sales charges and other expenses, which may affect their performance. A prospectus for Class A shares may be obtained by writing to the Distributor at the address shown on the back cover, or by calling 800-634-6838.

                           SUMMARY OF INVESTOR COSTS

The operating expenses and maximum transaction expenses expected to be associated with an investment in the Funds are reflected in the following tables:

A.  SHAREHOLDER TRANSACTION EXPENSES FOR INSTITUTIONAL CLASS OF EACH FUND

  MAXIMUM SALES LOAD            MAXIMUM DEFERRED            MAXIMUM SALES LOAD IMPOSED
 IMPOSED ON PURCHASES              SALES LOAD               ON DIVIDEND REINVESTMENTS        REDEMPTION FEES      EXCHANGE FEES
----------------------          ----------------          ------------------------------     ----------------     -----------------
   NONE                               NONE                             NONE                        1.00%/1/              1.00%/1/

B.    ANNUAL OPERATING EXPENSES FOR INSTITUTIONAL CLASS OF EACH FUND

                                                                                                                 TOTAL OPERATING
                                                                                         OTHER EXPENSES              EXPENSES
                                                                                             (AFTER                    (AFTER
FUND                                    MANAGEMENT FEE                 12B-1 FEES        REIMBURSEMENT)/2/       REIMBURSEMENT)/2/
-------------------------------         --------------------       -----------------     ---------------------   -------------------

International Equity                          1.00%                      NONE                       0.75%              1.75%
Emerging Markets Equity                       1.00%                      NONE                       0.75%              1.75%

International Smaller
  Companies                                   1.00%                      NONE                       0.75%              1.75%
Smaller Companies                             1.00%                      NONE                       0.20%              1.20%
Global Income                                 0.75%                      NONE                       0.40%              1.15%

The Investment Manager has agreed to reduce its management fees and to pay certain Fund operating expenses through at least December 31, 1998 to the extent necessary to limit total annual Fund Operating Expenses. With respect to all Funds, the amount of that limitation is the percentage listed above under "Total Operating Expenses" for such Fund.

C.  EXAMPLES OF EXPENSES

Assuming the current fee waivers and expense limitations remain in effect, you would pay the following expenses on a $1,000 investment assuming (1) 5% annual return3 and (2) redemption at the end of each time period:

FUND                                        1 YEAR                   3 YEARS                  5 YEARS                 10 YEARS
-------------------------------      -------------------      -------------------      -------------------      -------------------

International Equity                                 $18                      $55                      $95                     $206
Emerging Markets Equity                               18                       55                       95                      206

International Smaller
  Companies                                           18                       55                       --                       --
Smaller Companies                                     12                       38                       66                      145
Global Income                                         12                       37                       63                      140

------

  1 AS OF SEPTEMBER 1, 1998, INSTITUTIONAL CLASS SHARES ARE SUBJECT TO A SHORT-TERM REDEMPTION FEE OF 1% ON SHARES REDEEMED WITHIN SIX MONTHS OF ACQUISITION. AS OF DECEMBER __, 1998, EXCHANGES ARE ALSO SUBJECT TO A 1% FEE ON SHARES EXCHANGED WITHIN SIX MONTHS OF ACQUISITION. THE FEE IS PAID TO THE FUND AND ITS PURPOSE IS TO DISCOURAGE SHORT-TERM TRADING.

  2 The percentages shown in "Other Expenses" and "Total Operating Expenses" are net of reimbursement by the Investment Manager. The percentages in "Other Expenses" for the Institutional Class shares of the International Equity Fund, Emerging Markets Equity Fund, Smaller Companies Fund, and Global Income Fund are based on the operating expense information for each Fund's Class A shares for the fiscal year ended December 31, 1997, adjusted for estimated class specific expenses, and after including estimated expense reimbursements by the Investment Manager. Absent such reimbursements, estimated "Other Expenses" as a percentage of net assets for the Institutional Class shares of International Equity Fund, Emerging Markets Equity Fund, Smaller Companies Fund, and Global Income Fund are anticipated to be 1.17%, 0.97%, 0.44%, and 1.34%, respectively. Absent such reimbursements, estimated "Total Operating Expenses" as a percentage of net assets for the Institutional Class of shares of International Equity Fund, Emerging Markets Equity Fund, Smaller Companies Fund, and Global Income Fund are anticipated to be 2.17%, 1.97%, 1.44%, and 2.09%, respectively. The percentages shown for the shares of the International Smaller Companies Fund are estimated and based on the operating expense information for the International Equity Fund, one of the series of the Company currently offered to the public.
  3 The 5% annual return assumption in this example is required by SEC regulations applicable to all mutual funds; it does not represent a projection of the Funds' actual performance.

The above tables are not intended to reflect precisely the fees and expenses associated with a particular person's investment in Institutional Class shares
of the Funds.   THE TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF

PAST OR FUTURE FUND EXPENSES, AND ACTUAL FUND EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN IN THE TABLES. Rather, the tables have been provided only to assist investors in understanding the various costs and expenses that a shareholder will bear, directly or indirectly, in connection with an investment in the Funds.


                             FINANCIAL HIGHLIGHTS

The following tables provide condensed information concerning income and capital changes for one Class A share of International Equity Fund, Emerging Markets Equity Fund, Smaller Companies Fund, and Global Income Fund for the periods shown. This information, other than for the six months ended June 30, 1998, has been audited by PricewaterhouseCoopers LLP, the Funds' independent accountant, whose unqualified reports thereon appear in the Annual Report to Shareholders of such Funds for the periods shown below. The financial statements and related notes contained in such Reports (and no other portion of such Reports) are incorporated by reference into the Statement of Additional Information. This information should be read in conjunction with such statements and notes.

Prior to June 27, 1997, Institutional Class shares had been designated as Class C Shares. As of June 30, 1998, neither Institutional Class nor Class C shares of any Fund had been sold to the public. Accordingly, there are no financial highlights with respect to the Funds for Institutional Class or Class C shares for periods prior to the date of this prospectus.

The financial highlights presented below represent historical information for Class A shares of the Funds. As of December 31, 1997, Class A shares were subject to Distribution (12b-1) Plan fees of 0.50% of average net assets (for Global Income Fund, the fee was 0.35% of average net assets). As of February 1, 1998, the Class A Distribution (12b-1) Plan fees were reduced to 0.35% of average net assets for all Funds. Institutional Class shares, however, were not subject to any Distribution (12b-1) Plan fee.

INTERNATIONAL EQUITY FUND
-------------------------

                                                     SIX MONTHS         YEAR           YEAR           YEAR           YEAR
                                                    ENDED JUNE          ENDED          ENDED          ENDED          ENDED
                                                     30, 1998         DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,
                                                   (UNAUDITED)          1997           1996           1995           1994
                                               --------------      -----------    -----------    -----------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.90          $ 11.19        $ 11.27        $ 10.16        $ 13.23
                                                -------------      -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            (0.03)           (0.24)+        (0.11)+        (0.08)+        (0.12)+
Net realized and unrealized gain (loss) on
   investments                                           1.83             0.18           1.45           1.20          (0.94)
                                                 ------------       ----------    ------------   -----------    -----------
             Total from investment operations            1.80            (0.06)          1.34           1.12          (1.06)
                                                 -------------      -----------    -----------    -----------    -----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                ---              ---          (0.11)           ---            ---
In excess of net investment income                        ---              ---          (0.09)           ---            ---
From net realized gain                                  (0.30)           (0.23)         (1.22)         (0.01)         (2.01)
In excess of net realized capital gain                    ---              ---            ---            ---            ---
                                                --------------     ------------    -----------    -----------    -----------
             Total distributions                        (0.30)           (0.23)         (1.42)         (0.01)         (2.01)
                                                --------------     ------------    -----------   ------------    -----------
Net asset value, end of period                        $ 12.40          $ 10.90        $ 11.19        $ 11.27        $ 10.16
                                                =============      ===========    ===========    ===========    ===========

TOTAL RETURN**                                          16.47%           (0.71)%        12.13%         11.01%         (8.44)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                     $13,375          $13,952        $25,822        $28,546        $32,296
Net expenses to average daily net assets
   (Note A)                                              2.50%*           2.50%          2.39%          2.50%          2.50%
Net investment income(loss) to average daily
   net assets                                           (0.38)%*         (1.01)%        (1.06)%        (0.64)%        (0.98)%*
Portfolio turnover rate                                    36%              51%            84%           101%           155%

                                                               PERIOD
                                                YEAR           ENDED
                                                ENDED        DEC. 31,
                                              DEC. 31,       1992 (A)
                                                1993
                                              --------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD           $  9.31         $10.00
                                              --------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     (0.03)         (0.01)
Net realized and unrealized gain (loss) on
   investments                                    5.01          (0.52)
                                             ---------    ------------
             Total from investment operations     4.98          (0.53)
                                              --------     -----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                         ---          (0.04)
In excess of net investment income                 ---            ---
From net realized gain                           (1.06)         (0.12)
In excess of net realized capital gain             ---            ---
                                              ---------    -----------
             Total distributions                 (1.06)         (0.16)
                                              ---------    -----------
Net asset value, end of period                 $ 13.23         $ 9.31
                                              ========    ===========

TOTAL RETURN**                                   54.50%         (5.32)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)              $44,610         $1,328
Net expenses to average daily net assets
   (Note A)                                       2.50%          2.50%*
Net investment income(loss) to average daily
   net assets                                    (0.79)%        (0.10)%*
Portfolio turnover rate                            151%           140%

Note A: AIB Govett London waived a portion of its management fees and Govett Financial Services Limited, a former distributor of the Funds, reimbursed a portion of the other operating expenses of the Funds for the years ended December 31, 1992, 1993 and 1994. For the years ended December 31, 1995, 1996, and 1997, AIB Govett London (former investment manager, currently Subadviser to all Funds) reimbursed a portion of the operating expenses of the Funds. For the six months ended June 30, 1998, AIB Govett waived a portion of its management fee and reimbursed a portion of other operating expenses of the Funds. Without the reimbursement of expenses, the expense ratios as a percentage of average net assets for the periods indicated would have been:

     Expenses                     3.18%*     3.12%       3.09%       2.75%       2.74%       2.65%        13.85%*


(a) Commencement of Operations was January 7, 1992.

(b) As of January 1, 1998, AIB Govett became investment manager to all Funds, and AIB Govett London (former investment manager) became Subadviser to all Funds.
*   Annualized
** Total return calculations exclude front end sales load. Total return would have been lower if the Investment Manager had not voluntarily waived a portion of its management fees and assumed a portion of the Fund's expenses.
 + Per share net investment income (loss) does not reflect the current period's reclassification of permanent differences between book and tax basis net investment income (loss). See Note 1 of the relevant Financial Statements.

EMERGING MARKETS EQUITY FUND
-----------------------------

                                                     SIX MONTHS        YEAR           YEAR           YEAR           YEAR
                                                     ENDED JUNE        ENDED          ENDED          ENDED          ENDED
                                                      30, 1998       DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,
                                                    (UNAUDITED)        1997           1996           1995           1994
                                                -------------     -----------    -----------    -----------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD                  $ 12.24         $ 13.66        $ 12.24        $ 13.29        $ 17.70
                                                -------------     -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             0.03           (0.11)+        (0.13)+        (0.06)+        (0.11)+
Net realized and unrealized gain (loss) on
   investments                                          (2.36)          (1.31)          1.61          (0.98)         (1.93)
                                               --------------     -----------    -----------    -----------    -----------
             Total from investment operations           (2.33)          (1.42)          1.48          (1.04)         (2.04)
                                                -------------     -----------    -----------    -----------    -----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                              (0.15)            ---            ---            ---            ---
In excess of net investment income                        ---             ---          (0.06)           ---            ---
From net realized gain                                    ---             ---            ---          (0.01)         (2.33)
In excess of net realized capital gain                    ---             ---            ---            ---          (0.04)
                                               --------------     -----------    -----------    -----------    -----------
             Total distributions                        (0.15)            ---          (0.06)         (0.01)         (2.37)
                                                -------------     -----------    -----------     ----------    -----------
Net asset value, end of period                        $  9.76         $ 12.24        $ 13.66        $ 12.24        $ 13.29
                                                =============     ===========    ===========    ===========    ===========

TOTAL RETURN**                                         (19.30)%        (10.40)%        12.08%         (7.84)%       (12.65)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                     $19,414         $32,899        $56,814        $75,887        $76,812
Net expenses to average daily net assets
   (Note A)                                              2.50%*          2.50%          2.38%          2.50%          2.50%
Net investment income(loss) to average daily
   net assets                                            0.20%*         (0.54)%        (0.62)%        (0.49)%        (0.77)%
Portfolio turnover rate                                    58%            120%           122%           115%           140%


                                                YEAR         PERIOD
                                                ENDED          ENDED
                                               EC. 31,       DEC. 31,
                                                1993         1992 (A)
                                               -------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD           $ 10.72         $10.00
                                               -------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     (0.05)         (0.03)
Net realized and unrealized gain (loss) on
   investments                                    8.36           0.75
                                               --------   -----------
             Total from investment operations     8.31           0.72
                                                -------   -----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                         ---            ---
In excess of net investment income                 ---            ---
From net realized gain                           (1.33)           ---
In excess of net realized capital gain             ---            ---
                                              ---------   -----------
             Total distributions                 (1.33)           ---
                                              ---------   -----------
Net asset value, end of period                 $ 17.70         $10.72
                                               =======    ===========

TOTAL RETURN**                                   79.73%          7.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)              $71,422         $5,625
Net expenses to average daily net assets
   (Note A)                                       2.50%          2.50%*
Net investment income(loss) to average daily
   net assets                                    (0.88)%        (0.49)%*
Portfolio turnover rate                            143%           182%

Note A: AIB Govett London waived a portion of its management fees and Govett Financial Services Limited, a former distributor of the Funds, reimbursed a portion of the other operating expenses of the Funds for the years ended December 31, 1992, 1993 and 1994. For the years ended December 31, 1995, 1996, and 1997, AIB Govett London (former investment manager, currently Subadviser to all Funds) reimbursed a portion of the operating expenses of the Funds. For the six months ended June 30, 1998, AIB Govett waived a portion of its management fee and reimbursed a portion of other operating expenses of the Funds. Without the reimbursement of expenses, the expense ratios as a percentage of average net assets for the periods indicated would have been:

     Expenses                                     3.73%*   2.91%    2.62%      2.78%      2.65%      2.52%      7.52%*

(a)  Commencement of Operations was January 7, 1992.

(b) As of January 1, 1998, AIB Govett became investment manager to all Funds, and AIB Govett London (former investment manager) became Subadviser to all Funds.
*    Annualized
** Total return calculations exclude front end sales load. Total return would have been lower if the Investment Manager had not voluntarily waived a portion of its management fees and assumed a portion of the Fund's expenses.
  + Per share net investment income (loss) does not reflect the current period's reclassification of permanent differences between book and tax basis net investment income (loss). See Note 1 of the relevant Financial Statements.

SMALLER COMPANIES FUND
----------------------

                                                  ________________________________________________________________________________
                                                    SIX MONTHS
                                                    ENDED JUNE    YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                     30, 1998      DEC. 31,      DEC. 31,      DEC. 31,     DEC. 31,     DEC. 31,
                                                   (UNAUDITED)       1997          1996          1995         1994       1993 (C)
                                                  -------------   ----------    ----------    ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD                $  19.09       $  21.83      $  29.96      $  19.06      $ 15.85     $ 10.00
                                                    --------       --------      --------      --------      -------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           (0.21)         (0.43)+       (0.44)+       (0.30)+      (0.10)+     (0.06)
Net realized and unrealized gain (loss) on
   investments                                          0.60          (2.31)        (2.84)        13.32         4.47        5.91
                                                    --------       --------      --------      --------      -------     -------
     Total from investment operations                   0.39          (2.74)        (3.28)        13.02         4.37        5.85
                                                    --------       --------      --------      --------      -------     -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                               ---            ---           ---           ---          ---         ---
In excess of net investment income                       ---            ---           ---           ---          ---         ---
From net realized gain                                   ---            ---         (4.85)        (2.12)       (1.16)        ---
In excess of net realized capital gain                   ---            ---           ---           ---          ---         ---
                                                    --------       --------      --------      --------      -------     -------
     Total distributions                                 ---            ---         (4.85)        (2.12)       (1.16)        ---
                                                    --------       --------      --------      --------      -------     -------
Net asset value, end of period                      $  19.48       $  19.09      $  21.83      $  29.96      $ 19.06     $ 15.85
                                                    ========       ========      ========      ========      =======     =======

TOTAL RETURN**                                          2.04 %       (12.55)%      (10.62)%       69.13 %      28.68 %     58.50 %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (100's)                   $ 87,676       $127,925      $259,735      $517,990      $76,873     $39,681
Net expenses to average daily net assets (Note A)       1.95 %*        1.95 %        1.81 %        1.95 %       1.95 %      1.95 %
Net investment income(loss) to average daily net
   assets                                              (1.77)%*       (1.64)%       (1.40)%       (1.64)%      (1.13)%     (0.93)%
Portfolio turnover rate                                   30 %           77 %         406 %         280 %        519 %       483 %

Note A: AIB Govett London waived a portion of its management fees and Govett Financial Services Limited, a former distributor of the Funds, reimbursed a portion of the other operating expenses of the Funds for the years ended December 31, 1992, 1993, and 1994. For the years ended December 31, 1995, 1996, and 1997, AIB Govett London (former investment manager, currently Subadviser to all Funds) reimbursed a portion of the operating expenses of the Funds. For the six months ended June 30, 1998, AIB Govett waived a portion of its management fee and reimbursed a portion of other operating expenses of the Funds. Without the reimbursement of expenses, the expense ratios as a percentage of average net assets for the periods indicated would have been:

   Expenses             2.80%*    2.59%     2.08%     2.12%     2.40%     2.44%

(c)  Commencement of Operations was January 1, 1993.

(d) Prior to January 9, 1997, Berkeley Capital Management acted as investment subadviser to this Fund.

(b) As of January 1, 1998, AIB Govett became investment manager to all Funds, and AIB Govett London (former investment manager) became Subadviser to all Funds.
** Total return calculations exclude front end sales load. Total return would have been lower if the Investment Manager had not voluntarily waived a portion of its management fees and assumed a portion of the Fund's expenses.
 + Per share net investment income (loss) does not reflect the current period's reclassification of permanent differences between book and tax basis net investment income (loss). See Note 1 of the relevant Financial Statements.

GLOBAL INCOME FUND
------------------

                                         ___________________________________________________________________________________________

                                         SIX MONTHS                                                                       PERIOD
                                         ENDED JUNE     YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    ENDED
                                          30, 1998       DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,    DEC. 31,
                                         (UNAUDITED)       1997        1996          1995         1994         1993      1992 (A)
                                         -----------    ----------   ----------   ----------   ----------   ----------   --------
NET ASSET VALUE, BEGINNING OF PERIOD        $  7.82      $  8.32      $  8.97      $  8.48      $  10.16      $  9.77     $ 10.00
                                            -------      -------      -------      -------      --------      -------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.15         0.26+        0.57+        0.63+         0.76+        0.99        0.80
Net realized and unrealized gain (loss)
   on investments                              0.07        (0.30)       (0.54)        0.53         (1.67)        0.66        0.06
                                            -------      -------      -------      -------      --------      -------     -------
     Total from investment operations          0.22        (0.04)        0.03         1.16         (0.91)        1.65        0.86
                                            -------      -------      -------      -------      --------      -------     -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                    (0.18)       (0.12)       (0.66)       (0.63)        (0.24)       (0.95)      (0.78)
In excess of net investment income              ---          ---        (0.02)       (0.04)          ---          ---     -------
From net realized gain                          ---          ---          ---          ---           ---        (0.31)      (0.31)
In excess of net realized capital gain          ---          ---          ---          ---           ---          ---     -------
Tax return of capital                           ---        (0.34)         ---          ---         (0.53)         ---         ---
                                            -------      -------      -------      -------      --------      -------     -------
     Total distributions                      (0.18)       (0.46)       (0.68)       (0.67)        (0.77)       (1.26)      (1.09)
                                            -------      -------      -------      -------      --------      -------     -------
Net asset value, end of period              $  7.86      $  7.82      $  8.32      $  8.97      $   8.48      $ 10.16     $  9.77
                                            =======      =======      =======      =======      ========      =======     =======

TOTAL RETURN**                                 2.96 %      (0.35)%       0.34 %      14.11 %       (9.16)%      17.67 %      8.95 %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (100's)           $ 7,871      $10,277      $20,354      $41,181       $51,691      $82,000     $34,084
Net expenses to average daily net assets
   (Note A)                                    1.75 %*      1.75 %       1.64 %       1.75 %        1.75 %       1.72 %      1.75 %*

Net investment income(loss) to average
   daily net assets                            4.46 %*      4.23 %       7.17 %       7.45 %        8.30 %       9.66 %      9.75 %*

Portfolio turnover rate                           6 %         76 %        236 %        249 %         701 %        328 %       378 %

Note A: AIB Govett London waived a portion of its management fees and Govett Financial Services Limited, a former distributor of the Funds, reimbursed a portion of the other operating expenses of the Funds for the years ended December 31, 1992, 1993 and 1994. For the years ended December 31, 1995, 1996, and 1997, AIB Govett London (former investment manager, currently Subadviser to all Funds) reimbursed a portion of the operating expenses of the Funds. For the six months ended June 30, 1998, AIB Govett waived a portion of its management fee and reimbursed a portion of other operating expenses of the Funds. Without the reimbursement of expenses, the expense ratios as a percentage of average net assets for the periods indicated would have been:



     Expenses            3.19%*   2.82%   2.38%   1.93%   1.95%   1.72%   3.17%*

(a)  Commencement of Operations was January 7, 1992.

(b) As of January 1, 1998, AIB Govett became investment manager to all Funds, and AIB Govett London (former investment manager) became Subadviser to all Funds.
*    Annualized
** Total return calculations exclude front end sales load. Total return would have been lower if the Investment Manager had not voluntarily waived a portion of its management fees and assumed a portion of the Fund's expenses.
 + Per share net investment income (loss) does not reflect the current period's reclassification of permanent differences between book and tax basis net investment income (loss). See Note 1 of the relevant Financial Statements.

                           AN OVERVIEW OF THE FUNDS

The following paragraphs summarize the Funds' objectives and investment policies.

Although no Fund provides a complete or balanced investment program, investors may use each Fund as part of a comprehensive program to meet their longterm needs. Of course, there can be no assurance that any Fund will meet its investment objective. Please refer also to "Investment Techniques and Policies," below, and to the Statement of Additional Information.

The Statement of Additional Information provides the full text of the Funds' investment restrictions and other investment policies. Except for each Funds' investment objective and those investment restrictions designated as "fundamental," which only may be changed with shareholder approval, the investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed at any time by the Company's Board of Directors.

INTERNATIONAL EQUITY FUND seeks longterm capital appreciation by investing primarily in equity securities of issuers located throughout the world.

Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities -- that is, common stocks, preferred stocks, and warrants to acquire such stocks -- of issuers located in any country other than the U.S.; provided that the Fund invests in at least three issuers located in different countries. The Fund typically invests in securities listed on recognized securities exchanges, but it may hold securities which are listed on other exchanges or that are not listed.

The Fund may invest up to 35% of its total assets in other equity securities, in debt obligations convertible into equity securities, and in nonconvertible debt securities.

EMERGING MARKETS EQUITY FUND seeks long-term capital appreciation by investing primarily in equity securities of issuers located in emerging markets.

Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities -- that is, common stocks, preferred stocks, and warrants to acquire such stocks -- of issuers located in emerging or developing markets; provided that the Fund invests in at least three issuers located in different countries. An emerging or developing market is broadly defined as one with low-- to middle-range per capita income. AIB Govett uses the classification system developed by the World Bank to determine the potential universe of emerging markets for investment, but limits Fund investments to those countries it believes have potential for significant growth and development. The Fund typically invests in securities listed on recognized securities exchanges, but it may hold securities that are listed on other exchanges or that are not listed.

The Fund may invest up to 35% of its total assets in other equity securities, in debt obligations convertible into equity securities, and in non-convertible debt securities.

INTERNATIONAL SMALLER COMPANIES FUND seeks long-term capital appreciation by investing primarily in equity securities of smaller companies located outside the U.S.



Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities that is, common stocks, preferred stocks, and warrants to acquire such stocks - of smaller companies located outside the U.S., provided that the Fund invests in at least three issuers located in different countries. For this Fund, a smaller company is defined as a company, which at the time of purchase, has a market capitalization no greater than $3 billion. The Fund typically invests in securities listed on recognized securities exchanges, but it may hold securities that are listed on other exchanges or that are not listed.

The Fund may invest up to 35% of its total assets in other equity securities. The Fund may also invest in debt obligations convertible into equity securities and in non-convertible debt securities.

SMALLER COMPANIES FUND seeks longterm capital appreciation by investing primarily in equity securities of smaller companies. This Fund may invest in U.S. companies.

Under normal market conditions, the Fund invests at least 65% of its total assets in securities of smaller companies located anywhere in the world, including the U.S. A smaller company is defined as a company, which at the time of purchase, has a market capitalization no greater than $3 billion. This policy puts the typical smaller company in the same size range as companies included in the Russell 2000 Index.

The Fund may invest up to 35% of its total assets in other equity securities. The Fund may also invest in debt obligations convertible into equity securities and in non-convertible debt securities.

Under normal market conditions, the Fund will invest at least 80% of the Fund's total assets in common stocks. In addition, the Fund may invest up to 20% of its total assets in other types of securities with equity characteristics, including preferred stocks, convertible securities, warrants, units, and rights. The Fund typically invests in securities listed on recognized securities exchanges, but it may hold securities that are listed on other exchanges or that are not listed.

GLOBAL INCOME FUND seeks primarily a high current income, consistent with preservation of capital, by investing primarily in debt securities. Its secondary objective is capital appreciation.

This Fund is designed to provide the potential for higher yields and greater capital gains than a U.S.only bond fund, although an investment in the Fund has special risks. Under normal market conditions, the Fund invests at least 65% of its total assets in debt securities -- such as, supranational, government or sovereign, or non-convertible corporate bonds, notes, debentures, certificates of deposit, commercial paper, bankers' acceptances, and fixed-time deposits --of issuers located in any country anywhere in the world, including the U.S. The Fund must invest (a) in at least three issuers located in different countries and (b) no more than 40% of its total assets in issuers located in any one country.

The Fund may invest up to 35% of its total assets in debt obligations convertible into equity securities, such as common and preferred stocks and warrants to acquire such stocks, and in equity securities; provided that the Fund may not invest more that 20% of its total assets in equity securities.

It is the Fund's policy that 75% of its total assets invested in debt securities and commercial paper, at the time of purchase, will be rated by Moody's at least in the Baa category or by Standard & Poor's at least in the BBB category or, if unrated, determined to be of comparable quality by the Investment Manager, with respect to debt securities, and rated by Moody's at least in the Prime-2 category or by Standard & Poor's in the A-2 category, or, if unrated, determined to be of comparable quality by the Investment Manager, with respect to commercial paper.

It also is the Fund's current policy to maintain the average dollar-weighted maturity of the Fund's portfolio between five to ten years, that is, the maturity of an intermediate-term debt instrument, although the Fund may adjust its average dollar-weighted maturity from time to time

                      INVESTMENT TECHNIQUES AND POLICIES

Although no Fund provides a complete or balanced investment program, investors can use each as part of an overall program to meet longterm objectives. Although each Fund may receive current income from dividends, interest and other sources, with the exception of the Global Income Fund, income is only an incidental consideration in AIB Govett's selection of a Fund's investments. Of course, there can be no assurance that any Fund will achieve its investment objective. Each Fund's net asset value ("NAV") fluctuates as the value of its portfolio securities fluctuates.

In interpreting each Fund's investment policies and objectives, AIB Govett adheres to the following principles and definitions:

 .    Whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in a security or other asset, or sets forth a policy regarding quality standards, such percentage limitation is determined immediately after and as a result of the Fund's acquisition of that asset. Any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered when determining whether the asset complies with the Fund's investment policies and limitations (but any increase or decrease will be considered when determining whether the asset complies with regulatory limitations that apply to borrowings and illiquid securities).

 .    The term "issuers located in" a particular country or region includes issuers (i) which are organized under the laws of that country or a country in that region and which have their principal office in that country or a country in that region; or (ii) which derive 50% or more of their total revenues from business in that country or a country in that region; or
     (iii) the equity securities of which are principally traded on a stock exchange of that country or a country in that region.

GENERAL LIMITATIONS

International Equity Fund, Emerging Markets Equity Fund, International Smaller Companies Fund, and Smaller Companies Fund are "diversified companies," as that term is defined in the 1940 Act. As diversified companies, these Funds, with respect to 75% of its total assets, may not invest more than 5% of their respective total assets in the securities of any one issuer (excluding the U.S. Government and its agencies) or more than 10% of the outstanding voting securities of any one issuer. Global Income Fund is not a "diversified company".

With respect to all Funds, no Fund may borrow money or mortgage or pledge any of its assets, except that a Fund may borrow from banks, for temporary emergency purposes, up to 331/3 % of its total assets and pledge up to 331/3 % of its total assets in connection with such borrowing. Any borrowings that come to exceed the 331/3 % limitation will be reduced within three days. No Fund may purchase securities when its borrowings exceed 5% of its total assets. No Fund may make loans if, as a result, more than 331/3 % of the Fund's total assets would be lent to other parties, except (i) through the purchase of a portion of a debt issue in accordance with the Fund's investment objectives, policies or limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities. No Fund may invest 25% or more of its total assets in any one industrial classification. These limitations are fundamental and cannot be changed without shareholder approval.

As a non-fundamental policy, no Fund may invest more than 5% of its respective net assets in securities restricted as to resale or in illiquid securities, and no Fund may purchase a security if, as a result, more than 5% of that Fund's net assets would be invested in warrants, or more than 2% of the Fund's net assets would be invested in warrants not listed on the American Stock Exchange or the New York Stock Exchange.

INVESTMENT TECHNIQUES

DEPOSITORY RECEIPTS. The Funds may invest in sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), and similar global instruments to the extent that they may invest in the underlying securities. A U.S. or foreign bank or trust company typically "sponsors" these depository instruments, which evidence ownership of underlying securities issued by a U.S. or foreign corporation. Unsponsored programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, information about the issuer may not be as readily available or as current as for sponsored depository instruments, and prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

INVESTMENT IN DEBT SECURITIES AND COMMERCIAL PAPER. With respect to International Equity, Emerging Markets Equity, International Smaller Companies, and Smaller Companies Funds only, at least 75% of Fund's total assets invested in nonconvertible debt securities other than commercial paper must be rated, at the time of purchase, at least in the A category by Standard & Poor's or Moody's, or if unrated, determined to be of comparable quality by AIB Govett. These four Funds' commercial paper investments must, at the time of purchase, be rated at least Prime-2 by Moody's or A-2 by Standard & Poor's, or if unrated, determined to be of comparable quality by AIB Govett.

With respect to all Funds, the subsequent downgrade of a debt security to a level below the investment grade required for the Fund will not require an immediate sale of the security. However, AIB Govett will consider the circumstances of the downgrade in determining whether to hold that security, including causes of the downgrade, local market conditions, and general economic trends.

TEMPORARY STRATEGIES. To retain flexibility to respond promptly to adverse changes in market and economic conditions, AIB Govett, in its discretion, may use temporary defensive strategies. Under such strategies, a Fund may hold up to 100% of its total assets as cash (either U.S. dollars, foreign currencies or multinational currency units), and/or invest in short-term, high-quality debt securities. For debt obligations other than commercial paper, such instruments must be rated, at the time of purchase, at least in the AAA category by Standard & Poor's or at least in the Aaa category by Moody's, or if unrated, determined to be of comparable quality by AIB Govett. For commercial paper, such investments must be rated, at the time of purchase, at least A-2 by Standard & Poor's or Prime-2 by Moody's, or if unrated, determined to be of comparable quality by AIB Govett.

HEDGING STRATEGIES. Each Fund may use certain hedging strategies to attempt to reduce the overall level of investment and currency risk normally associated with its investments, although there can be no assurance that such efforts will succeed. Among the types of transactions which may be used are: forward currency contracts, writing of covered put and call options, purchase of put and call options on currencies and equity and debt securities, stock index futures and options thereon, interest rate or currency futures and options thereon, and securities futures and options thereon. It is currently intended that no Fund will place more than 5% of its net assets at risk in any one of these transactions or securities, except Global Income Fund may invest significantly more than 5% of its net assets in forward currency contracts, provided that no more than 5% of its net assets are at risk in any one of the other types of transactions or securities. However, although there is no limit on the number of forward currency contracts Global Income Fund may enter into, this Fund may not position hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time the sale of any foreign currency is made) of the securities held in its portfolio denominated or quoted in, or currently convertible into, such currency.

REPURCHASE AGREEMENTS AND OVERNIGHT TIME DEPOSITS. Each Fund may enter into repurchase agreements, in which the Fund acquires a high grade liquid debt security from a U.S. bank, broker-dealer or other financial institution that simultaneously agrees to repurchase the security at a specified time and price. Repurchase agreements are collateralized, in an amount at least equal to the current value of the loaned securities, plus any accrued interest, by cash, letters of credit, U.S. Government securities, or other high grade liquid debt securities at the Fund's custodian (or designated subcustodian), segregated from other Fund assets. In segregating such assets, the Fund's custodian either places them in a segregated account or separately identifies them and makes them unavailable for investment by the Fund. Each Fund may also invest in overnight time deposits placed at competitive interest rates with creditworthy banks, including the Funds' custodian.

INVESTMENT IN OTHER INVESTMENT COMPANIES. Emerging and developing markets countries often limit foreign investments in equity securities of issuers located in such countries. As a result, the Funds may be able to invest in such countries solely or primarily through open- or closed-end investment companies. Each Fund may invest in such companies to the extent permitted under the 1940 Act. The Funds may not invest in any investment companies managed by AIB Govett or any of its affiliates. Investments in investment companies may involve a duplication of certain expenses, such as management and administrative expenses.

RESTRICTED SECURITIES. The Funds may invest in foreign securities that are restricted against transfer within the U.S. or to U.S. persons. Although securities subject to such U.S. transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. Unless these securities are limited as to resale within their principal market, the Funds treat such foreign securities whose principal market is abroad as not being subject to investment limitation on restricted securities.

                               INVESTMENT RISKS

The quality and quantity of historic economic and securities market data are, in many foreign and emerging markets, limited, and many foreign markets are inherently more volatile than the U.S. securities markets. AIB Govett utilizes investment policies which involve the review and analysis of overall market information to determine geographic and sector exposure and the investigation of individual candidate companies within that strategic focus.

MARKET. Equity and bond markets outside the U.S. have significantly outperformed U.S. markets from time to time. Consequently, AIB Govett believes that investments in foreign securities may provide greater long-term investment returns than would be available from investing solely in U.S. securities. Nevertheless, each Fund's portfolio is subject to market risk--the possibility that stock and bond prices will decline over short, or even extended, periods-- to a greater degree than domestic investments, as a result of a variety of factors that can affect stock and bond prices.

For example, there may be less information publicly available about foreign companies, and less government regulation and supervision of foreign stock exchanges, securities dealers and publicly traded companies than is available about comparable U.S. entities. Accounting, auditing and financial reporting standards, practices and requirements are not uniform and may be less rigorous than U.S. standards. Securities of some foreign companies are less liquid, and their prices are more volatile, than securities of comparable U.S. companies. Trading settlement practices in some markets may be slower or less frequent than in the U.S., which could affect liquidity of a Fund's portfolio. Trading practices abroad may offer less protection to investors. In some foreign countries, any or all of expropriation, nationalization, and confiscation are risks to which non-U.S. securities may be subject. A foreign government's limits on the repatriation of distributions and profits and on the removal of securities, property, or other assets from that country may affect a Fund's liquidity and the value of its assets. Political or social instability, including war or other armed conflict, or diplomatic developments also could affect the Funds.

CURRENCY. The Funds, as are most foreign investors, are also exposed to currency risk if the U.S. dollar value of securities denominated in other currencies is adversely affected by exchange rate movements. Currency risk could affect the value of a Fund's investments, the value of dividends and interest earned by a Fund, and the value of gains which may be realized.

FOREIGN TAXATION. Some foreign governments levy brokerage taxes, increasing the cost of securities subject to the tax and reducing any realized gain or increasing any realized loss. Foreign governments also may withhold taxes from dividends, distributions and interest paid. Such taxes may adversely affect a Fund's net asset value.

INVESTING IN EMERGING MARKETS. The risks of investing in foreign securities are intensified if the investments are in emerging or developing markets. In general, these markets may offer special investment opportunities because their securities markets, industries and capital structure are growing rapidly, but investments in these countries involve special risks not present in the U.S. or in mature foreign markets, such as Germany or the United Kingdom. Settlement of securities trades may be subject to extended delays, so that a Fund may not receive securities purchased or the proceeds of sales of securities on a timely basis. Emerging markets generally have smaller, less developed trading markets and exchanges, which may affect liquidity, so that the fund may not be able to dispose of those securities quickly and at a reasonable price. These markets may also experience greater volatility, which can materially affect the value of a Fund's portfolio and, therefore, its net asset value. Emerging market countries may have relatively unstable governments. In such environments the risk of nationalization of businesses or of prohibitions on repatriation of assets is greater than in more stable, developed political and economic circumstances. The economy of a developing market country may be predominantly based on only a few industries, and it may be highly vulnerable to changes in local or global trade conditions. The legal and accounting systems, and mechanisms for protecting property rights, may not be as well developed as those in more mature economies. In addition, some emerging markets countries have general or industry-specific restrictions on foreign ownership that may limit or eliminate the Fund's opportunities to acquire desirable securities.

INVESTING IN SMALLER COMPANIES. The smaller companies in which the Funds invest, and in which International Smaller Companies and Smaller Companies Funds primarily invest, often have rates of sales, earnings, and share price appreciation that exceed those of larger companies. However, such companies also often have limited product lines, markets or financial resources. Stocks of smaller companies may have limited marketability and typically experience greater price volatility than stocks of larger companies. The Fund's share price may reflect this volatility.

INTEREST RATES AND CREDIT. The value of fixed-income securities held by the Funds generally fluctuates inversely with interest rate movements. Global Income Fund normally invests in a number of issuers; however, the Fund is a "non-diversified" series and may invest more than 5% of its assets in the securities of one issuer. Consequently, the Fund may experience greater interest rate and credit risk with respect to its portfolio than funds with similar objectives which are more broadly diversified.

Securities in the BBB and Baa (Standard & Poor's/Moody's) major rating categories have speculative characteristics and changes in economic conditions and other circumstances are more likely to lead to a weakened capacity to make principal or interest payments than in the case of higher rated bonds.

Global Income Fund also may invest in debt securities rated below investment grade. These securities may be the equivalent of high yield, high risk "junk bonds," which generally have a greater potential for default or price change than higher quality securities caused by changes in the issuer's creditworthiness, economic downturns or interest rate increases. The issuers of such debt securities may be unable or unwilling to repay principal on interest when due, and a Fund may incur additional expenses if it is required to seek recovery following a default in the payment of principal or interest on its holdings. In addition, remedies for defaults on debt securities issued by emerging market governments generally must be pursued in the courts of the defaulting government, and adequate legal recourse can therefore be significantly diminished.

SOVEREIGN DEBT OBLIGATIONS. Funds which may invest in sovereign debt obligations may have difficulty disposing of and valuing them because there may be a limited trading market for them. If reliable market quotations are not available, AIB Govett values such securities in accordance with procedures established by the Board of Directors. AIB Govett's judgment and credit analysis plays a greater role in valuing sovereign debt obligations compared to securities for which external sources for quotations and last sale information are available. Adverse publicity and changing investor perceptions may affect the value of these securities and the Funds' ability to dispose of them. Because there may be no liquid secondary market for many of these securities, the Funds anticipate that the securities could be sold only to a limited number of dealers or institutional investors. See "How Funds Value Their Shares" in this Prospectus and "Description of Securities, Investment Policies and Risk Factors" in the Statement of Additional Information.

                            MANAGEMENT OF THE FUNDS

Under the Company's Articles of Incorporation and the laws of Maryland, the Board of Directors is responsible for overseeing the conduct of the Company's business and the activities of each Fund. Under the Investment Management Agreement (the "Investment Management Agreement"), effective on January 1, 1998, between the

Company and AIB Govett, and subject to such policies as the Board may establish, AIB Govett provides the Funds with day-to-day management services and makes, or supervises any subadviser who makes, investment decisions on the Company's behalf in accordance with each Fund's investment policies.

ADVISER AND SUBADVISER

AIB Govett, 250 Montgomery Street, Suite 1200, San Francisco, CA 94104, is a Maryland corporation. AIB Govett is a wholly-owned subsidiary of AIB Asset Management Holdings Limited ("AIBAMH"), which is a majority-owned subsidiary of Allied Irish Banks, plc ("AIB"). AIB is the largest bank in the Republic of Ireland, with assets of approximately $62 billion as of December 31, 1997. AIBAMH had approximately $14 billion of assets under management as of December 31, 1997.

AIB GOVETT LONDON is a U.K. company located at Shackleton House, 4 Battle Bridge Lane, London SE1 2HR, England. A money manager since the 1920s, it has developed special expertise in investing in emerging markets and smaller companies worldwide. AIB Govett London had, as of December 31, 1997, approximately $5.6 billion under management, primarily in non-U.S. funds. AIB Govett London serves as investment subadviser to two U.S. mutual fund portfolios in addition to the Funds.

In 1997, AIBAMH made several adjustments to its operating structure in order to more effectively provide investment management services to its clients around the world. A new U.S. company, AIB Govett, was formed to provide these services to North American clients. In addition, AIB Govett London, which had served as investment manager for the Funds, changed its name from John Govett & Co. Limited. AIB Govett London serves as subadviser to all Funds. AIB Govett and AIB Govett London are wholly-owned subsidiaries of AIBAMH.

The reorganization did not result in any change of actual control or management of AIB Govett London or in any change in management of the Funds. In particular, the same individuals who provided services to the Funds prior to the reorganization continue to provide the same services.

John Murray and Eileen Fitzpatrick, Joint Chief Investment Officers and Directors of AIB Govett, are, respectively, Managing Director of Investments of AIB Govett London and Chief Investment Officer of AIB Investment Managers Limited ("AIBIM"), a wholly-owned subsidiary of AIBAMH based in Dublin. Mr. Murray graduated with a BA in finance and business studies from the University of the South Bank. Prior to joining AIB Govett London as a Director in 1994, he was a Director at Henderson Administration from 1990, most recently responsible for managing pension funds in excess of (Pounds)400m. He also served as a fund manager at Crown Financial Management and as Head of Research at Provident Life.

Ms. Fitzpatrick holds a Ph.D. in Science from University College, Dublin. After two years with a Dublinbased fund management organization, she joined AIBIM in 1988, becoming Head of International Equities and Associate Director in 1993. She moved to NCB Stockbrokers and then, in 1995, to Goodbody Stockbrokers (an affiliate of AIB), where she was Head of International Equities Sales Division. In 1996 she rejoined AIBIM as Deputy Investment Director and was appointed Investment Director in January, 1997.

PORTFOLIO MANAGEMENT

AIB Govett and the Subadviser are part of a broad network of offices worldwide, with principal offices located in London, Dublin, San Francisco, and Singapore, which are supported in turn by a global network of investment/research offices in Baltimore, Budapest, Mexico City, Rio de Janeiro, Poznan (Poland), Bangalore, Kuala Lumpur, Seoul, and Taipei. Each Fund is managed by a portfolio management team under the supervision of the Managing Director of Investments of AIB Govett London. Each team's investment process is based on interaction among regional specialist desks. The Global Investment Policy Committee, consisting of the Chief Investment Officers of the principal offices, sets overall investment policies and strategy for AIB Govett group and COORDINATED IMPLEMENTATION IN ACCORDANCE WITH EACH FUND'S INVESTMENT OBJECTIVES, POLICIES, AND REGULATORY REQUIREMENTS. WITH THIS STRUCTURE, THE FIRM SEEKS CONSISTENT IMPLEMENTATION OF PROCESS AND CONTINUITY OF INVESTMENT MANAGEMENT STAFF FOR EACH FUND.

AIB Govett and the Subadviser permit their investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investment. This policy requires investment and other personnel to conduct their personal investment activities in a manner that is not detrimental to the Funds or to any of the group's other advisory clients. Mr. Patrick Cunneen, a Director of the Company, is a director of AIBAMH.

ADVISORY AND SUBADVISORY AGREEMENTS

The terms of the New Advisory Agreements are substantially similar to the Former Advisory Agreement. The investment management fees paid by the Funds are not affected by the change investment advisory responsibility from AIB Govett London to AIB Govett.

The Funds pay AIB Govett a monthly fee based upon the average net assets of the Funds, as determined at the close of each business day during the month, at an annual rate of 1% of the average daily net assets of each Fund (0.75% for Global Income Fund), for providing investment management and administrative services to the Funds.

Pursuant to its Subadvisory Agreement with AIB Govett London, AIB Govett pays AIB Govett London a fee of 0.45% of average annual net assets for each Fund except Global Income, for which the Subadviser receives 0.3375% of average annual net assets, as compensation for serving as investment subadviser to the Funds. The Funds are not responsible for payment of the subadvisory fee to AIB Govett London.

AIB Govett reimburses certain Fund expenses, including a portion of management fees and service fees. The Funds pay all Fund expenses not waived or reimbursed by AIB Govett or other entities, including but not limited to outside directors' fees, taxes, if any; auditing, legal, custodial, transfer agency and certain investor servicing and shareholder reporting expenses; brokerage and commission expenses, if any; interest charges on any borrowings; costs and expenses of accounting, bookkeeping and recordkeeping; insurance premiums; trade association dues; fees and expenses of complying with federal and state securities laws; costs associated with shareholders' meetings and preparation and distribution of proxy materials; printing and mailing prospectuses and statements of additional information and reports to shareholders. Please see the Financial Highlights section of this Prospectus and the Statement of Additional Information for more information about fees and expenses.

ALLOCATION OF PORTFOLIO TRANSACTIONS

In placing orders for the Funds' portfolio transactions, each of AIB Govett and the Subadviser seeks best execution, analyzing such factors as price, size or order, difficulty of execution and the operational capabilities of the brokerage firm involved. Commissions on trades through foreign securities exchanges or over-the-counter markets typically are fixed and higher than those made through U.S. securities exchanges or over-the-counter markets.

Consistent with the obligation to obtain best execution, AIB Govett or the Subadviser may consider research and brokerage services provided by that broker. The Funds may pay a broker who provides brokerage and research services to AIB Govett or the Subadviser a higher commission than that charged by other brokers if AIB Govett determines in good faith that the amount of the commission is reasonable in relation to the value of those services, either in terms of the particular transaction or of the overall responsibility of AIB Govett or the Subadviser to the Funds and to any accounts over which AIB Govett or the Subadviser exercises investment discretion.

PORTFOLIO TURNOVER

The frequency of portfolio transactions--the "portfolio turnover rate"-- varies from year to year depending on market conditions. Because a high annual turnover rate (over 100%) increases transaction costs and may lead to capital gains which are subject to federal taxation, AIB Govett or the Subadviser carefully weighs anticipated benefits of a trade against expected transaction costs and tax consequences. Neither AIB Govett nor the Subadviser engages in shortterm trading except when necessary to prudently manage the Funds' portfolios. The portfolio turnover rates for the Funds for the period from January 1, 1997 through December 31, 1997 were: International Equity Fund--51%; Emerging Markets Equity Fund--120%; Smaller Companies Fund--77%; and Global Income Fund--76%. The portfolio turnover rates for the Funds for the period from January 1, 1998 through June 30, 1998 were: International Equity Fund--35%; Emerging Markets Equity Fund--58%; Smaller Companies Fund--30%; and Global Income Fund--6%. Each Fund's portfolio turnover rate reflects market conditions affecting the economies that Fund invests in.

DISTRIBUTION ARRANGEMENTS

FPS Broker Services, Inc. (the "Distributor") is the Funds' distributor and principal underwriter. First Data Investor Services Group, Inc. (formerly FPS Services, Inc.), a former affiliate of the Distributor, serves the Funds as transfer and shareholder services agent (the "Transfer Agent"). Effective January 1, 1999, First Data Distributors, Inc. will acquire FPS Broker Services, Inc.

CUSTODIAN

The Chase Manhattan Bank (the "Custodian") serves as the Funds' global custodian.

TRANSFER AGENT

First Data Investor Services Group, Inc. (formerly FPS Services, Inc.) (the "Transfer Agent") provides transfer agent, shareholder services agent, and dividend disbursement services to the Funds. The Transfer Agent is a subsidiary of First Data Corporation

ACCOUNTING AND ADMINISTRATION SERVICES

Chase Global Funds Services Company, an affiliate of the Funds' global custodian, provides the Funds with administration and accounting services.

How the Funds Value Their Shares

When share price is determined

At the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open, each Fund calculates its NAV per share of each class by dividing the total value of the assets (securities plus cash or other assets, including interest and dividends accrued but not yet received), attributable to the class, less total liabilities attributable to the class, by the total number of shares of the class outstanding.

How share price is determined

All securities traded on an exchange are valued at the last sale quotation on the exchange prior to the time of valuation. Securities for which market quotations are readily available are stated at market value. Shortterm investments maturing in 60 days or less are valued using amortized cost, which the Board of Directors has determined approximates market value. Amortized cost valuation means that a debt security with a maturity in excess of 60 days, which currently has a maturity of 60 days or less, is valued at the market or fair value of the security on the 61/st/ day prior to maturity (each as adjusted for amortization of premium or discount) rather than at current market value. All other securities and assets are valued at fair value following procedures approved by the Board of Directors.

Foreign securities may trade on days or at times other than those days and times when the New York Stock Exchange is open. The prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at 1:00p.m. Eastern Time at the exchange rates in effect at that time, or at such other rates as the Investment Manager may determine to be appropriate. As a result, currency fluctuations in relation to the U.S. dollar may affect a Fund's NAV per share even though there has been no change in the market value of portfolio holdings. In addition, because of time zone differences foreign exchanges and markets may close before the New York Stock Exchange closes. However, events affecting market values which may occur between the close of regular trading on a foreign exchange and the close of regular trading on the New York Stock Exchange may not be reflected in that day's computation of a Fund's NAV. If an event materially affecting the value of a portfolio holding occurs during such period and the Investment Manager becomes aware of it or if a holding becomes illiquid pursuant to procedures adopted by the Board of Directors, then the holding will be valued at fair value as determined in good faith, according to procedures adopted by the Board.

                               ABOUT YOUR ACCOUNT

                        WHO CAN BUY INSTITUTIONAL SHARES

As of June 27, 1997 all of the previously outstanding Class C shares of each Fund were redesignated "Institutional Class" shares without other changes. No Class C shares had been offered to the public as of that date. This prospectus only relates to Institutional Class Shares. Each class of shares of a Fund represents an interest in the same portfolio of investments, and each class has its own sales charge structure.

Shares of the Institutional Class are available for purchase only by:



(a) retirement profit-sharing, 401(k) and other tax-exempt employee benefit plans, including rollover individual retirement plans from such plans;

(b) institutional advisory accounts of AIB Govett or its affiliates, as well as subsidiaries and related employee benefit plans and certain rollover individual retirement accounts from institutional advisory accounts;

(c) registered investment advisers and financial institutions, including banks and trust companies (each an "Adviser") investing on behalf of clients that are institutions or high net-worth individuals having at least $250,000 under management by the Adviser; and

(d) the Board of Directors may also authorize purchases of Institutional Class shares of any series of the Funds, with or without minimum investment waived, by shareholders of a mutual fund which was advised by AIB Govett or an affiliate and subsequently merged into a series of the Funds.

The following table summarizes certain terms of Institutional Class shares.

                                                                          Institutional Class
----------------------------------------------------------------------------------------------------------------------------------
Sales Charges                  None
----------------------------------------------------------------------------------------------------------------------------------
12b1 Distribution Fee          None
----------------------------------------------------------------------------------------------------------------------------------
Redemption/Exchange Fee        1% on redemptions and exchanges made within 6 months of share purchase.
----------------------------------------------------------------------------------------------------------------------------------
Service Fee                    None
----------------------------------------------------------------------------------------------------------------------------------
Minimum Investment             $25,000 initially; any amount for subsequent purchases.
----------------------------------------------------------------------------------------------------------------------------------
Exchangeability                Shares of each Fund may be exchanged for shares of the same class of the other Funds.
----------------------------------------------------------------------------------------------------------------------------------
Convertibility                 Institutional Class shares do not convert to any other Class of shares of the Funds
----------------------------------------------------------------------------------------------------------------------------------
Dividends                      Calculated in the same manner and at the same time of day for each class, except that Institutional
                               Class shares will not incur distribution fees under Rule 12b-1 Plans that apply to the Class A and
                               Class B shares.
----------------------------------------------------------------------------------------------------------------------------------

The Board of Directors has determined that currently no conflict of interest exists between the classes of shares of any Fund. In accordance with their fiduciary duties under the 1940 Act and state laws, the Directors will seek on an ongoing basis to ensure that no such conflict arises.

                               HOW TO BUY SHARES

Institutional Class shares of each of the Funds are offered continuously at the NAV per share determined for each Fund as of the close of the regular trading session of the New York Stock Exchange (currently 4:00 p.m. Eastern Time), following receipt by the Transfer Agent of a purchase order in proper form, subject to the short-term redemption fee.

Shares may be purchased through the Distributor, through authorized investment dealers, or directly through the Transfer Agent. Authorized dealers may charge a fee for effecting transactions. Completed applications should be sent to the Transfer Agent at the address shown in the Services Guide in Appendix A to this Prospectus. The minimum initial investment is $25,000. The Funds reserve the right to refuse to accept any purchase order, and to suspend the offering of shares for a period of time. Prospective investors and shareholders may call 800-821-0803 for additional information about their accounts or the Funds.

INVESTMENT INSTRUCTIONS GIVEN ON BEHALF OF PARTICIPANTS IN AN EMPLOYER-SPONSORED RETIREMENT PLAN ARE MADE IN ACCORDANCE WITH DIRECTIONS PROVIDED BY THE EMPLOYER. EMPLOYEES CONSIDERING PURCHASING SHARES AS PART OF THEIR RETIREMENT PROGRAM SHOULD CONTACT THEIR EMPLOYER FOR DETAILS.

PURCHASES THROUGH AUTHORIZED DEALERS

Generally, orders received by an authorized dealer before the New York Stock Exchange has closed for a particular day will be executed at the public offering price determined on that day, provided that the authorized dealer transmits the order to the Transfer Agent by 5:00 p.m. Eastern Time on that day. Authorized dealers are responsible for timely transmission of orders to the Transfer Agent. The sales agreements between the Distributor and the authorized dealers provide that all orders are subject to acceptance by the Funds, which retains the right to reject any order. From time to time, on a case-by-case basis, the Transfer Agent may make arrangements for later processing times with authorized dealers, so long as such arrangements comply with applicable law and Fund operating requirements. For wiring instructions, please see Appendix A.

INITIAL PURCHASES THROUGH TRANSFER AGENT

Investors may open an account directly through the Transfer Agent by sending a completed, signed application and a check in the amount of the purchase price, made out to "Govett Funds", to the address shown in Appendix A. THIRD PARTY CHECKS WILL NOT BE ACCEPTED IN PAYMENT FOR FUND SHARES. Shares may also be purchased through the Transfer Agent by bank wire, provided that within seven
(7) days of an initial investment, the Transfer Agent has received an executed Account Application showing the investor's taxpayer identification number. Bank wire purchases are effected at the next computed public offering price after the wire is received. A wire investment is considered received when the Transfer Agent has been notified that the wire has been credited to a Fund. The investor is responsible for providing prior telephone notice to the Transfer Agent that a wire is being sent. The Transfer Agent will provide an account number which should be referenced on the wire instructions.

SUBSEQUENT INVESTMENTS THROUGH THE TRANSFER AGENT

After an initial investment is made and a shareholder account is established through an authorized dealer, subsequent purchases may be made, at the investor's option, directly through the Transfer Agent. Investors should use the investment stub located at the bottom of the Shareholder Statement Form or, if one is not available, a check made payable to the specific Fund should be sent to the Transfer Agent at the address indicated in Appendix A. Any check for additional shares sent directly to the Transfer Agent should reference the account number to which the money should be credited. Investments may also be sent via bank wire. Please see Appendix A for wiring instructions.

CERTIFICATES

Certificates are not issued for Institutional shares. Purchases not involving the issuance of certificates are confirmed to the shareholder and credited to the shareholder's account on the books of the Transfer Agent. The shareholder will have the same rights of ownership as if certificates had been issued.

DIRECTED DIVIDENDS

A shareholder may elect on the Account Application to have dividends from one Fund paid to a third party or invested in shares of the same class of another series of the Funds, provided that an existing account in such other Fund is maintained by the shareholder or for the benefit of the shareholder in the same employer-sponsored retirement plan. Distributions are invested into the selected Fund at its NAV as of the payable date of the distribution.

                             HOW TO MAKE EXCHANGES

Exchange requests made on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees should therefore contact their employer for details. Generally, shareholders may exchange shares of one class of any Fund for shares of the same class of any other Fund, based upon their respective NAVs, provided that the account holder remains the same, subject to any applicable exchange fee.
Certain authorized dealers may be charged a fee for handling exchanges. Each Fund may suspend, terminate or amend the terms of the exchange privilege upon 60-days' written notice to shareholders.

EXCHANGE FEE. As of December __, 1998, exchanges made within six months of purchase are subject to a 1% fee on the amount exchanged out of a Fund. All shares purchased prior to the date of this Prospectus are not subject to the 1% Exchange Fee. The shares held the longest would be considered to exchanged first. This fee may not be applied to omnibus accounts.

MONEY MARKET FUND. Shares of the Zurich Kemper Cash Account Trust Money Market Portfolio (the "Money Market Fund") may be exchanged for shares of any Fund subject to any applicable exchange fee. The Money Market Fund is not a series of the Company, but is available as an exchange vehicle for Fund shareholders. Shares of one Fund class exchanged into the Money Market Fund may not be exchanged, upon redemption of shares of the Money Market Fund, for shares of another class, and the account registration and type of account must remain the same (that is, retirement or non-retirement account). Thus, Institutional Class shares of a Govett Fund exchanged into the Money Market Fund will be exchanged for Institutional Class shares of the designated Govett Fund registered identically for the same type of account. Checkwriting privileges are not available for Fund investors who hold shares of the Money Market Fund. The exchange privilege pertaining to the Money Market Fund does not constitute an offering or recommendation of the shares of that fund by Govett Funds or AIB Govett. Investors should obtain and read the current prospectus for any fund into which they want to invest and carefully consider that fund's investment objectives.

Investors interested in making an exchange for shares of the Money Market Fund should write or call their authorized dealer or the Distributor to request the current Money Market Fund prospectus.

EXCHANGES BY TELEPHONE. Exchange orders effected by telephone should be communicated to the Transfer Agent at the telephone number shown in Appendix A.

EXCHANGES BY MAIL. Exchange orders effected by mail should be sent to the investor's authorized dealer or the Transfer Agent at the address set forth in Appendix A.

FREQUENT EXCHANGES. As a general principle, purchases, redemptions, and exchanges of Fund shares should be made for investment purposes only. A pattern of frequent exchanges, purchases and sales may be deemed abusive by AIB Govett and at its discretion can be limited by a Fund's refusal to accept purchase and/or exchange orders from the investor. Although AIB Govett will consider all factors it deems relevant in determining whether a pattern of frequent purchases, redemptions, and/or exchanges by a particular investor is abusive and not in the best interests of a Fund or its shareholders, as a general policy, a pattern of more than one purchase-sale transaction during any 30day period with respect to any particular Fund may be deemed abusive.

                             HOW TO REDEEM SHARES

GENERAL INFORMATION

Redemption requests made on behalf of participants in an employer-sponsored retirement plan are made in accordance with direction provided by the employer. Employees should therefore contact their employer for details. Investors may redeem all or a portion of their shares on any business day. Shares will be redeemed at the NAV per share next computed after the Transfer Agent receives a redemption request which has been completed in accordance with account, less any applicable redemption fees. Shareholders with accounts at authorized dealers may redeem shares through the dealer or directly through the Transfer Agent. IF THE SHARES ARE HELD IN THE DEALER'S "STREET NAME," THE REDEMPTION MUST BE MADE THROUGH THE DEALER.

Once an investor's shares are redeemed, the proceeds will normally be sent to him or her the next business day if all redemption instructions described below are followed and all documentation is received by the Transfer Agent. If making immediate payment could affect a Fund adversely, it may take up to seven (7) days (or such shorter period as may be required by law or regulation) to pay the shareholder.

Shareholders requesting redemptions via bank wire should allow two (2) business days from the time the redemption request is accepted by the Transfer Agent for the proceeds to be deposited in the bank, although typically the wire will be completed within one (1) business day.

The Funds may withhold redeeming a shareholder's account until they are reasonably satisfied that checks used to pay for investments in one or more Funds have been collected (which may take up to 15 days from the date the Transfer Agent receives the check). When the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC to merit such action, redemptions may be suspended or payment dates postponed. Under limited circumstances described in the Statement of Additional Information, redemptions may also be paid in securities or other assets of the redeeming Fund.

Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, as described in Appendix A. Supporting documentation may be required from corporations, executors, administrators, trustees, guardians and other fiduciaries. Fiduciaries should contact the Transfer Agent for further information. Redemption requests received after 4:00 p.m. Eastern Time will be honored at the NAV per share calculated on the next business day (i.e., the next day the New York Stock Exchange is open for regular trading).

An original SIGNATURE GUARANTEE by a bank or trust company, broker-dealer, credit union, national securities exchange, registered securities association, clearing agency, savings and loan association or federal savings bank is required under the following circumstances:

 .    The shareholder wishes to redeem $50,000 or more by written request.

 .    The proceeds (in any amount) are to be paid to someone other than the registered owner(s) of the account.

 .    The proceeds (in any amount) are to be sent to any address other than the shareholder's address of record, predesignated bank, savings and loan, credit union, or brokerage firm account.

 .    The Transfer Agent believes that a signature guarantee would protect against potential claims based on the transfer instructions, including, for example, when (a) the current address of one or more joint owners of an account cannot be confirmed; (b) multiple owners have a dispute or give conflicting instructions to the Fund; (c) the Fund has been notified of an adverse claim; (d) the instructions received by the Fund are given by an agent, not the registered owner; (e) the Fund determines that joint owners who are married to each other are separated or involved in divorce proceedings, or (f) the authority of a representative of a corporation, partnership, association or other entity has not been established to the Fund's satisfaction.

 .    The proceeds are to be sent to the shareholder's address of record and that address has changed within the preceding 30 days.

Or

 .    The shareholder requests that the proceeds be sent directly to a bank, savings and loan, credit union, or brokerage firm account that has not been predesignated in the "Bank Wiring Information" section of the Account Application.

The Transfer Agent will accept signature guarantees from all eligible firms, as defined by Rule 17Ad15 under the Securities Act of 1934. The Fund reserves the right to waive signature guarantees and to request additional information under certain circumstances.

REDEMPTIONS THROUGH AUTHORIZED DEALERS

Shareholders with accounts at authorized dealers may submit redemption requests to the dealers. Generally, the Transfer Agent accepts redemption requests by telephone on any business day from 9:00 a.m. to 5:00 p.m. Eastern Time, provided that the dealer has received the request prior to 4:00 p.m. Eastern Time. From time to time, on a case-by-case basis, the Transfer Agent may make arrangements for later processing times with authorized dealers, so long as such arrangements comply with applicable law and Fund operation requirements. This is known as a repurchase. However, EVEN AFTER RECEIPT OF A REPURCHASE ORDER FROM A DEALER, THE FUNDS STILL REQUIRE A SIGNED LETTER FROM THE SHAREHOLDER CONTAINING REDEMPTION INSTRUCTIONS AND ALL OTHER DOCUMENTS REQUIRED FOR DIRECT REDEMPTION REQUESTS, AS STATED ABOVE. The shareholder's letter should refer to the Fund involved, the account from which the redemption is to be made, the fact that the repurchase was ordered through a dealer, and the dealer's name. Details of the dealer-ordered trade, such as the trade date, confirmation number, and the amount of shares or dollars, will speed processing. The seven-day period within which the proceeds of the shareholder's redemption will be sent will begin when the Transfer Agent receives all documents required to complete (or "settle") the repurchase in proper form. The redemption proceeds will not earn dividends or interest during the time between receipt of by the Transfer Agent of the dealer's repurchase order and the date the redemption is processed after all necessary documents have been received. It is therefore in the shareholder's best interest to have all required documentation completed and forwarded to the Transfer Agent as soon as possible. The shareholder's dealer may charge a fee for handling the order. From time to time, on a case-by-case basis, the Transfer Agent may make arrangements for later processing times with authorized dealers, so long as such arrangements comply with applicable law and Fund operating requirements.

SHORT-TERM REDEMPTION FEE

To discourage short-term trading, effective September 1, 1998, purchases of Institutional Class shares are subject to a 1% redemption fee on shares redeemed within six months of the purchase of the shares. The fee is paid to the Fund.

All shares purchased prior to September 1, 1998 are not subject to the six-month redemption fee and would be considered to be redeemed first for a shareholder. The fee is not imposed on shares acquired through the reinvestment of dividends or capital gains distributions. The fee may not apply to omnibus accounts.

Whether a redemption fee is imposed will depend on the number of months since the investor purchased the shares from which an amount is being redeemed. The oldest shares (from which a redemption or exchange has not already been effected) will be assumed to be redeemed first for purposes of calculating the fee. For example, if a shareholder purchased 500 shares for $10/share 12 months ago and then purchased 600 shares for $12/share 4 months ago, today when he sells 400 shares for $15/share he would pay no fee as those 400 shares would be the from the first purchase and would have been held for more than 6 months. However, if he sold 600 shares at $15/share, a redemption fee of $15 would be owed on the 100 shares that had not been held for 6 months.

WAIVER OF SHORT-TERM REDEMPTION FEE

The redemption fee is waived under the following circumstances:

 .    Death or disability of the shareholder (as defined in Section 72(m)(7) of the Internal Revenue Code, as amended (the "Code")).

 .    Minimum required distributions from certain IRA or retirement plan distributions.

                            TELEPHONE TRANSACTIONS

Unless the Telephone Privilege is waived by the shareholder (by completing the appropriate section of the Account Application), he or she may effect exchange, redemption and certain types of account maintenance transactions by telephone. The Telephone Privilege authorizes the Funds, the Transfer agent and the Distributor to act on instructions by telephone to exchange, redeem and generally to maintain the account for which the Telephone Privilege applies. A shareholder may give exchange instructions to the Transfer Agent by calling 800-821-0803.

The Telephone Privilege permits shareholders to redeem so long as the proceeds are payable to the shareholder(s) of record and sent to the address of record for the account or wired directly to their predesignated bank account. This privilege is not available if the address of record has been changed within the thirty days prior to a telephone redemption request. Proceeds from redemptions are expected to be wired on the next business day following the date of the redemption. The Funds reserve the right to terminate, limit or otherwise modify the Telephone Privilege at any time without prior notice. Shareholders who have accounts with the Funds through employer-sponsored retirement plans may not redeem by telephone.

In an effort to confirm that telephone requests are genuine, reasonable procedures are employed, which currently include recording all telephone instructions and mailing a confirming account statement to the record address. If reasonable procedures are followed, neither the Funds, the Distributor, nor the Transfer Agent will be liable for following telephone instructions it reasonably believes to be genuine. Any of the Funds, the Distributor, and the Transfer Agent may be liable for losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed. Exchanges and redemptions will be accepted from authorized dealers on behalf of a shareholder by telephone.

Investors should be aware that they may have difficulties effecting telephone transactions during unusual market conditions.

                      DIVIDENDS, CAPITAL GAINS AND TAXES

DIVIDENDS AND CAPITAL GAINS

All of the Funds except the Global Income Fund will distribute at least annually substantially all of their net investment income and net realized capital gains. Distributions from net investment income, if any, are expected to be small. Global Income Fund seeks to declare dividends daily and to pay dividends monthly from net investment income, if any. Such distributions may include all or a portion of the Fund's net realized shortterm gains. At least annually, distributions of any net realized or remaining capital gains will be declared.

With respect to all Funds, distributions from capital gains are made after applying any available loss carryovers and other adjustments permitted under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund may make additional dividend or capital gain distributions as required to comply with certain distribution requirements under the Code.

DIVIDENDS AND CAPITAL GAINS PAYMENT OPTIONS

Shareholders may choose one of four options:

 .    Reinvest all income dividends and capital gains distributions in additional
     Fund shares.

 .    Receive income dividends in cash and accept capital gains distributions in additional Fund shares

 .    Receive capital gains distributions in cash and accept income dividends in additional Fund shares.

 .    Receive income dividends and capital gains distributions in cash.

Unless you designate otherwise in your account application, all income dividends and capital gains distributions for which reinvestment has been elected will be reinvested in shares of the Fund that paid the dividend or distribution.

You can change your distribution option by notifying the Transfer Agent in writing prior to the distribution record date. If you do not select an option, all dividends and distributions will be automatically reinvested. Automatic reinvestments in additional shares are made without a sales charge as of the date the dividend is declared using the net asset value determined on the payment date.

UNITED STATES FEDERAL TAXATION OF THE FUNDS

Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code for federal income tax purposes and to meet all other requirements that are necessary for it (but not its shareholders) to be exempt from federal taxes on income and gains paid to shareholders. In order to accomplish this goal, each Fund must, among other things, distribute substantially all of its ordinary income and net capital gains on a current basis and maintain a portfolio of investments which satisfies certain diversification criteria.

UNITED STATES FEDERAL TAXATION OF SHAREHOLDERS

For federal income tax purposes, any income dividends which the shareholder receives from a Fund, as well as any distributions derived from the excess of net shortterm capital gains over net capital losses, are treated as ordinary income whether the shareholder has elected to receive them in cash or in additional shares. Distributions derived from the excess of net capital gains over net shortterm capital losses are treated as capital gains regardless of the length of time the shareholder has owned the shares of a Fund and regardless of whether the shareholder receives such distributions in cash or in additional shares.

Certain distributions which are declared in October, November, or December but which, for operational reasons, may not be paid to the shareholder until the following January, may be treated for federal tax purposes as if received by the shareholder on December 31 of the calendar year in which the distributions are declared.

Redemptions and exchanges of Fund shares are taxable events on which a shareholder may realize a gain or loss. All or a portion of a loss realized upon a redemption of shares will be disallowed to the extent other shares of a Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after such redemption.

In addition, all or a portion of the sales charge incurred in purchasing shares of a Fund will not be included in the federal tax basis of any such shares sold within 90 days of their purchase (for the purpose of determining gain or loss upon the sale of such shares) if the sales proceeds are reinvested in the Fund and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated because the sales proceeds were reinvested in the Fund. The portion of the sales charge so excluded from the tax basis of the shares sold will equal the amount by which the sales charge that would otherwise be applicable upon the reinvestment is reduced. Of course, any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis acquired in the reinvestment.

Each Fund will inform shareholders of the source of dividends and distributions paid by the Fund at the time they are paid, and will promptly after the close of each calendar year advise shareholders of the tax status for federal income tax purposes of such dividends and distributions. Income received by the Funds may give rise to withholding and other taxes imposed by foreign countries. If more than 50% of the value of a Fund's assets at the close of a taxable year consists of securities of foreign corporations, the Fund may make an election that will permit shareholders to take a credit (or, if more advantageous, a deduction) for foreign income taxes paid by the Fund, subject to limitations contained in the Code. Shareholders would then include in gross income dividends paid to them by the Fund as well as the foreign taxes paid by the Fund on their foreign investments. The Funds cannot assure shareholders that they will be eligible for the foreign tax credit. The Funds will advise shareholders annually of their share for any creditable foreign taxes paid by the Funds.

Each Fund will be required to report to the Internal Revenue Service ("IRS") any taxable dividend or other reportable payment (including share redemption proceeds). Each Fund will also be required to withhold 31% of any such payments made to individuals and other nonexempt shareholders who have not provided a correct taxpayer identification number and made certain required certifications that appear in the Account Application provided with this Prospectus. A shareholder may also be subject to backup withholding if the IRS or a securities dealer notifies the Funds that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding for previous underreporting of interest or dividend income.

It is recommended that shareholders consult their own tax advisers with respect to the foregoing and the applicability of state and local income taxes to distributions and redemption proceeds received from a Fund. Shareholders who are not United States persons for purposes of federal income taxation should consult with their financial or tax advisers regarding the applicability of United States withholding taxes to distributions received by them from a Fund. More detailed information regarding taxation of shareholders and taxation of the Funds can be found in the Statement of Additional Information.

The foregoing discussion has been prepared by the management of the Company and does not purport to be a complete description of all tax implications of an investment in the Funds. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Funds.

                               OTHER INFORMATION

CONFIRMATIONS AND REPORTS TO SHAREHOLDERS

Currently, each time a transaction is made that affects a shareholder's account- -such as an additional investment, redemption, exchange or payment of a dividend or distribution--the Transfer Agent will send a confirmation reflecting the transaction. Quarterly account statements will be sent for all Funds. In addition, monthly statements will be provided for Global Income Fund.

After the end of the Funds' fiscal year on December 31 and half-year on June 30, shareholders will receive an annual and semiannual report, respectively. These reports list securities held by each Fund and include financial statements for each Fund.

The federal income tax status of Fund distributions to shareholders is reported to each shareholder shortly after the end of each calendar on Form 1099-DIV.

YEAR 2000

AIB Govett and its affiliates and the Funds' service providers have assembled teams of information technology professionals to address Year 2000 issues. The key phases of their preparation plans include: an inventory of all internal systems, vendor products and services, and data providers; an assessment of all systems for date reliance and the impact of the century rollover on each; and the renovation and testing of affected systems. The Funds will not bear the cost of these efforts. In addition, the portfolio management teams inquire about the Year 2000 preparations of current and prospective Fund investments, but there is no certainty that the information provided in response is complete or accurate or that a company's Year 2000 problems will not affect a Fund's performance.

Inadequate preparation for Year 2000 by the Funds' service providers and others with whom they interact could adversely affect the Funds' operations, including pricing, securities trading and settlement, and the provision of shareholder services. However, as a result of the service providers' efforts, the Funds do not anticipate a material adverse impact on their business, operations or financial condition relating to Year 2000 issues. Nevertheless, there can be no assurance that the steps being taken will be sufficient and timely or that interaction with other computer systems which are not prepared will not have a material adverse effect on the Funds' business, operations or financial condition.

THE EURO

On January 1, 1999, the European Monetary Union ("EMU") plans to introduce a new single currency, the euro, which will replace the national currencies of the participating member nations. Until 2002, the national currencies will continue to exist, but exchange rates will be pegged to the euro. As of the date of this Prospectus, the eleven member nations are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, Netherlands, Portugal, and Spain. Therefore, the Funds most likely to be affected by this change are International Equity Fund, International Smaller Companies Fund, Smaller Companies Fund, and Global Income Fund.

The introduction of the euro is likely to affect all stages of the investment process, including trading, foreign exchange, custody, and accounting. Because this change to a single currency is new, the introduction of the euro may result in market volatility and may affect the business or financial condition of European issuers or of a Fund. In addition, while the conversion will eliminate currency risk among the participating nations, currency risk between the euro and the U.S. dollar remains a factor.

While there can be no assurances that the conversion will not adversely affect the Funds, the Investment Adviser, Subadviser, and the Funds' service providers are taking steps which they believe appropriately and reasonably address the issues involved in the introduction of the euro.

ORGANIZATION

The Govett Funds, Inc. is a Maryland corporation formed in 1990. It is registered with the SEC as an openend management company. Each Fund corresponds to a distinct investment portfolio and a distinct series of shares. From time to time the Board of Directors may, in its discretion, establish additional funds and issue additional classes of shares. Each Fund, other than Global Income Fund, is a diversified series of the Company. Global Income Fund is not diversified. Shares of the Funds are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable subject to applicable federal and state securities laws. Shareholders have no preemptive or conversion rights.

Each Fund has designated three classes of shares: Class A, Class B and Institutional Class shares. Each class represents interest in the assets of each Fund and has identical voting, dividend, liquidation and other rights on the same terms and conditions, except that expenses related to distributing each class are borne solely by that class, and each class has exclusive voting rights regarding provisions of distribution plan which pertains to that class.

The Company normally will not hold meetings of shareholders except as required under the 1940 Act and Maryland law. On any matter submitted to a vote of shareholders, shares are voted by a Fund when the matter affects the specific interest of that Fund only, such as approval of a Fund's investment management arrangements. On other matters, the shares of all of the Funds will be voted in the aggregate on other matters, such as election of the Board of Directors or ratification of the Board's selection of independent auditors.

A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the outstanding shares may call a shareholder meeting. The Bylaws require that the Company assist shareholders in calling such a meeting.

Pursuant to the Company's Articles of Incorporation, each Fund may issue up to 250 million shares. Each share represents an interest in that Fund only, has a par value of onethousandth of one cent per share, represents an equal proportionate interest in the Funds with other shares of that Fund, and is entitled to such dividends and distributions out of the income earned and gains realized on that Fund's assets as may be declared by the Board of Directors.

PERFORMANCE INFORMATION

Each Fund may from time to time include information on its investment results and/or comparisons of its investment results to various managed or unmanaged indices or averages or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.

In such materials, a Fund may quote its average annual total return ("Standardized Return"). Standardized Return represents the percentage rate reflecting the average annual change in the value of an assumed investment in the Fund at the end of a one-year period and at the end of five and ten-year periods, reduced by the maximum applicable front-end sales charge imposed on sales of Fund shares (Class A shares only). Performance information with respect to a Fund will also reflect that any applicable CDSC has been paid. If a one, five, and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. The Standardized Return computation assumes the reinvestment of all dividends and capital gain distributions at net asset value.

In addition, a Fund may also include in advertisements, sales literature and shareholder reports other than total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects the percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation) and will assume reinvestment of all dividends and capital gain distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted. It may consist of an aggregate or average annual percentage rate of return, actual Year-by-year rates or any combination thereof. It may or may not take sales charges into account. A Fund's performance calculated without taking the effect of sales charges into account will be better than such performance including the effect of such charges.

Global Income Fund may also refer in advertising and promotional materials to its yield. A Fund's yield shows the rate of income that it earns on its investments, expressed as a percentage of the public offering price of its shares. The Fund calculates yield by determining the investment income it earned from its portfolio investments for a specified thirty-day period (net of expenses), dividing such income by the average number of share outstanding, and expressing the result as an annualized percentage based on the public offering price of its shares at the end of that thirty-day period. Yield accounting methods differ from the methods used for other accounting purposes; accordingly, a Fund's yield may not equal the dividend income actually paid to investors or the income reported in its financial statements.

Yield and total return are calculated separately for Class A, Class B, and Institutional Class shares of each Fund. Because of the differences in sales charges and distribution charges, the total returns for each of the classes of the same Fund will differ.

Each Fund's performance data reflects past performance and is not necessarily indicative of future results. A Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other mutual funds, other investment vehicles and unmanaged indices. A Fund's results also should be considered relative to the risks associated with its investment objectives and policies. See "Performance" in the Statement of Additional Information.

The Company's most recent Annual Report and SemiAnnual Report contain additional performance information on the International Equity Fund, Emerging Markets Equity Fund, Smaller Companies Fund, and Global Income Fund. These Reports are available without charge upon request by calling the Transfer Agent. See Appendix A.

EFFECT OF BANKING LAWS

The Glass-Steagall Act and other banking laws and regulations (the "Banking Laws") presently prohibit member banks of the Federal Reserve System or their nonbank affiliates (the "Member Banks") from sponsoring, organizing, controlling or distributing shares of registered openend investment companies, such as the Funds. Under the Banking Laws, however, a Member Bank may act as an investment adviser, transfer agent, administrator or custodian to a registered openend investment company, and it also may act as agent in connection with the purchase of shares of such an investment company upon certain customer orders. Each of AIB Govett and the Subadviser is an affiliate of First National Bank of Maryland, whose parent company, First Maryland Bancorp, is a wholly-owned subsidiary of AIB, and, thus, is subject to compliance with the Banking Laws.

Changes to the Banking Laws or future judicial or administrative decisions could result in any of AIB Govett and the Subadviser being prevented from continuing to perform services required under its investment advisory agreement with the Company, subadvisory agreement with AIB Govett, or the Sub-Administration Agreement with the Distributor, as the case may be. If any of AIB Govett and the Subadviser were prevented from continuing to provide services called for under any of those agreements, it is expected that the Board of Directors would identify, and ask the Funds' shareholders to approve, a new investment adviser or subadviser. If this was to occur, the Board of Directors would seek to take action so that no shareholder of any Fund would suffer any adverse consequences.

                                  APPENDIX A

               ADVISER AND SHAREHOLDER SERVICES REFERENCE GUIDE

Shareholders are encouraged to place purchase, exchange and redemption orders through their securities dealers. Shareholders may place orders directly through the Funds' Transfer Agent. Mail transactions sent by overnight private mail service should always be sent to the address shown in "Transactions by Mail." Failure to follow this instruction is likely to result in a delay in effecting your transaction.

ADVISER SERVICES. Financial advisers may call 800-634-6838 to reach the Adviser Service Desk.

TRANSACTIONS BY MAIL. For NEW ACCOUNTS, send the completed Account Application with a check to:

         via U.S. Postal Service           via overnight delivery service
               GOVETT FUNDS                          GOVETT FUNDS
              P.O. BOX 61503                       3200 HORIZON DRIVE
       KING OF PRUSSIA, PA 19406-0903      KING OF PRUSSIA, PA 19406-0903

For SUBSEQUENT INVESTMENTS, send a letter stating the Fund's name, the name(s) of the shareholder(s) in whose name(s) the account is registered, and the account number, together with a check for each subsequent investment, to:

         via U.S. Postal Service            via overnight delivery service
              GOVETT FUNDS                           GOVETT FUNDS
             P.O. BOX 412797                     3200 HORIZON DRIVE
        KANSAS CITY, MO 64141-2797          KING OF PRUSSIA, PA 19406-0903

INVESTMENTS BY BANK WIRE. An investor opening a new account should call 800-821-0803. Within seven days of purchase, the investor must send a completed Account Application containing the investor's taxpayer identification number to the Funds at the address stated under "Investments by Mail." Wire instructions must state the Fund's name, the name(s) of the shareholder(s) in whose name(s) the account is registered, and the account number. Bank wires should be sent through the Federal Reserve Wire System to:

United Missouri Bank KC, N.A.
ABA #10-10-00695
For First Data Investor Services Group
Bank Account #9870370719
FBO Govett _________ Fund
Shareholder Name and Account Number

EXCHANGES BY MAIL. Send complete instructions, including the name of the Funds which shares are to be exchanged in and out of, the amount of the exchange, the name(s) of the shareholder(s) in whose name(s) the account is registered, and the account number, to:

     via U.S. Postal Service               via overnight delivery service
          GOVETT FUNDS                            GOVETT FUNDS
          P.O. BOX 61503                          3200 HORIZON DRIVE
   KING OF PRUSSIA, PA 19406-0903           KING OF PRUSSIA, PA 19406-0903


TELEPHONE TRANSACTIONS. If you have not waived the Telephone Privilege on the Account Application, you may call the Funds at 800-821-0803 to effect exchanges and redemptions.

                                 GOVETT FUNDS
                       Govett International Equity Fund
                      GOVETT EMERGING MARKETS EQUITY FUND
                  Govett INTERNATIONAL SMALLER COMPANIES FUND
                         GOVETT SMALLER COMPANIES FUND
                           GOVETT GLOBAL INCOME FUND




Transfer Agent                            Custodian
First Data Investor Services Group, Inc.  The Chase Manhattan Bank
3200 Horizon Drive                        4 MetroTech Center
P.O. Box 61503                            Brooklyn, NY 11245
King of Prussia, PA 19406-0903
800-821-0803

Distributor                               Accounting and Administration Services
FPS Broker Services, Inc.                 Chase Global Funds Services Company
3200 Horizon Drive                        73 Tremont Street,
P.O. Box 61503                            11th Floor
King of Prussia, PA 19406-0903            Boston, MA 02108
800-634-6838

Govett Funds                              Directors
250 Montgomery Street, Suite 1200         Patrick K. Cunneen, Chairman
San Francisco, CA 94104                   Elliot L. Atamian
800-731-1755                              Sir Victor Garland
415-263-1865                              James M. Oates
                                          Frank R. Terzolo
Investment Manager
AIB Govett, Inc.
250 Montgomery Street, Suite 1200
San Francisco, CA 94104
800-731-1755
415-263-1865

                                 GOVETT FUNDS

                      Class A, B and Institutional Shares
                         Prospectus dated _____, 1998


This Prospectus describes two funds (the "Funds") offered to investors by The Govett Funds, Inc. (the "Govett Funds" or the "Company"). Each of the Funds is
managed by AIB Govett, Inc. ("AIB Govett" or the "Investment Manager").   AIB
Govett Asset Management Limited ( "AIB Govett London" or the "Subadviser") serves as subadviser to each Fund.





     . GOVETT LATIN AMERICA FUND seeks long-term capital appreciation by investing primarily in equity and debt securities of issuers located in Latin America.

     . GOVETT ASIA FUND seeks long-term capital appreciation by investing primarily in equity securities of issuers located in Asia.





Investing in emerging and developing markets involves a higher degree of risk and expense than investing in domestic or developed markets. Investments in the Funds should be considered long-term, and there can be no assurance that any Fund will achieve its investment objective.

EFFECTIVE SEPTEMBER 1, 1998, THE FUNDS ARE CLOSED TO NEW INVESTMENT, INCLUDING EXCHANGES.

Investors may buy shares of the Funds through brokerage and securities firms nationwide, or directly, by calling the Funds at 800-821-0803. Please read this Prospectus carefully before investing, and retain it for future reference. It provides concise information to help an investor decide if a Fund's goal matches his or her own. A Statement of Additional Information about the Funds, dated _________, 1998, as amended from time to time, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. For a free copy, call 800-634-6838, or write to the Funds' Distributor at the address shown on the back cover.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    CONTENTS

ABOUT THE FUNDS

SUMMARY OF INVESTOR COSTS..................................................... 3

FINANCIAL HIGHLIGHTS.......................................................... 5

AN OVERVIEW OF THE FUNDS...................................................... 8

INVESTMENT TECHNIQUES AND POLICIES............................................ 8

INVESTMENT RISKS............................................................. 10

MANAGEMENT OF THE FUNDS...................................................... 12

ABOUT YOUR ACCOUNT

MULTIPLE CLASSES OF SHARES................................................... 17

HOW TO BUY SHARES............................................................ 18

HOW TO MAKE EXCHANGES........................................................ 22

HOW TO REDEEM SHARES......................................................... 23

TELEPHONE TRANSACTIONS....................................................... 25

DIVIDENDS, CAPITAL GAINS AND TAXES........................................... 26

OTHER INFORMATION............................................................ 28

APPENDIX A: QUICK REFERENCE GUIDE............................................ 31

APPLICATION FORM

                           SUMMARY OF INVESTOR COSTS

The operating expenses and maximum transaction expenses expected to be associated with an investment in the Funds are reflected in the following tables:


A.  SHAREHOLDER TRANSACTION EXPENSES FOR EACH FUND




                                                      MAXIMUM SALES
                   MAXIMUM SALES      MAXIMUM        LOAD IMPOSED ON
                  LOAD IMPOSED ON     DEFERRED          DIVIDEND                           EXCHANGE
    CLASS            PURCHASES       SALES LOAD       REINVESTMENTS     REDEMPTION FEES      FEES
    -----            ---------       ----------       -------------     ---------------      ----
      A                 NONE            NONE              NONE              1.00%/1/         1.00%/1/
      B                 NONE            4.00%             NONE              NONE             NONE
Institutional           NONE            NONE              NONE              1.00%/1/         1.00%/1/


B.    ANNUAL OPERATING EXPENSES FOR EACH CLASS OF EACH FUND




                                                                                TOTAL OPERATING
                                                        OTHER EXPENSES              EXPENSES
                                                            (AFTER                   (AFTER
  FUND              MANAGEMENT FEE      12B-1 FEES     REIMBURSEMENT)/2/        REIMBURSEMENT)/2/
  ----              --------------      ----------     -----------------        -----------------
  CLASS A
  Latin America           1.00%             0.35%              1.15%                    2.50%
  Asia                    1.00%             0.35%              1.15%                    2.50%

  CLASS B
  Latin America           1.00%             1.00%              1.15%                    3.15%
  Asia                    1.00%             1.00%              1.15%                    3.15%

  INSTITUTIONAL CLASS
  Latin America           1.00%              NONE              0.75%                    1.75%
  Asia                    1.00%              NONE              0.75%                    1.75%

The Investment Manager has agreed to reduce its management fees and to pay certain Fund operating expenses through at least December 31, 1998 to the extent necessary to limit total annual Fund Operating Expenses to the percentages listed above under "Total Operating Expenses". Long-term Fund shareholders may pay more than the economic equivalent of the maximum front-end sales charge otherwise permitted by the National Association of Securities Dealers, Inc. ("NASD").

C.  EXAMPLES OF EXPENSES

Assuming the current fee waivers and expense limitations remain in effect, you would pay the following expenses on a $1,000 investment assuming (1) 5% annual return/3/ and (2) redemption at the end of each time period:

 FUND               1 YEAR         3 YEARS   5 YEARS        10 YEARS/4/
 ----               ------         -------   -------        -----------
 CLASS A
 Latin America         $25            $ 78      $133               $284
 Asia                   25              78       133                284

 CLASS B
 Latin America          72             127       185                324
 Asia                   72             127       185                324

 INSTITUTIONAL CLASS
 Latin America          18              55        95                206
 Asia                   18              55        95                206

You would pay the following expenses on the same investment assuming no redemption:

 FUND                    1 YEAR   3 YEARS   5 YEARS    10 YEARS/4/
 ----                    ------   -------   -------    -----------
 CLASS A
 Latin America              $25      $78       $133        $284
 Asia                        25       78        133         284

 CLASS B
 Latin America               32       97        165         324
 Asia                        32       97        165         324

 INSTITUTIONAL CLASS
 Latin America               18       55         95         206
 Asia                        18       55         95         206

The above tables are not intended to reflect precisely the fees and expenses associated with a particular person's investment in the shares of the Funds. THE TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE FUND EXPENSES, AND ACTUAL FUND EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN IN THE TABLES. Rather, the tables have been provided only to assist investors in understanding the various costs and expenses that a shareholder will bear, directly or indirectly, in connection with an investment in the Funds.

____

  1 AS OF SEPTEMBER 1, 1998, CLASS A SHARES AND INSTITUTIONAL CLASS SHARES ARE SUBJECT TO A SHORT-TERM REDEMPTION FEE OF 1% ON SHARES REDEEMED WITHIN SIX MONTHS OF ACQUISITION. AS OF DECEMBER __, 1998, EXCHANGES OF CLASS A SHARES AND INSTITUTIONAL CLASS SHARES ARE ALSO SUBJECT TO A 1% FEE ON SHARES EXCHANGED WITHIN SIX MONTHS OF ACQUISITION. THE FEE IS PAID TO THE FUND AND ITS PURPOSE IS TO DISCOURAGE SHORT-TERM TRADING.

  2 AT PRESENT THESE FUNDS ARE CLOSED TO NEW INVESTMENT, INCLUDING EXCHANGES. The percentages shown in "Other Expenses" and "Total Operating Expenses" are net of reimbursement by the Investment Manager. The percentages in "Other Expenses" for the Class A shares of Asia Fund and Latin America Fund are based on expenses incurred by those Funds during the year ended December 31, 1997 after expense reimbursements. Absent reimbursements, "Other Expenses" as a percentage of net assets for the Class A shares of the Asia Fund and Latin America Fund would have been 9.59% and 3.97%, respectively, for the year ended December 31, 1997. The "Other Expenses" for the year ended December 31, 1997 have been calculated using the 12b-1 fee then in effect of 0.50%. Absent such reimbursements, "Total Operating Expenses" as a percentage of net assets for the Class A shares of the Asia Fund and Latin America Fund would have been 11.09% and 5.47%, respectively, for the year ended December 31, 1997. AT PRESENT, CLASS B SHARES ARE NOT AVAILABLE FOR PURCHASE BY THE GENERAL PUBLIC. The operating expense information for the Class B shares and the Institutional Class shares of each Fund has been estimated based on the operating expense information for that Fund's Class A shares for the year ended December 31, 1997, after estimated expense reimbursements by the Manager and Distributor. Absent such reimbursements, estimated "Other Expenses" as a percentage of net assets for the Class B shares of the Asia Fund and Latin America Fund would have been 9.59% and 3.97%, respectively, and estimated "Total Operating Expenses" as a percentage of net assets for the Class B shares of the Asia and Latin America Funds would have been 11.59% and 5.97%, respectively. Absent such reimbursements, estimated "Other Expenses" as a percentage of net assets for the Institutional Class shares of the Asia Fund and Latin America Fund would have been 9.04% and 3.91% , respectively, and estimated "Total Operating Expenses" as a percentage of net assets for the Institutional shares of the Asia and Latin America Funds would have been 10.04% and 4.91%, respectively.

  3 The 5% annual return assumption in this example is required by SEC regulations applicable to all mutual funds; it does not represent a projection of the Funds' actual performance.

  4 Ten-year figures assume conversion of Class B shares to Class A shares at the beginning of the eighth year following date of purchase.

                             FINANCIAL HIGHLIGHTS

The following tables provide condensed information concerning income and capital changes for one Class A share of Latin America Fund and Asia Fund for the periods shown. This information, other than for the period ended June 30, 1998, has been audited by PricewaterhouseCoopers LLP, the Funds' independent accountant, whose unqualified reports thereon appear in the Annual Reports to Shareholders of such Funds for the periods shown below. The financial statements and related notes contained in such Reports (and no other portion of such Reports) are incorporated by reference into the Statement of Additional Information. This information should be read in conjunction with such statements and notes.

Prior to June 27, 1997, Institutional Class shares had been designated as Class C Shares. As of June 30, 1998, neither Institutional Class nor Class C shares of any Fund had been sold to the public. Accordingly, there are no financial highlights with respect to the Funds for Institutional Class or Class C shares for periods prior to the date of this prospectus.

The financial highlights presented below represent historical information for Class A shares of the Funds. As of December 31, 1997, Class A shares were subject to Distribution (12b-1) Plan fees of 0.50% of average net assets (for Global Income Fund, the fee was 0.35% of average net assets). As of February 1, 1998, the Class A Distribution (12b-1) Plan fees were reduced to 0.35% of average net assets for all Funds. Institutional Class shares, however, were not subject to any Distribution (12b-1) Plan fee.

LATIN AMERICA FUND
------------------

                                                       --------------------------------------------------------------------------
                                                        SIX MONTHS       YEAR            YEAR           YEAR           PERIOD
                                                        ENDED JUNE       ENDED           ENDED          ENDED           ENDED
                                                         30, 1998       DEC. 31,        DEC. 31,       DEC. 31,        DEC. 31,
                                                        (UNAUDITED)       1997            1996           1995          1994 (A)
                                                       ------------   ------------    ------------   ------------    ------------
Net asset value, beginning of period                      $  9.57        $  7.97         $  6.44        $  7.89         $ 10.00
                                                        ---------      ---------       ---------      ---------       ---------
Income from investment operations:
Net investment income (loss)                                 0.08          (0.02)+          0.07+         (0.01)+         (0.09)+
Net realized and unrealized gain (loss) on
  investments                                               (2.30)          1.62            1.52          (1.44)          (1.53)
                                                        ---------      ---------       ---------      ---------       ---------
       Total from investment operations                     (2.22)          1.60            1.59          (1.45)          (1.62)
                                                        ---------      ---------       ---------      ---------       ---------
Less distributions to shareholders:
From net investment income                                    ---            ---           (0.06)           ---             ---
In excess of net investment income                            ---            ---             ---            ---             ---
From net realized gain                                        ---            ---             ---            ---           (0.27)
In excess of net realized capital gain                        ---            ---             ---            ---           (0.22)
                                                        ---------      ---------       ---------      ---------       ---------
       Total distributions                                    ---            ---           (0.06)           ---           (0.49)
                                                        ---------      ---------       ---------      ---------       ---------
Net asset value, end of period                            $  7.35        $  9.57         $  7.97        $  6.44         $  7.89
                                                        =========      =========       =========      =========       =========
Total Return**                                             (23.20)%        20.08 %         24.74 %       (18.38)%        (16.94)%
Ratios/Supplemental Data:
Net assets, end of period (000's)                         $ 2,980        $ 5,138         $ 4,261        $ 4,817         $ 7,096
Net expenses to average daily net assets (Note A)            2.50 %*        2.50 %          2.50 %         2.50 %          2.50 %*
Net investment income(loss) to average daily net
  assets                                                     1.50 %*       (0.25)%          0.54 %         0.00 %         (1.06)%*
Portfolio turnover rate                                        44 %          123 %           150 %          127 %           185 %

Note A: AIB Govett London waived a portion of its management fees and Govett Financial Services Limited, a former distributor of the Funds, reimbursed a portion of the other operating expenses of the Funds for the years ended December 31, 1992, 1993, and 1994. For the years ended December 31, 1995, 1996, and 1997, AIB Govett London (former investment manager, currently Subadviser to all Funds) reimbursed a portion of the operating expenses of the Funds. For the six months ended June 30, 1998, AIB Govett waived a portion of its management fee and reimbursed a portion of other operating expenses of the Funds. Without the reimbursement of expenses, the expense ratios as a percentage of average net assets for the periods indicated would have been:

       Expenses                                              5.71 %*        5.47 %          6.49 %         5.66 %          3.35 %*

(a) Commencement of Operations was March 7, 1994.

(b) As of January 1, 1998, AIB Govett became investment manager to all Funds, and AIB Govett London (former investment manager) became Subadviser to all Funds.
*   Annualized
** Total return calculations exclude front end sales load. Total return would have been lower if the Investment Manager had not voluntarily waived a portion of its management fees and assumed a portion of the Fund's expenses.
+ Per share net investment income (loss) does not reflect the current period's reclassification of permanent differences between book and tax basis net investment income (loss). See Note 1 of the relevant Financial Statements.

ASIA FUND
---------

                                                       --------------------------------------------------------------------------
                                                        SIX MONTHS       YEAR            YEAR           YEAR           PERIOD
                                                        ENDED JUNE       ENDED           ENDED          ENDED           ENDED
                                                         30, 1998       DEC. 31,        DEC. 31,       DEC. 31,        DEC. 31,
                                                        (UNAUDITED)       1997            1996           1995          1994 (C)
                                                       ------------   ------------    ------------   ------------    ------------
Net asset value, beginning of period                      $  5.94        $  9.15         $  8.53        $  8.79         $ 10.00
                                                        ---------      ---------       ---------      ---------       ---------
Income from investment operations:
Net investment income (loss)                                (0.03)         (0.20)+         (0.26)+        (0.05)+         (0.18)+
Net realized and unrealized gain (loss) on
  investments                                               (1.50)         (3.01)           1.05          (0.21)          (1.03)
                                                        ---------      ---------       ---------      ---------       ---------
     Total from investment operations                       (1.53)         (3.21)           0.79          (0.26)          (1.21)
                                                        ---------      ---------       ---------      ---------       ---------
Less distributions to shareholders:
From net investment income                                    ---            ---           (0.12)           ---             ---
In excess of net investment income                            ---            ---           (0.05)           ---             ---
From net realized gain                                        ---            ---             ---            ---             ---
In excess of net realized capital gain                        ---            ---             ---            ---             ---
                                                        ---------      ---------       ---------      ---------       ---------
       Total distributions                                    ---            ---           (0.17)           ---             ---
                                                        ---------      ---------       ---------      ---------       ---------
Net asset value, end of period                            $  4.41        $  5.94         $  9.15        $  8.53         $  8.79
                                                        =========      =========       =========      =========       =========
Total Return**                                             (25.76)%       (35.08)%          9.33 %        (2.96)%        (12.10)%
Ratios/Supplemental Data:
Net assets, end of period (000's)                         $   949        $ 1,472         $ 4,218        $12,491         $13,849
Net expenses to average daily net assets (Note A)            2.50 %*        2.50 %          2.50 %         2.50 %          2.50 %
Net investment income(loss) to average daily net
  assets                                                    (0.76)%*       (1.39)%         (1.51)%        (0.67)%         (1.33)%
Portfolio turnover rate                                       132 %          172 %           170 %          163 %           213 %

Note A: AIB Govett London waived a portion of its management fees and Govett Financial Services Limited, a former distributor of the Funds, reimbursed a portion of the other operating expenses of the Funds for the years ended December 31, 1992, 1993 and 1994. For the years ended December 31, 1995, 1996, and 1997, AIB Govett London (former investment manager, currently Subadviser to all Funds) reimbursed a portion of the operating expenses of the Funds. For the six months ended June 30, 1998, AIB Govett waived a portion of its management fee and reimbursed a portion of other operating expenses of the Funds. Without the reimbursement of expenses, the expense ratios as a percentage of average net assets for the periods indicated would have been:

       Expenses                                             16.40 %        11.09 %          6.66 %         3.62 %          2.66 %

(c) Commencement of Operations was January 1, 1994.

(b) As of January 1, 1998, AIB Govett became investment manager to all Funds, and AIB Govett London (former investment manager) became Subadviser to all Funds.
** Total return calculations exclude front end sales load. Total return would have been lower if the Investment Manager had not voluntarily waived a portion of its management fees and assumed a portion of the Fund's expenses.
+ Per share net investment income (loss) does not reflect the current period's reclassification of permanent differences between book and tax basis net investment income (loss). See Note 1 of the relevant Financial Statements.

                           AN OVERVIEW OF THE FUNDS

The following paragraphs summarize the Funds' objectives and investment policies.

Although no Fund provides a complete or balanced investment program, investors may use each Fund as part of a comprehensive program to meet their longterm needs. Of course, there can be no assurance that any Fund will meet its investment objective. Please refer also to "Investment Techniques and Policies," below, and to the Statement of Additional Information.

The Statement of Additional Information provides the full text of the Funds' investment restrictions and other investment policies. Except for each Funds' investment objective and those investment restrictions designated as "fundamental," which only may be changed with shareholder approval, the investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed at any time by the Company's Board of Directors.













LATIN AMERICA FUND seeks longterm capital appreciation by investing primarily in equity and debt securities of issuers located in Latin America.

Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities (such as, common stocks, preferred stocks, and warrants to acquire such stocks) and debt securities (such as, government or sovereign or corporate bonds, notes, and debentures) of issuers located in any country in Latin America. The Fund must invest (a) in at least three issuers located in different Latin American countries and (b) no more than 40% of its total assets in issuers located in any one country (except Brazil and Mexico, in which the Fund may invest up to 60% of its total assets in either country). The Fund may invest up to 35% of its total assets in any combination of equity and debt securities of issuers located in the U.S. The Fund typically invests in equity securities listed on recognized securities exchanges, but it may hold securities that are listed on other exchanges or that are not listed. Debt securities, at time of purchase, will be rated by Moody's Investors Services, Inc. ("Moody's") at least in the Baa category or by Standard and Poor's Corporation ("Standard & Poor's") at least in the BBB category, or, if unrated, determined to be of comparable quality by the Investment Manager.

The Fund may invest up to 35% of its total assets in other equity securities, in other debt obligations, and in debt securities which are below investment grade at the time of purchase, that is, rated by Moody's in the Ba category or lower, by Standard & Poor's in the BB category or lower, or, if unrated, determined to be of comparable quality by the Investment Manager. Bonds in those categories, commonly are referred to as junk bonds, involve a high degree of risk and are predominantly speculative (see "Principal Risk Factors").

ASIA FUND seeks longterm capital appreciation by investing primarily in equity securities of issuers located in Asia.

Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities -- that is, common stocks, preferred stocks, and warrants to acquire such stocks -- of issuers located in any country in Asia, including Australia, New Zealand, India, and Pakistan; provided that the Fund invests in at least three issuers located in different countries. The Fund typically invests in securities listed on recognized securities exchanges, but it may also hold securities that are listed on other exchanges or that are not listed.

The Fund may invest up to 35% of its total assets in other equity securities, in debt obligations convertible into equity securities, and in nonconvertible debt securities.

                      INVESTMENT TECHNIQUES AND POLICIES

Although no Fund provides a complete or balanced investment program, investors can use each as part of an overall program to meet longterm objectives.
Although each Fund may receive current income from dividends, interest and other sources, income is only an incidental consideration in AIB Govett's selection of a Fund's investments. Of course, there can be no assurance that any Fund will achieve its investment objective. Each Fund's net asset value ("NAV") fluctuates as the value of its portfolio securities fluctuates.

In interpreting each Fund's investment policies and objectives, AIB Govett adheres to the following principles and definitions:

 .    Whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in a security or other asset, or sets forth a policy regarding quality standards, such percentage limitation is determined immediately after and as a result of the Fund's acquisition of that asset. Any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered when determining whether the asset complies with the Fund's investment policies and limitations (but any increase or decrease will be considered when determining whether the asset complies with regulatory limitations that apply to borrowings and illiquid securities).

 .    The term "issuers located in" a particular country or region includes issuers (i) which are organized under the laws of that country or a country in that region and which have their principal office in that country or a country in that region; or (ii) which derive 50% or more of their total revenues from business in that country or a country in that region; or
     (iii) the equity securities of which are principally traded on a stock exchange of that country or a country in that region.

GENERAL LIMITATIONS

Asia Fund is a "diversified company," as that term is defined in the 1940 Act. As a diversified company, this Fund, with respect to 75% of its total assets, may not invest more than 5% of its respective total assets in the securities of any one issuer (excluding the U.S. Government and its agencies) or more than 10% of the outstanding voting securities of any one issuer. Latin America is not a "diversified company".

With respect to all Funds, no Fund may borrow money or mortgage or pledge any of its assets, except that a Fund may borrow from banks, for temporary emergency purposes, up to 331/3 % of its total assets and pledge up to 331/3 % of its total assets in connection with such borrowing. Any borrowings that come to exceed the 331/3 % limitation will be reduced within three days. No Fund may purchase securities when its borrowings exceed 5% of its total assets. No Fund may make loans if, as a result, more than 331/3 % of the Fund's total assets would be lent to other parties, except (i) through the purchase of a portion of a debt issue in accordance with the Fund's investment objectives, policies or limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities. No Fund may invest 25% or more of its total assets in any one industrial classification. These limitations are fundamental and cannot be changed without shareholder approval.

As a non-fundamental policy, no Fund may invest more than 5% of its respective net assets in securities restricted as to resale or in illiquid securities, and no Fund may purchase a security if, as a result, more than 5% of that Fund's net assets would be invested in warrants, or more than 2% of the Fund's net assets would be invested in warrants not listed on the American Stock Exchange or the New York Stock Exchange.

INVESTMENT TECHNIQUES

DEPOSITORY RECEIPTS. The Funds may invest in sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), and similar global instruments to the extent that they may invest in the underlying securities. A U.S. or foreign bank or trust company typically "sponsors" these depository instruments, which evidence ownership of underlying securities issued by a U.S. or foreign corporation. Unsponsored programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, information about the issuer may not be as readily available or as current as for sponsored depository instruments, and prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

INVESTMENT IN DEBT SECURITIES AND COMMERCIAL PAPER. With respect to Asia Fund, at least 75% of the Fund's total assets invested in nonconvertible debt securities other than commercial paper must be rated, at the time of purchase, at least in the A category by Standard & Poor's or Moody's, or if unrated, determined to be of comparable quality by AIB Govett. The Fund's commercial paper investments must, at the time of purchase, be rated at least Prime2 by Moody's or A2 by Standard & Poor's, or if unrated, determined to be of comparable quality by AIB Govett.

With respect to both Funds, the subsequent downgrade of a debt security to a level below the investment grade required for the Fund will not require an immediate sale of the security. However, AIB Govett will consider the circumstances of the downgrade in determining whether to hold that security, including causes of the downgrade, local market conditions, and general economic trends.

TEMPORARY STRATEGIES. To retain flexibility to respond promptly to changes in market and economic conditions, AIB Govett, in its discretion, may use temporary defensive strategies. Under such strategies, a Fund may hold up to 100% of its total assets as cash (either U.S. dollars, foreign currencies or multinational currency units), and/or invest in shortterm, high quality debt securities. For debt obligations other than commercial paper, such instruments must be rated, at the time of purchase, at least in the AAA category by Standard & Poor's or at least in the Aaa category by Moody's, or if unrated, determined to be of comparable quality by AIB Govett. For commercial paper, such investments must be rated, at the time of purchase, at least A2 by Standard & Poor's or Prime2 by Moody's, or if unrated, determined to be of comparable quality by AIB
Govett.

HEDGING STRATEGIES. Each Fund may use certain hedging strategies to attempt to reduce the overall level of investment and currency risk normally associated with its investments, although there can be no assurance that such efforts will succeed. Among the types of transactions which may be used are: forward currency contracts, writing of covered put and call options, purchase of put and call options on currencies and equity and debt securities, stock index futures and options thereon, interest rate or currency futures and options thereon, and securities futures and options thereon. It is currently intended that no Fund will place more than 5% of its net assets at risk in any one of these transactions or securities.

REPURCHASE AGREEMENTS AND OVERNIGHT TIME DEPOSITS. Each Fund may enter into repurchase agreements, in which the Fund acquires a high grade liquid debt security from a U.S. bank, broker-dealer or other financial institution that simultaneously agrees to repurchase the security at a specified time and price. Repurchase agreements are collateralized, in an amount at least equal to the current value of the loaned securities, plus any accrued interest, by cash, letters of credit, U.S. Government securities, or other high grade liquid debt securities at the Fund's custodian (or designated subcustodian), segregated from other Fund assets. In segregating such assets, the Fund's custodian either places them in a segregated account or separately identifies them and makes them unavailable for investment by the Fund. Each Fund may also invest in overnight time deposits placed at competitive interest rates with creditworthy banks, including the Funds' custodian.

INVESTMENT IN OTHER INVESTMENT COMPANIES. Emerging and developing markets countries often limit foreign investments in equity securities of issuers located in such countries. As a result, the Funds may be able to invest in such countries solely or primarily through open- or closed-end investment companies. Each Fund may invest in such companies to the extent permitted under the 1940 Act. The Funds may not invest in any investment companies managed by AIB Govett or any of its affiliates. Investments in investment companies may involve a duplication of certain expenses, such as management and administrative expenses.

RESTRICTED SECURITIES. The Funds may invest in foreign securities that are restricted against transfer within the U.S. or to U.S. persons. Although securities subject to such U.S. transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. Unless these securities are limited as to resale within their principal market, the Funds treat such foreign securities whose principal market is abroad as not being subject to investment limitation on restricted securities.

                               INVESTMENT RISKS

The quality and quantity of historic economic and securities market data are, in many foreign and emerging markets, limited, and many foreign markets are inherently more volatile than the U.S. securities markets. AIB Govett utilizes investment policies which involve the review and analysis of overall market information to determine geographic and sector exposure and the investigation of individual candidate companies within that strategic focus.

MARKET. Equity and bond markets outside the U.S. have significantly outperformed U.S. markets from time to time. Consequently, AIB Govett believes that investments in foreign securities may provide greater longterm investment returns than would be available from investing solely in U.S. securities. Nevertheless, each Fund's portfolio is subject to market risk--the possibility that stock and bond prices will decline over short, or even extended, periods-- to a greater degree than domestic investments, as a result of a variety of factors that can affect stock and bond prices.

For example, there may be less information publicly available about foreign companies, and less government regulation and supervision of foreign stock exchanges, securities dealers and publicly traded companies than is available about comparable U.S. entities. Accounting, auditing and financial reporting standards, practices and requirements are not uniform and may be less rigorous than U.S. standards. Securities of some foreign companies are less liquid, and their prices are more volatile, than securities of comparable U.S. companies. Trading settlement practices in some markets may be slower or less frequent than in the U.S., which could affect liquidity of a Fund's portfolio. Trading practices abroad may offer less protection to investors. In some foreign countries, any or all of expropriation, nationalization, and confiscation are risks to which non-U.S. securities may be subject. A foreign government's limits on the repatriation of distributions and profits and on the removal of securities, property, or other assets from that country may affect a Fund's liquidity and the value of its assets. Political or social instability, including war or other armed conflict, or diplomatic developments also could affect the Funds.

CURRENCY. The Funds, as are most foreign investors, are also exposed to currency risk if the U.S. dollar value of securities denominated in other currencies is adversely affected by exchange rate movements. Currency risk could affect the value of a Fund's investments, the value of dividends and interest earned by a Fund, and the value of gains which may be realized.

FOREIGN TAXATION. Some foreign governments levy brokerage taxes, increasing the cost of securities subject to the tax and reducing any realized gain or increasing any realized loss. Foreign governments also may withhold taxes from dividends, distributions and interest paid. Such taxes may adversely affect a Fund's net asset value.

INVESTING IN EMERGING MARKETS. The risks of investing in foreign securities are intensified if the investments are in emerging or developing markets. In general, these markets may offer special investment opportunities because their securities markets, industries and capital structure are growing rapidly, but investments in these countries involve special risks not present in the U.S. or in mature foreign markets, such as Germany or the United Kingdom. Settlement of securities trades may be subject to extended delays, so that a Fund may not receive securities purchased or the proceeds of sales of securities on a timely basis. Emerging markets generally have smaller, less developed trading markets and exchanges, which may affect liquidity, so that the fund may not be able to dispose of those securities quickly and at a reasonable price. These markets may also experience greater volatility, which can materially affect the value of a Fund's portfolio and, therefore, its net asset value. Emerging market countries may have relatively unstable governments. In such environments the risk of nationalization of businesses or of prohibitions on repatriation of assets is greater than in more stable, developed political and economic circumstances. The economy of a developing market country may be predominantly based on only a few industries, and it may be highly vulnerable to changes in local or global trade conditions. The legal and accounting systems, and mechanisms for protecting property rights, may not be as well developed as those in more mature economies. In addition, some emerging markets countries have general or industry-specific restrictions on foreign ownership that may limit or eliminate the Fund's opportunities to acquire desirable securities.

INVESTING IN SMALLER COMPANIES. The smaller companies in which the Funds invest often have rates of sales, earnings, and share price appreciation that exceed those of larger companies. However, such companies also often have limited product lines, markets or financial resources. Stocks of smaller companies may have limited marketability and typically experience greater price volatility than stocks of larger companies. The Fund's share price may reflect this volatility.

INTEREST RATES AND CREDIT. The value of fixed income-securities held by the Funds generally fluctuates inversely with interest rate movements. Latin America Fund normally invests in a number of issuers; however, the Fund is a "nondiversified" series and may invest more than 5% of its assets in the securities of one issuer. Consequently, the Fund may experience greater interest rate and credit risk with respect to its portfolio than funds with similar objectives which are more broadly diversified.

Securities in the BBB and Baa (Standard & Poor's/Moody's) major rating categories have speculative characteristics and changes in economic conditions and other circumstances are more likely to lead to a weakened capacity to make principal or interest payments than in the case of higher rated bonds.

The Funds may invest in debt securities rated below investment grade. These securities may be the equivalent of high yield, high risk "junk bonds," which generally have a greater potential for default or price change than higher quality securities caused by changes in the issuer's creditworthiness, economic downturns or interest rate increases. The issuers of such debt securities may be unable or unwilling to repay principal on interest when due, and a Fund may incur additional expenses if it is required to seek recovery following a default in the payment of principal or interest on its holdings. In addition, remedies for defaults on debt securities issued by emerging market governments generally must be pursued in the courts of the defaulting government, and legal recourse can therefore be significantly diminished.

Latin America Fund also may invest in debt securities rated below investment grade. These securities may be the equivalent of high yield, high risk "junk bonds," which generally have a greater potential for default or price change than higher quality securities caused by changes in the issuer's creditworthiness, economic downturns or interest rate increases. The issuers of such debt securities may be unable or unwilling to repay principal on interest when due, and a Fund may incur additional expenses if it is required to seek recovery following a default in the payment of principal or interest on its holdings. In addition, remedies for defaults on debt securities issued by emerging market governments generally must be pursued in the courts of the defaulting government, and adequate legal recourse can therefore be significantly diminished.

SOVEREIGN DEBT OBLIGATIONS. Funds which may invest in sovereign debt obligations may have difficulty disposing of and valuing them because there may be a limited trading market for them. If reliable market quotations are not available, AIB Govett values such securities in accordance with procedures established by the Board of Directors. AIB Govett's judgment and credit analysis plays a greater role in valuing sovereign debt obligations compared to securities for which external sources for quotations and last sale information are available. Adverse publicity and changing investor perceptions may affect the value of these securities and the Funds' ability to dispose of them. Because there may be no liquid secondary market for many of these securities, the Funds anticipate that the securities could be sold only to a limited number of dealers or institutional investors. See "How Funds Value Their Shares" in this Prospectus and "Description of Securities, Investment Policies and Risk Factors" in the Statement of Additional Information.

                            MANAGEMENT OF THE FUNDS

Under the Company's Articles of Incorporation and the laws of Maryland, the Board of Directors is responsible for overseeing the conduct of the Company's business and the activities of each Fund. Under the Investment

Management Agreement (the "Investment Management Agreement"), effective on January 1, 1998, between the Company and AIB Govett, and subject to such policies as the Board may establish, AIB Govett provides the Funds with day-to-day management services and makes, or supervises any subadviser who makes, investment decisions on the Company's behalf in accordance with each Fund's investment policies.

ADVISER AND SUBADVISER

AIB Govett, 250 Montgomery Street, Suite 1200, San Francisco, CA 94104, is a Maryland corporation. AIB Govett is a wholly-owned subsidiary of AIB Asset Management Holdings Limited ("AIBAMH"), which is a majority-owned subsidiary of Allied Irish Banks, plc ("AIB"). AIB is the largest bank in the Republic of Ireland, with assets of approximately $62 billion as of December 31, 1997. AIBAMH has approximately $14 billion of assets under management as of December 31, 1997.

AIB GOVETT LONDON is a U.K. company located at Shackleton House, 4 Battle Bridge Lane, London SE1 2HR, England. A money manager since the 1920s, it has developed special expertise in investing in emerging markets and smaller companies worldwide. AIB Govett London had, as of December 31, 1997, approximately $5.6 billion under management, primarily in non-U.S. funds. AIB Govett London serves as investment subadviser to two U.S. mutual fund portfolios in addition to the Funds.

In 1997, AIBAMH made several adjustments to its operating structure in order to more effectively provide investment management services to its clients around the world. A new U.S. company, AIB Govett, was formed to provide these services to North American clients. In addition, AIB Govett London, which had served as investment manager for the Funds, changed its name from John Govett & Co. Limited. AIB Govett London serves as subadviser to all Funds. AIB Govett and AIB Govett London are wholly-owned subsidiaries of AIBAMH.

The reorganization did not result in any change of actual control or management of AIB Govett London or in any change in management of the Funds. In particular, the same individuals who provided services to the Funds prior to the reorganization continue to provide the same services.

John Murray and Eileen Fitzpatrick, Joint Chief Investment Officers and Directors of AIB Govett, are, respectively, Managing Director of Investments of AIB Govett London and Chief Investment Officer of AIB Investment Managers Limited ("AIBIM"), a wholly-owned subsidiary of AIBAMH based in Dublin. Mr. Murray graduated with a BA in finance and business studies from the University of the South Bank. Prior to joining AIB Govett London as a Director in 1994, he was a Director at Henderson Administration from 1990, most recently responsible for managing pension funds in excess of (Pounds)400m. He also served as a fund manager at Crown Financial Management and as Head of Research at Provident Life.

Ms. Fitzpatrick holds a Ph.D. in Science from University College, Dublin. After two years with a Dublin-based fund management organization, she joined AIBIM in 1988, becoming Head of International Equities and Associate Director in 1993. She moved to NCB Stockbrokers and then, in 1995, to Goodbody Stockbrokers (an affiliate of AIB), where she was Head of International Equities Sales Division. In 1996 she rejoined AIBIM as Deputy Investment Director and was appointed Investment Director in January, 1997.

PORTFOLIO MANAGEMENT

AIB Govett and the Subadviser are part of a broad network of offices worldwide, with principal offices located in London, Dublin, San Francisco, and Singapore, which are supported in turn by a global network of investment/research offices in Baltimore, Budapest, Mexico City, Rio de Janeiro, Poznan (Poland), Bangalore, Kuala Lumpur, Seoul, and Taipei. Each Fund is managed by a portfolio management team under the supervision of the Managing Director of Investments of AIB Govett London. Each team's investment process is based on interaction among regional specialist desks. The Global Investment Policy Committee, consisting of the Chief Investment Officers of the principal offices, sets overall investment policies and strategy for the AIB Govett group and coordinates implementation in accordance with each Fund's investment objectives, policies, and regulatory requirements. With this structure, the firm seeks consistent implementation of process and continuity of investment management staff for each Fund.





AIB Govett and the Subadviser permit their investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investment. This policy requires investment and other personnel to conduct their personal investment activities in a manner that is not detrimental to the Funds or to any of the group's other advisory clients. Mr. Patrick Cunneen, a Director of the Company, is a director of AIBAMH.

ADVISORY AND SUBADVISORY AGREEMENTS

The terms of the New Advisory Agreements are substantially similar to the Former Advisory Agreement. The investment management fees paid by the Original Funds are not affected by the change investment advisory responsibility from AIB Govett London to AIB Govett.

The Funds pay AIB Govett a monthly fee based upon the average net assets of the Funds, as determined at the close of each business day during the month, at an annual rate of 1% of the average daily net assets of each for providing investment management and administrative services to the Funds.

Pursuant to its Subadvisory Agreement with AIB Govett London, AIB Govett pays AIB Govett London a fee of 0.45% of average annual net assets for each Fund as compensation for serving as investment subadviser to the Funds. The Funds are not responsible for payment of the subadvisory fee to AIB Govett London.

AIB Govett reimburses certain Fund expenses, including a portion of management fees and service fees. The Funds pay all Fund expenses not waived or reimbursed by AIB Govett or other entities, including but not limited to outside directors' fees, taxes, if any; auditing, legal, custodial, transfer agency and certain investor servicing and shareholder reporting expenses; brokerage and commission expenses, if any; interest charges on any borrowings; costs and expenses of accounting, bookkeeping and recordkeeping; insurance premiums; trade association dues; fees and expenses of complying with federal and state securities laws; costs associated with shareholders' meetings and preparation and distribution of proxy materials; printing and mailing prospectuses and statements of additional information and reports to shareholders. Please see the Financial Highlights section of this Prospectus and the Statement of Additional Information for more information about fees and expenses.

ALLOCATION OF PORTFOLIO TRANSACTIONS

In placing orders for the Funds' portfolio transactions, each of AIB Govett and the Subadviser seeks best execution, analyzing such factors as price, size or order, difficulty of execution and the operational capabilities of the brokerage firm involved. Commissions on trades through foreign securities exchanges or overthecounter markets typically are fixed and higher than those made through U.S. securities exchanges or overthecounter markets.

Consistent with the obligation to obtain best execution, AIB Govett or the Subadviser may consider research and brokerage services provided by that broker. The Funds may pay a broker who provides brokerage and research services to AIB Govett or the Subadviser a higher commission than that charged by other brokers if AIB Govett determines in good faith that the amount of the commission is reasonable in relation to the value of those services, either in terms of the particular transaction or of the overall responsibility of AIB Govett or the Subadviser to the Funds and to any accounts over which AIB Govett or the Subadviser exercises investment discretion.

PORTFOLIO TURNOVER

The frequency of portfolio transactions--the "portfolio turnover rate"-- varies from year to year depending on market conditions. Because a high annual turnover rate (over 100%) increases transaction costs and may lead to capital gains which are subject to federal taxation, AIB Govett or the Subadviser carefully weighs anticipated benefits of a trade against expected transaction costs and tax consequences. Neither AIB Govett nor the Subadviser engages in shortterm trading except when necessary to prudently manage the Funds' portfolios. The portfolio turnover rates for the Funds for the period from January 1, 1997 through December 31, 1997 were: Latin America Fund--123% and Asia Fund--172%. The portfolio turnover rates for the Funds for the period from January 1, 1998 through June 30, 1998 were: Latin America Fund--44% and Asia Fund--132%. Each Fund's portfolio turnover rate reflects market conditions affecting the economies that Fund invests in.

DISTRIBUTION ARRANGEMENTS

FPS Broker Services, Inc. (the "Distributor") is the Funds' distributor and principal underwriter. First Data Investor Services Group, Inc. (formerly FPS Services, Inc.), a former affiliate of the Distributor, serves the Funds as transfer and shareholder services agent (the "Transfer Agent"). Effective January 1, 1998, First Data Distributors, Inc. will acquire FPS Broker Services, Inc.

From time to time programs may be implemented under which a broker, dealer or financial intermediary's sales force may be eligible to win nominal awards for certain sales efforts or under which certain reallowances (not exceeding the total applicable sales charges on the sales generated by the broker, dealer or financial intermediary) may be paid to such entities. Other programs provide, among other things and subject to certain conditions, for certain favorable distribution arrangements for sales of shares of the Funds. The Distributor may, from time to time, pursuant to objective criteria it establishes, pay fees to, and sponsor seminars for, qualifying brokers, dealers, or financial intermediaries for certain services or activities which are primarily intended to result in the sale of Fund shares. Any such programs will not change the price an investor will pay for shares or the amount that a Fund will receive from such a sale. No such programs or additional compensation will be offered by the Distributor to the extent that they are prohibited by the laws of any state or any self-regulatory agency with jurisdiction over the Distributor, such as the National Association of Securities Dealers, Inc. (the "NASD").

DISTRIBUTION PLANS

Rule 12b1 adopted by the SEC under the 1940 Act permits a mutual fund to pay expenses associated with distributing its shares ("distribution expenses") in accordance with a plan adopted by the Company's Board of Directors and approved by its shareholders. Pursuant to Rule 12b1, the Board of Directors and the shareholders of Class A shares of each Fund have adopted a Distribution Plan referred to in this Prospectus as the "Class A Plan". Pursuant to Rule 12b1, the Board of Directors and the shareholders of Class B shares of each Fund have adopted a Distribution Plan referred to in this Prospectus as the "Class B Plan". This distribution plan is intended to comply with the NASD Rules of Fair Practice applicable to mutual fund sales charges. These rules regulate the distribution and service charges that the Funds may impose on a class of shares.

Under the Class A Plan, each Fund pays an ongoing distribution fee to the Distributor at an annual rate of 0.35% of each Fund's aggregate average daily net assets attributable to its Class A shares. There is no service fee paid under the Class A Plan.

Under the Class B Plan each Fund pays the Distributor an ongoing distribution fee of 0.75%, and an ongoing service fee of 0.25%, of the Fund's aggregate average daily net assets attributable to its Class B shares to reimburse the Distributor for service fees it pays to authorized dealers, and for its distribution costs.

The Plan allows the Funds to compensate the Distributor for services provided and expenses incurred in the distribution of Fund shares, including advertising expenses and printing costs (e.g., sales materials used to offer shares to the public). The Distributor may reallow all or a portion of the payments received under the Plan to third parties, including securities dealers, and banks ("Service Organizations"), for rendering shareholder support and administrative services. AIB Govett, pursuant to a Sub-Administration Agreement, provides certain services to the Distributor, including acting as a Service Organization under the Plan.

If the Class A Plan is terminated, the Distributor would not be compensated for costs incurred but not yet recovered. Payments under the Class A Plan of a Fund may not be increased to more than 0.35% of the Fund's average daily net assets attributable to Class A shares without prior approval of the shareholders. If the Class B Plan is terminated, the Distributor would not be compensated for costs incurred but not yet recovered. Payments under the Class B Plan of a Fund may not be increased to more than 1.00% of the Fund's average daily net assets attributable to Class B shares without prior approval of the shareholders. At present, the Board of Directors has approved payments under the Class A Plan and the Class B Plan for the purpose of compensating the distributor for payments of commissions to the Funds' dealers as well as for certain additional expenses related to shareholder services and the distribution of shares of the Class (including payments for travel, telephone, and overhead expenses related to distribution), subject to the overall percentage limitations described above.


The Class B Plan provides that the Distributor may use 0.25% of the net assets of Class B (i) to compensate Service Organizations for providing distribution assistance or services with respect to the Class B shares; (ii) to otherwise promote the sale of Fund shares, including personal services and/or maintenance of shareholder accounts. The Distributor receives additional payments from the Funds at the annual rate equal to 0.75% of the net assets of the Class B shares as compensation for providing distribution services. Expenditures for such services may include payment of (i) Front-end commissions of up to 4% of the purchase price of Class B shares; and (ii) other distribution expenses as described in the Statement of Additional Information.

Payments made to the Distributor under the Distribution Plan may be more or less than the amount it spends for distribution of the shares covered by a Plan, resulting in a profit or loss for the Distributor. The Distributor may use payments made to it by a Fund under a Distribution Plan to defray distribution expenses related to the covered class of shares of one or more of the other Funds. Distribution expenses related to a particular class of shares will be allocated among the Funds based on each Fund's outstanding share in such class.

The Directors determined that there was a reasonable likelihood that the Distribution Plan would benefit the Funds and their shareholders. Information about distribution revenues and expenses is provided to the Directors each year, in connection with their consideration of continuing the Distribution Plan. In this review, the Directors take into account expenses incurred in connection with distributing each class of shares separately. The distribution charge and the sales charge of a particular class will not be used to subsidize the sale of the other classes.

The Class B distribution and service fees are designed to permit an investor to purchase such shares without the assessment of a Front-end sales charge and at the same time to permit the Distributor to compensate any Service Organization as permitted by the Class B Plan. In this regard, the purpose and function of the combined CDSC and distribution and service fee are the same as those of the initial sales charge and distribution fee for the Class A shares, that is provide for financing distribution of fund shares.

CUSTODIAN

The Chase Manhattan Bank (the "Custodian") serves as the Funds' global custodian.

TRANSFER AGENT

First Data Investor Services Group, Inc. (formerly FPS Services, Inc.) (the "Transfer Agent") provides transfer agent, shareholder services agent, and dividend disbursement services to the Funds. The Transfer Agent is a subsidiary of First Data Corporation.

ACCOUNTING AND ADMINISTRATION SERVICES

Chase Global Funds Services Company, an affiliate of the Funds' global custodian, provides the Funds with administration and accounting services.

HOW THE FUNDS VALUE THEIR SHARES

When share price is determined

At the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open, each Fund calculates its net asset value per share (the "NAV") of each class by dividing the total value of the assets (securities plus cash or other assets, including interest and dividends accrued but not yet received), attributable to the class, less total liabilities attributable to the class, by the total number of shares of the class outstanding.

How share price is determined

All securities traded on an exchange are valued at the last sale quotation on the exchange prior to the time of valuation. Securities for which market quotations are readily available are stated at market value. Shortterm investments maturing in 60 days or less are valued using amortized cost, which the Board of Directors has determined approximates market value. Amortized cost valuation means that a debt security with a maturity in excess of 60 days, which currently has a maturity of 60 days or less, is valued at the market or fair value of the security on the 61st day prior to maturity (each as adjusted for amortization of premium or discount) rather than at current market value. All other securities and assets are valued at fair value following procedures approved by the Board of Directors.

Foreign securities may trade on days or at times other than those days and times when the New York Stock Exchange is open. The prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at 1:00p.m. Eastern Time at the exchange rates in effect at that time, or at such other rates as the Investment Manager may determine to be appropriate. As a result, currency fluctuations in relation to the U.S. dollar may affect a Fund's NAV per share even though there has been no change in the market value of portfolio holdings. In addition, because of time zone differences foreign exchanges and markets may close before the New York Stock Exchange closes. However, events affecting market values which may occur between the close of regular trading on a foreign exchange and the close of regular trading on the New York Stock Exchange may not be reflected in that day's computation of a Fund's NAV. If an event materially affecting the value of a portfolio holding occurs during such period and the Investment Manager becomes aware of it or if a holding becomes illiquid pursuant to procedures adopted by the Board of Directors, then the holding will be valued at fair value as determined in good faith, according to procedures adopted by the Board.

                               ABOUT YOUR ACCOUNT

                           MULTIPLE CLASSES OF SHARES

As of January 1, 1995, all of the previously outstanding shares of each Fund were redesignated "Class A" shares without other changes, and Class B and Class C shares were authorized for issuance. With effect from June 27, 1997, Class C shares have been redesignated Institutional Class Shares which are available for purchase only by certain eligible investors. Each class of shares of a Fund represents an interest in the same portfolio of investments, and each class has its own sales charge structure. The following tables compares some important differences. Each class has distinct advantages and disadvantages for investors in different financial circumstances and with different investment goals.

The following table summarizes certain terms of Class A shares:

                                                                     Class A
-------------------------------------------------------------------------------------------------------------------
Sales Charges                  None
-------------------------------------------------------------------------------------------------------------------
12b1 Distribution Fee          0.35% for all Funds
-------------------------------------------------------------------------------------------------------------------
Redemption/Exchange Fee        1% on redemptions and exchanges made within 6 months of share
-------------------------------------------------------------------------------------------------------------------
Service Fee                    None
-------------------------------------------------------------------------------------------------------------------
Minimum Investment             $5,000 initially; $1,000 any subsequent purchases*
-------------------------------------------------------------------------------------------------------------------
Exchangeability                Shares of each Fund may be exchanged for shares of the same class of the other Funds
-------------------------------------------------------------------------------------------------------------------
Convertibility                 Class A shares do not convert to any other Class of shares of the Funds
-------------------------------------------------------------------------------------------------------------------
Dividends                      Calculated in the same manner and at the same time of day for each class
-------------------------------------------------------------------------------------------------------------------

* For existing shareholders of record as of December 31, 1997, the applicable minimums are $500 and $25, respectively, for identically registered accounts.


The following table summarizes certain terms of Class B shares:

                                                                                   Class B 1
-----------------------------------------------------------------------------------------------------------------------------------
Sales Charges                  No initial sales charge. Contingent deferred sales load ("CDSC") of 4% decreasing to 1% applies to shares redeemed within the first 6 years following purchase. Convert to A shares at the beginning of the eighth year after purchase.
------------------------------------------------------------------------------------------------------------------------------------
12b1 Distribution Fee          0.75% for first 7 years for all Funds
------------------------------------------------------------------------------------------------------------------------------------
Redemption Fee                 None
------------------------------------------------------------------------------------------------------------------------------------
Service Fee                    0.25% for first 7 years for all Funds
------------------------------------------------------------------------------------------------------------------------------------
Minimum Investment             $5,000 initially; $1,000 any subsequent purchases*
------------------------------------------------------------------------------------------------------------------------------------
Exchangeability                Shares of each Fund may be exchanged for shares of the same class of the other Funds
------------------------------------------------------------------------------------------------------------------------------------
Convertibility                 Class B shares convert to Class A shares at the beginning of the eighth calendar year
------------------------------------------------------------------------------------------------------------------------------------
Dividends                      Calculated in the same manner and at the same time of day for each class. Due to higher distribution charges and any incremental transfer agency costs relating to the B shares (if any), Class B dividends are expected to be lower than Class A dividends.
------------------------------------------------------------------------------------------------------------------------------------

* For existing shareholders of record as of December 31, 1997, the applicable minimums are $500 and $25, respectively, for identically registered accounts.

/1/ CLASS B SHARES CONVERT TO CLASS A SHARES at the beginning of the eighth calendar year after purchase on the basis of net asset value per share ("NAV") at the time of conversion, without sales loads, fees or other charges upon conversion. Shares purchased through reinvestment of dividends and distributions will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the sub account) convert to Class A shares, an equal pro rata portion of the Class B shares in the sub-account will also convert to Class A shares.

The Class B conversion feature is subject to the continuing availability of an opinion of counsel and private letter ruling from the Internal Revenue Service that (i) assessing higher distribution and transfer agency costs does not result in the Funds' dividends or distributions constituting "preferential dividends" under the Internal Revenue Code of 1986, as amended (the "Code"), and (ii) conversion does not constitute a taxable event under federal income tax law. If such opinion or private letter ruling is no longer available, the Funds may suspend Class B conversions and the higher distribution charges would apply for an indefinite period.

Shares of the Institutional Class are available for purchase only by:

(a) retirement profit-sharing, 401(k) and other tax-exempt employee benefit plans, including rollover individual retirement plans from such plans;

(b) institutional advisory accounts of AIB Govett or its affiliates, as well as subsidiaries and related employee benefit plans and certain rollover individual retirement accounts from institutional advisory accounts;

(c) registered investment advisers and financial institutions, including banks and trust companies (each an "Adviser") investing on behalf of clients that are institutions or high net-worth individuals having at least $250,000 under management by the Adviser; and

(d) the Board of Directors may also authorize purchases of Institutional Class shares of any series of the Funds, with or without minimum investment waived, by shareholders of a mutual fund which was advised by AIB Govett or an affiliate and subsequently merged into a series of the Funds.

The following table summarizes certain terms of Institutional Class shares.

                                                                              Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
Sales Charges                  None
------------------------------------------------------------------------------------------------------------------------------------
12b1 Distribution Fee          None
------------------------------------------------------------------------------------------------------------------------------------
Redemption/Exchange Fee        1% on redemptions and exchanges made within 6 months of share purchase
------------------------------------------------------------------------------------------------------------------------------------
Service Fee                    None
------------------------------------------------------------------------------------------------------------------------------------
Minimum Investment             $25,000 initially; any amount for subsequent purchases
------------------------------------------------------------------------------------------------------------------------------------
Exchangeability                Shares of each Fund may be exchanged for shares of the same class of the other Funds.
------------------------------------------------------------------------------------------------------------------------------------
Convertibility                 Institutional Class shares do not convert to any other Class of shares of the Funds
------------------------------------------------------------------------------------------------------------------------------------
Dividends                      Calculated in the same manner and at the same time of day for each class, except that Institutional
                               Class shares will not incur distribution fees under Rule 12b-1 Plans that apply to the Class A and
                               Class B shares.
------------------------------------------------------------------------------------------------------------------------------------

The Board of Directors has determined that currently no conflict of interest exists between the classes of shares of any fund. In accordance with their fiduciary duties under the 1940 Act and state laws, the Directors will seek on an ongoing basis to ensure that no such conflict arises.

                               HOW TO BUY SHARES

Shares of each of the Funds are offered continuously at the NAV per share determined for each Fund as of the close of the regular trading session of the New York Stock Exchange (currently 4:00 p.m. Eastern Time), following receipt by the Transfer Agent of a purchase order in proper form plus, in the case of the Class A shares of each Fund purchased prior to September 1, 1998, an initial sales charge imposed at the time of purchase, or subject to contingent deferred sales charge upon redemption in the case of Class B shares, or fees on certain redemptions in the case of Class A and Institutional shares. AN UNSPECIFIED PURCHASE ORDER WILL BE CONSIDERED AN ORDER FOR CLASS A SHARES. AT PRESENT, CLASS B SHARES ARE NOT AVAILABLE TO THE GENERAL PUBLIC.

The Latin America Fund and Asia Fund are closed to new investments until further notice. Shareholders who own shares of the Funds may continue to have any dividends paid by the Funds reinvested into the Funds.

Shares may be purchased through brokers, investment advisers and other financial intermediaries ("authorized dealers") which have selling group agreements with the Distributor, or directly through the Transfer Agent. Authorized dealers may charge a fee for effecting transactions. Completed applications should be sent to the Transfer Agent at the address shown in the Services Guide in Appendix A to this Prospectus.

CLASS A AND CLASS B

Effective January 1, 1998, the minimum initial investment for new investors ("Second Stage Shareholders") in any series of the Company is $5,000 and any subsequent investments are to be $1,000 or more. Different minimums apply to investments made according to an Automatic Investment Plan (see below for details). For existing shareholders of record as of the close of business December 31, 1997 ("First Stage Shareholders"), the investment minimums for identically registered accounts remain those in effect when they initially invested in any Fund; specifically, $500 minimum initial investment into another Fund of the Company and subsequent investments of $25 or more.

For an Individual Retirement Account ("IRA"), the minimum initial investment for Second Stage Shareholders in any Fund of the Company will $2,000 and any subsequent investments are to be $1,000 or more. For First Stage Shareholders, the investment minimums for identically registered IRAs remain those in effect when they initially invested in any Fund; specifically, $500 minimum initial investment into another Fund of the Company and subsequent investment of $25 or more. For an IRA application or with any questions about your IRA, please call
(800) 821-0803.

Both minimums may be waived by the Distributor for plans involving periodic investments. The Funds reserve the right to refuse to accept any purchase order, and to suspend the offering of shares for a period of time. Prospective investors and shareholders may call 800-821-0803 for additional information about their accounts or the Funds.

INSTITUTIONAL CLASS

The minimum initial investment is $25,000. The Funds reserve the right to refuse to accept any purchase order, and to suspend the offering of shares for a period of time. Prospective investors and shareholders may call 800-821-0803 for additional information about their accounts or the Funds.

INVESTMENT INSTRUCTIONS GIVEN ON BEHALF OF PARTICIPANTS IN AN EMPLOYER-SPONSORED RETIREMENT PLAN ARE MADE IN ACCORDANCE WITH DIRECTIONS PROVIDED BY THE EMPLOYER. EMPLOYEES CONSIDERING PURCHASING SHARES AS PART OF THEIR RETIREMENT PROGRAM SHOULD CONTACT THEIR EMPLOYER FOR DETAILS.

PURCHASES THROUGH AUTHORIZED DEALERS

Generally, orders received by an authorized dealer before the New York Stock Exchange has closed for a particular day will be executed at the public offering price determined on that day, provided that the authorized dealer transmits the order to the Transfer Agent by 5:00 p.m. Eastern Time on that day. Authorized dealers are responsible for timely transmission of orders to the Transfer Agent. The sales agreements between the Distributor and the authorized dealers provide that all orders are subject to acceptance by the Funds, which retains the right to reject any order. From time to time, on a case-by-case basis, the Transfer Agent may make arrangements for later processing times with authorized dealers, so long as such arrangements comply with applicable law and Fund operating requirements. For wiring instructions, please see "Appendix A".

INITIAL PURCHASES THROUGH TRANSFER AGENT

Investors may open an account directly through the Transfer Agent by sending a completed, signed application and a check in the amount of the purchase price, made out to "Govett Funds", to the address shown in Appendix A. Minimum initial investment is $5,000 or more for Retail shareholders ($500 for First Stage Shareholder) and is $25,000 or more for Institutional shareholders. In such cases, the sales charge is paid to the Distributor. THIRD PARTY CHECKS WILL NOT BE ACCEPTED IN PAYMENT FOR FUND SHARES. Shares may also be purchased through the Transfer Agent by bank wire, provided that within seven (7) days of an initial investment, the Transfer Agent has received an executed account application showing the investor's taxpayer identification number. Bank wire purchases are effected at the next computed public offering price after the wire is received. A wire investment is considered received when the Transfer Agent has been notified that the wire has been credited to a Fund. The investor is responsible for providing prior telephone notice to the Transfer Agent that a wire is being sent. The Transfer Agent will provide an account number which should be referenced on the wire instructions.

SUBSEQUENT INVESTMENTS THROUGH THE TRANSFER AGENT

After an initial investment is made and a shareholder account is established through an authorized dealer, (For Second Stage Shareholders subsequent purchases of the Retail classes of $1,000 or more may be made ($25 or more for First Stage Shareholders)), at the investor's option, directly through the Transfer Agent. Investors should use the investment stub located at the bottom of the Shareholder Statement Form or, if one is not available, a check made payable to the specific Fund should be sent to the Transfer Agent at the address indicated in Appendix A. Any check for additional shares sent directly to the Transfer Agent should reference the account number to which the money should be credited. Investments may also be sent via bank wire. Please see Appendix A for wiring instructions.

CERTIFICATES

In the interest of economy and convenience, the Funds do not issue certificates for Class A shares unless a shareholder or his or her authorized dealer submits a written request to the Transfer Agent. Shareholders of Class A shares who do not receive certificates have the same rights as if certificates had been issued to them. Redemptions by shareholders who hold certificates may take longer than redemptions of noncertificated shares because physical delivery and processing of the certificates is necessary. The Funds and the Distributor recommend that shareholders of Class A shares refrain from requesting certificates.

Certificates are not issued for Class B or Institutional shares. Purchases not involving the issuance of certificates are confirmed to the shareholder and credited to the shareholder's account on the books of the Transfer Agent. The shareholder will have the same rights of ownership as if certificates had been issued.

DIRECTED DIVIDENDS

A shareholder may elect on the Account Application to have his or her dividends from one Fund paid to a third party or invested in shares of the same class of another series of the Funds, provided that an existing account in such other Fund is maintained by the shareholder. Both Fund accounts must be of the same type, either non-retirement or retirement. If the accounts are retirement accounts, they must both be for the same type of retirement plan and for the benefit of the same individual. Distributions are invested into the selected Fund at its NAV as of the payable date of the distribution.

AUTOMATIC INVESTMENT PLAN-RETAIL SHARES ONLY

Second Stage Shareholders may buy shares of a Fund through the Automatic Investment Plan ("AIP") with an initial amount of at least $5,000 and $100 thereafter, per Fund, to be invested on a regular basis. For First Stage Shareholders, the initial amount for an AIP remains at least $100 and $25 thereafter, per Fund, to be invested on a regular basis. The specified amount will be transferred directly from the investor's bank for investment into the designated Fund(s) on the designated investment day. These transfers are processed on the 10th, 15th, and 20th of each month (or on the next business day if the designated day falls on a holiday or a weekend). To participate in the AIP, investors should complete the appropriate portion of the Account Application. An AIP may be terminated by the Transfer Agent or the Funds upon 30 days written notice, or by the participant at any time without penalty upon written notice to the Funds or the Transfer Agent.

SYSTEMATIC WITHDRAWAL PLAN-RETAIL SHARES ONLY

See "How to Redeem Shares," below.

SALES CHARGES-RETAIL SHARES ONLY

CLASS A

Effective September 1, 1998, the sales charge on Class A shares was eliminated.

LETTER OF INTENT ("LOI") AND RIGHT OF ACCUMULATION. Prior to September 1, 1998, investors who agreed to purchase a certain dollar amount of Class A shares or who already had purchased a certain dollar amount of Class A shares, may have qualified for reduced sales charge rates. Purchases of Class A shares made after September 1, 1998 are not subject to a sales charge.

CLASS B

Investments in each Fund are subject to a contingent deferred sales charges ("CDSCs").





CDSCs

Investors may pay a CDSC on redemptions of Class B shares within 6 years of purchase. The CDSC is charged as a percentage of the dollar amount subject to the charge, and is based on an amount equal to the current market value or the cost of the Class B shares being redeemed, whichever is less. Thus, no CDSC is imposed on increases in net asset value above the initial purchase price. No CDSC is charged on shares purchased through reinvestment of dividends or capital gains distributions on Class B shares, or on certain redemptions under a Systematic Withdrawal Plan, as described below. The calculation is determined in the manner that results in the lowest possible rate being charged. For purposes of determining the number of years from the time of any payment for the purchase of the shares, all payments during a month are aggregated and deemed to have been made on the last day of that month.

The schedule of CDSCs for Class B shares is:
--------------------------------------------

                                   CDSC AS A PERCENTAGE OF
                                   -----------------------
YEAR SINCE PURCHASE               DOLLAR AMOUNT SUBJECT TO CHARGE
-------------------               -------------------------------
First.........................                4%
Second........................                4%
Third.........................                3%
Fourth........................                3%
Fifth.........................                2%
Sixth.........................                1%
Seventh and Eighth............                0%

and other Service Organizations at the time of purchase. Additionally, promotional incentives may be offered, in the form of cash or other compensation, to Service Organizations selling Class B shares.

Service Organizations





selling Class B shares

Waiver of CDSCs

CDSCs are waived under the following circumstances. See also the section on "Reinstatement Privilege", below.




       CONDITION FOR WAIVER




 . Death or disability of the shareholder (as defined in Section 72(m)(7) of the Code).

 .    Minimum required distribution from certain IRA or retirement plan distributions.





 .    Pursuant to Reinstatement Privilege, which may be EXERCISED ONLY ONCE for each Fund investment. Class B reinstatement proceeds can only be reinvested in Class A shares.




 .    Redemptions made pursuant to the Funds' systematic withdrawal plan, but limited to 12% of the initial value of the account (annually) for Class
     B.

REINSTATEMENT PRIVILEGE. A Class B shareholder who redeemed Class B shares of a Fund may reinstate any portion or all of the net proceeds of such redemption in CLASS A shares of any other Fund. CLASS B REDEMPTION PROCEEDS CANNOT BE REINSTATED IN CLASS B SHARES.

Any such reinstatements will be made at the NAV per share (without sales charge except as described under "How to Make Exchanges") next determined after the reinstatement request is received, which must be within 120 days after the date of the initial redemption. The redemption is a taxable event, but some or all of the loss on redemption may be disallowed under certain "wash sale" rules for federal income tax purposes. See "Dividends, Distributions and Federal Income Taxation U.S. Federal Taxation of Shareholders," below. It is the investor's responsibility or the responsibility of his broker to notify the Transfer Agent of the investor's intent to exercise the reinstatement privilege. The Funds may modify or terminate the reinstatement privilege at any time upon notice to shareholders.

                             HOW TO MAKE EXCHANGES

Generally, shareholders may exchange shares of one class of any Fund for shares of the same class of any other Fund, based upon their respective NAVs, without imposition of any sales charges provided that the account holder remains the same, subject to any applicable exchange fee. Certain authorized dealers may be charged a fee for handling exchanges. If investors do not surrender all of their shares in an exchange, the remaining balance in the account after the exchange must be at least $500, or the Fund may automatically redeem the account in full as described in "How to Redeem Shares," below. The Funds may suspend, terminate or amend the terms of the exchange privilege upon 60-days' written notice to shareholders. Exchange requests made on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees should therefore contact their employer for details.

EXCHANGE FEE. As of December __, 1998, exchanges made within six months of purchase are subject to a 1% fee on the amount exchanged out of a Fund. All shares purchased prior to the date of this Prospectus are not subject to the 1% Exchange Fee. The shares held the longest would be considered to exchanged first. This fee may not be applied to omnibus accounts.

MONEY MARKET FUND. Shares of the Zurich Kemper Cash Account Trust Money Market Portfolio (the "Money Market Fund") may be exchanged for shares of any Fund subject to any applicable exchange fee. Prior to September 1, 1998, the sales charge was imposed if the shareholder's initial investment in the Govett Funds, Inc. was a purchase of Money Market Fund shares. The Money Market Fund is not a series of the Company, but is available as an exchange vehicle for Fund shareholders. Shares of one Fund class exchanged into the Money Market Fund may not be exchanged upon redemption of shares of the Money Market Fund for shares of another class, and the account registration and type of account must remain the same (that is, retirement or non-retirement account). Thus, Class A shares of a Govett Fund exchanged into the Money Market Fund will be exchanged for Class A shares of the designated Govett Fund registered identically for the same type of account. Checkwriting privileges are not available for Fund investors who hold shares of the Money Market Fund. The exchange privilege pertaining to the Money Market Fund does not constitute an offering or recommendation of the shares of that fund by Govett Funds or AIB Govett. Investors should obtain and read the current prospectus for any fund into which they want to invest and carefully consider that fund's investment objectives.

CLASS B SHARES MAY BE EXCHANGED INTO THE MONEY MARKET FUND. HOWEVER, THESE SHARES DO NOT "AGE" WHILE INVESTED IN THE MONEY MARKET FUND. Investors interested in making an exchange for shares of the Money Market Fund should write or call their authorized dealer or the Distributor to request the current Money Market Fund prospectus.

EXCHANGES BY TELEPHONE. Exchange orders effected by telephone should be communicated to the Transfer Agent at the telephone number shown in Appendix A.

AUTOMATIC EXCHANGE PLAN. Investors may exchange Fund shares through the Automatic Exchange Plan. Both accounts must be of the same type and class. To participate in this plan, investors should complete the appropriate portion of the Account Application, and should contact the Transfer Agent for more information. For Second Stage Shareholders, there is a $5,000 minimum for establishing a new account and $100 minimum for an existing account. For First Stage Shareholders, the minimum remains $100 for a new Fund in an identically registered account and the minimum for an existing Fund remains $25. These transactions are effected on the 25th of each month. If the 25th falls on a weekend or holiday, the transaction will be effected on the next business day. The exchange fee is waived for participants in the Automatic Exchange Plan.

EXCHANGES BY MAIL. Exchange orders effected by mail should be sent to the investor's authorized dealer or the Transfer Agent at the address set forth in Appendix A.

FREQUENT EXCHANGES. As a general principle, purchases, redemptions and exchanges of Fund shares should be made for investment purposes only. A pattern of frequent exchanges, purchases and sales may be deemed abusive by AIB Govett and at its discretion can be limited by a Fund's refusal to accept purchase and/or exchange orders from the investor. Although AIB Govett will consider all factors it deems relevant in determining whether a pattern of frequent purchases, redemptions, and/or exchanges by a particular investor is abusive and not in the best interests of a Fund or its shareholders, as a general policy, a pattern of more than one purchase-sale transaction during any 30day period with respect to any particular Fund may be deemed abusive.

                              HOW TO REDEEM SHARES

GENERAL INFORMATION

You may redeem all or a portion of your shares on any business day. Your shares will be redeemed at the NAV per share next computed after the Transfer Agent receives your redemption request which has been completed in accordance with the account, less any applicable sales charges or redemption fees (after September 1, 1998, redemptions of Class A or Institutional Class shares made within six months of purchase are subject to a 1% redemption fee). Shareholders with accounts at authorized dealers may redeem shares through the dealer or directly through the Transfer Agent. IF THE SHARES ARE HELD IN THE DEALER'S "STREET NAME," THE REDEMPTION MUST BE MADE THROUGH THE DEALER. Please refer also to the "Reinstatement Privilege" section above.

Once your shares are redeemed, the proceeds will normally be sent to you the next business day if all redemption instructions described below are followed and all documentation is received by the Transfer Agent. If making immediate payment could affect a Fund adversely, it may take up to seven (7) days (or such shorter period as may be required by law or regulation) to pay you.

Shareholders requesting redemptions via bank wire should allow two (2) business days from the time the redemption request is accepted by the Transfer Agent for the proceeds to be deposited in the bank, although typically the wire will be completed with one (1) business day. A $9.00 processing fee will be deducted from the proceeds of redemptions from Class A and B wired from the Funds.

The Funds may withhold redeeming a shareholder's account until they are reasonably satisfied that checks used to pay for investments in one or more Funds have been collected (which may take up to 15 days from the date the Transfer Agent received the check). When the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC to merit such action, redemptions may be suspended or payment dates postponed. Under limited circumstances described in the Statement of Additional Information, redemptions may also be paid in securities or other assets of the redeeming Fund.

Each Fund may automatically redeem the shares of any shareholder who does not maintain at least $500 in the account. Automatic redemption will not occur if the account's value falls below $500 due to fluctuations in the value of the Fund's portfolio holding. The proceeds from such a redemption will be mailed to the shareholder's address of record. A shareholder will receive at least 30 days' prior written notice that their account will be closed unless they make an additional investment to bring their account to the minimum. Any applicable CDSC will be deducted from the proceeds of this redemption, but no redemption fees will be deducted.

Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, as described in Appendix A. Supporting documentation may be required from corporations, executors, administrators, trustees, guardians and other fiduciaries. Fiduciaries should contact the Transfer Agent for further information. Redemption requests received after 4:00 p.m. Eastern Time will be honored at the NAV per share (less any applicable CDSC) calculated on the next business day (i.e., the next day the New York Stock Exchange is open for regular trading).

An original SIGNATURE GUARANTEE by a bank or trust company, broker-dealer, credit union, national securities exchange, registered securities association, clearing agency, savings and loan association or federal savings bank is required under the following circumstances:

 .    The shareholder wishes to redeem $50,000 or more by written request.

 .    The proceeds (in any amount) are to be paid to someone other than the registered owner(s) of the account.

 .    The proceeds (in any amount) are to be sent to any address other than the shareholder's address of record, predesignated bank, savings and loan, credit union, or brokerage firm account.

 .    The Transfer Agent believes that a signature guarantee would protect against potential claims based on the transfer instructions, including, for example, when (a) the current address of one or more joint owners of an account cannot be confirmed; (b) multiple owners have a dispute or give conflicting instructions to the Fund; (c) the Fund has been notified of an adverse claim; (d) the instructions received by the Fund are given by an agent, not the registered owner; (e) the Fund determines that joint owners who are married to each other are separated or involved in divorce proceedings, or (f) the authority of a representative of a corporation, partnership, association or other entity has not been established to the Fund's satisfaction.

 .    The proceeds are to be sent to the shareholder's address of record and that address has changed within the preceding 30 days.

Or

 .    The shareholder requests that the proceeds be sent directly to a bank, savings and loan, credit union, or brokerage firm account that has not been predesignated in the "Bank Wiring Information" section of the Account Application.

The Transfer Agent will accept signature guarantees from all eligible firms, as defined by Rule 17Ad15 under the Securities Act of 1934. The Fund reserves the right to waive signature guarantees and to request additional information under certain circumstances.

When shares to be redeemed are represented by a SHARE CERTIFICATE, the certificate must accompany the redemption request, together with a share assignment form signed by the registered shareholders EXACTLY as the account is registered, with signature guarantees as described above. For their own protection, shareholders should send the share certificate and assignment form in separate envelopes.

REDEMPTIONS THROUGH AUTHORIZED DEALERS

Shareholders with accounts at authorized dealers may submit redemption requests to the dealers. Orders received from securities dealers must be at least $500, unless submitted through Fund/SERV. Generally, the Transfer Agent accepts redemption requests by telephone on any business day from 9:00 a.m. to 5:00 p.m. Eastern Time, from dealers which have a dealer agreement with the Distributor or from other qualified brokers, provided that the dealer has received the request prior to 4:00 p.m. Eastern Time. From time to time, on a case-by-case basis, the Transfer Agent may make arrangements for later processing times with authorized dealers, so long as such arrangements comply with applicable law and Fund operational requirements. This is known as a repurchase. However, EVEN AFTER RECEIPT OF A REPURCHASE ORDER FROM A DEALER, THE FUNDS STILL REQUIRE A SIGNED LETTER FROM THE SHAREHOLDER CONTAINING REDEMPTION INSTRUCTIONS AND ALL OTHER DOCUMENTS REQUIRED FOR DIRECT REDEMPTION REQUESTS, AS STATED ABOVE. The shareholder's letter should refer to the Fund involved, the account from which the redemption is to be made, the fact that the repurchase was ordered through a dealer, and the dealer's name. Details of the dealer-ordered trade, such as the trade date, confirmation number, and the amount of shares or dollars, will speed processing. The seven-day period within which the proceeds of the shareholder's redemption will be sent will begin when the Transfer Agent receives all documents required to complete (or "settle") the repurchase in proper form. The redemption proceeds will not earn dividends or interest during the time between receipt of by the Transfer Agent of the dealer's repurchase order and the date the redemption is processed after all necessary documents have been received.
It is therefore in the shareholder's best interest to have all required documentation completed and forwarded to the Transfer Agent as soon as possible. The shareholder's dealer may charge a fee for handling the order. From time to time, on a case-by-case basis, the Transfer Agent may make arrangements for later processing times with authorized dealers, so long as such arrangements comply with applicable law and Fund operating requirements.

SYSTEMATIC WITHDRAWAL PLAN-RETAIL SHARES ONLY

For Second Stage Shareholders, a Systematic Withdrawal Plan is available to shareholders whose accounts total $50,000 or more. Under the Systematic Withdrawal Plan, the Transfer Agent will make specified monthly, quarterly, semiannual or annual payments to a designated party of any amount selected with a minimum of $100. For First Stage Shareholders, a Systematic Withdrawal Plan continues to be available to shareholders whose accounts total $5,000 or more with specific monthly, quarterly, semi-annual-annual or annual payments to a designated party of any amount selected with a minimum is $25. The withdrawal will occur on the 25th of each month, or on the first business day following the 25th if the 25th is not a day the New York Stock Exchange is open for regular trading. Changes concerning the Systematic Withdrawal Plan must be received by the Transfer Agent at least two weeks prior to the next scheduled withdrawal. No CDSC is assessed on withdrawals under this Plan up to an annual total of 10% of the value of the shareholder's account. The Funds reserve the right to change the terms and conditions of the Systematic Withdrawal Plan and the ability to offer it. For further information about the Systematic Withdrawal Plan, its requirements and its tax consequences, call the Transfer Agent at 800-821-0803.


SHORT-TERM REDEMPTION FEE


To discourage short-term trading, effective September 1, 1998, purchases of Class A and Institutional Class shares are be subject to a 1% redemption fee on shares redeemed within six months of the purchase of the shares. The fee is paid to the Fund.


All shares purchased prior to September 1, 1998 are not subject to the six-month redemption fee and would be considered to be redeemed first for a shareholder. The fee is not imposed on shares acquired through the reinvestment of dividends or capital gains distributions. The fee may not be applied to omnibus accounts.



Whether a redemption fee is imposed will depend on the number of months since the investor purchased the shares from which an amount is being redeemed. The oldest shares (from which a redemption or exchange has not already been effected) will be assumed to be redeemed first for purposes of calculating the fee. For example, if a shareholder purchased 500 shares for $10/share 12 months ago and then purchased 600 shares for $12/share 4 months ago, today when he sells 400 shares for $15/share he would pay no fee as those 400 shares would be the from the first purchase and would have been held for more than 6 months. However, if he sold 600 shares at $15/share, a redemption fee of $15 would be owed on the 100 shares that had not been held for 6 months.


WAIVER OF SHORT-TERM REDEMPTION FEE


The redemption fee is waived under the following circumstances:


 . Death or disability of the shareholder (as defined in Section 72(m)(7) of the Internal Revenue Code, as amended (the "Code")).


 . Minimum required distributions from certain IRA or retirement plan distributions.


 . Redemptions made pursuant to the Funds' systematic withdrawal plan for Class A shares, but limited to 10% of the initial value of the account annually for Class A.


CDSCS - RETAIL SHARES ONLY


On purchases of $1 million or more of Class A shares made prior to September 1, 1998 no sales charge was imposed. However, a CDSC of 1% will be imposed on certain redemptions of these Class A shares made within the first 12 months following the investment. Class B shares are subject to the decreasing CDSC described previously. All CDSCs incurred upon redemption of a Fund's shares are paid to the Distributor in reimbursements for distribution-related expenses.


                            TELEPHONE TRANSACTIONS

Unless the Telephone Privilege is waived by the shareholder (by completing the appropriate section of the Account Application), he or she may effect exchange, redemption and certain types of account maintenance transactions by telephone. The Telephone Privilege authorizes the Funds, the Transfer agent and the Distributor to act on instructions by telephone to exchange, redeem and generally to maintain the account for which the Telephone Privilege applies. A shareholder may give exchange instructions to the Transfer Agent by calling 800-821-0803.


The Telephone Privilege shareholders to redeem so long as the proceeds are payable to the shareholder(s) of record and sent to the address of record for the account or wired directly to their predesignated bank account. This privilege is not available if the address of record has been changed within the thirty days prior to a telephone redemption request. Proceeds from redemptions are expected to be wired on the next business day following the date of the redemption. The Funds reserve the right to terminate, limit or otherwise modify the Telephone Privilege at any time without prior notice. Shareholders who have retirement accounts with the Funds or hold certificated shares may not redeem by telephone.

In an effort to confirm that telephone requests are genuine, reasonable procedures are employed, which currently include recording all telephone instructions and mailing a confirming account statement to the record address. If reasonable procedures are followed, neither the Funds, the Distributor, nor the Transfer Agent will be liable for following telephone instructions it reasonably believes to be genuine. Any of the Funds, the Distributor, and the Transfer Agent may be liable for losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed. Exchanges and redemptions will be accepted from authorized dealers on behalf of a shareholder by telephone, provided that the exchange or redemption involves only uncertificated shares on deposit in the shareholder's account or shares for which certificates have previously been deposited.

Investors should be aware that they may have difficulties effecting telephone transactions during unusual market conditions.

                       DIVIDENDS, CAPITAL GAINS AND TAXES

DIVIDENDS AND CAPITAL GAINS


All of the Funds will distribute at least annually substantially all of their net investment income and net realized capital gains. Distributions from net investment income, if any, are expected to be small.

With respect to all Funds, distributions from capital gains are made after applying any available loss carryovers and other adjustments permitted under the Code. Each Fund may make additional dividend or capital gain distributions as required to comply with certain distribution requirements under the Code.

DIVIDENDS AND CAPITAL GAINS PAYMENT OPTIONS

Shareholders may choose one of four options:

 . Reinvest all income dividends and capital gains distributions in additional Fund shares.

 . Receive income dividends in cash and accept capital gains distributions in additional Fund shares

 . Receive capital gains distributions in cash and accept income dividends in additional Fund shares.

 . Receive income dividends and capital gains distributions in cash.

Unless you designate otherwise in your account application, all income dividends and capital gains distributions for which reinvestment has been elected will be reinvested in shares of the Fund that paid the dividend or distribution.

You can change your distribution option by notifying the Transfer Agent in writing prior to the distribution record date. If you do not select an option, all dividends and distributions will be automatically reinvested. Automatic reinvestments in additional shares are made without a sales charge as of the date the dividend is declared using the net asset value determined on the payment date.

UNITED STATES FEDERAL TAXATION OF THE FUNDS

Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code for federal income tax purposes and to meet all other requirements that are necessary for it (but not its shareholders) to be exempt from federal taxes on income and gains paid to shareholders. In order to accomplish this goal, each Fund must, among other things, distribute substantially all of its ordinary income and net capital gains on a current basis and maintain a portfolio of investments which satisfies certain diversification criteria.

UNITED STATES FEDERAL TAXATION OF SHAREHOLDERS

For federal income tax purposes, any income dividends which the shareholder receives from a Fund, as well as any distributions derived from the excess of net shortterm capital gains over net capital losses, are treated as ordinary income whether the shareholder has elected to receive them in cash or in additional shares. Distributions derived from the excess of net capital gains over net shortterm capital losses are treated as capital gains regardless of the length of time the shareholder has owned the shares of a Fund and regardless of whether the shareholder receives such distributions in cash or in additional shares.

Certain distributions which are declared in October, November, or December but which, for operational reasons, may not be paid to the shareholder until the following January, may be treated for federal tax purposes as if received by the shareholder on December 31 of the calendar year in which the distributions are declared.

Redemptions and exchanges of Fund shares are taxable events on which a shareholder may realize a gain or loss. All or a portion of a loss realized upon a redemption of shares will be disallowed to the extent other shares of a Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after such redemption.

In addition, all or a portion of the sales charge incurred in purchasing shares of a Fund will not be included in the federal tax basis of any such shares sold within 90 days of their purchase (for the purpose of determining gain or loss upon the sale of such shares) if the sales proceeds are reinvested in the Fund and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated because the sales proceeds were reinvested in the Fund. The portion of the sales charge so excluded from the tax basis of the shares sold will equal the amount by which the sales charge that would otherwise be applicable upon the reinvestment is reduced. Of course, any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis acquired in the reinvestment.

Each Fund will inform shareholders of the source of dividends and distributions paid by the Fund at the time they are paid, and will promptly after the close of each calendar year advise shareholders of the tax status for federal income tax purposes of such dividends and distributions. Income received by the Funds may give rise to withholding and other taxes imposed by foreign countries. If more than 50% of the value of a Fund's assets at the close of a taxable year consists of securities of foreign corporations, the Fund may make an election that will permit shareholders to take a credit (or, if more advantageous, a deduction) for foreign income taxes paid by the Fund, subject to limitations contained in the Code. Shareholders would then include in gross income dividends paid to them by the Fund as well as the foreign taxes paid by the Fund on their foreign investments. The Funds cannot assure shareholders that they will be eligible for the foreign tax credit. The Funds will advise shareholders annually of their share for any creditable foreign taxes paid by the Funds.

Each Fund will be required to report to the Internal Revenue Service ("IRS") any taxable dividend or other reportable payment (including share redemption proceeds). Each Fund will also be required to withhold 31% of any such payments made to individuals and other nonexempt shareholders who have not provided a correct taxpayer identification number and made certain required certifications that appear in the Account Application provided with this Prospectus. A shareholder may also be subject to backup withholding if the IRS or a securities dealer notifies the Funds that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding for previous underreporting of interest or dividend income.

It is recommended that shareholders consult their own tax advisers with respect to the foregoing and the applicability of state and local income taxes to distributions and redemption proceeds received from a Fund. Shareholders who are not United States persons for purposes of federal income taxation should consult with their financial or tax advisers regarding the applicability of United States withholding taxes to distributions received by them from a Fund. More detailed information regarding taxation of shareholders and taxation of the Funds can be found in the Statement of Additional Information.

The foregoing discussion has been prepared by the management of the Company and does not purport to be a complete description of all tax implications of an investment in the Funds. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Funds.

                               OTHER INFORMATION

CONFIRMATIONS AND REPORTS TO SHAREHOLDERS

Currently, each time a transaction is made that affects a shareholder's account- -such as an additional investment, redemption, exchange or payment of a dividend or distribution--the Transfer Agent will send a confirmation reflecting the transaction. Quarterly account statements will be sent for all Funds. In addition, monthly statements will be provided for Global Income Fund.

After the end of the Funds' fiscal year on December 31 and half-year on June 30, shareholders will receive an annual and semi-annual report, respectively. These reports list securities held by each Fund and include financial statements for each Fund.

The federal income tax status of Fund distributions to shareholders is reported to each shareholder shortly after the end of each calendar on Form 1099-DIV.


YEAR 2000


AIB Govett and its affiliates and the Funds' service providers have assembled teams of information technology professionals to address Year 2000 issues. The key phases of their preparation plans include: an inventory of all internal systems, vendor products and services, and data providers; an assessment of all systems for date reliance and the impact of the century rollover on each; and the renovation and testing of affected systems. The Funds will not bear the cost of these efforts. In addition, the portfolio management teams inquire about the Year 2000 preparations of current and prospective Fund investments, but there is no certainty that the information provided in response is complete or accurate or that a company's Year 2000 problems will affect hurt a Fund's performance.


Inadequate preparation for Year 2000 by the Funds' service providers and others with whom they interact could adversely affect the Funds' operations, including pricing, securities trading and settlement, and the provision of shareholder services. However, as a result of the service providers' efforts, the Funds do not anticipate a material adverse impact on their business, operations or financial condition relating to Year 2000 issues. Nevertheless, there can be no assurance that the steps being taken will be sufficient and timely or that interaction with other computer systems which are not prepared will not have a material adverse effect on the Funds' business, operations or financial condition.


THE EURO


On January 1, 1999, the European Monetary Union ("EMU") plans to introduce a new single currency, the euro, which will replace the national currencies of the participating member nations. Until 2002, the national currencies will continue to exist, but exchange rates will be pegged to the euro. As of the date of this Prospectus, the eleven member nations are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, Netherlands, Portugal, and Spain. Therefore, the Funds most likely to be affected by this change are International Equity Fund, International Smaller Companies Fund, Smaller Companies Fund, and Global Income Fund.


The introduction of the euro is likely to affect all stages of the investment process, including trading, foreign exchange, custody, and accounting. Because this change to a single currency is new, the introduction of the euro may result in market volatility and may affect the business or financial condition of European issuers or of a Fund. In addition, while the conversion will eliminate currency risk among the participating nations, currency risk between the euro and the U.S. dollar remains a factor.


While there can be no assurances that the conversion will not adversely affect the Funds, the Investment Adviser, Subadviser, and the Funds' service providers are taking steps which they believe appropriately and reasonably address the issues involved in the introduction of the euro.

ORGANIZATION


The Govett Funds, Inc. is a Maryland corporation formed in 1990. It is registered with the SEC as an openend management company. Each Fund corresponds to a distinct investment portfolio and a distinct series of shares. From time to time the Board of Directors may, in its discretion, establish additional funds and issue additional classes of shares. Asia Fund is a diversified series of the Company. Latin America Fund is not diversified. Shares of the Funds are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable subject to applicable federal and state securities laws. Shareholders have no preemptive or conversion rights.


Each Fund has designated two retail classes of shares, Class A and Class B shares, AND AN INSTITUTIONAL CLASS. AS OF THE DATE OF THIS PROSPECTUS, ASIA AND LATIN AMERICA FUNDS ARE CLOSED TO NEW INVESTMENT. Each class represents interest in the assets of each Fund and has identical voting, dividend, liquidation and other rights on the same terms and conditions, except that expenses related to distributing each class are borne solely by that class, and each class has exclusive voting rights regarding provisions of distribution plan which pertains to that class.

The Company normally will not hold meetings of shareholders except as required under the 1940 Act and Maryland law. On any matter submitted to a vote of shareholders, shares are voted by a Fund when the matter affects the specific interest of that Fund only, such as approval of a Fund's investment management arrangements. On other matters, the shares of all of the Funds will be voted in the aggregate on other matters, such as election of the Board of Directors or ratification of the Board's selection of independent auditors.

A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the outstanding shares may call a shareholder meeting. The Bylaws require that the Company assist shareholders in calling such a meeting.

Pursuant to the Company's Articles of Incorporation, each Fund may issue up to 250 million shares. Each share represents an interest in that Fund only, has a par value of one-thousandth of one cent per share, represents an equal proportionate interest in the Funds with other shares of that Fund, and is entitled to such dividends and distributions out of the income earned and gains realized on that Fund's assets as may be declared by the Board of Directors.

PERFORMANCE INFORMATION

Each Fund may from time to time include information on its investment results and/or comparisons of its investment results to various managed or unmanaged indices or averages or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.


In such materials, a Fund may quote its average annual total return ("Standardized Return"). Standardized Return represents the percentage rate reflecting the average annual change in the value of an assumed investment in the Fund at the end of a one-year period and at the end of five and ten-year periods, reduced by the maximum applicable front-end sales charge imposed on sales of Fund shares. Performance information with respect to a Fund will also reflect that any applicable CDSC has been paid. If a one, five, and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. The Standardized Return computation assumes the reinvestment of all dividends and capital gain distributions at net asset value.

In addition, a Fund may also include in advertisements, sales literature and shareholder reports other than total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects the percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation) and will assume reinvestment of all dividends and capital gain distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted. It may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. It may or may not take sales charges into account. A Fund's performance calculated without taking the effect of sales charges into account will be better than such performance including the effect of such charges.


Yield and total return are calculated separately for Class A, Class B, and Institutional Class shares of each Fund. Because of the differences in sales charges and distribution charges, the total returns for each of the classes of the same Fund will differ.

Each Fund's performance data reflects past performance and is not necessarily indicative of future results. A Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other mutual funds, other investment vehicles and unmanaged indices. A Fund's results also should be considered relative to the risks associated with its investment objectives and policies. See "Performance" in the Statement of Additional Information.


The Company's most recent Annual Report and SemiAnnual Report contain additional performance information on the Asia Fund and Latin America Fund. These Reports are available without charge upon request by calling the Transfer Agent. See Appendix A.

EFFECT OF BANKING LAWS

The Glass-Steagall Act and other banking laws and regulations (the "Banking Laws") presently prohibit member banks of the Federal Reserve System or their non-bank affiliates (the "Member Banks") from sponsoring, organizing, controlling or distributing shares of registered openend investment companies, such as the Funds. Under the Banking Laws, however, a Member Bank may act as an investment adviser, transfer agent, administrator or custodian to a registered openend investment company, and it also may act as agent in connection with the purchase of shares of such an investment company upon certain customer orders. Each of AIB Govett and the Subadviser is an affiliate of First National Bank of Maryland, whose parent company, First Maryland Bancorp, is a wholly-owned subsidiary of AIB, and, thus, is subject to compliance with the Banking Laws.

Changes to the Banking Laws or future judicial or administrative decisions could result in any of AIB Govett and the Subadviser being prevented from continuing to perform services required under its investment advisory agreement with the Company, subadvisory agreement with AIB Govett, or the Sub-Administration Agreement with the Distributor, as the case may be. If any of AIB Govett and the Subadviser were prevented from continuing to provide services called for under any of those agreements, it is expected that the Board of Directors would identify, and ask the Funds' shareholders to approve, a new investment adviser or subadviser. If this was to occur, the Board of Directors would seek to take action so that no shareholder of any Fund would suffer any adverse consequences.

                                  APPENDIX A

               ADVISER AND SHAREHOLDER SERVICES REFERENCE GUIDE

Shareholders are encouraged to place purchase, exchange and redemption orders through their securities dealers. Shareholders may place orders directly through the Funds' Transfer Agent. Mail transactions sent by overnight private mail service should always be sent to the address shown in "Transactions by Mail." Failure to follow this instruction is likely to result in a delay in effecting your transaction.

ADVISER SERVICES. Financial advisers may call 800-634-6838 to reach the Adviser Service Desk.

TRANSACTIONS BY MAIL. For NEW ACCOUNTS, send the completed Account Application with a check to:


      Via U.S. Postal Service                    via overnight delivery service
          GOVETT FUNDS                                    GOVETT FUNDS
         P.O. BOX 61503                                3200 HORIZON DRIVE
  KING OF PRUSSIA, PA 19406-0903                 KING OF PRUSSIA, PA 19406-0903


For SUBSEQUENT INVESTMENTS, send a letter stating the Fund's name, the name(s) of the shareholder(s) in whose name(s) the account is registered, and the account number, together with a check for each subsequent investment, to:


      Via U.S. Postal Service                    via overnight delivery service
          GOVETT FUNDS                                    GOVETT FUNDS
         P.O. BOX 412797                               3200 HORIZON DRIVE
   KANSAS CITY, MO 64141-2797                    KING OF PRUSSIA, PA 19406-0903


INVESTMENTS BY BANK WIRE. An investor opening a new account should call 800-821-0803. Within seven days of purchase, the investor must send a completed Account Application containing the investor's taxpayer identification number to the Funds at the address stated under "Investments by Mail." Wire instructions must state the Fund's name, the name(s) of the shareholder(s) in whose name(s) the account is registered, and the account number. Bank wires should be sent through the Federal Reserve Wire System to:


United Missouri Bank KC, N.A.
ABA #10-10-00695
For First Data Investor Services Group
Bank Account #9870370719
FBO Govett _________ Fund
Shareholder Name and Account Number

EXCHANGES BY MAIL. Send complete instructions, including the name of the Funds which shares are to be exchanged in and out of, the amount of the exchange, the name(s) of the shareholder(s) in whose name(s) the account is registered, and the account number, to:


    Via U.S. Postal Service                     via overnight delivery service
        GOVETT FUNDS                                      GOVETT FUNDS

       P.O. BOX 61503                                 3200 HORIZON DRIVE
KING OF PRUSSIA, PA 19406-0903                  KING OF PRUSSIA, PA 19406-0903


TELEPHONE TRANSACTIONS. If you have not waived the Telephone Privilege on the Account Application, you may call the Funds at 800-821-0803 to effect exchanges and redemptions.

                                 GOVETT FUNDS
                           Govett Latin America Fund
                               GOVETT ASIA FUND


TRANSFER AGENT                            CUSTODIAN
First Data Investor Services Group, Inc.  The Chase Manhattan Bank
3200 Horizon Drive                        4 MetroTech Center
P.O. Box 61503                            Brooklyn, NY 11245
King of Prussia, PA 19406-0903
800-821-0803


DISTRIBUTOR                               ACCOUNTING AND ADMINISTRATION SERVICES
FPS Broker Services, Inc.                 Chase Global Funds Services Company
3200 Horizon Drive                        73 Tremont Street,
P.O. Box 61503                            11th Floor
King of Prussia, PA 19406-0903            Boston, MA 02108
800-634-6838


GOVETT FUNDS                               DIRECTORS
250 Montgomery Street, Suite 1200          Patrick K. Cunneen, Chairman
San Francisco, CA 94104                    Elliot L. Atamian
800-731-1755                               Sir Victor Garland
415-263-1865                               James M. Oates
                                           Frank R. Terzolo

INVESTMENT MANAGER
AIB Govett, Inc.
250 Montgomery Street, Suite 1200
San Francisco, CA 94104
800-731-1755
415-263-1865

                                 GOVETT FUNDS
                             Class B Retail Shares
                           Prospectus dated ________, 1998

This Prospectus describes five funds (the "Funds") offered to investors by The Govett Funds, Inc. (the "Govett Funds" or the "Company"). Each of the Funds is managed by AIB Govett, Inc. ("AIB Govett" or the "Investment Manager"). AIB Govett Asset Management Limited ("AIB Govett London" or the "Subadviser") serves as subadviser to each Fund.

  . GOVETT INTERNATIONAL EQUITY FUND seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world.

  . GOVETT EMERGING MARKETS EQUITY FUND seeks long-term capital appreciation by investing primarily in equity securities of issuers located in emerging markets.

  . GOVETT INTERNATIONAL SMALLER COMPANIES FUND seeks long-term capital appreciation by investing primarily in equity SECURITIES OF SMALLER COMPANIES LOCATED OUTSIDE THE U.S.

  . GOVETT SMALLER COMPANIES FUND seeks long-term capital appreciation by investing primarily in equity securities of smaller companies.

  . GOVETT GLOBAL INCOME FUND seeks primarily a high level of current income, consistent with preservation of capital, by investing primarily in foreign debt securities. Its secondary objective is capital appreciation.

Investing in emerging and developing markets involves a higher degree of risk and expense than investing in domestic or developed markets. Investments in the Funds should be considered long-term, and there can be no assurance that any Fund will achieve its investment objective.

Each Fund offers multiple classes of shares. This Prospectus relates only to Class B Retail shares.

Investors may buy shares of the Funds through brokerage and securities firms nationwide, or directly, by calling the Funds at 800-821-0803. Please read this Prospectus carefully before investing, and retain it for future reference. It provides concise information to help an investor decide if a Fund's goal matches his or her own. A Statement of Additional Information about the Funds, dated _________, 1998, as amended from time to time, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. For a free copy, call 800-634-6838, or write to the Funds' Distributor at the address shown on the back cover.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    CONTENTS

ABOUT THE FUNDS

SUMMARY OF INVESTOR COSTS...................................

FINANCIAL HIGHLIGHTS........................................

AN OVERVIEW OF THE FUNDS....................................

INVESTMENT TECHNIQUES AND POLICIES..........................

INVESTMENT RISKS............................................

MANAGEMENT OF THE FUNDS.....................................

ABOUT YOUR ACCOUNT

MULTIPLE CLASSES OF SHARES..................................

HOW TO BUY SHARES...........................................

HOW TO MAKE EXCHANGES.......................................

HOW TO REDEEM SHARES........................................

TELEPHONE TRANSACTIONS......................................

DIVIDENDS, CAPITAL GAINS AND TAXES..........................

OTHER INFORMATION...........................................

APPENDIX A: QUICK REFERENCE GUIDE...........................

APPLICATION FORM


Each Fund also offers an Institutional Class, which is available for purchase only by certain investors, and a second retail class, Class A. A prospectus for either of these classes may be obtained by writing to the Distributor at the address shown on the back cover, or by calling 800-634-6838. CLASS B SHARES ARE NOT AVAILABLE FOR PURCHASE BY THE GENERAL PUBLIC AT PRESENT.

                           SUMMARY OF INVESTOR COSTS

The operating expenses and maximum transaction expenses expected to be associated with an investment in the Funds are reflected in the following tables:

A.  SHAREHOLDER TRANSACTION EXPENSES FOR CLASS B OF EACH FUND

  MAXIMUM SALES                MAXIMUM             MAXIMUM SALES LOAD
 LOAD IMPOSED ON            DEFERRED SALES        IMPOSED ON DIVIDEND
    PURCHASES                   LOAD                  REINVESTMENTS              REDEMPTION FEES            EXCHANGE FEES
-----------------           --------------        -------------------           ---------------            -------------
     NONE                       4.00%                    NONE                       NONE                        NONE


B.  ANNUAL OPERATING EXPENSES FOR CLASS B OF EACH FUND

                                                                                                             TOTAL OPERATING
                                                            12B-1 AND             Other Expenses                 EXPENSES
FUND                                  MANAGEMENT FEE      SERVICE FEES        (AFTER REIMBURSEMENT)/1/     (AFTER REIMBURSEMENT)/1/
----                                  --------------      ------------        ----------------------         -----------------------
International Equity                      1.00%              1.00%                     1.15%                         3.15%
Emerging Markets Equity                   1.00%              1.00%                     1.15%                         3.15%
International Smaller Companies           1.00%              1.00%                     1.15%                         3.15%
Smaller Companies                         1.00%              1.00%                     0.60%                         2.60%
Global Income                             0.75%              1.00%                     0.65%                         2.40%

The Investment Manager has agreed to reduce its management fees and to pay certain Fund operating expenses, through at least December 31, 1998 to the extent necessary to limit total annual Fund Operating Expenses to the percentages listed above under "Total Operating Expenses". Long-term Fund shareholders may pay more than the economic equivalent of the maximum front-end sales charge otherwise permitted by the National Association of Securities Dealers, Inc. ("NASD").

C.  EXAMPLES OF EXPENSES

Assuming the current fee waivers and expense limitations remain in effect, you would pay the following expenses on a $1,000 investment assuming (1) 5% annual return/2/ and (2) redemption at the end of each time period:

FUND                                        1 YEAR                   3 YEARS                  5 YEARS                 10 YEARS/3/
-------------------------------      -------------------      -------------------      -------------------      -------------------
International Equity                                 $72                     $127                     $185                     $324
Emerging Markets Equity                               72                      127                      185                      324
International Smaller

Companies                                             72                      127                       --                       --
Smaller Companies                                     66                      111                      158                      270
Global Income                                         64                      105                      148                      250

You would pay the following expenses on the same investment assuming no redemption:

FUND                                        1 YEAR                   3 YEARS                  5 YEARS                 10 YEARS/3/
-------------------------------      -------------------      -------------------      -------------------      -------------------
International Equity                                 $32                      $97                     $165                     $324
Emerging Markets Equity                               32                       97                      165                      324
International Smaller Companies                       32                       97                       --                       --
Smaller Companies                                     26                       81                      138                      270
Global Income                                         24                       75                      128                      250


The above tables are not intended to reflect precisely the fees and expenses associated with a particular person's investment in Class B Retail shares of the Funds. THE TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE FUND EXPENSES, AND ACTUAL FUND EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN IN THE TABLES. Rather, the tables have been provided only to assist investors in understanding the various costs and expenses that a shareholder will bear, directly or indirectly, in connection with an investment in the Funds.

____

  1 AT PRESENT, CLASS B RETAIL SHARES ARE NOT AVAILABLE FOR PURCHASE BY THE GENERAL PUBLIC. The percentages shown in "Other Expenses" and "Total Operating Expenses" are net of reimbursement by the Investment Manager. The operating expense information for the Class B Retail shares of each Fund has been estimated based on the operating expense information for that Fund's Class A Retail shares for the year ended December 31, 1997, after estimated expense reimbursements by the Manager and Distributor. Absent such reimbursements, estimated "Other Expenses" as a percentage of net assets for the Class B Retail shares of the International Equity Fund, Emerging Markets Equity Fund, Smaller Companies Fund, and Global Income Fund would have been 1.62%, 1.41%, 1.09%, and 1.72%, respectively, and estimated "Total Operating Expenses" as a percentage of net assets for the Class B Retail shares of the International Equity, Emerging Markets Equity, Smaller Companies, and Global Income Funds would have been 3.62%, 3.41%, 3.09%, and 3.47% , respectively. The percentages shown for the shares of the International Smaller Companies Fund are estimated and based on the operating expense information for the International Equity Fund, one of the series of the Company currently offered to the public.

  2 The 5% annual return assumption in this example is required by SEC regulations applicable to all mutual funds; it does not represent a projection of the Funds' actual performance.

  3 Ten-year figures assume conversion of Class B Retail shares to Class A Retail shares at the beginning of the eighth year following date of purchase.

                             FINANCIAL HIGHLIGHTS

The following tables provide condensed information concerning income and capital changes for one Class A share of International Equity Fund, Emerging Markets Equity Fund, Smaller Companies Fund, and Global Income Fund for the periods shown. This information, other than for the six months ended June 30, 1998, has been audited by PricewaterhouseCoopers LLP, the Funds' independent accountant, whose unqualified reports thereon appear in the Annual Reports to Shareholders of such Funds for the periods shown below. The financial statements and related notes contained in such Reports (and no other portion of such Reports) are incorporated by reference into the Statement of Additional Information. This information should be read in conjunction with such statements and notes. CLASS B RETAIL SHARES OF THE FUNDS HAD NOT BEEN OFFERED AS OF JUNE 30, 1998, AND, ACCORDINGLY, NO FINANCIAL DATA IS PRESENTED FOR THE CLASS B RETAIL SHARES AT THIS TIME.

The financial highlights presented below represent historical information for Class A Retail shares of the Funds. As of December 31, 1997, Class A Retail shares were subject to Distribution (12b-1) plan fees of 0.50% of average net assets (for Global Income Fund, the fee is 0.35% of average net assets). As of February 1, 1998, the Class A Distribution (12b-1) Plan fees were reduced to 0.35% of average net assets for all Funds. Class B Retail shares, however, are subject to a Distribution (12b-1) plan fee of 1.00%.

INTERNATIONAL EQUITY FUND
-------------------------



                                            ---------------------------------------------------------------------------
                                            SIX MONTHS
                                            ENDED JUNE          YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED
                                             30, 1998           DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,
                                            (UNAUDITED)           1997           1996           1995           1994
                                           -------------      -----------    -----------    -----------    -----------
Net asset value, beginning of period             $ 10.90          $ 11.19        $ 11.27        $ 10.16        $ 13.23
                                            -------------      -----------    -----------    -----------    -----------
Income from investment operations:
Net investment income (loss)                       (0.03)           (0.24)+        (0.11)+        (0.08)+        (0.12)+
Net realized and unrealized gain (loss) on
   investments                                      1.83             0.18           1.45           1.20          (0.94)
            Total from investment operations        1.80            (0.06)          1.34           1.12          (1.06)
                                            --------------      -----------    -----------    -----------    -----------
Less distributions to shareholders:
From net investment income                          ---              ---           (0.11)           ---            ---
In excess of net investment income                  ---              ---           (0.09)           ---            ---
From net realized gain                             (0.30)           (0.23)         (1.22)         (0.01)         (2.01)
In excess of net realized capital gain              ---              ---            ---            ---            ---

             Total distributions                   (0.30)           (0.23)         (1.42)         (0.01)         (2.01)
Net asset value, end of period                   $ 12.40          $ 10.90        $ 11.19        $ 11.27        $ 10.16
                                            =============      ===========    ===========    ===========    ===========

Total Return**                                     16.47 %          (0.71)%        12.13 %         11.01 %        (8.44)%
Ratios/Supplemental Data:
Net assets, end of period (000's)                $13,375          $13,952        $25,822         $28,546        $32,296
Net expenses to average daily net assets
   (Note A)                                         2.50 %*          2.50 %         2.39 %          2.50 %         2.50 %
Net investment income(loss) to average daily
   net assets                                      (0.38)%*         (1.01)%        (1.06)%         (0.64)%        (0.98)%
Portfolio turnover rate                               36 %             51 %           84 %           101 %          155 %

                                                               ------------------------
                                                                                 PERIOD
                                                                YEAR ENDED        ENDED
                                                                 DEC. 31,        DEC. 31,
                                                                   1993          1992 (A)
                                                                -----------    -----------
Net asset value, beginning of period                              $  9.31         $10.00
                                                                -----------    -----------
Income from investment operations:
Net investment income (loss)                                        (0.03)         (0.01)
Net realized and unrealized gain (loss) on
   investments                                                       5.01          (0.52)
            Total from investment operations                         4.98          (0.53)
                                                                -----------    -----------
Less distributions to shareholders:
From net investment income                                            ---          (0.04)
In excess of net investment income                                    ---            ---
From net realized gain                                              (1.06)         (0.12)
In excess of net realized capital gain                                ---            ---

             Total distributions                                    (1.06)         (0.16)
Net asset value, end of period                                    $ 13.23         $ 9.31
                                                                ===========    ===========

Total Return**                                                      54.50 %        (5.32)%
Ratios/Supplemental Data:
Net assets, end of period (000's)                                 $44,610         $1,328
Net expenses to average daily net assets
   (Note A)                                                          2.50 %         2.50 %*
Net investment income(loss) to average daily
   net assets                                                       (0.79)%        (0.10)%*
Portfolio turnover rate                                               151 %          140 %


Note A: AIB Govett London waived a portion of its management fees and Govett Financial Services Limited, a former distributor of the Funds, reimbursed a portion of the other operating expenses of the Funds for the years ended December 31, 1992, 1993 and 1994. For the years ended December 31, 1995, 1996, and 1997, AIB Govett London (former investment manager, currently Subadviser to all Funds) reimbursed a portion of the operating expenses of the Funds. For the six months ended June 30, 1998, AIB Govett waived a portion of its management fee and reimbursed a portion of other operating expenses of the Funds. Without the reimbursement of expenses, the expense ratios as a percentage of average net assets for the periods indicated would have been:


     Expenses   3.18%*  3.12%  3.09%   2.75%   2.74%    2.65%    13.85%*

(a) Commencement of Operations was January 7, 1992.

(b) As of January 1, 1998, AIB Govett became investment manager to all Funds, and AIB Govett London (former investment manager) became Subadviser to all Funds.
*   Annualized

** Total return calculations exclude front end sales load. Total return would have been lower if the Investment Manager had not voluntarily waived a portion of its management fees and assumed a portion of the Fund's expenses.

+ Per share net investment income (loss) does not reflect the current period's reclassification of permanent differences between book and tax basis net investment income (loss). See Note 1 of the relevant Financial Statements.

EMERGING MARKETS EQUITY FUND
-----------------------------

                                               -------------------------------------------------------------------------------------
                                                SIX MONTHS                                                                  PERIOD
                                                ENDED JUNE   YEAR ENDED   YEAR ENDED   YEAR ENDED  YEAR ENDED  YEAR ENDED   ENDED
                                                 30, 1998     DEC. 31,      DEC. 31,     DEC. 31,    DEC. 31,   DEC. 31,   DEC. 31,
                                                (UNAUDITED)    1997          1996         1995        1994        1993      1992 (A)

                                               ------------  -----------  ----------   ----------  ----------  ----------  ---------

Net asset value, beginning of period             $ 12.24     $ 13.66       $ 12.24     $ 13.29     $ 17.70     $ 10.72     $10.00
                                                --------     -------      --------     -------     -------     -------     -------

Income from investment operations:
Net investment income (loss)                        0.03       (0.11)+       (0.13)+     (0.06)+     (0.11)+     (0.05)     (0.03)
Net realized and unrealized gain (loss) on
   investments                                     (2.36)      (1.31)         1.61       (0.98)      (1.93)       8.36       0.75
                                                --------     -------      --------     -------     -------     -------     -------

             Total from investment operations      (2.33)      (1.42)         1.48       (1.04)      (2.04)       8.31       0.72
                                                --------     -------      --------     -------     -------     -------     -------

Less distributions to shareholders:
From net investment income                         (0.15)        ---           ---         ---         ---         ---        ---
In excess of net investment income                   ---         ---         (0.06)        ---         ---         ---        ---
From net realized gain                               ---         ---           ---       (0.01)      (2.33)      (1.33)       ---
In excess of net realized capital gain               ---         ---           ---         ---       (0.04)        ---        ---
                                               ---------     -------     ---------     -------     -------     -------     -------

             Total distributions                   (0.15)        ---         (0.06)      (0.01)      (2.37)      (1.33)       ---
                                               ---------     -------     ---------     -------     -------     -------     -------
Net asset value, end of period                   $  9.76     $ 12.24       $ 13.66     $ 12.24     $ 13.29     $ 17.70     $10.72
                                               =========     =======     =========     =======     =======     =======     =======
Total Return**                                    (19.30)%    (10.40)%       12.08 %     (7.84)%    (12.65)%     79.73%      7.20 %
Ratios/Supplemental Data:
Net assets, end of period (000's)                $19,414     $32,899       $56,814     $75,887     $76,812     $71,422     $5,625
Net expenses to average daily net assets
   (Note A)                                         2.50%*      2.50 %        2.38 %      2.50 %      2.50 %      2.50 %     2.50 %*

Net investment income(loss) to average daily
   net assets                                       0.20%*     (0.54)%       (0.62)%     (0.49)%     (0.77)%     (0.88)%    (0.49)%*

Portfolio turnover rate                               58%        120 %         122 %       115 %       140 %       143 %      182 %



Note A: AIB Govett London waived a portion of its management fees and Govett Financial Services Limited, a former distributor of the Funds, reimbursed a portion of the other operating expenses of the Funds for the years ended December 31, 1992, 1993 and 1994. For the years ended December 31, 1995, 1996, and 1997, AIB Govett London (former investment manager, currently Subadviser to all Funds) reimbursed a portion of the operating expenses of the Funds. For the six months ended June 30, 1998, AIB Govett waived a portion of its management fee and reimbursed a portion of other operating expenses of the Funds. Without the reimbursement of expenses, the expense ratios as a percentage of average net assets for the periods indicated would have been:

     Expenses     3.73%*   2.91%    2.62%    2.78%   2.65%   2.52%   7.52%*

(a) Commencement of Operations was January 7, 1992.

(b) As of January 1, 1998, AIB Govett became investment manager to all Funds, and AIB Govett London (former investment manager) became Subadviser to all Funds.

*   Annualized
** Total return calculations exclude front end sales load. Total return would have been lower if the Investment Manager had not voluntarily waived a portion of its management fees and assumed a portion of the Fund's expenses.
+ Per share net investment income (loss) does not reflect the current period's reclassification of permanent differences between book and tax basis net investment income (loss). See Note 1 of the relevant Financial Statements.

SMALLER COMPANIES FUND
----------------------

                                                   --------------------------------------------------------------------------------

                                                      SIX MONTHS
                                                      ENDED JUNE  YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED  YEAR ENDED
                                                       30,1998      DEC 31,      DEC 31,       DEC 31,       DEC 31,     DEC 31,
                                                     (UNAUDUTED)     1997         1996          1995           1994       1993 (C)
                                                   -------------  ----------   ----------    ----------    ----------  -----------
Net asset value, beginning of period                   $ 19.09    $  21.83     $  29.96      $  19.06        $ 15.85      $ 10.00
                                                   -----------    --------     --------      --------        -------      -------
Income from investment operations:
Net investment income (loss)                             (0.21)      (0.43)+      (0.44)+       (0.30)+        (0.10)+      (0.06)
Net realized and unrealized gain (loss) on
   investments                                            0.60       (2.31)       (2.84)        13.32           4.47         5.91
                                                   -----------    --------     --------      --------        -------      -------
             Total from investment operations             0.39       (2.74)       (3.28)        13.02           4.37         5.85
                                                   -----------    --------     --------      --------        -------      -------
Less distributions to shareholders:
From net investment income                                ---          ---          ---           ---            ---          ---
In excess of net investment income                        ---          ---          ---           ---            ---          ---
From net realized gain                                    ---          ---        (4.85)        (2.12)         (1.16)         ---
In excess of net realized capital gain                    ---          ---          ---           ---            ---          ---
                                                   -----------    --------     --------      --------        -------      -------
             Total distributions                          ---          ---        (4.85)        (2.12)         (1.16)         ---
                                                   -----------    --------     --------      --------        -------      -------
Net asset value, end of period                     $    19.48     $  19.09     $  21.83      $  29.96        $ 19.06      $ 15.85
                                                   ==========     ========     ========      ========        =======      =======

Total Return**                                           2.04 %     (12.55)%     (10.62)%       69.13 %        28.68 %      58.50 %
Ratios/Supplemental Data:
Net assets, end of period (000's)                  $   87,676     $127,925     $259,735      $517,990        $76,873      $39,681
Net expenses to average daily net assets (Note A)        1.95 %*      1.95 %       1.81 %        1.95 %         1.95 %       1.95 %
Net investment income(loss) to average daily net
   assets                                              (1.77)%*      (1.64)%      (1.40)%       (1.64)%        (1.13)%      (0.93)%
Portfolio turnover rate                                   30 %          77 %        406 %         280 %          519 %        483


Note A: AIB Govett London waived a portion of its management fees and Govett Financial Services Limited, a former distributor of the Funds, reimbursed a portion of the other operating expenses of the Funds for the years ended December 31, 1992, 1993, and 1994. For the years ended December 31, 1995, 1996, and 1997, AIB Govett London (former investment manager, currently Subadviser to all Funds) reimbursed a portion of the operating expenses of the Funds. For the six months ended June 30, 1998, AIB Govett waived a portion of its management fee and reimbursed a portion of other operating expenses of the Funds. Without the reimbursement of expenses, the expense ratios as a percentage of average net assets for the periods indicated would have been:


     Expenses     2.80%*     2.59%     2.08%     2.12%    2.40%     2.44%

(c)  Commencement of Operations was January 1, 1993.

(d) Prior to January 9, 1997, Berkeley Capital Management acted as investment subadviser to this Fund.

(b) As of January 1, 1998, AIB Govett became investment manager to all Funds, and AIB Govett London (former investment manager) became Subadviser to all Funds.

** Total return calculations exclude front end sales load. Total return would have been lower if the Investment Manager had not voluntarily waived a portion of its management fees and assumed a portion of the Fund's expenses.

+ Per share net investment income (loss) does not reflect the current period's reclassification of permanent differences between book and tax basis net investment income (loss). See Note 1 of the relevant Financial Statements.

GLOBAL INCOME FUND
------------------



                                              ------------------------------------------------------------------------------------
                                               SIX MONTHS                                                                   PERIOD
                                               ENDED JUNE   YEAR ENDED   YEAR ENDED   YEAR ENDED YEAR ENDED    YEAR ENDED   ENDED
                                                30,1998       DEC 31,      DEC 31,     DEC 31,     DEC 31,       DEC 31,    DEC 31
                                              (UNAUDUTED)      1997         1996        1995        1994          1993     1992 (A)
                                              -----------   ----------   ----------  ----------  ----------    ----------  --------
Net asset value, beginning of period          $  7.82        $  8.32      $  8.97     $  8.48     $ 10.16       $  9.77   $ 10.00
                                              -------        --------     -------     -------     -------       -------   -------
Income from investment operations:
Net investment income (loss)                     0.15           0.26+        0.57+       0.63+       0.76+         0.99      0.80
Net realized and unrealized gain (loss) on
   investments                                   0.07          (0.30)       (0.54)       0.53       (1.67)         0.66      0.06
                                              -------        --------     -------     -------     -------       -------   -------
             Total from investment operations    0.22          (0.04)        0.03        1.16       (0.91)         1.65      0.86
                                              -------        --------     -------     -------     -------       -------   -------
Less distributions to shareholders:
From net investment income                      (0.18)         (0.12)       (0.66)      (0.63)      (0.24)        (0.95)    (0.78)
In excess of net investment income                ---            ---        (0.02)      (0.04)        ---           ---       ---
From net realized gain                            ---            ---          ---         ---         ---         (0.31)    (0.31)
In excess of net realized capital gain            ---            ---          ---         ---         ---           ---       ---
Tax return  of capital                            ---          (0.34)         ---         ---       (0.53)          ---       ---
                                              -------        --------     -------     -------     -------       -------   -------

             Total distributions                (0.18)         (0.46)       (0.68)      (0.67)      (0.77)        (1.26)    (1.09)
                                              -------        --------     -------     -------     -------       -------   -------
Net asset value, end of period                $  7.86        $  7.82      $  8.32     $  8.97     $  8.48       $ 10.16   $  9.77
                                              =======        =======      =======     =======     =======       =======   =======

Total Return**                                   2.96  %       (0.35)%       0.34 %     14.11 %     (9.16)%       17.67 %    8.95 %
Ratios/Supplemental Data:
Net assets, end of period (000's)              $7,871        $10,277      $20,354     $41,181     $51,691       $82,000   $34,084
Net expenses to average daily net assets
   (Note A)                                      1.75  %*       1.75 %       1.64 %      1.75 %      1.75 %        1.72 %    1.75 %*

Net investment income(loss) to average daily
   net assets                                    4.46  %*       4.23 %       7.17 %      7.45 %      8.30 %        9.66 %    9.75 %*

Portfolio turnover rate                             6  %          76 %        236 %       249 %       701 %         328 %     378 %


Note A: AIB Govett London waived a portion of its management fees and Govett Financial Services Limited, a former distributor of the Funds, reimbursed a portion of the other operating expenses of the Funds for the years ended December 31, 1992, 1993 and 1994. For the years ended December 31, 1995, 1996, and 1997, AIB Govett London (former investment manager, currently Subadviser to all Funds) reimbursed a portion of the operating expenses of the Funds. For the six months ended June 30, 1998, AIB Govett waived a portion of its management fee and reimbursed a portion of other operating expenses of the Funds. Without the reimbursement of expenses, the expense ratios as a percentage of average net assets for the periods indicated would have been:

     Expenses   3.19%*    2.82%    2.38%    1.93%    1.95%    1.72%    3.17%*



(a) Commencement of Operations was January 7, 1992.

(b) As of January 1, 1998, AIB Govett became investment manager to all Funds, and AIB Govett London (former investment manager) became Subadviser to all Funds.
*   Annualized

** Total return calculations exclude front end sales load. Total return would have been lower if the Investment Manager had not voluntarily waived a portion of its management fees and assumed a portion of the Fund's expenses.

+ Per share net investment income (loss) does not reflect the current period's reclassification of permanent differences between book and tax basis net investment income (loss). See Note 1 of the relevant Financial Statements.

                           AN OVERVIEW OF THE FUNDS

The following paragraphs summarize the Funds' objectives and investment policies.

Although no Fund provides a complete or balanced investment program, investors may use each Fund as part of a comprehensive program to meet their longterm needs. Of course, there can be no assurance that any Fund will meet its investment objective. Please refer also to "Investment Techniques and Policies," below, and to the Statement of Additional Information.

The Statement of Additional Information provides the full text of the Funds' investment restrictions and other investment policies. Except for each Funds' investment objective and those investment restrictions designated as "fundamental," which only may be changed with shareholder approval, the investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed at any time by the Company's Board of Directors.

INTERNATIONAL EQUITY FUND seeks longterm capital appreciation by investing primarily in equity securities of issuers located throughout the world.

Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities -- that is, common stocks, preferred stocks, and warrants to acquire such stocks -- of issuers located in any country other than the U.S.; provided that the Fund invests in at least three issuers located in different countries. The Fund typically invests in securities listed on recognized securities exchanges, but it may hold securities which are listed on other exchanges or that are not listed.

The Fund may invest up to 35% of its total assets in other equity securities, in debt obligations convertible into equity securities, and in non-convertible debt securities.

EMERGING MARKETS EQUITY FUND (formerly Emerging Markets Fund) seeks long-term capital appreciation by investing primarily in equity securities of issuers located in emerging markets.

Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities -- that is, common stocks, preferred stocks, and warrants to acquire such stocks -- of issuers located in emerging or developing markets; provided that the Fund invests in at least three issuers located in different countries. An emerging or developing market is broadly defined as one with low to middlerange per capita income. AIB Govett uses the classification system developed by the World Bank to determine the potential universe of emerging markets for investment, but limits Fund investments to those countries it believes have potential for significant growth and development. The Fund typically invests in securities listed on recognized securities exchanges, but it may hold securities that are listed on other exchanges or that are not listed.

The Fund may invest up to 35% of its total assets in other equity securities, in debt obligations convertible into equity securities, and in non-convertible debt securities.

INTERNATIONAL SMALLER COMPANIES FUND seeks long-term capital appreciation by investing primarily in equity securities of smaller companies located outside the U.S.

Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities that is, common stocks, preferred stocks, and warrants to acquire such stocks of smaller companies located outside the U.S., provided that the Fund invests in at least three issuers located in different countries. For this Fund, a smaller company is defined as a company, which at the time of purchase, has a market capitalization no greater than $3 billion. The Fund typically invests in securities listed on recognized securities exchanges, but it may hold securities that are listed on other exchanges or that are not listed.

The Fund may invest up to 35% of its total assets in other equity securities. The Fund may also invest in debt obligations convertible into equity securities and in non-convertible debt securities.

SMALLER COMPANIES FUND seeks longterm capital appreciation by investing primarily in equity securities of smaller companies. The Fund may invest in U.S. companies.

Under normal market conditions, the Fund invests at least 65% of its total assets in securities of smaller companies located anywhere in the world, including the U.S. A smaller company is defined as a company, which at the time of purchase, has a market capitalization no greater than $3 billion. This policy puts the typical smaller company in the same size range as companies included in the Russell 2000 Index.

The Fund may invest up to 35% of its total assets in other equity securities. The Fund may also invest in debt obligations convertible into equity securities and in non-convertible debt securities.

Under normal market conditions, the Fund will invest at least 80% of the Fund's total assets in common stocks. In addition, the Fund may invest up to 20% of its total assets in other types of securities with equity characteristics, including preferred stocks, convertible securities, warrants, units, and rights. The Fund typically invests in securities listed on recognized securities exchanges, but it may hold securities that are listed on other exchanges or that are not listed.

GLOBAL INCOME FUND seeks primarily a high current income, consistent with preservation of capital, by investing primarily in debt securities. Its secondary objective is capital appreciation.

This Fund is designed to provide the potential for higher yields and greater capital gains than a U.S.only bond fund, although an investment in the Fund has special risks. Under normal market conditions, the Fund invests at least 65% of its total assets in debt securities -- such as, supranational, government or sovereign, or non-convertible corporate bonds, notes, debentures, certificates of deposit, commercial paper, bankers' acceptances, and fixed-time deposits -- of issuers located in any country anywhere in the world, including the U.S. The Fund must invest (a) in at least three issuers located in different countries and (b) no more than 40% of its total assets in issuers located in any one country.

The Fund may invest up to 35% of its total assets in debt obligations convertible into equity securities, such as common and preferred stocks and warrants to acquire such stocks, and in equity securities; provided that the Fund may not invest more that 20% of its total assets in equity securities.

It is the Fund's policy that 75% of its total assets invested in debt securities and commercial paper, at the time of purchase, will be rated by Moody's at least in the Baa category or by Standard & Poor's at least in the BBB category or, if unrated, determined to be of comparable quality by the Investment Manager, with respect to debt securities, and rated by Moody's at least in the Prime-2 category or by Standard & Poor's in the A-2 category, or, if unrated, determined to be of comparable quality by the Investment Manager, with respect to commercial paper.

It also is the Fund's current policy to maintain the average dollarweighted maturity of the Fund's portfolio between five to ten years, that is, the maturity of an intermediate-term debt instrument, although the Fund may adjust its average dollar-weighted maturity from time to time


                      INVESTMENT TECHNIQUES AND POLICIES

Although no Fund provides a complete or balanced investment program, investors can use each as part of an overall program to meet longterm objectives.
Although each Fund may receive current income from dividends, interest and other sources, with the exception of the Global Income Fund, income is only an incidental consideration in AIB Govett's selection of a Fund's investments. Of course, there can be no assurance that any Fund will achieve its investment objective. Each Fund's net asset value ("NAV") fluctuates as the value of its portfolio securities fluctuates.

In interpreting each Fund's investment policies and objectives, AIB Govett adheres to the following principles and definitions:

 . Whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in a security or other asset, or sets forth a policy regarding quality standards, such percentage limitation is determined immediately after and as a result of the Fund's acquisition of that asset.
  Any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered when determining whether the asset complies with the Fund's investment policies and limitations (but any increase or decrease will be considered when determining whether the asset complies with regulatory limitations that apply to borrowings and illiquid securities).

 . The term "issuers located in" a particular country or region includes issuers
  (i) which are organized under the laws of that country or a country in that region and which have their principal office in that country or a country in that region; or (ii) which derive 50% or more of their total revenues from business in that country or a country in that region; or (iii) the equity securities of which are principally traded on a stock exchange of that country or a country in that region.


GENERAL LIMITATIONS

International Equity Fund, Emerging Markets Equity Fund, International Smaller Companies Fund, and Smaller Companies Fund are "diversified companies," as that term is defined in the 1940 Act. As diversified companies, these Funds, with respect to 75% of its total assets, may not invest more than 5% of their respective total assets in the securities of any one issuer (excluding the U.S. Government and its agencies) or more than 10% of the outstanding voting securities of any one issuer. Global Income Fund is not "diversified companies".

With respect to all Funds, no Fund may borrow money or mortgage or pledge any of its assets, except that a Fund may borrow from banks, for temporary emergency purposes, up to 331/3 % of its total assets and pledge up to 331/3 % of its total assets in connection with such borrowing. Any borrowings that come to exceed the 331/3 % limitation will be reduced within three days. No Fund may purchase securities when its borrowings exceed 5% of its total assets. No Fund may make loans if, as a result, more than 331/3 % of the Fund's total assets would be lent to other parties, except (i) through the purchase of a portion of a debt issue in accordance with the Fund's investment objectives, policies or limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities. No Fund may invest 25% or more of its total assets in any one industrial classification. These limitations are fundamental and cannot be changed without shareholder approval.

As a nonfundamental policy, no Fund may invest more than 5% of its respective net assets in securities restricted as to resale or in illiquid securities, and no Fund may purchase a security if, as a result, more than 5% of that Fund's net assets would be invested in warrants, or more than 2% of the Fund's net assets would be invested in warrants not listed on the American Stock Exchange or the New York Stock Exchange.

INVESTMENT TECHNIQUES

DEPOSITORY RECEIPTS. The Funds may invest in sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), and similar global instruments to the extent that they may invest in the underlying securities. A U.S. or foreign bank or trust company typically "sponsors" these depository instruments, which evidence ownership of underlying securities issued by a U.S. or foreign corporation. Unsponsored programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, information about the issuer may not be as readily available or as current as for sponsored depository instruments, and prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

INVESTMENT IN DEBT SECURITIES AND COMMERCIAL PAPER. With respect to International Equity, Emerging Markets Equity, International Smaller Companies, and Smaller Companies Funds only, at least 75% of Fund's total assets invested in non-convertible debt securities other than commercial paper must be rated, at the time of purchase, at least in the A category by Standard & Poor's or Moody's, or if unrated, determined to be of comparable quality by AIB Govett. These four Funds' commercial paper investments must, at the time of purchase, be rated at least Prime-2 by Moody's or A-2 by Standard & Poor's, or if unrated, determined to be of comparable quality by AIB Govett.

With respect to all Funds, the subsequent downgrade of a debt security to a level below the investment grade required for the Fund will not require an immediate sale of the security. However, AIB Govett will consider the circumstances of the downgrade in determining whether to hold that security, including causes of the downgrade, local market conditions, and general economic trends.

TEMPORARY STRATEGIES. To retain flexibility to respond promptly to adverse changes in market and economic conditions, AIB Govett, in its discretion, may use temporary defensive strategies. Under such strategies, a Fund may hold up to 100% of its total assets as cash (either U.S. dollars, foreign currencies or multinational currency units), and/or invest in short-term, high-quality debt securities. For debt obligations other than commercial paper, such instruments must be rated, at the time of purchase, at least in the AAA category by Standard & Poor's or at least in the Aaa category by Moody's, or if unrated, determined to be of comparable quality by AIB Govett. For commercial paper, such investments must be rated, at the time of purchase, at least A-2 by Standard & Poor's or Prime-2 by Moody's, or if unrated, determined to be of comparable quality by AIB Govett.

HEDGING STRATEGIES. Each Fund may use certain hedging strategies to attempt to reduce the overall level of investment and currency risk normally associated with its investments, although there can be no assurance that such efforts will succeed. Among the types of transactions which may be used are: forward currency contracts, writing of covered put and call options, purchase of put and call options on currencies and equity and debt securities, stock index futures and options thereon, interest rate or currency futures and options thereon, and securities futures and options thereon. It is currently intended that no Fund will place more than 5% of its net assets at risk in any one of these transactions or securities, except Global Income Fund may invest significantly more than 5% of its net assets in forward currency contracts, provided that no more than 5% of its net assets are at risk in any one of the other types of transactions or securities. However, although there is no limit on the number of forward currency contracts Global Income Fund may enter into, this Fund may not position hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time the sale of any foreign currency is made) of the securities held in its portfolio denominated or quoted in, or currently convertible into, such currency.

REPURCHASE AGREEMENTS AND OVERNIGHT TIME DEPOSITS. Each Fund may enter into repurchase agreements, in which the Fund acquires a high grade liquid debt security from a U.S. bank, broker-dealer or other financial institution that simultaneously agrees to repurchase the security at a specified time and price. Repurchase agreements are collateralized, in an amount at least equal to the current value of the loaned securities, plus any accrued interest, by cash, letters of credit, U.S. Government securities, or other high grade liquid debt securities at the Fund's custodian (or designated subcustodian), segregated from other Fund assets. In segregating such assets, the Fund's custodian either places them in a segregated account or separately identifies them and makes them unavailable for investment by the Fund. Each Fund may also invest in overnight time deposits placed at competitive interest rates with creditworthy banks, including the Funds' custodian.

INVESTMENT IN OTHER INVESTMENT COMPANIES. Emerging and developing markets countries often limit foreign investments in equity securities of issuers located in such countries. As a result, the Funds may be able to invest in such countries solely or primarily through open- or closed-end investment companies. Each Fund may invest in such companies to the extent permitted under the 1940 Act. The Funds may not invest in any investment companies managed by AIB Govett or any of its affiliates. Investments in investment companies may involve a duplication of certain expenses, such as management and administrative expenses.

RESTRICTED SECURITIES. The Funds may invest in foreign securities that are restricted against transfer within the U.S. or to U.S. persons. Although securities subject to such U.S. transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. Unless these securities are limited as to resale within their principal market, the Funds treat such foreign securities whose principal market is abroad as not being subject to investment limitation on restricted securities.

                               INVESTMENT RISKS

The quality and quantity of historic economic and securities market data are, in many foreign and emerging markets, limited, and many foreign markets are inherently more volatile than the U.S. securities markets. AIB Govett utilizes investment policies which involve the review and analysis of overall market information to determine geographic and sector exposure and the investigation of individual candidate companies within that strategic focus.

MARKET. Equity and bond markets outside the U.S. have significantly outperformed U.S. markets from time to time. Consequently, AIB Govett believes that investments in foreign securities may provide greater long-term investment returns than would be available from investing solely in U.S. securities. Nevertheless, each Fund's portfolio is subject to market risk--the possibility that stock and bond prices will decline over short, or even extended, periods-- to a greater degree than domestic investments, as a result of a variety of factors that can affect stock and bond prices.

For example, there may be less information publicly available about foreign companies, and less government regulation and supervision of foreign stock exchanges, securities dealers and publicly traded companies than is available about comparable U.S. entities. Accounting, auditing and financial reporting standards, practices and requirements are not uniform and may be less rigorous than U.S. standards. Securities of some foreign companies are less liquid, and their prices are more volatile, than securities of comparable U.S. companies. Trading settlement practices in some markets may be slower or less frequent than in the U.S., which could affect liquidity of a Fund's portfolio. Trading practices abroad may offer less protection to investors. In some foreign countries, any or all of expropriation, nationalization, and confiscation are risks to which non-U.S. securities may be subject. A foreign government's limits on the repatriation of distributions and profits and on the removal of securities, property, or other assets from that country may affect a Fund's liquidity and the value of its assets. Political or social instability, including war or other armed conflict, or diplomatic developments also could affect the Funds.

CURRENCY. The Funds, as are most foreign investors, are also exposed to currency risk if the U.S. dollar value of securities denominated in other currencies is adversely affected by exchange rate movements. Currency risk could affect the value of a Fund's investments, the value of dividends and interest earned by a Fund, and the value of gains which may be realized.

FOREIGN TAXATION. Some foreign governments levy brokerage taxes, increasing the cost of securities subject to the tax and reducing any realized gain or increasing any realized loss. Foreign governments also may withhold taxes from dividends, distributions and interest paid. Such taxes may adversely affect a Fund's net asset value.

INVESTING IN EMERGING MARKETS. The risks of investing in foreign securities are intensified if the investments are in emerging or developing markets. In general, these markets may offer special investment opportunities because their securities markets, industries and capital structure are growing rapidly, but investments in these countries involve special risks not present in the U.S. or in mature foreign markets, such as Germany or the United Kingdom. Settlement of securities trades may be subject to extended delays, so that a Fund may not receive securities purchased or the proceeds of sales of securities on a timely basis. Emerging markets generally have smaller, less developed trading markets and exchanges, which may affect liquidity, so that the fund may not be able to dispose of those securities quickly and at a reasonable price. These markets may also experience greater volatility, which can materially affect the value of a Fund's portfolio and, therefore, its net asset value. Emerging market countries may have relatively unstable governments. In such environments the risk of nationalization of businesses or of prohibitions on repatriation of assets is greater than in more stable, developed political and economic circumstances. The economy of a developing market country may be predominantly based on only a few industries, and it may be highly vulnerable to changes in local or global trade conditions. The legal and accounting systems, and mechanisms for protecting property rights, may not be as well developed as those in more mature economies. In addition, some emerging markets countries have general or industry-specific restrictions on foreign ownership that may limit or eliminate the Fund's opportunities to acquire desirable securities

INVESTING IN SMALLER COMPANIES. The smaller companies in which the Funds invest, and in which International Smaller Companies and Smaller Companies Funds primarily invest, often have rates of sales, earnings, and share price appreciation that exceed those of larger companies. However, such companies also often have limited product lines, markets or financial resources. Stocks of smaller companies may have limited marketability and typically experience greater price volatility than stocks of larger companies. The Fund's share price may reflect this volatility.

INTEREST RATES AND CREDIT. The value of fixed-income securities held by the Funds generally fluctuates inversely with interest rate movements. Global Income Fund normally invests in a number of issuers; however, the Fund is a "non-diversified" series and may invest more than 5% of its assets in the securities of one issuer. Consequently, the Fund may experience greater interest rate and credit risk with respect to its portfolio than funds with similar objectives which are more broadly diversified.

Securities in the BBB and Baa (Standard & Poor's/Moody's) major rating categories have speculative characteristics and changes in economic conditions and other circumstances are more likely to lead to a weakened capacity to make principal or interest payments than in the case of higher rated bonds.

Global Income Fund also may invest in debt securities rated below investment grade. These securities may be the equivalent of high yield, high risk "junk bonds," which generally have a greater potential for default or price change than higher quality securities caused by changes in the issuer's creditworthiness, economic downturns or interest rate increases. The issuers of such debt securities may be unable or unwilling to repay principal on interest when due, and a Fund may incur additional expenses if it is required to seek recovery following a default in the payment of principal or interest on its holdings. In addition, remedies for defaults on debt securities issued by emerging market governments generally must be pursued in the courts of the defaulting government, and adequate legal recourse can therefore be significantly diminished.

SOVEREIGN DEBT OBLIGATIONS. Funds which may invest in sovereign debt obligations may have difficulty disposing of and valuing them because there may be a limited trading market for them. If reliable market quotations are not available, AIB Govett values such securities in accordance with procedures established by the Board of Directors. AIB Govett's judgment and credit analysis plays a greater role in valuing sovereign debt obligations compared to securities for which external sources for quotations and last sale information are available. Adverse publicity and changing investor perceptions may affect the value of these securities and the Funds' ability to dispose of them. Because there may be no liquid secondary market for many of these securities, the Funds anticipate that the securities could be sold only to a limited number of dealers or institutional investors. See "How Funds Value Their Shares" in this Prospectus and "Description of Securities, Investment Policies and Risk Factors" in the Statement of Additional Information.

                            MANAGEMENT OF THE FUNDS

Under the Company's Articles of Incorporation and the laws of Maryland, the Board of Directors is responsible for overseeing the conduct of the Company's business and the activities of each Fund. Under the Investment Management Agreement (the "Investment Management Agreement"), effective on January 1, 1998, between the Company and AIB Govett, and subject to such policies as the Board may establish, AIB Govett provides the Funds with day-to-day management services and makes, or supervises any subadviser who makes, investment decisions on the Company's behalf in accordance with each Fund's investment policies.

ADVISER AND SUBADVISER

AIB Govett, 250 Montgomery Street, Suite 1200, San Francisco, CA 94104, is a Maryland corporation. AIB Govett is a wholly-owned subsidiary of AIB Asset Management Holdings Limited ("AIBAMH"), which is a majority-owned subsidiary of Allied Irish Banks, plc ("AIB"). AIB is the largest bank in the Republic of Ireland, with assets of approximately $62 billion as of December, 1997. AIBAMH has approximately $14 billion of assets under management as of December 31, 1997.

AIB GOVETT LONDON is a U.K. company located at Shackleton House, 4 Battle Bridge Lane, London SE1 2HR, England. A money manager since the 1920s, it has developed special expertise in investing in emerging markets and smaller companies worldwide. AIB Govett London had, as of December 31, 1997, approximately $5.6 billion under management, primarily in non-U.S. funds. AIB Govett London serves as investment subadviser to two U.S. mutual fund portfolios in addition to the Funds.

In 1997, AIBAMH made several adjustments to its operating structure in order to more effectively provide investment management services to its clients around the world. A new U.S. company, AIB Govett, was formed to provide these services to North American clients. In addition, AIB Govett London, which had served as investment manager for the Funds, changed its name from John Govett & Co. Limited. AIB Govett London serves as subadviser to all Funds. AIB Govett and AIB Govett London are whollyowned subsidiaries of AIBAMH.

The reorganization did not result in any change of actual control or management of AIB Govett London or in any change in management of the Funds. In particular, the same individuals who provided services to the Funds prior to the reorganization continue to provide the same services.

John Murray and Eileen Fitzpatrick, Joint Chief Investment Officers and Directors of AIB Govett, are, respectively, Managing Director of Investments of AIB Govett London and Chief Investment Officer of AIB Investment Managers Limited ("AIBIM"), a wholly-owned subsidiary of AIBAMH based in Dublin. Mr. Murray graduated with a BA in finance and business studies from the University of the South Bank. Prior to joining AIB Govett London as a Director in 1994, he was a Director at Henderson Administration from 1990, most recently responsible for managing pension funds in excess of (Pounds)400m. He also served as a fund manager at Crown Financial Management and as Head of Research at Provident Life.

Ms. Fitzpatrick holds a Ph.D. in Science from University College, Dublin. After two years with a Dublin-based fund management organization, she joined AIBIM in 1988, becoming Head of International Equities and Associate Director in 1993. She moved to NCB Stockbrokers and then, in 1995, to Goodbody Stockbrokers (an affiliate of AIB), where she was Head of International Equities Sales Division. In 1996 she rejoined AIBIM as Deputy Investment Director and was appointed Investment Director in January, 1997.

PORTFOLIO MANAGEMENT

AIB Govett and the Subadviser are part of a broad network of offices worldwide, with principal offices located in London, Dublin, San Francisco, and Singapore, which are supported in turn by a global network of investment/research offices in Baltimore, Budapest, Mexico City, Rio de Janeiro, Poznan (Poland), Bangalore, Kuala Lumpur, Seoul, and Taipei. Each Fund is managed by a portfolio management team under the supervision of the Managing Director of Investments of AIB Govett London. Each team's investment process is based on interaction among regional specialist desks. The Global Investment Policy Committee, consisting of the Chief Investment Officers of the principal offices, sets overall investment policies and strategy for the AIB Govett group and coordinates implementation in accordance with each Fund's investment objectives, policies, and regulatory requirements. With this structure, the firm seeks consistent implementation of process and continuity of investment management staff for each Fund.







AIB Govett and the Subadviser permit their investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investment. This policy requires investment and other personnel to conduct their personal investment activities in a manner that is not detrimental to the Funds or to any of the group's other advisory clients. Mr. Patrick Cunneen, a Director of the Company, is a director of AIBAMH.

ADVISORY AND SUBADVISORY AGREEMENTS

The terms of the New Advisory Agreements are substantially similar to the Former Advisory Agreement. The investment management fees paid by the Funds are not affected by the change investment advisory responsibility from AIB Govett London to AIB Govett.

The Funds pay AIB Govett a monthly fee based upon the average net assets of the Funds, as determined at the close of each business day during the month, at an annual rate of 1% of the average daily net assets of each Fund (0.75% for Global Income Fund), for providing investment management and administrative services to the Funds.

Pursuant to its Subadvisory Agreement with AIB Govett London, AIB Govett pays AIB Govett London a fee of 0.45% of average annual net assets for each Fund except Global Income, for which the Subadviser receives 0.3375% of average annual net assets, as compensation for serving as investment subadviser to the Funds. The Funds are not responsible for payment of the subadvisory fee to AIB Govett London.

AIB Govett reimburses certain Fund expenses, including a portion of management fees and service fees. The Funds pay all Fund expenses not waived or reimbursed by AIB Govett or other entities, including but not limited to outside directors' fees, taxes, if any; auditing, legal, custodial, transfer agency and certain investor servicing and shareholder reporting expenses; brokerage and commission expenses, if any; interest charges on any borrowings; costs and expenses of accounting, bookkeeping and recordkeeping; insurance premiums; trade association dues; fees and expenses of complying with federal and state securities laws; costs associated with shareholders' meetings and preparation and distribution of proxy materials; printing and mailing prospectuses and statements of additional information and reports to shareholders. Please see the Financial Highlights section of this Prospectus and the Statement of Additional Information for more information about of fees and expenses.

ALLOCATION OF PORTFOLIO TRANSACTIONS

In placing orders for the Funds' portfolio transactions, each of AIB Govett and the Subadviser seeks best execution, analyzing such factors as price, size or order, difficulty of execution and the operational capabilities of the brokerage firm involved. Commissions on trades through foreign securities exchanges or over-the-counter markets typically are fixed and higher than those made through U.S. securities exchanges or over-the-counter markets.

Consistent with the obligation to obtain best execution, AIB Govett or the Subadviser may consider research and brokerage services provided by that broker. The Funds may pay a broker who provides brokerage and research services to AIB Govett or the Subadviser a higher commission than that charged by other brokers if AIB Govett determines in good faith that the amount of the commission is reasonable in relation to the value of those services, either in terms of the particular transaction or of the overall responsibility of AIB Govett or the Subadviser to the Funds and to any accounts over which AIB Govett or the Subadviser exercises investment discretion.

PORTFOLIO TURNOVER

The frequency of portfolio transactions--the "portfolio turnover rate"-- varies from year to year depending on market conditions. Because a high annual turnover rate (over 100%) increases transaction costs and may lead to capital gains which are subject to federal taxation, AIB Govett or the Subadviser carefully weighs anticipated benefits of a trade against expected transaction costs and tax consequences. Neither AIB Govett nor the Subadviser engages in short-term trading except when necessary to prudently manage the Funds' portfolios. The portfolio turnover rates for the Funds for the period from January 1, 1997 through December 31, 1997 were: International Equity Fund--51%; Emerging Markets Equity Fund--120%; Smaller Companies Fund--77%; and Global Income Fund--76%. The portfolio turnover rates for the Funds for the period from January 1, 1998 through June 30, 1998 were: International Equity Fund--36%; Emerging Markets Equity Fund--58%; Smaller Companies Fund--30%; and Global Income Fund--6%. Each Fund's portfolio turnover rate reflects market conditions affecting the economies that Fund invests in.

DISTRIBUTION ARRANGEMENTS

FPS Broker Services, Inc. (the "Distributor") is the Funds' distributor and principal underwriter. First Data Investor Services Group, Inc. (formerly FPS Services, Inc.), a former affiliate of the Distributor, serves the Funds as transfer and shareholder services agent (the "Transfer Agent"). Effective January 1, 1999, First Data Distributors, inc. will acquire FPS Broker Services, Inc.

From time to time programs may be implemented under which a broker, dealer or financial intermediary's sales force may be eligible to win nominal awards for certain sales efforts or under which certain reallowances (not exceeding the total applicable sales charges on the sales generated by the broker, dealer or financial intermediary) may be paid to such entities. Other programs provide, among other things and subject to certain conditions, for certain favorable distribution arrangements for sales of shares of the Funds. The Distributor may, from time to time, pursuant to objective criteria it establishes, pay fees to, and sponsor seminars for, qualifying brokers, dealers, or financial intermediaries for certain services or activities which are primarily intended to result in the sale of Fund shares. Any such programs will not change the price an investor will pay for shares or the amount that a Fund will receive from such a sale. No such programs or additional compensation will be offered by the Distributor to the extent that they are prohibited by the laws of any state or any self-regulatory agency with jurisdiction over the Distributor, such as the National Association of Securities Dealers, Inc. (the "NASD").

DISTRIBUTION PLANS

Rule 12b-1 adopted by the SEC under the 1940 Act permits a mutual fund to pay expenses associated with distributing its shares ("distribution expenses") in accordance with a plan adopted by the Company's Board of Directors and approved by its shareholders. Pursuant to Rule 12b-1, the Board of Directors and the shareholders of Class B Retail shares of each Fund have adopted a Distribution Plan referred to in this Prospectus as the "Class B Plan". ONLY CLASS A RETAIL SHARES ARE CURRENTLY OFFERED TO THE GENERAL PUBLIC. Each distribution plan is intended to comply with the NASD Rules of Fair Practice applicable to mutual fund sales charges. These rules regulate the distribution and service charges that the Funds may impose on a class of shares. The Class B service fees are used to compensate authorized dealers for personal service and for the maintenance of shareholder accounts.

Under the Class B Plan each Fund pays the Distributor an ongoing distribution fee of 0.75%, and an ongoing service fee of 0.25%, of the Fund's aggregate average daily net assets attributable to its Class B Retail shares to reimburse the Distributor for service fees it pays to authorized dealers, and for its distribution costs.

The Plan allows the Funds to compensate the Distributor for services provided and expenses incurred in the distribution of Fund shares, including advertising expenses and printing costs (e.g., sales materials used to offer shares to the public). The Distributor may reallow all or a portion of the payments received under the Plan to third parties, including securities dealers, and banks ("Service Organizations"), fore rendering shareholder support and administrative services. AIB Govett, pursuant to a Sub-Administration Agreement, provides certain services to the Distributor, including acting as a Service Organization under the Plan.

If the Class B Plan is terminated, the Distributor would not be compensated for costs incurred but not yet recovered. Payments under the Class B Plan of a Fund may not be increased to more than 1.00% of the Fund's average daily net assets attributable to Class B Retail shares without prior approval of the shareholders. At present, the Board of Directors has approved payments under the Class B Plan for the purpose of compensating the distributor for payments of commissions to the Funds' dealers as well as for certain additional expenses related to shareholder services and the distribution of shares of the Class (including payments for travel, telephone, and overhead expenses related to distribution), subject to the overall percentage limitations described above.

The Class B Plan provides that the Distributor may use 0.25% of the net assets of Class B (i) to compensate Service Organizations for providing distribution assistance or services with respect to the Class B Retail shares; (ii) to otherwise promote the sale of Fund shares, including personal services and/or maintenance of shareholder accounts. The Distributor receives additional payments from the Funds at the annual rate equal to 0.75% of the net assets of the Class B Retail shares as compensation for providing distribution services. Expenditures for such services may include payment of (i) frontend commissions of up to 4% of the purchase price of Class B Retail shares; and (ii) other distribution expenses as described in the Statement of Additional Information.


Payments made to the Distributor under the Distribution Plan may be more or less than the amount it spends for distribution of the shares covered by a Plan, resulting in a profit or loss for the Distributor. The Distributor may use payments made to it by a Fund under a Distribution Plan to defray distribution expenses related to the covered class of shares of one or more of the other Funds. Distribution expenses related to a particular class of shares will be allocated among the Funds based on each Fund's outstanding share in such class.

The Directors determined that there was a reasonable likelihood that the Distribution Plan would benefit the Funds and their shareholders. Information about distribution revenues and expenses is provided to the Directors each year, in connection with their consideration of continuing the Distribution Plan. In this review, the Directors take into account expenses incurred in connection with distributing each class of shares separately. The distribution charge and the sales charge of a particular class will not be used to subsidize the sale of the other classes.

The Class B distribution and service fees are designed to permit an investor to purchase such shares without the assessment of a frontend sales charge and at the same time to permit the Distributor to compensate any Service Organization as permitted by the Class B Plan. In this regard, the purpose and function of the combined CDSC and distribution and service fee are the same as those of the initial sales charge and distribution fee for the Class A Retail shares, that is provide for financing distribution of fund shares.

CUSTODIAN

The Chase Manhattan Bank (the "Custodian") serves as the Funds' global custodian.

Transfer Agent

First Data Investor Services Group, Inc. (formerly FPS Services, Inc.) (the "Transfer Agent") provides transfer agent, shareholder services agent, and dividend disbursement services to the Funds. The Transfer Agent is a subsidiary of First Data Corporation.

ACCOUNTING AND ADMINISTRATION SERVICES

Chase Global Funds Services Company, an affiliate of the Funds' global custodian, provides the Funds with administration and accounting services.

HOW THE FUNDS VALUE THEIR SHARES

When share price is determined

At the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open, each Fund calculates its net asset value per share (the "NAV") of each class by dividing the total value of the assets (securities plus cash or other assets, including interest and dividends accrued but not yet received), attributable to the class, less total liabilities attributable to the class, by the total number of shares of the class outstanding.

How share price is determined

All securities traded on an exchange are valued at the last sale quotation on the exchange prior to the time of valuation. Securities for which market quotations are readily available are stated at market value. Shortterm investments maturing in 60 days or less are valued using amortized cost, which the Board of Directors has determined approximates market value. Amortized cost valuation means that a debt security with a maturity in excess of 60 days, which currently has a maturity of 60 days or less, is valued at the market or fair value of the security on the 61st day prior to maturity (each as adjusted for amortization of premium or discount) rather than at current market value. All other securities and assets are valued at fair value following procedures approved by the Board of Directors.

Foreign securities may trade on days or at times other than those days and times when the New York Stock Exchange is open. The prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at 1:00p.m. Eastern Time at the exchange rates in effect at that time, or at such other rates as the Investment Manager may determine to be appropriate. As a result, currency fluctuations in relation to the U.S. dollar may affect a Fund's NAV per share even though there has been no change in the market value of portfolio holdings. In addition, because of time zone differences foreign exchanges and markets may close before the New York Stock Exchange closes. However, events affecting market values which may occur between the close of regular trading on a foreign exchange and the close of regular trading on the New York Stock Exchange may not be reflected in that day's computation of a Fund's NAV. If an event materially affecting the value of a portfolio holding occurs during such period and the Investment Manager becomes aware of it or if a holding becomes illiquid pursuant to procedures adopted by the Board of Directors, then the holding will be valued at fair value as determined in good faith, according to procedures adopted by the Board.

                               ABOUT YOUR ACCOUNT

                           MULTIPLE CLASSES OF SHARES


As of January 1, 1995, all of the previously outstanding shares of each Fund were redesignated "Class A" shares without other changes, and Class B and Class C shares were authorized for issuance. With effect from June 27, 1997, Class C shares have been redesignated Institutional Class Shares which are available for purchase only by certain eligible investors. A separate prospectus for each of Class A and the Institutional Class shares is available upon request. This Prospectus relates only to Class B Retail shares. AS OF THE DATE OF THIS PROSPECTUS, CLASS B RETAIL SHARES ARE NOT AVAILABLE FOR PURCHASE BY THE PUBLIC. Each class of shares of a Fund represents an interest in the same portfolio of investments, and each class has its own sales charge structure.

The following table summarizes certain terms of Class B Retail shares:

------------------------------------------------------------------------------------------------------------------------------------

                           CLASS B 1
------------------------------------------------------------------------------------------------------------------------------------

Sales Charges              No initial sales charge. Contingent deferred sales load ("CDSC") of 4% decreasing to 1% applies to shares redeemed within the first 6 years following purchase. Convert to A shares at the beginning of the eighth year after purchase.
------------------------------------------------------------------------------------------------------------------------------------

12b1 Distribution Fee      0.75% for first 7 years for all Funds.
------------------------------------------------------------------------------------------------------------------------------------

Service Fee                0.25% for first 7 years for all Funds.
------------------------------------------------------------------------------------------------------------------------------------

Suitability                Investors should consider whether, during the anticipated life of their investment, accumulated distribution and service fees and CDSCs would be less than Class A initial sales charge and accumulated distribution and service fee, and to what extent potential higher yield of Class A Retail shares might offset this difference. Orders of $500,000 or more not accepted for Class B Retail shares.
------------------------------------------------------------------------------------------------------------------------------------

Minimum Investment         $5,000 initially; $1,000 any subsequent purchases*
------------------------------------------------------------------------------------------------------------------------------------

Exchangeability            Shares of each Fund may be exchanged for shares of the same class of the other Funds.
------------------------------------------------------------------------------------------------------------------------------------

Convertibility             Class B Retail shares convert to Class A Retail shares at the beginning of the eighth calendar year.
------------------------------------------------------------------------------------------------------------------------------------

Dividends                  Calculated in the same manner and at the same time of day for each class. Due to higher distribution
------------------------------------------------------------------------------------------------------------------------------------

------------------         charges and any incremental transfer agency costs relating to the B shares (if any), Class B dividends are expected to be lower than Class A dividends.
------------------------------------------------------------------------------------------------------------------------------------



* For existing shareholders of record as of December 31, 1997, the applicable minimums are $500 and $25, respectively, for identically registered accounts.



/1/ CLASS B RETAIL SHARES CONVERT TO CLASS A RETAIL SHARES at the beginning of the eighth calendar year after purchase on the basis of net asset value per share ("NAV") at the time of conversion, without sales loads, fees or other charges upon conversion. Shares purchased through reinvestment of dividends and distributions will be considered to be held in a separate subaccount. Each time any Class B Retail shares in the shareholder's account (other than those in the subaccount) convert to Class A Retail shares, an equal pro rata portion of the Class B Retail shares in the subaccount will also convert to Class A Retail shares.

The Class B conversion feature is subject to the continuing availability of an opinion of counsel and private letter ruling from the Internal Revenue Service that (i) assessing higher distribution and transfer agency costs does not result in the Funds' dividends or distributions constituting "preferential dividends" under the Internal Revenue Code of 1986, as amended (the "Code"), and (ii) conversion does not constitute a taxable event under federal income tax law. If such opinion or private letter ruling is no longer available, the Funds may suspend Class B conversions and the higher distribution charges would apply for an indefinite period.


The Board of Directors has determined that currently no conflict of interest exists between the classes of shares of any fund. In accordance with their fiduciary duties under the Investment Company Act of 1940 (the "1940 Act") and state laws, the Directors will seek on an ongoing basis to ensure that no such conflict arises.

                               HOW TO BUY SHARES

Shares of each of the Funds are offered continuously at the NAV per share determined for each Fund as of the close of the regular trading session of the New York Stock Exchange (currently 4:00 p.m. Eastern Time), following receipt by the Transfer Agent of a purchase order in proper form subject to contingent deferred sales charge upon redemption for Class B Retail shares. AN UNSPECIFIED PURCHASE ORDER WILL BE CONSIDERED AN ORDER FOR CLASS A RETAIL SHARES. AT PRESENT, CLASS B RETAIL SHARES ARE NOT AVAILABLE TO THE GENERAL PUBLIC.

Shares may be purchased through brokers, investment advisers and other financial intermediaries ("authorized dealers") which have selling group agreements with the Distributor, or directly through the Transfer Agent. Authorized dealers may charge a fee for effecting transactions. Completed applications should be sent to the Transfer Agent at the address shown in the Services Guide in Appendix A to this Prospectus. Effective January 1, 1998, the minimum initial investment for new investors ("Second Stage Shareholders") in any series of the Company is $5,000 and any subsequent investments are to be $1,000 or more. Different minimums apply to investments made according to an Automatic Investment Plan (see below for details). For existing shareholders of record as of the close of business December 31, 1997 ("First Stage Shareholders"), the investment minimums for identically registered accounts remain those in effect when they initially invested in any Fund; specifically, $500 minimum initial investment into another Fund of the Company and subsequent investments of $25 or more.

For an Individual Retirement Account ("IRA"), the minimum initial investment for Second Stage Shareholders in any Fund of the Company will $2,000 and any subsequent investments are to be $1,000 or more. For First Stage Shareholders, the investment minimums for identically registered IRAs remain those in effect when they initially invested in any Fund; specifically, $500 minimum initial investment into another Fund of the Company and subsequent investment of $25 or more. For an IRA application or with any questions about your IRA, please call
(800) 821-0803.

Both minimums may be waived by the Distributor for plans involving periodic investments. The Funds reserve the right to refuse to accept any purchase order, and to suspend the offering of shares for a period of time. Prospective investors and shareholders may call 800-821-0803 for additional information about their accounts or the Funds.

PURCHASES THROUGH AUTHORIZED DEALERS

Generally, orders received by an authorized dealer before the New York Stock Exchange has closed for a particular day will be executed at the public offering price determined on that day, provided that the authorized dealer transmits the order to the Transfer Agent by 5:00 p.m. Eastern Time on that day. Authorized dealers are responsible for timely transmission of orders to the Transfer Agent. The sales agreements between the Distributor and the authorized dealers provide that all orders are subject to acceptance by the Funds, which retains the right to reject any order. From time to time, on a case-by-case basis, the Transfer Agent may make arrangements for later processing times with authorized dealers, so long as such arrangements comply with applicable law and Fund operating requirements. For wiring instructions, please see "Appendix A".

INITIAL PURCHASES THROUGH TRANSFER AGENT

Investors may open an account directly through the Transfer Agent by sending a completed, signed application and a check in the amount of the purchase price, made out to "Govett Funds", to the address shown in Appendix A. Minimum initial investment is $5,000 or more ($500 or more for First Stage Shareholders). In such cases, the sales charge is paid to the Distributor. THIRD PARTY CHECKS WILL NOT BE ACCEPTED IN PAYMENT FOR FUND SHARES. Shares may also be purchased through the Transfer Agent by bank wire, provided that within seven (7) days of an initial investment, the Transfer Agent has received an executed account application showing the investor's taxpayer identification number. Bank wire purchases are effected at the next computed public offering price after the wire is received. A wire investment is considered received when the Transfer Agent has been notified that the wire has been credited to a Fund. The investor is responsible for providing prior telephone notice to the Transfer Agent that a wire is being sent. The Transfer Agent will provide an account number which should be referenced on the wire instructions.

SUBSEQUENT INVESTMENTS THROUGH THE TRANSFER AGENT

After an initial investment is made and a shareholder account is established through an authorized dealer, subsequent purchases of $1,000 or more may be made ($25 or more for First Stage Shareholders), at the investor's option, directly through the Transfer Agent. Investors should use the investment stub located at the bottom of the Shareholder Statement Form or, if one is not available, a check made payable to the specific Fund should be sent to the Transfer Agent at the address indicated in Appendix A. Any check for additional shares sent directly to the Transfer Agent should reference the account number to which the money should be credited.

CERTIFICATES

Certificates are not issued for Class B Retail shares. Purchases not involving the issuance of certificates are confirmed to the shareholder and credited to the shareholder's account on the books of the Transfer Agent. The shareholder will have the same rights of ownership as if certificates had been issued.

DIRECTED DIVIDENDS

A shareholder may elect on the Account Application to have his or her dividends from one Fund paid to a third party or invested in shares of the same class of another series of the Funds, provided that an existing account in such other Fund is maintained by the shareholder. Both Fund accounts must be of the same type, either nonretirement or retirement. If the accounts are retirement accounts, they must both be for the same type of retirement plan and for the benefit of the same individual. Distributions are invested into the selected Fund at its NAV as of the payable date of the distribution.

AUTOMATIC INVESTMENT PLAN

Second Stage Shareholders may buy shares of a Fund through the Automatic Investment Plan ("AIP") with an initial amount of at least $5,000 and $100 thereafter, per Fund, to be invested on a regular basis. For First Stage Shareholders, the initial amount for an AIP remains at least $100 and $25 thereafter, per Fund, to be invested on a regular basis. The specified amount will be transferred directly from the investor's bank for investment into the designated Fund(s) on the designated investment day. These transfers are processed on the 10th, 15th, and 20th of each month (or on the next business day if the designated day falls on a holiday or a weekend). To participate in the

AIP, investors should complete the appropriate portion of the Account Application. An AIP may be terminated by the Transfer Agent or the Funds upon 30 days written notice, or by the participant at any time without penalty upon written notice to the Funds or the Transfer Agent.

SYSTEMATIC WITHDRAWAL PLAN

See "How to Redeem Shares," below.

SALES CHARGES

Investments in each Fund are subject to a contingent deferred sales charges ("CDSCs").

Class B RETAIL SHARES (CURRENTLY, CLASS B SHARE ARE NOT AVAILABLE TO THE GENERAL PUBLIC)

CDSCs

Investors may pay a CDSC on redemptions of Class B Retail shares within 6 years of purchase. The CDSC is charged as a percentage of the dollar amount subject to the charge, and is based on an amount equal to the current market value or the cost of the Class B Retail shares being redeemed, whichever is less. Thus, no CDSC is imposed on increases in net asset value above the initial purchase price. No CDSC is charged on shares purchased through reinvestment of dividends or capital gains distributions on Class B Retail shares, or on certain redemptions under a Systematic Withdrawal Plan, as described below. The calculation is determined in the manner that results in the lowest possible rate being charged. For purposes of determining the number of years from the time of any payment for the purchase of the shares, all payments during a month are aggregated and deemed to have been made on the last day of that month.

The schedule of CDSCs for Class B Retail shares is:

                                      CDSC AS A PERCENTAGE OF
                                -----------------------------------
                                  DOLLAR AMOUNT SUBJECT TO CHARGE
YEAR SINCE PURCHASE             -----------------------------------
-------------------
First.........................                4%
Second........................                4%
Third.........................                3%
Fourth........................                3%
Fifth.........................                2%
Sixth.........................                1%
Seventh and Eighth............                0%

Additionally, promotional incentives may be offered, in the form of cash or other compensation, to Service Organizations selling Class B Retail shares.

Waiver of CDSCs

CDSCs are waived under the following circumstances. See also the section on "Reinstatement Privilege", below.

     CONDITION FOR WAIVER
     --------------------
 .    Death or disability of the shareholder (as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended (the "Code")).

 .    Minimum required distribution from certain IRA or retirement plan distributions.

 .    Pursuant to Reinstatement Privilege, which may be EXERCISED ONLY ONCE for each Fund investment. Class B reinstatement proceeds can only be reinvested in Class A Retail shares.

 .    Redemptions made pursuant to the Funds' systematic withdrawal plan, but limited to 12% of the initial value of the account (annually) for Class B.

REINSTATEMENT PRIVILEGE. A Class B shareholder who redeemed Class B Retail shares of a Fund may reinstate any portion or all of the net proceeds of such redemption in CLASS A RETAIL SHARES of any other Fund. CLASS B REDEMPTION PROCEEDS CANNOT BE REINSTATED IN CLASS B RETAIL SHARES.

Any such reinstatements will be made at the NAV per share (without sales charge except as described under "How to Make Exchanges") next determined after the reinstatement request is received, which must be within 120 days after the date of the initial redemption. The redemption is a taxable event, but some or all of the loss on redemption may be disallowed under certain "wash sale" rules for federal income tax purposes. See "Dividends, Distributions and Federal Income Taxation U.S. Federal Taxation of Shareholders," below. It is the investor's responsibility or the responsibility of his broker to notify the Transfer Agent of the investor's intent to exercise the reinstatement privilege. The Funds may modify or terminate the reinstatement privilege at any time upon notice to shareholders.

                             HOW TO MAKE EXCHANGES

Generally, shareholders may exchange shares of one class of any Fund for shares of the same class of any other Fund, based upon their respective NAVs, without imposition of any sales charges provided that the account holder remains the same. Certain authorized dealers may be charged a fee for handling exchanges. If investors do not surrender all of their shares in an exchange, the remaining balance in the account after the exchange must be at least $500, or the Fund may automatically redeem the account in full as described in "How to Redeem Shares," below. The Funds may suspend, terminate or amend the terms of the exchange privilege upon 60-days' written notice to shareholders.

MONEY MARKET FUND. Shares of the Zurich Kemper Cash Account Trust Money Market Portfolio (the "Money Market Fund") may be exchanged for shares of any Fund.
The sales charge will be imposed if the shareholder's initial investment in the Govett Funds, Inc. is a purchase of Money Market Fund shares. The Money Market Fund is not a series of the Company, but is available as an exchange vehicle for Fund shareholders. Shares of one Fund class exchanged into the Money Market Fund may not be exchanged upon redemption of shares of the Money Market Fund for shares of another class, and the account registration and type of account must remain the same (that is, retirement or nonretirement account). Thus, Class B Retail shares of a Govett Fund exchanged into the Money Market Fund will be exchanged for Class B Retail shares of the designated Govett Fund registered identically for the same type of account. Checkwriting privileges are not available for Fund investors who hold shares of the Money Market Fund. The exchange privilege pertaining to the Money Market Fund does not constitute an offering or recommendation of the shares of that fund by Govett Funds or AIB Govett. Investors should obtain and read the current prospectus for any fund into which they want to invest and carefully consider that fund's investment objectives.

CLASS B MAY BE EXCHANGED INTO THE MONEY MARKET FUND. HOWEVER, THESE SHARES DO NOT "AGE" WITH RESPECT TO THE CDSC WHILE INVESTED IN THE MONEY MARKET FUND. Investors interested in making an exchange for shares of the Money Market Fund should write or call their authorized dealer or the Distributor to request the current Money Market Fund prospectus.

EXCHANGES BY TELEPHONE. Exchange orders effected by telephone should be communicated to the Transfer Agent at the telephone number shown in Appendix A.

AUTOMATIC EXCHANGE PLAN. Investors may exchange Fund shares through the Automatic Exchange Plan. Both accounts must be of the same type and class. To participate in this plan, investors should complete the appropriate portion of the Account Application, and should contact the Transfer Agent for more information. For Second Stage Shareholders, there is a $5,000 minimum for establishing a new account and $100 minimum for an existing account. For First Stage Shareholders, the minimum remains $100 for a new Fund in an identically registered account and the minimum for an existing Fund remains $25. These transactions are effected on the 25th of each month. If the 25th falls on a weekend or holiday, the transaction will be effected on the next business day.

EXCHANGES BY MAIL. Exchange orders effected by mail should be sent to the investor's authorized dealer or the Transfer Agent at the address set forth in Appendix A.

FREQUENT EXCHANGES. As a general principle, purchases, redemptions and exchanges of Fund shares should be made for investment purposes only. A pattern of frequent exchanges, purchases and sales may be deemed abusive by AIB Govett and at its discretion can be limited by a Fund's refusal to accept purchase and/or exchange orders from the investor. Although AIB Govett will consider all factors it deems relevant in determining whether a pattern of frequent purchases, redemptions, and/or exchanges by a particular investor is abusive and not in the best interests of a Fund or its shareholders, as a general policy, a pattern of more than one purchasesale transaction during any 30day period with respect to any particular Fund may be deemed abusive.

EXCHANGES OF CLASS B RETAIL SHARES. For purposes of computing the CDSC that would be payable if the new shares were redeemed, the CDSC is based on the holding period requirements of the original Fund, and the holding period of the original shares is added to the holding period of the new shares.

                              HOW TO REDEEM SHARES

GENERAL INFORMATION

You may redeem all or a portion of your shares on any business day. Your shares will be redeemed at the NAV per share next computed after the Transfer Agent receives your redemption request which has been completed in accordance with the account, less any applicable sales charges. Shareholders with accounts at authorized dealers may redeem shares through the dealer or directly through the Transfer Agent. IF THE SHARES ARE HELD IN THE DEALER'S "STREET NAME," THE REDEMPTION MUST BE MADE THROUGH THE DEALER. Please refer also to the "Reinstatement Privilege" section above.

Once your shares are redeemed, the proceeds will normally be sent to you the next business day if all redemption instructions described below are followed and all documentation is received by the Transfer Agent. If making immediate payment could affect a Fund adversely, it may take up to seven (7) days (or such shorter period as may be required by law or regulation) to pay you.

Shareholders requesting redemptions via bank wire should allow two (2) business days from the time the redemption request is accepted by the Transfer Agent for the proceeds to be deposited in the bank, although typically the wire will be completed within one (1) business day. A $9.00 processing fee will be deducted from the proceeds of redemptions wired from the Funds.

The Funds may withhold redeeming a shareholder's account until they are reasonably satisfied that checks used to pay for investments in one or more Funds have been collected (which may take up to 15 days from the date the Transfer Agent received the check). When the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC to merit such action, redemptions may be suspended or payment dates postponed. Under limited circumstances described in the Statement of Additional Information, redemptions may also be paid in securities or other assets of the redeeming Fund.

Each Fund may automatically redeem the shares of any shareholder who does not maintain at least $500 in the account. Automatic redemption will not occur if the account's value falls below $500 due to fluctuations in the value of the Fund's portfolio holding. The proceeds from such a redemption will be mailed to the shareholder's address of record. A shareholder will receive at least 30 days' prior written notice that their account will be closed unless they make an additional investment to bring their account to the minimum. Any applicable CDSC will be deducted from the proceeds of this redemption.

Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, as described in Appendix A. Supporting documentation may be required from corporations, executors, administrators, trustees, guardians and other fiduciaries. Fiduciaries should contact the Transfer Agent for further information. Redemption requests received after 4:00 p.m. Eastern Time will be honored at the NAV per share (less any applicable CDSC) calculated on the next business day (i.e., the next day the New York Stock Exchange is open for regular trading).

An original SIGNATURE GUARANTEE by a bank or trust company, brokerdealer, credit union, national securities exchange, registered securities association, clearing agency, savings and loan association or federal savings bank is required under the following circumstances:

 .    The shareholder wishes to redeem $50,000 or more by written request.

 .    The proceeds (in any amount) are to be paid to someone other than the registered owner(s) of the account.

 .    The proceeds (in any amount) are to be sent to any address other than the shareholder's address of record, predesignated bank, savings and loan, credit union, or brokerage firm account.

 .    The Transfer Agent believes that a signature guarantee would protect against potential claims based on the transfer instructions, including, for example, when (a) the current address of one or more joint owners of an account cannot be confirmed; (b) multiple owners have a dispute or give conflicting instructions to the Fund; (c) the Fund has been notified of an adverse claim; (d) the instructions received by the Fund are given by an agent, not the registered owner; (e) the Fund determines that joint owners who are married to each other are separated or involved in divorce proceedings, or (f) the authority of a representative of a corporation, partnership, association or other entity has not been established to the Fund's satisfaction.

 .    The proceeds are to be sent to the shareholder's address of record and that address has changed within the preceding 30 days.

Or

 .    The shareholder requests that the proceeds be sent directly to a bank, savings and loan, credit union, or brokerage firm account that has not been predesignated in the "Bank Wiring Information" section of the Account Application.

The Transfer Agent will accept signature guarantees from all eligible firms, as defined by Rule 17Ad15 under the Securities Act of 1934. The Fund reserves the right to waive signature guarantees and to request additional information under certain circumstances.

REDEMPTIONS THROUGH AUTHORIZED DEALERS

Shareholders with accounts at authorized dealers may submit redemption requests to the dealers. Orders received from securities dealers must be at least $500, unless submitted through Fund/SERV. Generally, the Transfer Agent accepts redemption requests by telephone on any business day from 9:00 a.m. to 5:00 p.m. Eastern Time, from dealers which have a dealer agreement with the Distributor or from other qualified brokers, provided that the dealer has received the request prior to 4:00 p.m. Eastern Time. From time to time, on a case-by-case basis, the Transfer Agent may make arrangements for later processing times with authorized dealers, so long as such arrangements comply with applicable law and Fund operation requirements. This is known as a repurchase. However, EVEN AFTER RECEIPT OF A REPURCHASE ORDER FROM A DEALER, THE FUNDS STILL REQUIRE A SIGNED LETTER FROM THE SHAREHOLDER CONTAINING REDEMPTION INSTRUCTIONS AND ALL OTHER DOCUMENTS REQUIRED FOR DIRECT REDEMPTION REQUESTS, AS STATED ABOVE. The shareholder's letter should refer to the Fund involved, the account from which the redemption is to be made, the fact that the repurchase was ordered through a dealer, and the dealer's name. Details of the dealerordered trade, such as the trade date, confirmation number, and the amount of shares or dollars, will speed processing. The sevenday period within which the proceeds of the shareholder's redemption will be sent will begin when the Transfer Agent receives all documents required to complete (or "settle") the repurchase in proper form. The redemption proceeds will not earn dividends or interest during the time between receipt of by the Transfer Agent of the dealer's repurchase order and the date the redemption is processed after all necessary documents have been received.
It is therefore in the shareholder's best interest to have all required documentation completed and forwarded to the Transfer Agent as soon as possible. The shareholder's dealer may charge a fee for handling the order. From time to time, on a case-by-case basis, the Transfer Agent may make arrangements for later processing times with authorized dealers, so long as such arrangements comply with applicable law and Fund operating requirements.

SYSTEMATIC WITHDRAWAL PLAN

For Second Stage Shareholders, a Systematic Withdrawal Plan is available to shareholders whose accounts total $50,000 or more. Under the Systematic Withdrawal Plan, the Transfer Agent will make specified monthly, quarterly, semiannual or annual payments to a designated party of any amount selected with a minimum of $100. For First Stage Shareholders, a Systematic Withdrawal Plan continues to be available to shareholders whose accounts total $5,000 or more with specific monthly, quarterly, semi-annual or annual payments to a designated party of any amount selected with a minimum is $25. The withdrawal will occur on the 25th of each month, or on the first business day following the 25th if the 25th is not a day the New York Stock Exchange is open for regular trading. Changes concerning the Systematic Withdrawal Plan must be received by the Transfer Agent at least two weeks prior to the next scheduled withdrawal. No CDSC is assessed on withdrawals under this Plan up to an annual total of 12% of the value of the shareholder's account. "Amount invested" for these purposes means the amount of the shareholder's investment in the Class B Retail shares on the date the plan for that class is established. The Funds reserve the right to change the terms and conditions of the Systematic Withdrawal Plan and the ability to offer it. For further information about the Systematic Withdrawal Plan, its requirements and its tax consequences, call the Transfer Agent at 800-821-0803.

                             TELEPHONE TRANSACTIONS

Unless the Telephone Privilege is waived by the shareholder (by completing the appropriate section of the Account Application), he or she may effect exchange, redemption and certain types of account maintenance transactions by telephone. The Telephone Privilege authorizes the Funds, the Transfer agent and the Distributor to act on instructions by telephone to exchange, redeem and generally to maintain the account for which the Telephone Privilege applies. A shareholder may give exchange instructions to the Transfer Agent by calling 800-821-0803.

The Telephone Privilege permits shareholders to redeem so long as the proceeds are payable to the shareholder(s) of record and sent to the address of record for the account or wired directly to their predesignated bank account. This privilege is not available if the address of record has been changed within the thirty days prior to a telephone redemption request. Proceeds from redemptions are expected to be wired on the next business day following the date of the redemption. The Funds reserve the right to terminate, limit or otherwise modify the Telephone Privilege at any time without prior notice. Shareholders who have retirement accounts with the Funds may not redeem by telephone.

In an effort to confirm that telephone requests are genuine, reasonable procedures are employed, which currently include recording all telephone instructions and mailing a confirming account statement to the record address. If reasonable procedures are followed, neither the Funds, the Distributor, nor the Transfer Agent will be liable for following telephone instructions it reasonably believes to be genuine. Any of the Funds, the Distributor, and the Transfer Agent may be liable for losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed. Exchanges and redemptions will be accepted from authorized dealers on behalf of a shareholder by telephone, provided that the exchange or redemption involves only uncertificated shares on deposit in the shareholder's account or shares for which certificates have previously been deposited.

Investors should be aware that they may have difficulties effecting telephone transactions during unusual market conditions.

                       DIVIDENDS, CAPITAL GAINS AND TAXES

Dividends and Capital Gains

All of the Funds except the Global Income Fund will distribute at least annually substantially all of their net investment income and net realized capital gains. Distributions from net investment income, if any, are expected to be small. Global Income Fund seeks to declare dividends daily and to pay dividends monthly from net investment income, if any. Such distributions may include all or a portion of the Fund's net realized shortterm gains. At least annually, distributions of any net realized or remaining gains will be declared.

With respect to all Funds, distributions from capital gains are made after applying any available loss carryovers and other adjustments permitted under the Code. Each Fund may make additional dividend or capital gain distributions as required to comply with certain distribution requirements under the Code.

DIVIDENDS AND CAPITAL GAINS PAYMENT OPTIONS

Shareholders may choose one of four options:

 .    Reinvest all income dividends and capital gains distributions in additional
     Fund shares.

 .    Receive income dividends in cash and accept capital gains distributions in additional Fund shares

 .    Receive capital gains distributions in cash and accept income dividends in additional Fund shares.

 .    Receive income dividends and capital gains distributions in cash.

Unless you designate otherwise in your account application, all income dividends and capital gains distributions for which reinvestment has been elected will be reinvested in shares of the Fund that paid the dividend or distribution.

You can change your distribution option by notifying the Transfer Agent in writing prior to the distribution record date. If you do not select an option, all dividends and distributions will be automatically reinvested. Automatic reinvestments in additional shares are made without a sales charge as of the date the dividend is declared using the net asset value determined on the payment date.

UNITED STATES FEDERAL TAXATION OF THE FUNDS

Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code for federal income tax purposes and to meet all other requirements that are necessary for it (but not its shareholders) to be exempt from federal taxes on income and gains paid to shareholders. In order to accomplish this goal, each Fund must, among other things, distribute substantially all of its ordinary income and net capital gains on a current basis and maintain a portfolio of investments which satisfies certain diversification criteria.

UNITED STATES FEDERAL TAXATION OF SHAREHOLDERS

For federal income tax purposes, any income dividends which the shareholder receives from a Fund, as well as any distributions derived from the excess of net shortterm capital gains over net capital losses, are treated as ordinary income whether the shareholder has elected to receive them in cash or in additional shares. Distributions derived from the excess of net capital gains over net shortterm capital losses are treated as capital gains regardless of the length of time the shareholder has owned the shares of a Fund and regardless of whether the shareholder receives such distributions in cash or in additional shares.

Certain distributions which are declared in October, November, or December but which, for operational reasons, may not be paid to the shareholder until the following January, may be treated for federal tax purposes as if received by the shareholder on December 31 of the calendar year in which the distributions are declared.

Redemptions and exchanges of Fund shares are taxable events on which a shareholder may realize a gain or loss. All or a portion of a loss realized upon a redemption of shares will be disallowed to the extent other shares of a Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after such redemption.

In addition, all or a portion of the sales charge incurred in purchasing shares of a Fund will not be included in the federal tax basis of any such shares sold within 90 days of their purchase (for the purpose of determining gain or loss upon the sale of such shares) if the sales proceeds are reinvested in the Fund and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated because the sales proceeds were reinvested in the Fund. The portion of the sales charge so excluded from the tax basis of the shares sold will equal the amount by which the sales charge that would otherwise be applicable upon the reinvestment is reduced. Of course, any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis acquired in the reinvestment.

Each Fund will inform shareholders of the source of dividends and distributions paid by the Fund at the time they are paid, and will promptly after the close of each calendar year advise shareholders of the tax status for federal income tax purposes of such dividends and distributions. Income received by the Funds may give rise to withholding and other taxes imposed by foreign countries. If more than 50% of the value of a Fund's assets at the close of a taxable year consists of securities of foreign corporations, the Fund may make an election that will permit shareholders to take a credit (or, if more advantageous, a deduction) for foreign income taxes paid by the Fund, subject to limitations contained in the Code. Shareholders would then include in gross income dividends paid to them by the Fund as well as the foreign taxes paid by the Fund on their foreign investments. The Funds cannot assure shareholders that they will be eligible for the foreign tax credit. The Funds will advise shareholders annually of their share for any creditable foreign taxes paid by the Funds.

Each Fund will be required to report to the Internal Revenue Service ("IRS") any taxable dividend or other reportable payment (including share redemption proceeds). Each Fund will also be required to withhold 31% of any such payments made to individuals and other nonexempt shareholders who have not provided a correct taxpayer identification number and made certain required certifications that appear in the Account Application provided with this Prospectus. A shareholder may also be subject to backup withholding if the IRS or a securities dealer notifies the Funds that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding for previous underreporting of interest or dividend income.

It is recommended that shareholders consult their own tax advisers with respect to the foregoing and the applicability of state and local income taxes to distributions and redemption proceeds received from a Fund. Shareholders who are not United States persons for purposes of federal income taxation should consult with their financial or tax advisers regarding the applicability of United States withholding taxes to distributions received by them from a Fund. More detailed information regarding taxation of shareholders and taxation of the Funds can be found in the Statement of Additional Information.

The foregoing discussion has been prepared by the management of the Company and does not purport to be a complete description of all tax implications of an investment in the Funds. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Funds.

                               OTHER INFORMATION

Confirmations and reports to Shareholders

Currently, each time a transaction is made that affects a shareholder's account- -such as an additional investment, redemption, exchange or payment of a dividend or distribution--the Transfer Agent will send a confirmation reflecting the transaction. Quarterly account statements will be sent for all Funds. In addition, monthly statements will be provided for Global Income Fund.

After the end of the Funds' fiscal year on December 31 and halfyear on June 30, shareholders will receive an annual and semiannual report, respectively. These reports list securities held by each Fund and include financial statements for each Fund.

The federal income tax status of Fund distributions to shareholders is reported to each shareholder shortly after the end of each calendar on Form 1099-DIV.

YEAR 2000

AIB Govett and its affiliates and the Funds' service providers have assembled teams of information technology professionals to address Year 2000 issues. The key phases of their preparation plans include: an inventory of all internal systems, vendor products and services, and data providers; an assessment of all systems for date reliance and the impact of the century rollover on each; and the renovation and testing of affected systems. The Funds will not bear the cost of these efforts. In addition, the portfolio management teams inquire about the Year 2000 preparations of current and prospective Fund investments, but there is no certainty that the information provided in response is complete or accurate or that a company's Year 2000 problems will not affect a Fund's performance.

Inadequate preparation for Year 2000 by the Funds' service providers and others with whom they interact could adversely affect the Funds' operations, including pricing, securities trading and settlement, and the provision of shareholder services. However, as a result of the service providers' efforts, the Funds do not anticipate a material adverse impact on their business, operations or financial condition relating to Year 2000 issues. Nevertheless, there can be no assurance that the steps being taken will be sufficient and timely or that interaction with other computer systems which are not prepared will not have a material adverse effect on the Funds' business, operations or financial condition.

THE EURO

On January 1, 1999, the European Monetary Union ("EMU") plans to introduce a new single currency, the euro, which will replace the national currencies of the participating member nations. Until 2002, the national currencies will continue to exist, but exchange rates will be pegged to the euro. As of the date of this Prospectus, the eleven member nations are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, Netherlands, Portugal, and Spain. Therefore, the Funds most likely to be affected by this change are International Equity Fund, International Smaller Companies Fund, Smaller Companies Fund, and Global Income Fund.

The introduction of the euro is likely to affect all stages of the investment process, including trading, foreign exchange, custody, and accounting. Because this change to a single currency is new and untested, the introduction of the euro may result in market volatility and may affect the business or financial condition of European issuers or of a Fund. In addition, while the conversion will eliminate currency risk among the participating nations, currency risk between the euro and the U.S. dollar remains a factor.

While there can be no assurances that the conversion will not adversely affect the Funds, the Investment Adviser, Subadviser, and the Funds' service providers are taking steps which they believe appropriately and reasonably address the issues involved in the introduction of the euro.

ORGANIZATION

The Govett Funds, Inc. is a Maryland corporation formed in 1990. It is registered with the SEC as an openend management company. Each Fund corresponds to a distinct investment portfolio and a distinct series of shares. Each Fund, other than Latin America Fund (currently closed to new investment and described in a separate prospectus) and Global Income Fund, is a diversified series of the
Company.  Latin America Fund and Global Income Fund are not diversified.   From
time to time the Board of Directors may, in its discretion, establish additional funds and issue additional classes of shares. Shares of the Funds are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable subject to applicable federal and state securities laws. Shareholders have no preemptive or conversion rights.

Each Fund has designated two retail classes of shares, Class A and Class B Retail shares, each described in a separated prospectus. AS OF THE DATE OF THIS PROSPECTUS, ONLY CLASS A RETAIL SHARES ARE AVAILABLE TO THE GENERAL

PUBLIC. Each Fund has also designated an Institutional Class, which is also described in a separate prospectus, and is available for purchase only by certain investors. Each class represents interest in the assets of each Fund and has identical voting, dividend, liquidation and other rights on the same terms and conditions, except that expenses related to distributing each class are borne solely by that class, and each class has exclusive voting rights regarding provisions of distribution plan which pertains to that class.

The Company normally will not hold meetings of shareholders except as required under the 1940 Act and Maryland law. On any matter submitted to a vote of shareholders, shares are voted by a Fund when the matter affects the specific interest of that Fund only, such as approval of a Fund's investment management arrangements. On other matters, the shares of all of the Funds will be voted in the aggregate on other matters, such as election of the Board of Directors or ratification of the Board's selection of independent auditors.

A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the outstanding shares may call a shareholder meeting. The Bylaws require that the Company assist shareholders in calling such a meeting.

Pursuant to the Company's Articles of Incorporation, each Fund may issue up to 250 million shares. Each share represents an interest in that Fund only, has a par value of onethousandth of one cent per share, represents an equal proportionate interest in the Funds with other shares of that Fund, and is entitled to such dividends and distributions out of the income earned and gains realized on that Fund's assets as may be declared by the Board of Directors.

PERFORMANCE INFORMATION

Each Fund may from time to time include information on its investment results and/or comparisons of its investment results to various managed or unmanaged indices or averages or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.

In such materials, a Fund may quote its average annual total return ("Standardized Return"). Standardized Return represents the percentage rate reflecting the average annual change in the value of an assumed investment in the Fund at the end of a oneyear period and at the end of five and tenyear periods, reduced by the maximum applicable frontend sales charge imposed on sales of Fund shares. Performance information with respect to a Fund will also reflect that any applicable CDSC has been paid. If a one, five, and/or tenyear period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. The Standardized Return computation assumes the reinvestment of all dividends and capital gain distributions at net asset value.

In addition, a Fund may also include in advertisements, sales literature and shareholder reports other than total return performance data ("NonStandardized Return"). NonStandardized Return reflects the percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation) and will assume reinvestment of all dividends and capital gain distributions. NonStandardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted. It may consist of an aggregate or average annual percentage rate of return, actual yearbyyear rates or any combination thereof. It may or may not take sales charges into account. A Fund's performance calculated without taking the effect of sales charges into account will be better than such performance including the effect of such charges.

Global Income Fund may also refer in advertising and promotional materials to its yield. A Fund's yield shows the rate of income that it earns on its investments, expressed as a percentage of the public offering price of its shares. The Fund calculates yield by determining the investment income it earned from its portfolio investments for a specified thirtyday period (net of expenses), dividing such income by the average number of share outstanding, and expressing the result as an annualized percentage based on the public offering price of its shares at the end of that thirtyday period. Yield accounting methods differ from the methods used for other accounting purposes; accordingly, a Fund's yield may not equal the dividend income actually paid to investors or the income reported in its financial statements.

Yield and total return are calculated separately for Class A, Class B and Institutional Class shares of each Fund.

Because of the differences in sales charges and distribution charges, the total returns for each of the classes of the same Fund will differ.

Each Fund's performance data reflects past performance and is not necessarily indicative of future results. A Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other mutual funds, other investment vehicles and unmanaged indices. A Fund's results also should be considered relative to the risks associated with its investment objectives and policies. See "Performance" in the Statement of Additional Information.

The Company's most recent Annual Report and SemiAnnual Report contain additional performance information on the International Equity Fund, Emerging Markets Equity Fund, Smaller Companies Fund, and Global Income Fund. These Reports are available without charge upon request by calling the Transfer Agent. See Appendix A.

EFFECT OF BANKING LAWS

The GlassSteagall Act and other banking laws and regulations (the "Banking Laws") presently prohibit member banks of the Federal Reserve System or their nonbank affiliates (the "Member Banks") from sponsoring, organizing, controlling or distributing shares of registered openend investment companies, such as the Funds. Under the Banking Laws, however, a Member Bank may act as an investment adviser, transfer agent, administrator or custodian to a registered openend investment company, and it also may act as agent in connection with the purchase of shares of such an investment company upon certain customer orders. Each of AIB Govett and the Subadviser is an affiliate of First National Bank of Maryland, whose parent company, First Maryland Bancorp, is a whollyowned subsidiary of AIB, and, thus, is subject to compliance with the Banking Laws.

Changes to the Banking Laws or future judicial or administrative decisions could result in any of AIB Govett and the Subadviser being prevented from continuing to perform services required under its investment advisory agreement with the Company, subadvisory agreement with AIB Govett, or the SubAdministration Agreement with the Distributor, as the case may be. If any of AIB Govett and the Subadviser were prevented from continuing to provide services called for under any of those agreements, it is expected that the Board of Directors would identify, and ask the Funds' shareholders to approve, a new investment adviser or subadviser. If this was to occur, the Board of Directors would seek to take action so that no shareholder of any Fund would suffer any adverse consequences.

                                   APPENDIX A

                ADVISER AND SHAREHOLDER SERVICES REFERENCE GUIDE

Shareholders are encouraged to place purchase, exchange and redemption orders through their securities dealers. Shareholders may place orders directly through the Funds' Transfer Agent. Mail transactions sent by overnight private mail service should always be sent to the address shown in "Transactions by Mail." Failure to follow this instruction is likely to result in a delay in effecting your transaction.

ADVISER SERVICES. Financial advisers may call 800-634-6838 to reach the Adviser Service Desk.

TRANSACTIONS BY MAIL. For NEW ACCOUNTS, send the completed Account Application with a check to:

                  via U.S. Postal Service                               via overnight delivery service
                     GOVETT FUNDS                                              GOVETT FUNDS
                    P.O. BOX 61503                                          3200 HORIZON DRIVE
            KING OF PRUSSIA, PA 19406-0903                            KING OF PRUSSIA, PA 19406-0903

For SUBSEQUENT INVESTMENTS, send a letter stating the Fund's name, the name(s) of the shareholder(s) in whose name(s) the account is registered, and the account number, together with a check for each subsequent investment, to:

                via U.S. Postal Service                               via overnight delivery service
                     GOVETT FUNDS                                              GOVETT FUNDS
                    P.O. BOX 412797                                         3200 HORIZON DRIVE
              KANSAS CITY, MO 64141-2797                              KING OF PRUSSIA, PA 19406-0903

INVESTMENTS BY BANK WIRE. An investor opening a new account should call 800-821-0803. Within seven days of purchase, the investor must send a completed Account Application containing the investor's taxpayer identification number to the Funds at the address stated under "Investments by Mail." Wire instructions must state the Fund's name, the name(s) of the shareholder(s) in whose name(s) the account is registered, and the account number. Bank wires should be sent through the Federal Reserve Wire System to:

United Missouri Bank KC, N.A.
ABA #10-10-00695
For First Data Investor Services Group
Bank Account #9870370719
FBO Govett _________ Fund
Shareholder Name and Account Number

EXCHANGES BY MAIL. Send complete instructions, including the name of the Funds which shares are to be exchanged in and out of, the amount of the exchange, the name(s) of the shareholder(s) in whose name(s) the account is registered, and the account number, to:

                via U.S. Postal Service                               via overnight delivery service
                     GOVETT FUNDS                                              GOVETT FUNDS
                    P.O. BOX 61503                                          3200 HORIZON DRIVE
            KING OF PRUSSIA, PA 19406-0903                            KING OF PRUSSIA, PA 19406-0903

TELEPHONE TRANSACTIONS. If you have not waived the Telephone Privilege on the Account Application, you may call the Funds at 800-821-0803 to effect exchanges and redemptions.

                                 GOVETT FUNDS
                       GOVETT INTERNATIONAL EQUITY FUND
                      GOVETT EMERGING MARKETS EQUITY FUND
                  GOVETT INTERNATIONAL SMALLER COMPANIES FUND
                         GOVETT SMALLER COMPANIES FUND
                           GOVETT GLOBAL INCOME FUND



TRANSFER AGENT                                  CUSTODIAN
First Data Investor Services Group, Inc.        The Chase Manhattan Bank
3200 Horizon Drive                              4 MetroTech Center
P.O. Box 61503                                  Brooklyn, NY 11245
King of Prussia, PA 19406-0903
800-821-0803

DISTRIBUTOR                                     ACCOUNTING AND ADMINISTRATION SERVICES
FPS Broker Services, Inc.                       Chase Global Funds Services Company
3200 Horizon Drive                              73 Tremont Street,
P.O. Box 61503                                  11th Floor
King of Prussia, PA 19406-0903                  Boston, MA 02108
800-634-6838

GOVETT FUNDS                                    DIRECTORS
250 Montgomery Street, Suite 1200               Patrick K. Cunneen, Chairman
San Francisco, CA 94104                         Elliot L. Atamian
800-731-1755                                    Sir Victor Garland
415-263-1865                                    James M. Oates
                                                Frank R. Terzolo

INVESTMENT MANAGER
AIB Govett, Inc.
250 Montgomery Street, Suite 1200
San Francisco, CA 94104
800-731-1755
415-263-1865


                                 GOVETT FUNDS
                      Class A, B and Institutional Shares

                         Prospectus dated _____, 1998

This Prospectus describes two funds (the "Funds") offered to investors by The Govett Funds, Inc. (the "Govett Funds" or the "Company"). Each of the Funds is
managed by AIB Govett, Inc. ("AIB Govett" or the "Investment Manager").   AIB
Govett Asset Management Limited ( "AIB Govett London" or the "Subadviser," formerly John Govett & Co. Limited) serves as subadviser to each Fund.

     . GOVETT EUROPE FUND seeks long-term capital appreciation by investing primarily in equity securities of growth oriented companies located in Europe


     . GOVETT CHINA FUND seeks long-term capital appreciation by investing primarily in equity securities of companies which have considerable exposure to the Chinese economy.

Investing in emerging and developing markets involves a higher degree of risk and expense than investing in domestic or developed markets. Investments in the Funds should be considered long-term, and there can be no assurance that any Fund will achieve its investment objective.

THESE TWO FUNDS ARE CURRENTLY NOT AVAILABLE TO THE GENERAL PUBLIC.

Investors may buy shares of the Funds through brokerage and securities firms nationwide, or directly, by calling the Funds at 800-821-0803. Please read this Prospectus carefully before investing, and retain it for future reference. It provides concise information to help an investor decide if a Fund's goal matches his or her own. A Statement of Additional Information about the Funds, dated _________, 1998, as amended from time to time, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. For a free copy, call 800-634-6838, or write to the Funds' Distributor at the address shown on the back cover.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   CONTENTS

ABOUT THE FUNDS

SUMMARY OF INVESTOR COSTS...........................................

FINANCIAL HIGHLIGHTS................................................

AN OVERVIEW OF THE FUNDS............................................

INVESTMENT TECHNIQUES AND POLICIES..................................

INVESTMENT RISKS....................................................

MANAGEMENT OF THE FUNDS.............................................

ABOUT YOUR ACCOUNT

MULTIPLE CLASSES OF SHARES..........................................

HOW TO BUY SHARES...................................................

HOW TO MAKE EXCHANGES...............................................

HOW TO REDEEM SHARES................................................

TELEPHONE TRANSACTIONS..............................................

DIVIDENDS, CAPITAL GAINS AND TAXES..................................

OTHER INFORMATION...................................................

APPENDIX A: QUICK REFERENCE GUIDE...................................

APPLICATION FORM

                           SUMMARY OF INVESTOR COSTS

The operating expenses and maximum transaction expenses expected to be associated with an investment in the Funds are reflected in the following tables:

A.   SHAREHOLDER TRANSACTION EXPENSES FOR EACH FUND

                                                                 MAXIMUM SALES
                      MAXIMUM            MAXIMUM SALES          LOAD IMPOSED ON
                     DEFERRED           LOAD IMPOSED ON            DIVIDEND                                       EXCHANGE
    CLASS           SALES LOAD             PURCHASES             REINVESTMENTS             REDEMPTION FEES          FEES
------------    ----------------     --------------------    ---------------------     ---------------------   ------------
      A               NONE                   NONE                   NONE                      1.00%/1/             1.00%/1/
      B               4.00%                  NONE                   NONE                      NONE                  NONE
 Institutional        NONE                   NONE                   NONE                      1.00%/1/             1.00%/1/

B.   ANNUAL OPERATING EXPENSES FOR EACH CLASS OF EACH FUND

                                                                                                                TOTAL OPERATING
                                                                                      OTHER EXPENSES              EXPENSES
                                                                                          (AFTER                   (AFTER
   FUND                               MANAGEMENT FEE           12B-1 FEES            REIMBURSEMENT)/2/         REIMBURSEMENT)/2/
-------------------------------    ---------------------    ------------------    -----------------------   -----------------------
   CLASS A
   Europe                                 1.00%                   0.35%                    1.15%                     2.50%
   China                                  1.00%                   0.35%                    1.15%                     2.50%

   CLASS B
   Europe                                 1.00%                   1.00%                    1.15%                     3.15%
   China                                  1.00%                   1.00%                    1.15%                     3.15%

   INSTITUTIONAL CLASS
   Europe                                 1.00%                   NONE                     0.75%                     1.75%
   China                                  1.00%                   NONE                     0.75%                     1.75%

The Investment Manager has agreed to reduce its management fees and to pay certain Fund operating expenses through at least December 31, 1998 to the extent necessary to limit total annual Fund Operating Expenses to the percentages listed above under "Total Operating Expenses". Long-term Fund shareholders may pay more than the economic equivalent of the maximum front-end sales charge otherwise permitted by the National Association of Securities Dealers, Inc. ("NASD").

C.   EXAMPLES OF EXPENSES

Assuming the current fee waivers and expense limitations remain in effect, you would pay the following expenses on a $1,000 investment assuming (1) 5% annual return3 and (2) redemption at the end of each time period:

   FUND                             1 YEAR                    3 YEARS
---------------------------    -------------------      -------------------
   CLASS A
   Europe                            $25                       78
   China                              25                       78

   CLASS B
   Europe                             72                      127
   China                              72                      127

   INSTITUTIONAL CLASS
   Europe                             18                       55
   China                              18                       55

You would pay the following expenses on the same investment assuming no redemption:

  FUND                                    1 YEAR                   3 YEARS
-------------------------------      -------------------      ------------------
  CLASS A
  Europe                                   $25                       78
  China                                     25                       78

  CLASS B
  Europe                                    32                       97
  China                                     32                       97

  INSTITUTIONAL CLASS
  Europe                                    18                       55
  China                                     18                       55

The above tables are not intended to reflect precisely the fees and expenses associated with a particular person's investment in the shares of the Funds. THE TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE FUND EXPENSES, AND ACTUAL FUND EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN IN THE TABLES. Rather, the tables have been provided only to assist investors in understanding the various costs and expenses that a shareholder will bear, directly or indirectly, in connection with an investment in the Funds.

_____

  1 AS OF SEPTEMBER 1, 1998, CLASS A AND INSTITUTIONAL CLASS SHARES ARE SUBJECT TO A SHORT-TERM REDEMPTION FEE OF 1% ON SHARES REDEEMED WITHIN 6 MONTHS OF ACQUISITION. AS OF DECEMBER __, 1998, EXCHANGES OF CLASS A AND INSTITUTIONAL CLASS SHARES ARE ALSO SUBJECT TO A 1% FEE ON SHARES EXCHANGED WITHIN SIX MONTHS OF ACQUISITION. THE FEE IS PAID TO THE FUND AND ITS PURPOSE IS TO DISCOURAGE SHORT-TERM TRADING

  2 AT PRESENT, THESE TWO FUNDS ARE NOT AVAILABLE FOR PURCHASE BY THE GENERAL PUBLIC. The percentages shown in "Other Expenses" and "Total Operating Expenses" are net of reimbursement by the Investment Manager. The percentage in "Other Expenses" for the shares of the Europe Fund and China Fund are estimated and based on the operating expense information for the Emerging Markets Equity Fund, one of the series of the Company currently offered to the public. The percentages for "Other Expenses" for the Class A shares, Class B shares, and Institutional Class shares of the Emerging Markets Equity Fund are based on expenses incurred by the Fund on Class A during the year ended December 31, 1997 after expense reimbursements. The estimates for Class B and Institutional Class shares are adjusted from the Class A expense information by estimated class specific expenses. Absent reimbursements, "Other Expenses" as a percentage of net assets for the Class A shares, Class B shares, and Institutional shares of the Emerging Markets Equity Fund would have been 1.41%, 1.41%, and 0.97%, respectively, for the year ended December 31, 1997. The "Other Expenses" for the year ended December 31, 1997 have been calculated using the 12b-1 fee then in effect for Class A of 0.50% (except Global Income which was 0.35%). Absent such reimbursements, "Total Operating Expenses" as a percentage of net assets for the Class A shares, Class B shares, and Institutional shares of the Emerging Markets Equity Fund, would have been 2.91%, 3.41%, and 1.97%, respectively, for the year ended December 31, 1997.

  3 The 5% annual return assumption in this example is required by SEC regulations applicable to all mutual funds; it does not represent a projection of the Funds' actual performance

                           AN OVERVIEW OF THE FUNDS

The following paragraphs summarize the Funds' objectives and investment policies.

Although no Fund provides a complete or balanced investment program, investors may use each Fund as part of a comprehensive program to meet their long-term needs. Of course, there can be no assurance that any Fund will meet its investment objective. Please refer also to "Investment Techniques and Policies," below, and to the Statement of Additional Information.

The Statement of Additional Information provides the full text of the Funds' investment restrictions and other investment policies. Except for each Funds' investment objective and those investment restrictions designated as "fundamental," which only may be changed with shareholder approval, the investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed at any time by the Company's Board of Directors.

EUROPE FUND seeks long-term capital appreciation by investing primarily in equity securities of growth-oriented issuers located in Europe.

Under normal market conditions, the Fund invests at least 65% of the total assets in equity securities -- that is, common stocks, preferred stocks, and warrants to acquire such stocks -- of issuers located in Europe; provided that the Fund invests in at least three issuers located in different countries. The Fund defines Europe to include (a) Western Europe, that is, those countries in the European Community and certain countries that are not members of the European Community but otherwise are commonly accepted as in Western Europe, such as Switzerland and Norway, (b) Central and Eastern Europe, such as Bulgaria, Estonia, Latvia, Lithuania, Czech Republic, Slovakia, Hungary, Poland, Romania, Russia, and Slovenia, and (c) certain other countries that are contiguous to one or more countries in Western, Central, or Eastern Europe that the Investment Manager considers as a part of Europe, such as Turkey. The Fund typically invests in securities listed on recognized securities exchanges, but it may hold securities that are listed on other exchanges or that are not listed.

The Fund may invest up to 35% of its total assets in other equity securities, in debt obligations convertible into equity securities, and in non-convertible debt securities.







CHINA FUND seeks longterm capital appreciation by investing primarily in equity securities of companies which have considerable exposure to the Chinese economy.

Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities -- that is, common stocks, preferred stocks, and warrants to acquire such stocks -- of issuers (a) organized under the laws of China, including Hong Kong, (b) whose shares are traded on exchanges located in China or Hong Kong, (c) which derive approximately 50% of their gross sales or gross profits from China, Hong Kong or both, or (d) which have approximately 50% of their assets in China, Hong Kong, or both. The Fund typically invests in securities listed on recognized securities exchanges, including the Hong Kong, Shanghai, and Shenzhen stock exchanges, but it may hold securities that are listed on other exchanges or that are not listed.

The Fund may invest up to 35% of its total assets in other equity securities, in debt obligations convertible into equity securities, and in non-convertible debt securities.


                      INVESTMENT TECHNIQUES AND POLICIES

Although no Fund provides a complete or balanced investment program, investors can use each as part of an overall program to meet long-term objectives. Although each Fund may receive current income from dividends, interest and other sources, income is only an incidental consideration in AIB Govett's selection of a Fund's investments. Of course, there can be no assurance that any Fund will achieve its investment objective. Each Fund's net asset value ("NAV") fluctuates as the value of its portfolio securities fluctuates.

In interpreting each Fund's investment policies and objectives, AIB Govett adheres to the following principles and definitions:

 .    Whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in a security or other asset, or sets forth a policy regarding quality standards, such percentage limitation is determined immediately after and as a result of the Fund's acquisition of that asset. Any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered when determining whether the asset complies with the Fund's investment policies and limitations (but any increase or decrease will be considered when determining whether the asset complies with regulatory limitations that apply to borrowings and illiquid securities).

 .    The term "issuers located in" a particular country or region includes issuers (i) which are organized under the laws of that country or a country in that region and which have their principal office in that country or a country in that region; or (ii) which derive 50% or more of their total revenues from business in that country or a country in that region; or
     (iii) the equity securities of which are principally traded on a stock exchange of that country or a country in that region.


GENERAL LIMITATIONS

Europe Fund and China Fund are "diversified companies," as that term is defined in the 1940 Act. As diversified companies, these Funds, with respect to 75% of its total assets, may not invest more than 5% of their respective total assets in the securities of any one issuer (excluding the U.S. Government and its agencies) or more than 10% of the outstanding voting securities of any one issuer

With respect to all Funds, no Fund may borrow money or mortgage or pledge any of its assets, except that a Fund may borrow from banks, for temporary emergency purposes, up to 331/3 % of its total assets and pledge up to 331/3 % of its total assets in connection with such borrowing. Any borrowings that come to exceed the 331/3 % limitation will be reduced within three days. No Fund may purchase securities when its borrowings exceed 5% of its total assets. No Fund may make loans if, as a result, more than 331/3 % of the Fund's total assets would be lent to other parties, except (i) through the purchase of a portion of a debt issue in accordance with the Fund's investment objectives, policies or limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities. No Fund may invest 25% or more of its total assets in any one industrial classification. These limitations are fundamental and cannot be changed without shareholder approval.

As a non-fundamental policy, no Fund may invest more than 5% of its respective net assets in securities restricted as to resale or in illiquid securities, and no Fund may purchase a security if, as a result, more than 5% of that Fund's net assets would be invested in warrants, or more than 2% of the Fund's net assets would be invested in warrants not listed on the American Stock Exchange or the New York Stock Exchange.

INVESTMENT TECHNIQUES

DEPOSITORY RECEIPTS. The Funds may invest in sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), and similar global instruments to the extent that they may invest in the underlying securities. A U.S. or foreign bank or trust company typically "sponsors" these depository instruments, which evidence ownership of underlying securities issued by a U.S. or foreign corporation. Unsponsored programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, information about the issuer may not be as readily available or as current as for sponsored depository instruments, and prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

INVESTMENT IN DEBT SECURITIES AND COMMERCIAL PAPER. At least 75% of each Fund's total assets invested in non-convertible debt securities other than commercial paper must be rated, at the time of purchase, at least in the A category by Standard & Poor's or Moody's, or if unrated, determined to be of comparable quality by AIB Govett. These three Funds' commercial paper investments must, at the time of purchase, be rated at least Prime-2 by Moody's or A-2 by Standard & Poor's, or if unrated, determined to be of comparable quality by AIB Govett.

The subsequent downgrade of a debt security to a level below the investment grade required for the Fund will not require an immediate sale of the security. However, AIB Govett will consider the circumstances of the downgrade in determining whether to hold that security, including causes of the downgrade, local market conditions, and general economic trends.

TEMPORARY STRATEGIES. To retain flexibility to respond promptly to changes in market and economic conditions, AIB Govett, in its discretion, may use temporary defensive strategies. Under such strategies, a Fund may hold up to 100% of its total assets as cash (either U.S. dollars, foreign currencies or multinational currency units), and/or invest in shortterm, high quality debt securities. For debt obligations other than commercial paper, such instruments must be rated, at the time of purchase, at least in the AAA category by Standard & Poor's or at least in the Aaa category by Moody's, or if unrated, determined to be of comparable quality by AIB Govett. For commercial paper, such investments must be rated, at the time of purchase, at least A-2 by Standard & Poor's or Prime-2 by Moody's, or if unrated, determined to be of comparable quality by AIB Govett

HEDGING STRATEGIES. Each Fund may use certain hedging strategies to attempt to reduce the overall level of investment and currency risk normally associated with its investments, although there can be no assurance that such efforts will succeed. Among the types of transactions which may be used are: forward currency contracts, writing of covered put and call options, purchase of put and call options on currencies and equity and debt securities, stock index futures and options thereon, interest rate or currency futures and options thereon, and securities futures and options thereon. It is currently intended that no Fund will place more than 5% of its net assets at risk in any one of these transactions or securities

REPURCHASE AGREEMENTS AND OVERNIGHT TIME DEPOSITS. Each Fund may enter into repurchase agreements, in which the Fund acquires a high grade liquid debt security from a U.S. bank, broker-dealer or other financial institution that simultaneously agrees to repurchase the security at a specified time and price. Repurchase agreements are collateralized, in an amount at least equal to the current value of the loaned securities, plus any accrued interest, by cash, letters of credit, U.S. Government securities, or other high grade liquid debt securities at the Fund's custodian (or designated subcustodian), segregated from other Fund assets. In segregating such assets, the Fund's custodian either places them in a segregated account or separately identifies them and makes them unavailable for investment by the Fund. Each Fund may also invest in overnight time deposits placed at competitive interest rates with creditworthy banks, including the Funds' custodian.

INVESTMENT IN OTHER INVESTMENT COMPANIES. Emerging and developing markets countries often limit foreign investments in equity securities of issuers located in such countries. As a result, the Funds may be able to invest in such countries solely or primarily through open- or closed-end investment companies. Each Fund may invest in such companies to the extent permitted under the 1940 Act. The Funds may not invest in any investment companies managed by AIB Govett or any of its affiliates. Investments in investment companies may involve a duplication of certain expenses, such as management and administrative expenses.

RESTRICTED SECURITIES. The Funds may invest in foreign securities that are restricted against transfer within the U.S. or to U.S. persons. Although securities subject to such U.S. transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. Unless these securities are limited as to resale within their principal market, the Funds treat such foreign securities whose principal market is abroad as not being subject to investment limitation on restricted securities.

                               INVESTMENT RISKS

The quality and quantity of historic economic and securities market data are, in many foreign and emerging markets, limited, and many foreign markets are inherently more volatile than the U.S. securities markets. AIB Govett utilizes investment policies which involve the review and analysis of overall market information to determine geographic and sector exposure and the investigation of individual candidate companies within that strategic focus.

MARKET. Equity and bond markets outside the U.S. have significantly outperformed U.S. markets from time to time. Consequently, AIB Govett believes that investments in foreign securities may provide greater long-term investment returns than would be available from investing solely in U.S. securities. Nevertheless, each Fund's portfolio is subject to market risk--the possibility that stock and bond prices will decline over short, or even extended, periods-- to a greater degree than domestic investments, as a result of a variety of factors that can affect stock and bond prices.

For example, there may be less information publicly available about foreign companies, and less government regulation and supervision of foreign stock exchanges, securities dealers and publicly traded companies than is available about comparable U.S. entities. Accounting, auditing and financial reporting standards, practices and requirements are not uniform and may be less rigorous than U.S. standards. Securities of some foreign companies are less liquid, and their prices are more volatile, than securities of comparable U.S. companies. Trading settlement practices in some markets may be slower or less frequent than in the U.S., which could affect liquidity of a Fund's portfolio. Trading practices abroad may offer less protection to investors. In some foreign countries, any or all of expropriation, nationalization, and confiscation are risks to which non-U.S. securities may be subject. A foreign government's limits on the repatriation of distributions and profits and on the removal of securities, property, or other assets from that country may affect a Fund's liquidity and the value of its assets. Political or social instability, including war or other armed conflict, or diplomatic developments also could affect the Funds.

CURRENCY. The Funds, as are most foreign investors, are also exposed to currency risk if the U.S. dollar value of securities denominated in other currencies is adversely affected by exchange rate movements. Currency risk could affect the value of a Fund's investments, the value of dividends and interest earned by a Fund, and the value of gains which may be realized.

FOREIGN TAXATION. Some foreign governments levy brokerage taxes, increasing the cost of securities subject to the tax and reducing any realized gain or increasing any realized loss. Foreign governments also may withhold taxes from dividends, distributions and interest paid. Such taxes may adversely affect a Fund's net asset value.

INVESTING IN EMERGING MARKETS. The risks of investing in foreign securities are intensified if the investments are in emerging or developing markets. In general, these markets may offer special investment opportunities because their securities markets, industries and capital structure are growing rapidly, but investments in these countries involve special risks not present in the U.S. or in mature foreign markets, such as Germany or the United Kingdom. Settlement of securities trades may be subject to extended delays, so that a Fund may not receive securities purchased or the proceeds of sales of securities on a timely basis. Emerging markets generally have smaller, less developed trading markets and exchanges, which may affect liquidity, so that the fund may not be able to dispose of those securities quickly and at a reasonable price. These markets may also experience greater volatility, which can materially affect the value of a Fund's portfolio and, therefore, its net asset value. Emerging market countries may have relatively unstable governments. In such environments the risk of nationalization of businesses or of prohibitions on repatriation of assets is greater than in more stable, developed political and economic circumstances. The risk is especially acute with respects to the Govett China Fund where AIB Govett may invest significant Fund assets in China, Hong Kong, or both. The economy of a developing market country may be predominantly based on only a few industries, and it may be highly vulnerable to changes in local or global trade conditions. The legal and accounting systems, and mechanisms for protecting property rights, may not be as well developed as those in more mature economies. In addition, some emerging markets countries have general or industry-specific restrictions on foreign ownership that may limit or eliminate the Fund's opportunities to acquire desirable securities

INVESTING IN CHINA. Investing in China, Hong Kong, Taiwan, or other countries in and around China (the "China Region") involves certain risks and special considerations not typically associated with investing in other emerging markets or more established economies or securities markets. Among those risks are: a greater risk of expropriation, nationalization, and confiscatory taxation of Fund assets because China's totalitarian government has the power to make unilateral changes in China's foreign investment laws; a greater risk of loss caused by illiquid investments and price volatility because of the relatively small market capitalization and trading volume of China Region securities; a greater risk of loss caused by highly volatile exchange rates because the Chinese currency, the Renminbi, is not freely convertible; and the related possibility that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978, thus returning the country to the centrally planned economy that existed prior to 1978.

INVESTING IN SMALLER COMPANIES. The smaller companies in which the Funds invest often have rates of sales, earnings, and share price appreciation that exceed those of larger companies. However, such companies also often have limited product lines, markets or financial resources. Stocks of smaller companies may have limited marketability and typically experience greater price volatility than stocks of larger companies. The Fund's share price may reflect this volatility.

INTEREST RATES AND CREDIT. The value of fixed income-securities held by the Funds generally fluctuates inversely with interest rate movements. Securities in the BBB and Baa (Standard & Poor's/Moody's) major rating categories have speculative characteristics and changes in economic conditions and other circumstances are more likely to lead to a weakened capacity to make principal or interest payments than in the case of higher rated bonds.

The Funds may invest in debt securities rated below investment grade. These securities may be the equivalent of high yield, high risk "junk bonds," which generally have a greater potential for default or price change than higher quality securities caused by changes in the issuer's creditworthiness, economic downturns or interest rate increases. The issuers of such debt securities may be unable or unwilling to repay principal on interest when due, and a Fund may incur additional expenses if it is required to seek recovery following a default in the payment of principal or interest on its holdings. In addition, remedies for defaults on debt securities issued by emerging market governments generally must be pursued in the courts of the defaulting government, and legal recourse can therefore be significantly diminished.

SOVEREIGN DEBT OBLIGATIONS. Funds which may invest in sovereign debt obligations may have difficulty disposing of and valuing them because there may be a limited trading market for them. If reliable market quotations are not available, AIB Govett values such securities in accordance with procedures established by the Board of Directors. AIB Govett's judgment and credit analysis plays a greater role in valuing sovereign debt obligations compared to securities for which external sources for quotations and last sale information are available. Adverse publicity and changing investor perceptions may affect the value of these securities and the Funds' ability to dispose of them. Because there may be no liquid secondary market for many of these securities, the Funds anticipate that the securities could be sold only to a limited number of dealers or institutional investors. See "How Funds Value Their Shares" in this Prospectus and "Description of Securities, Investment Policies and Risk Factors" in the Statement of Additional Information.

                            MANAGEMENT OF THE FUNDS

Under the Company's Articles of Incorporation and the laws of Maryland, the Board of Directors is responsible for overseeing the conduct of the Company's business and the activities of each Fund. Under the Investment Management Agreement (the "Investment Management Agreement"), effective on January 1, 1998, between the Company and AIB Govett, and subject to such policies as the Board may establish, AIB Govett provides the Funds with day-to-day management services and makes, or supervises any subadviser who makes, investment decisions on the Company's behalf in accordance with each Fund's investment policies.

ADVISER AND SUBADVISER

AIB Govett, 250 Montgomery Street, Suite 1200, San Francisco, CA 94104, is a Maryland corporation. AIB Govett is a wholly-owned subsidiary of AIB Asset Management Holdings Limited ("AIBAMH"), which is a majority-owned subsidiary of Allied Irish Banks, plc ("AIB"). AIB is the largest bank in the Republic of Ireland, with assets of approximately $62 billion as of December 31, 1997. AIBAMH has approximately $14 billion of assets under management as of December 31, 1997.

AIB GOVETT LONDON is a U.K. company located at Shackleton House, 4 Battle Bridge Lane, London SE1 2HR, England. A money manager since the 1920s, it has developed special expertise in investing in emerging markets and smaller companies worldwide. AIB Govett London had, as of December 31, 1997, approximately $5.6 billion under management, primarily in non-U.S. funds. AIB Govett London serves as investment subadviser to two U.S. mutual fund portfolios in addition to the Funds.

In 1997, AIBAMH made several adjustments to its operating structure in order to more effectively provide investment management services to its clients around the world. A new U.S. company, AIB Govett, was formed to provide these services to North American clients. In addition, AIB Govett London, which had served as investment manager for the Funds, changed its name from John Govett & Co. Limited. AIB Govett London serves as subadviser to all Funds. AIB Govett and AIB Govett London are wholly-owned subsidiaries of AIBAMH.

The reorganization did not result in any change of actual control or management of AIB Govett London or in any change in management of the Funds. In particular, the same individuals who provided services to the Funds prior to the reorganization continue to provide the same services.

John Murray and Eileen Fitzpatrick, Joint Chief Investment Officers and Directors of AIB Govett, are, respectively, Managing Director of Investments of AIB Govett London and Chief Investment Officer of AIB Investment Managers Limited ("AIBIM"), a wholly-owned subsidiary of AIBAMH based in Dublin. Mr. Murray graduated with a BA in finance and business studies from the University of the South Bank. Prior to joining AIB Govett London as a Director in 1994, he was a Director at Henderson Administration from 1990, most recently responsible for managing pension funds in excess of (Pounds)400m. He also served as a fund manager at Crown Financial Management and as Head of Research at Provident Life.

Ms. Fitzpatrick holds a Ph.D. in Science from University College, Dublin. After two years with a Dublinbased fund management organization, she joined AIBIM in 1988, becoming Head of International Equities and Associate Director in 1993. She moved to NCB Stockbrokers and then, in 1995, to Goodbody Stockbrokers (an affiliate of AIB), where she was Head of International Equities Sales Division. In 1996 she rejoined AIBIM as Deputy Investment Director and was appointed Investment Director in January, 1997.

PORTFOLIO MANAGEMENT

AIB Govett and the Subadviser are part of a broad network of offices worldwide, with principal offices located in London, Dublin, San Francisco, and Singapore, which are supported in turn by a global network of investment/research offices in Baltimore, Budapest, Mexico City, Rio de Janeiro, Poznan (Poland), Bangalore, Kuala Lumpur, Seoul, and Taipei. Each Fund is managed by a portfolio management team under the supervision of the Managing Director of Investments of AIB Govett London. Each team's investment process is based on interaction among regional specialist desks. The Global Investment Policy Committee, consisting of the Chief Investment Officers of the principal offices, sets overall investment policies and strategy for the AIB Govett group and coordinates implementation in accordance with each Fund's investment objectives, policies, and regulatory requirements. With this structure, the firm seeks consistent implementation of process and continuity of investment management staff for each fund.

AIB Govett and the Subadviser permit their investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investment. This policy requires investment and other personnel to conduct their personal investment activities in a manner that is not detrimental to the Funds or to any of the group's other advisory clients. Mr. Patrick Cunneen, a Director of the Company, is a director of AIBAMH.

ADVISORY AND SUBADVISORY AGREEMENTS

The terms of the New Advisory Agreements are substantially similar to the Former Advisory Agreement. The investment management fees paid by the Original Funds are not affected by the change investment advisory responsibility from AIB Govett London to AIB Govett.

The Funds pay AIB Govett a monthly fee based upon the average net assets of the Funds, as determined at the close of each business day during the month, at an annual rate of 1% of the average daily net assets of each for providing investment management and administrative services to the Funds.

Pursuant to its Subadvisory Agreement with AIB Govett London, AIB Govett pays AIB Govett London a fee of 0.45% of average annual net assets for each Fund as compensation for serving as investment subadviser to the Funds. The Funds are not responsible for payment of the subadvisory fee to AIB Govett London.

AIB Govett reimburses certain Fund expenses, including a portion of management fees and service fees. The Funds pay all Fund expenses not waived or reimbursed by AIB Govett or other entities, including but not limited to outside directors' fees, taxes, if any; auditing, legal, custodial, transfer agency and certain investor servicing and shareholder reporting expenses; brokerage and commission expenses, if any; interest charges on any borrowings; costs and expenses of accounting, bookkeeping and recordkeeping; insurance premiums; trade association dues; fees and expenses of complying with federal and state securities laws; costs associated with shareholders' meetings and preparation and distribution of proxy materials; printing and mailing prospectuses and statements of additional information and reports to shareholders. Please see the Financial Highlights section of this Prospectus and the Statement of Additional Information for more information about fees and expenses.

ALLOCATION OF PORTFOLIO TRANSACTIONS

In placing orders for the Funds' portfolio transactions, each of AIB Govett and the Subadviser seeks best execution, analyzing such factors as price, size or order, difficulty of execution and the operational capabilities of the brokerage firm involved. Commissions on trades through foreign securities exchanges or over-the-counter markets typically are fixed and higher than those made through U.S. securities exchanges or over-the-counter markets.

Consistent with the obligation to obtain best execution, AIB Govett or the Subadviser may consider research and brokerage services provided by that broker. The Funds may pay a broker who provides brokerage and research services to AIB Govett or the Subadviser a higher commission than that charged by other brokers if AIB Govett determines in good faith that the amount of the commission is reasonable in relation to the value of those services, either in terms of the particular transaction or of the overall responsibility of AIB Govett or the Subadviser to the Funds and to any accounts over which AIB Govett or the Subadviser exercises investment discretion.

PORTFOLIO TURNOVER

The frequency of portfolio transactions--the "portfolio turnover rate"-- varies from year to year depending on market conditions. Because a high annual turnover rate (over 100%) increases transaction costs and may lead to capital gains which are subject to federal taxation, AIB Govett or the Subadviser carefully weighs anticipated benefits of a trade against expected transaction costs and tax consequences. Neither AIB Govett nor the Subadviser engages in short-term trading except when necessary to prudently manage the Funds' portfolios. Each Fund's portfolio turnover rate reflects market conditions affecting the economies that Fund invests in.

DISTRIBUTION ARRANGEMENTS


FPS Broker Services, Inc. (the "Distributor") is the Funds' distributor and principal underwriter. First Data Investor Services Group, Inc. (formerly FPS Services, Inc.), a former affiliate of the Distributor, serves the Funds as transfer and shareholder services agent (the "Transfer Agent"). Effective January 1, 1999, First Data Distributors, Inc. will acquire FPS Broker Services, Inc.

From time to time programs may be implemented under which a broker, dealer or financial intermediary's sales force may be eligible to win nominal awards for certain sales efforts or under which certain reallowances (not exceeding the total applicable sales charges on the sales generated by the broker, dealer or financial intermediary) may be paid to such entities. Other programs provide, among other things and subject to certain conditions, for certain favorable distribution arrangements for sales of shares of the Funds. The Distributor may, from time to time, pursuant to objective criteria it establishes, pay fees to, and sponsor seminars for, qualifying brokers, dealers, or financial intermediaries for certain services or activities which are primarily intended to result in the sale of Fund shares. Any such programs will not change the price an investor will pay for shares or the amount that a Fund will receive from such a sale. No such programs or additional compensation will be offered by the Distributor to the extent that they are prohibited by the laws of any state or any self-regulatory agency with jurisdiction over the Distributor, such as the National Association of Securities Dealers, Inc. (the "NASD").

DISTRIBUTION PLANS

Rule 12b-1 adopted by the SEC under the 1940 Act permits a mutual fund to pay expenses associated with distributing its shares ("distribution expenses") in accordance with a plan adopted by the Company's Board of Directors and approved by its shareholders. Pursuant to Rule 12b-1, the Board of Directors and the shareholders of Class A shares of each Fund have adopted a Distribution Plan referred to in this Prospectus as the "Class A Plan". Pursuant to Rule 12b-1, the Board of Directors and the shareholders of Class B shares of each Fund have adopted a Distribution Plan referred to in this Prospectus as the "Class B Plan". This distribution plan is intended to comply with the NASD Rules of Fair Practice applicable to mutual fund sales charges. These rules regulate the distribution and service charges that the Funds may impose on a class of shares.

Under the Class A Plan, each Fund pays an ongoing distribution fee to the Distributor at an annual rate of 0.35% of each Fund's aggregate average daily net assets attributable to its Class A shares. There is no service fee paid under the Class A Plan.

Under the Class B Plan each Fund pays the Distributor an ongoing distribution fee of 0.75%, and an ongoing service fee of 0.25%, of the Fund's aggregate average daily net assets attributable to its Class B shares to reimburse the Distributor for service fees it pays to authorized dealers, and for its distribution costs.

The Plan allows the Funds to compensate the Distributor for services provided and expenses incurred in the distribution of Fund shares, including advertising expenses and printing costs (e.g., sales materials used to offer shares to the public). The Distributor may reallow all or a portion of the payments received under the Plan to third parties, including securities dealers, and banks ("Service Organizations"), for rendering shareholder support and administrative services. AIB Govett, pursuant to a Sub-Administration Agreement, provides certain services to the Distributor, including acting as a Service Organization under the Plan.

If the Class A Plan is terminated, the Distributor would not be compensated for costs incurred but not yet recovered. Payments under the Class A Plan of a Fund may not be increased to more than 0.35% of the Fund's average daily net assets attributable to Class A shares without prior approval of the shareholders. If the Class B Plan is terminated, the Distributor would not be compensated for costs incurred but not yet recovered. Payments under the Class B Plan of a Fund may not be increased to more than 1.00% of the Fund's average daily net assets attributable to Class B shares without prior approval of the shareholders. At present, the Board of Directors has approved payments under the Class A Plan and the Class B Plan for the purpose of compensating the distributor for payments of commissions to the Funds' dealers as well as for certain additional expenses related to shareholder services and the distribution of shares of the Class (including payments for travel, telephone, and overhead expenses related to distribution), subject to the overall percentage limitations described above.

The Class B Plan provides that the Distributor may use 0.25% of the net assets of Class B (i) to compensate Service Organizations for providing distribution assistance or services with respect to the Class B shares; (ii) to otherwise promote the sale of Fund shares, including personal services and/or maintenance of shareholder accounts. The Distributor receives additional payments from the Funds at the annual rate equal to 0.75% of the net assets of the Class B shares as compensation for providing distribution services. Expenditures for such services may include payment of (i) front-end commissions of up to 4% of the purchase price of Class B shares; and (ii) other distribution expenses as described in the Statement of Additional Information.

Payments made to the Distributor under the Distribution Plan may be more or less than the amount it spends for distribution of the shares covered by a Plan, resulting in a profit or loss for the Distributor. The Distributor may use payments made to it by a Fund under a Distribution Plan to defray distribution expenses related to the covered class of shares of one or more of the other Funds. Distribution expenses related to a particular class of shares will be allocated among the Funds based on each Fund's outstanding share in such class.

The Directors determined that there was a reasonable likelihood that the Distribution Plan would benefit the Funds and their shareholders. Information about distribution revenues and expenses is provided to the Directors each year, in connection with their consideration of continuing the Distribution Plan. In this review, the Directors take into account expenses incurred in connection with distributing each class of shares separately. The distribution charge and the sales charge of a particular class will not be used to subsidize the sale of the other classes.

The Class B distribution and service fees are designed to permit an investor to purchase such shares without the assessment of a front-end sales charge and at the same time to permit the Distributor to compensate any Service Organization as permitted by the Class B Plan. In this regard, the purpose and function of the combined CDSC and distribution and service fee are the same as those of the initial sales charge and distribution fee for the Class A shares, that is provide for financing distribution of fund shares.

CUSTODIAN

The Chase Manhattan Bank (the "Custodian") serves as the Funds' global custodian.

Transfer Agent


First Data Investor Services Group, Inc. (formerly FPS Services, Inc.) (the "Transfer Agent") provides transfer agent, shareholder services agent, and dividend disbursement services to the Funds. The Transfer Agent is a subsidiary of First Data Corporation.

ACCOUNTING AND ADMINISTRATION SERVICES

Chase Global Funds Services Company, an affiliate of the Funds' global custodian, provides the Funds with administration and accounting services.

HOW THE FUNDS VALUE THEIR SHARES

When share price is determined

At the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open, each Fund calculates its net asset value per share (the "NAV") of each class by dividing the total value of the assets (securities plus cash or other assets, including interest and dividends accrued but not yet received), attributable to the class, less total liabilities attributable to the class, by the total number of shares of the class outstanding.

How share price is determined

All securities traded on an exchange are valued at the last sale quotation on the exchange prior to the time of valuation. Securities for which market quotations are readily available are stated at market value. Short-term investments maturing in 60 days or less are valued using amortized cost, which the Board of Directors has determined approximates market value. Amortized cost valuation means that a debt security with a maturity in excess of 60 days, which currently has a maturity of 60 days or less, is valued at the market or fair value of the security on the 61/st/ day prior to maturity (each as adjusted for amortization of premium or discount) rather than at current market value. All other securities and assets are valued at fair value following procedures approved by the Board of Directors.

Foreign securities may trade on days or at times other than those days and times when the New York Stock Exchange is open. The prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at 1:00p.m. Eastern Time at the exchange rates in effect at that time, or at such other rates as the Investment Manager may determine to be appropriate. As a result, currency fluctuations in relation to the U.S. dollar may affect a Fund's NAV per share even though there has been no change in the market value of portfolio holdings. In addition, because of time zone differences foreign exchanges and markets may close before the New York Stock Exchange closes. However, events affecting market values which may occur between the close of regular trading on a foreign exchange and the close of regular trading on the New York Stock Exchange may not be reflected in that day's computation of a Fund's NAV. If an event materially affecting the value of a portfolio holding occurs during such period and the Investment Manager becomes aware of it or if a holding becomes illiquid pursuant to procedures adopted by the Board of Directors, then the holding will be valued at fair value as determined in good faith, according to procedures adopted by the Board.

                               ABOUT YOUR ACCOUNT

                           MULTIPLE CLASSES OF SHARES

As of January 1, 1995, all of the previously outstanding shares of each Fund were redesignated "Class A" shares without other changes, and Class B and Class C shares were authorized for issuance. With effect from June 27, 1997, Class C shares have been redesignated Institutional Class Shares which are available for purchase only by certain eligible investors. Each class of shares of a Fund represents an interest in the same portfolio of investments, and each class has its own sales charge structure. The following tables compares some important differences. Each class has distinct advantages and disadvantages for investors in different financial circumstances and with different investment goals.

The following table summarizes certain terms of Class A shares:

                                                                     Class A
-------------------------------------------------------------------------------------------------------------------
Sales Charges                  None
-------------------------------------------------------------------------------------------------------------------
12b-1 Distribution Fee         0.35% for all Funds
-------------------------------------------------------------------------------------------------------------------
Redemption/Exchange Fee        1% redemptions and exchanges made within 6 months of share purchase
-------------------------------------------------------------------------------------------------------------------
Service Fee                    None
-------------------------------------------------------------------------------------------------------------------
Minimum Investment             $5,000 initially; $1,000 any subsequent purchases*
-------------------------------------------------------------------------------------------------------------------
Exchangeability                Shares of each Fund may be exchanged for shares of the same class of the other Funds
-------------------------------------------------------------------------------------------------------------------
Convertibility                 Class A shares do not convert to any other Class of shares of the Funds
-------------------------------------------------------------------------------------------------------------------
Dividends                      Calculated in the same manner and at the same time of day for each class
-------------------------------------------------------------------------------------------------------------------


* For existing shareholders of record as of December 31, 1997, the applicable minimums are $500 and $25, respectively, for identically registered accounts.

The following table summarizes certain terms of Class B shares:

                                                                     Class B/1/
--------------------------------------------------------------------------------------------------------------------
Sales Charges                  No initial sales charge. Contingent deferred sales load ("CDSC") of 4% decreasing to
                               1% applies to shares redeemed within the first 6 years following purchase. Convert to
                               A shares at the beginning of the eighth year after purchase.
--------------------------------------------------------------------------------------------------------------------
12b-1 Distribution Fee         0.75% for first 7 years for all Funds
--------------------------------------------------------------------------------------------------------------------
Service Fee                    0.25% for first 7 years for all Funds
--------------------------------------------------------------------------------------------------------------------
Suitability                    Investors should consider whether, during the anticipated life of their investment, accumulated distribution and service fees and CDSCs would be less than Class A initial sales charge and accumulated distribution and service fee, and to what extent potential higher yield of Class A shares might offset this difference. Orders of $500,000 or more not accepted for Class B shares.
--------------------------------------------------------------------------------------------------------------------
Minimum Investment             $5,000 initially' $1,000 any subsequent purchases*
--------------------------------------------------------------------------------------------------------------------
Exchangeability                Shares of each Fund may be exchanged for shares of the same class of the other Funds
--------------------------------------------------------------------------------------------------------------------
Convertibility                 Class B shares convert to Class A shares at the beginning of the eighth calendar year
--------------------------------------------------------------------------------------------------------------------
Dividends                      Calculated in the same manner and at the same time of day for each class. Due to higher distribution charges and any incremental transfer agency costs relating to the
                               B shares (if any), Class B dividends are expected to be lower than Class A dividends.
--------------------------------------------------------------------------------------------------------------------


* For existing shareholders of record as of December 31, 1997, the applicable minimums are $500 and $25, respectively, for identically registered accounts.

/1/CLASS B SHARES CONVERT TO CLASS A SHARES at the beginning of the eighth calendar year after purchase on the basis of net asset value per share ("NAV") at the time of conversion, without sales loads, fees or other charges upon conversion. Shares purchased through reinvestment of dividends and distributions will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the sub-account) convert to Class A shares, an equal pro rata portion of the Class B shares in the sub-account will also convert to Class A shares.

The Class B conversion feature is subject to the continuing availability of an opinion of counsel and private letter ruling from the Internal Revenue Service that (i) assessing higher distribution and transfer agency costs does not result in the Funds' dividends or distributions constituting "preferential dividends" under the Internal Revenue Code of 1986, as amended (the "Code"), and (ii) conversion does not constitute a taxable event under federal income tax law. If such opinion or private letter ruling is no longer available, the Funds may suspend Class B conversions and the higher distribution charges would apply for an indefinite period.


Shares of the Institutional Class are available for purchase only by:


(a) retirement profit-sharing, 401(k) and other tax-exempt employee benefit plans, including rollover individual retirement plans from such plans;


(b) institutional advisory accounts of AIB Govett or its affiliates, as well as subsidiaries and related employee benefit plans and certain rollover individual retirement accounts from institutional advisory accounts;


(c) registered investment advisers and financial institutions, including banks and trust companies (each an "Adviser") investing on behalf of clients that are institutions or high net-worth individuals having at least $250,000 under management by the Adviser; and


(d) the Board of Directors may also authorize purchases of Institutional Class shares of any series of the Funds, with or without minimum investment waived, by shareholders of a mutual fund which was advised by AIB Govett or an affiliate and subsequently merged into a series of the Funds.

The following table summarizes certain terms of Institutional Class shares.

---------------------------------------------------------------------------------------------------------------------
                                                                 Institutional Class
---------------------------------------------------------------------------------------------------------------------
Sales Charges                  None
---------------------------------------------------------------------------------------------------------------------
12b1 Distribution Fee          None
---------------------------------------------------------------------------------------------------------------------
Redemption/Exchange Fee        1% redemptions and exchanges made within 6 months of share purchase
---------------------------------------------------------------------------------------------------------------------
Service Fee                    None
---------------------------------------------------------------------------------------------------------------------
Minimum Investment             $25,000 initially; any amount for subsequent purchases
---------------------------------------------------------------------------------------------------------------------
Exchangeability                Shares of each Fund may be exchanged for shares of the same class of the other Funds
---------------------------------------------------------------------------------------------------------------------
Convertibility                 Institutional Class shares do not convert to any other Class of shares of the Funds
---------------------------------------------------------------------------------------------------------------------
Dividends                      Calculated in the same manner and at the same time of day for each class, except that
                               Institutional Class shares will not incur distribution fees under Rule 12b-1 Plans that apply to the Class A and Class B shares.
----------------------------------------------------------------------------------------------------------------------

The Board of Directors has determined that currently no conflict of interest exists between the classes of shares of any fund. In accordance with their fiduciary duties under the 1940 Act and state laws, the Directors will seek on an ongoing basis to ensure that no such conflict arises.

                               HOW TO BUY SHARES

Shares of each of the Funds are offered continuously at the NAV per share determined for each Fund as of the close of the regular trading session of the New York Stock Exchange (currently 4:00 p.m. Eastern Time), following receipt by the Transfer Agent of a purchase order in proper form plus, in the case of the Class A shares of each Fund purchased prior to September 1, 1998, an initial sales charge imposed at the time of purchase, or subject to contingent deferred sales charge upon redemption in the case of Class B shares, or subject to a short-term redemption fees on Class A and Institutional Class shares purchased after September 1, 1998. AN UNSPECIFIED PURCHASE ORDER WILL BE CONSIDERED AN ORDER FOR CLASS A SHARES. AT PRESENT, CLASS B SHARES ARE NOT AVAILABLE TO THE GENERAL PUBLIC.

Shares may be purchased through brokers, investment advisers and other financial intermediaries ("authorized dealers") which have selling group agreements with the Distributor, or directly through the Transfer Agent. Authorized dealers may charge a fee for effecting transactions. Completed applications should be sent to the Transfer Agent at the address shown in the Services Guide in Appendix A to this Prospectus.

CLASS A AND CLASS B

Effective January 1, 1998, the minimum initial investment for new investors ("Second Stage Shareholders") in any series of the Company is $5,000 and any subsequent investments are to be $1,000 or more. Different minimums apply to investments made according to an Automatic Investment Plan (see below for details). For existing shareholders of record as of the close of business December 31, 1997 ("First Stage Shareholders"), the investment minimums for identically registered accounts remain those in effect when they initially invested in any Fund; specifically, $500 minimum initial investment into another Fund of the Company and subsequent investments of $25 or more.

For an Individual Retirement Account ("IRA"), the minimum initial investment for Second Stage Shareholders in any Fund of the Company will $2,000 and any subsequent investments are to be $1,000 or more. For First Stage Shareholders, the investment minimums for identically registered IRAs remain those in effect when they initially invested in any Fund; specifically, $500 minimum initial investment into another Fund of the Company and subsequent investment of $25 or more. For an IRA application or with any questions about your IRA, please call
(800)-821-0803.

Both minimums may be waived by the Distributor for plans involving periodic investments. The Funds reserve the right to refuse to accept any purchase order, and to suspend the offering of shares for a period of time. Prospective investors and shareholders may call 800-821-0803 for additional information about their accounts or the Funds.

INSTITUTIONAL CLASS


The minimum initial investment is $25,000. The Funds reserve the right to refuse to accept any purchase order, and to suspend the offering of shares for a period of time. Prospective investors and shareholders may call 800-821-0803 for additional information about their accounts or the Funds.

INVESTMENT INSTRUCTIONS GIVEN ON BEHALF OF PARTICIPANTS IN AN EMPLOYER-SPONSORED RETIREMENT PLAN ARE MADE IN ACCORDANCE WITH DIRECTIONS PROVIDED BY THE EMPLOYER. EMPLOYEES CONSIDERING PURCHASING SHARES AS PART OF THEIR RETIREMENT PROGRAM SHOULD CONTACT THEIR EMPLOYER FOR DETAILS.

PURCHASES THROUGH AUTHORIZED DEALERS

Generally, orders received by an authorized dealer before the New York Stock Exchange has closed for a particular day will be executed at the public offering price determined on that day, provided that the authorized dealer transmits the order to the Transfer Agent by 5:00 p.m. Eastern Time on that day. Authorized dealers are responsible for timely transmission of orders to the Transfer Agent. The sales agreements between the Distributor and the authorized dealers provide that all orders are subject to acceptance by the Funds, which retains the right to reject any order. From time to time, on a case-by-case basis, the Transfer Agent may make arrangements for later processing times with authorized dealers, so long as such arrangements comply with applicable law and Fund operating requirements. For wiring instructions, please see "Appendix A".

INITIAL PURCHASES THROUGH TRANSFER AGENT

Investors may open an account directly through the Transfer Agent by sending a completed, signed application and a check in the amount of the purchase price, made out to "Govett Funds", to the address shown in Appendix A. Minimum initial investment is $5,000 or more for Retail shareholders ($500 for First Stage Shareholder) and is $25,000 or more for Institutional shareholders. In such cases, the sales charge is paid to the Distributor. THIRD PARTY CHECKS WILL NOT BE ACCEPTED IN PAYMENT FOR FUND SHARES. Shares may also be purchased through the Transfer Agent by bank wire, provided that within seven (7) days of an initial investment, the Transfer Agent has received an executed account application showing the investor's taxpayer identification number. Bank wire purchases are effected at the next computed public offering price after the wire is received. A wire investment is considered received when the Transfer Agent has been notified that the wire has been credited to a Fund. The investor is responsible for providing prior telephone notice to the Transfer Agent that a wire is being sent. The Transfer Agent will provide an account number which should be referenced on the wire instructions.

SUBSEQUENT INVESTMENTS THROUGH THE TRANSFER AGENT

After an initial investment is made and a shareholder account is established through an authorized dealer, (For Second Stage Shareholders subsequent purchases of the Retail classes of $1,000 or more may be made ($25 or more for First Stage Shareholders)), at the investor's option, directly through the Transfer Agent. Investors should use the investment stub located at the bottom of the Shareholder Statement Form or, if one is not available, a check made payable to the specific Fund should be sent to the Transfer Agent at the address indicated in Appendix A. Any check for additional shares sent directly to the Transfer Agent should reference the account number to which the money should be credited. Investments may also be sent via bank wire. Please see Appendix A for wiring instructions.

CERTIFICATES

In the interest of economy and convenience, the Funds do not issue certificates for Class A shares unless a shareholder or his or her authorized dealer submits a written request to the Transfer Agent. Shareholders of Class A shares who do not receive certificates have the same rights as if certificates had been issued to them. Redemptions by shareholders who hold certificates may take longer than redemptions of non-certificated shares because physical delivery and processing of the certificates is necessary. The Funds and the Distributor recommend that shareholders of Class A shares refrain from requesting certificates.

Certificates are not issued for Class B or Institutional shares. Purchases not involving the issuance of certificates are confirmed to the shareholder and credited to the shareholder's account on the books of the Transfer Agent. The shareholder will have the same rights of ownership as if certificates had been issued.

DIRECTED DIVIDENDS

A shareholder may elect on the Account Application to have his or her dividends from one Fund paid to a third party or invested in shares of the same class of another series of the Funds, provided that an existing account in such other Fund is maintained by the shareholder. Both Fund accounts must be of the same type, either non-retirement or retirement. If the accounts are retirement accounts, they must both be for the same type of retirement plan and for the benefit of the same individual. Distributions are invested into the selected Fund at its NAV as of the payable date of the distribution.

AUTOMATIC INVESTMENT PLAN - RETAIL SHARES ONLY

Second Stage Shareholders may buy shares of a Fund through the Automatic Investment Plan ("AIP") with an initial amount of at least $5,000 and $100 thereafter, per Fund, to be invested on a regular basis. For First Stage Shareholders, the initial amount for an AIP remains at least $100 and $25 thereafter, per Fund, to be invested on a regular basis. The specified amount will be transferred directly from the investor's bank for investment into the designated Fund(s) on the designated investment day. These transfers are processed on the 10th, 15th, and 20th of each month (or on the next business day if the designated day falls on a holiday or a weekend). To participate in the AIP, investors should complete the appropriate portion of the Account Application. An AIP may be terminated by the Transfer Agent or the Funds upon 30 days written notice, or by the participant at any time without penalty upon written notice to the Funds or the Transfer Agent.

SYSTEMATIC WITHDRAWAL PLAN - RETAIL SHARES ONLY

See "How to Redeem Shares," below.

SALES CHARGES - RETAIL SHARES ONLY

CLASS A


Effective September 1, 1998, the sales charge on Class A shares was eliminated.


Letter of Intent ("LOI") and RIGHT OF ACCUMULATION.

Prior to September 1, 1998, investors who agreed to purchase a certain dollar amount of Class A shares or who already had purchased a certain dollar amount of Class A shares, may have qualified for reduced sales charge rates. Purchases of Class A shares made after September 1, 1998 are not subject to a sales charge.

CLASS B


Investments in each Fund are subject to a contingent deferred sales charges ("CDSCs").

CDSCs

Investors may pay a CDSC on redemptions of Class B shares within 6 years of purchase. The CDSC is charged as a percentage of the dollar amount subject to the charge, and is based on an amount equal to the current market value or the cost of the Class B shares being redeemed, whichever is less. Thus, no CDSC is imposed on increases in net asset value above the initial purchase price. No CDSC is charged on shares purchased through reinvestment of dividends or capital gains distributions on Class B shares, or on certain redemptions under a Systematic Withdrawal Plan, as described below. The calculation is determined in the manner that results in the lowest possible rate being charged. For purposes of determining the number of years from the time of any payment for the purchase of the shares, all payments during a month are aggregated and deemed to have been made on the last day of that month.

The schedule of CDSCs for Class B shares is:

                                    CDSC AS A PERCENTAGE OF
                               ----------------------------------
YEAR SINCE PURCHASE             DOLLAR AMOUNT SUBJECT TO CHARGE
-------------------            ---------------------------------

First.........................                4%
Second........................                4%
Third.........................                3%
Fourth........................                3%
Fifth.........................                2%
Sixth.........................                1%
Seventh and Eighth............                0%

Additionally, promotional incentives may be offered, in the form of cash or other compensation, to Service Organizations selling Class B shares.

Waiver of CDSCs

CDSCs are waived under the following circumstances. See also the section on "Reinstatement Privilege", below.

     CONDITION FOR WAIVER
     --------------------
 .    Death or disability of the shareholder (as defined in Section 72(m)(7) of the Code). Minimum required distribution from certain IRA or retirement plan distributions.

 .    Pursuant to Reinstatement Privilege, which may be EXERCISED ONLY ONCE for each Fund investment. Class B reinstatement proceeds can only be reinvested in Class A shares.

 .    Redemptions made pursuant to the Funds' systematic withdrawal plan, but limited to 12% of the initial value of the account (annually) for Class B.

REINSTATEMENT PRIVILEGE. A Class B shareholder who redeemed Class B shares of a Fund may reinstate any portion or all of the net proceeds of such redemption in CLASS A shares of any other Fund. CLASS B REDEMPTION PROCEEDS CANNOT BE REINSTATED IN CLASS B SHARES.

Any such reinstatements will be made at the NAV per share (without sales charge except as described under "How to Make Exchanges") next determined after the reinstatement request is received, which must be within 120 days after the date of the initial redemption. The redemption is a taxable event, but some or all of the loss on redemption may be disallowed under certain "wash sale" rules for federal income tax purposes. See "Dividends, Distributions and Federal Income Taxation U.S. Federal Taxation of Shareholders," below. It is the investor's responsibility or the responsibility of his broker to notify the Transfer Agent of the investor's intent to exercise the reinstatement privilege. Reinstatement at NAV per share is also offered to participants and eligible retirement plans held or administered by Semper Trust Company for repayment of principal (and interest) on their borrowings on such plans. The Funds may modify or terminate the reinstatement privilege at any time upon notice to shareholders.

                             HOW TO MAKE EXCHANGES


Generally, shareholders may exchange shares of one class of any Fund for shares of the same class of any other Fund, based upon their respective NAVs, without imposition of any sales charges provided that the account holder remains the same, subject to any applicable exchange fee. Certain authorized dealers may be charged a fee for handling exchanges. If investors do not surrender all of their shares in an exchange, the remaining balance in the account after the exchange must be at least $500, or the Fund may automatically redeem the account in full as described in "How to Redeem Shares," below. The Funds may suspend, terminate or amend the terms of the exchange privilege upon 60-days' written notice to shareholders. Exchange requests made on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees should therefore contact their employer for details.


EXCHANGE FEE. As of December __, 1998, exchanges made within six months of purchase are subject to a 1% fee on the amount exchanged out of a Fund. All shares purchased prior to the date of this Prospectus are not subject to the 1% Exchange Fee. The shares held the longest would be considered to exchanged first. This fee may not be applied to omnibus accounts.


MONEY MARKET FUND. Shares of the Zurich Kemper Cash Account Trust Money Market Portfolio (the "Money Market Fund") may be exchanged for shares of any Fund, subject to any applicable exchange fee. The sales charge will be imposed if the shareholder's initial investment in the Govett Funds, Inc. is a purchase of Money Market Fund shares. The Money Market Fund is not a series of the Company, but is available as an exchange vehicle for Fund shareholders. Shares of one Fund class exchanged into the Money Market Fund may not be exchanged upon redemption of shares of the Money Market Fund for shares of another class, and the account registration and type of account must remain the same (that is, retirement or non-retirement account). Thus, Class A shares of a Govett Fund exchanged into the Money Market Fund will be exchanged for Class A shares of the designated Govett Fund registered identically for the same type of account. Checkwriting privileges are not available for Fund investors who hold shares of the Money Market Fund. The exchange privilege pertaining to the Money Market Fund does not constitute an offering or recommendation of the shares of that fund by Govett Funds or AIB Govett. Investors should obtain and read the current prospectus for any fund into which they want to invest and carefully consider that fund's investment objectives.


CLASS B SHARES MAY BE EXCHANGED INTO THE MONEY MARKET FUND. HOWEVER, THESE SHARES DO NOT "AGE" WHILE INVESTED IN THE MONEY MARKET FUND. Investors interested in making an exchange for shares of the Money Market Fund should write or call their authorized dealer or the Distributor to request the current Money Market Fund prospectus.

EXCHANGES BY TELEPHONE. Exchange orders effected by telephone should be communicated to the Transfer Agent at the telephone number shown in Appendix A.


AUTOMATIC EXCHANGE PLAN. Investors may exchange Fund shares through the Automatic Exchange Plan. Both accounts must be of the same type and class. To participate in this plan, investors should complete the appropriate portion of the Account Application, and should contact the Transfer Agent for more information. For Second Stage Shareholders, there is a $5,000 minimum for establishing a new account and $100 minimum for an existing account. For First Stage Shareholders, the minimum remains $100 for a new Fund in an identically registered account and the minimum for an existing Fund remains $25. These transactions are effected on the 25th of each month. If the 25th falls on a weekend or holiday, the transaction will be effected on the next business day. The exchange fee is waived for participants in the Automatic Exchange Plan.

EXCHANGES BY MAIL. Exchange orders effected by mail should be sent to the investor's authorized dealer or the Transfer Agent at the address set forth in Appendix A.

FREQUENT EXCHANGES. As a general principle, purchases, redemptions and exchanges of Fund shares should be made for investment purposes only. A pattern of frequent exchanges, purchases and sales may be deemed abusive by AIB Govett and at its discretion can be limited by a Fund's refusal to accept purchase and/or exchange orders from the investor. Although AIB Govett will consider all factors it deems relevant in determining whether a pattern of frequent purchases, redemptions, and/or exchanges by a particular investor is abusive and not in the best interests of a Fund or its shareholders, as a general policy, a pattern of more than one purchase-sale transaction during any 30-day period with respect to any particular Fund may be deemed abusive.

                             HOW TO REDEEM SHARES

GENERAL INFORMATION

You may redeem all or a portion of your shares on any business day. Your shares will be redeemed at the NAV per share next computed after the Transfer Agent receives your redemption request which has been completed in accordance with the account, less any applicable sales charges. Shareholders with accounts at authorized dealers may redeem shares through the dealer or directly through the Transfer Agent. IF THE SHARES ARE HELD IN THE DEALER'S "STREET NAME," THE REDEMPTION MUST BE MADE THROUGH THE DEALER. Please refer also to the "Reinstatement Privilege" section above.

Once your shares are redeemed, the proceeds will normally be sent to you the next business day if all redemption instructions described below are followed and all documentation is received by the Transfer Agent. If making immediate payment could affect a Fund adversely, it may take up to seven (7) days (or such shorter period as may be required by law or regulation) to pay you.

Shareholders requesting redemptions via bank wire should allow two (2) business days from the time the redemption request is accepted by the Transfer Agent for the proceeds to be deposited in the bank, although typically the wire will be completed with one (1) business day. A $9.00 processing fee will be deducted from the proceeds of redemptions from Class A and B wired from the Funds.

The Funds may withhold redeeming a shareholder's account until they are reasonably satisfied that checks used to pay for investments in one or more Funds have been collected (which may take up to 15 days from the date the Transfer Agent received the check). When the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC to merit such action, redemptions may be suspended or payment dates postponed. Under limited circumstances described in the Statement of Additional Information, redemptions may also be paid in securities or other assets of the redeeming Fund.

Each Fund may automatically redeem the shares of any shareholder who does not maintain at least $500 in the account. Automatic redemption will not occur if the account's value falls below $500 due to fluctuations in the value of the Fund's portfolio holding. The proceeds from such a redemption will be mailed to the shareholder's address of record. A shareholder will receive at least 30 days' prior written notice that their account will be closed unless they make an additional investment to bring their account to the minimum. Any applicable CDSC will be deducted from the proceeds of this redemption.

Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, as described in Appendix A. Supporting documentation may be required from corporations, executors, administrators, trustees, guardians and other fiduciaries. Fiduciaries should contact the Transfer Agent for further information. Redemption requests received after 4:00 p.m. Eastern Time will be honored at the NAV per share (less any applicable CDSC) calculated on the next business day (i.e., the next day the New York Stock Exchange is open for regular trading).

An original SIGNATURE GUARANTEE by a bank or trust company, broker-dealer, credit union, national securities exchange, registered securities association, clearing agency, savings and loan association or federal savings bank is required under the following circumstances:

 .    The shareholder wishes to redeem $50,000 or more by written request.

 .    The proceeds (in any amount) are to be paid to someone other than the registered owner(s) of the account.

 .    The proceeds (in any amount) are to be sent to any address other than the shareholder's address of record, predesignated bank, savings and loan, credit union, or brokerage firm account.

 .    The Transfer Agent believes that a signature guarantee would protect against potential claims based on the transfer instructions, including, for example, when (a) the current address of one or more joint owners of an account cannot be confirmed; (b) multiple owners have a dispute or give conflicting instructions to the Fund; (c) the Fund has been notified of an adverse claim; (d) the instructions received by the Fund are given by an agent, not the registered owner; (e) the Fund determines that joint owners who are married to each other are separated or involved in divorce proceedings, or (f) the authority of a representative of a corporation, partnership, association or other entity has not been established to the Fund's satisfaction.

 .    The proceeds are to be sent to the shareholder's address of record and that address has changed within the preceding 30 days.

Or

 .    The shareholder requests that the proceeds be sent directly to a bank, savings and loan, credit union, or brokerage firm account that has not been predesignated in the "Bank Wiring Information" section of the Account Application.

The Transfer Agent will accept signature guarantees from all eligible firms, as defined by Rule 17Ad-15 under the Securities Act of 1934. The Fund reserves the right to waive signature guarantees and to request additional information under certain circumstances.

When shares to be redeemed are represented by a SHARE CERTIFICATE, the certificate must accompany the redemption request, together with a share assignment form signed by the registered shareholders EXACTLY as the account is registered, with signature guarantees as described above. For their own protection, shareholders should send the share certificate and assignment form in separate envelopes.

REDEMPTIONS THROUGH AUTHORIZED DEALERS

Shareholders with accounts at authorized dealers may submit redemption requests to the dealers. Orders received from securities dealers must be at least $500, unless submitted through Fund/SERV. Generally, the Transfer Agent accepts redemption requests by telephone on any business day from 9:00 a.m. to 5:00 p.m. Eastern Time, from dealers which have a dealer agreement with the Distributor or from other qualified brokers, provided that the dealer has received the request prior to 4:00 p.m. Eastern Time. From time to time, on a case-by-case basis, the Transfer Agent may make arrangements for later processing times with authorized dealers, so long as such arrangements comply with applicable law and Fund operational requirements. This is known as a repurchase. However, EVEN AFTER RECEIPT OF A REPURCHASE ORDER FROM A DEALER, THE FUNDS STILL REQUIRE A SIGNED LETTER FROM THE SHAREHOLDER CONTAINING REDEMPTION INSTRUCTIONS AND ALL OTHER DOCUMENTS REQUIRED FOR DIRECT REDEMPTION REQUESTS, AS STATED ABOVE. The shareholder's letter should refer to the Fund involved, the account from which the redemption is to be made, the fact that the repurchase was ordered through a dealer, and the dealer's name. Details of the dealer-ordered trade, such as the trade date, confirmation number, and the amount of shares or dollars, will speed processing. The seven-day period within which the proceeds of the shareholder's redemption will be sent will begin when the Transfer Agent receives all documents required to complete (or "settle") the repurchase in proper form. The redemption proceeds will not earn dividends or interest during the time between receipt of by the Transfer Agent of the dealer's repurchase order and the date the redemption is processed after all necessary documents have been received.
It is therefore in the shareholder's best interest to have all required documentation completed and forwarded to the Transfer Agent as soon as possible. The shareholder's dealer may charge a fee for handling the order. From time to time, on a case-by-case basis, the Transfer Agent may make arrangements for later processing times with authorized dealers, so long as such arrangements comply with applicable law and Fund operating requirements.

SYSTEMATIC WITHDRAWAL PLAN RETAIL SHARES ONLY

For Second Stage Shareholders, a Systematic Withdrawal Plan is available to shareholders whose accounts total $50,000 or more. Under the Systematic Withdrawal Plan, the Transfer Agent will make specified monthly, quarterly, semi-annual or annual payments to a designated party of any amount selected with a minimum of $100. For First Stage Shareholders, a Systematic Withdrawal Plan continues to be available to shareholders whose accounts total $5,000 or more with specific monthly, quarterly, semi-annual or annual payments to a designated party of any amount selected with a minimum is $25. The withdrawal will occur on the 25th of each month, or on the first business day following the 25th if the 25th is not a day the New York Stock Exchange is open for regular trading. Changes concerning the Systematic Withdrawal Plan must be received by the Transfer Agent at least two weeks prior to the next scheduled withdrawal. No CDSC is assessed on withdrawals under this Plan up to an annual total of 10% of the value of the shareholder's account. The Funds reserve the right to change the terms and conditions of the Systematic Withdrawal Plan and the ability to offer it. For further information about the Systematic Withdrawal Plan, its requirements and its tax consequences, call the Transfer Agent at 800-821-0803.

SHORT-TERM REDEMPTION FEE

To discourage short-term trading, effective September 1, 1998, purchases of Class A and Institutional Class shares are subject to a 1% redemption fee on shares redeemed within six months of the purchase of the shares. The fee is paid to the Fund.

All shares purchased prior to September 1, 1998 are not subject to the six-month redemption fee and would be considered to be redeemed first for a shareholder. The fee is not imposed on shares acquired through the reinvestment of dividends or capital gains distributions. The fee may not apply to omnibus accounts.

Whether a redemption fee is imposed will depend on the number of months since the investor purchased the shares from which an amount is being redeemed. The oldest shares (from which a redemption or exchange has not already been effected) will be assumed to be redeemed first for purposes of calculating the fee. For example, if a shareholder purchased 500 shares for $10/share 12 months ago and then purchased 600 shares for $12/share 4 months ago, today when he sells 400 shares for $15/share he would pay no fee as those 400 shares would be the from the first purchase and would have been held for more than 6 months. However, if he sold 600 shares at $15/share, a redemption fee of $15 would be owed on the 100 shares that had not been held for 6 months.

WAIVER OF SHORT-TERM REDEMPTION FEE

The redemption fee is waived under the following circumstances:

 .    Death or disability of the shareholder (as defined in Section 72(m)(7) of the Internal Revenue Code, as amended (the "Code")).

 .    Minimum required distributions from certain IRA or retirement plan distributions.

 .    Redemptions made pursuant to the Funds' systematic withdrawal plan for
     Class A shares, but limited to 10% of the initial value of the account annually for Class A.

CDSCS - RETAIL SHARES ONLY

On purchases of $1 million or more of Class A shares made prior to September 1, 1998 no sales charge was imposed. However, a CDSC of 1% will be imposed on certain redemptions of these Class A shares made within the first 12 months following the investment. Class B shares are subject to the decreasing CDSC described previously. All CDSCs incurred upon redemption of a Fund's shares are paid to the Distributor in reimbursements for distribution related expenses.

                            TELEPHONE TRANSACTIONS

Unless the Telephone Privilege is waived by the shareholder (by completing the appropriate section of the Account Application), he or she may effect exchange, redemption and certain types of account maintenance transactions by telephone. The Telephone Privilege authorizes the Funds, the Transfer agent and the Distributor to act on instructions by telephone to exchange, redeem and generally to maintain the account for which the Telephone Privilege applies. A shareholder may give exchange instructions to the Transfer Agent by calling 800-821-0803.

The Telephone Privilege shareholders to redeem so long as the proceeds are payable to the shareholder(s) of record and sent to the address of record for the account or wired directly to their predesignated bank account. This privilege is not available if the address of record has been changed within the thirty days prior to a telephone redemption request. Proceeds from redemptions are expected to be wired on the next business day following the date of the redemption. The Funds reserve the right to terminate, limit or otherwise modify the Telephone Privilege at any time without prior notice. Shareholders who have retirement accounts with the Funds or hold certificated shares may not redeem by telephone.

In an effort to confirm that telephone requests are genuine, reasonable procedures are employed, which currently include recording all telephone instructions and mailing a confirming account statement to the record address. If reasonable procedures are followed, neither the Funds, the Distributor, nor the Transfer Agent will be liable for following telephone instructions it reasonably believes to be genuine. Any of the Funds, the Distributor, and the Transfer Agent may be liable for losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed. Exchanges and redemptions will be accepted from authorized dealers on behalf of a shareholder by telephone, provided that the exchange or redemption involves only uncertificated shares on deposit in the shareholder's account or shares for which certificates have previously been deposited.

Investors should be aware that they may have difficulties effecting telephone transactions during unusual market conditions.

                      DIVIDENDS, CAPITAL GAINS AND TAXES

Dividends and Capital Gains

All of the Funds will distribute at least annually substantially all of their net investment income and net realized capital gains. Distributions from net investment income, if any, are expected to be small.

With respect to all Funds, distributions from capital gains are made after applying any available loss carryovers and other adjustments permitted under the Code. Each Fund may make additional dividend or capital gain distributions as required to comply with certain distribution requirements under the Code.

DIVIDENDS AND CAPITAL GAINS PAYMENT OPTIONS

Shareholders may choose one of four options:

 .    Reinvest all income dividends and capital gains distributions in additional
     Fund shares.

 .    Receive income dividends in cash and accept capital gains distributions in additional Fund shares

 .    Receive capital gains distributions in cash and accept income dividends in additional Fund shares.

 .    Receive income dividends and capital gains distributions in cash.

Unless you designate otherwise in your account application, all income dividends and capital gains distributions for which reinvestment has been elected will be reinvested in shares of the Fund that paid the dividend or distribution.

You can change your distribution option by notifying the Transfer Agent in writing prior to the distribution record date. If you do not select an option, all dividends and distributions will be automatically reinvested. Automatic reinvestments in additional shares are made without a sales charge as of the date the dividend is declared using the net asset value determined on the payment date.

UNITED STATES FEDERAL TAXATION OF THE FUNDS

Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code for federal income tax purposes and to meet all other requirements that are necessary for it (but not its shareholders) to be exempt from federal taxes on income and gains paid to shareholders. In order to accomplish this goal, each Fund must, among other things, distribute substantially all of its ordinary income and net capital gains on a current basis and maintain a portfolio of investments which satisfies certain diversification criteria.

UNITED STATES FEDERAL TAXATION OF SHAREHOLDERS

For federal income tax purposes, any income dividends which the shareholder receives from a Fund, as well as any distributions derived from the excess of net short-term capital gains over net capital losses, are treated as ordinary income whether the shareholder has elected to receive them in cash or in additional shares. Distributions derived from the excess of net capital gains over net short-term capital losses are treated as capital gains regardless of the length of time the shareholder has owned the shares of a Fund and regardless of whether the shareholder receives such distributions in cash or in additional shares.

Certain distributions which are declared in October, November, or December but which, for operational reasons, may not be paid to the shareholder until the following January, may be treated for federal tax purposes as if received by the shareholder on December 31 of the calendar year in which the distributions are declared.

Redemptions and exchanges of Fund shares are taxable events on which a shareholder may realize a gain or loss. All or a portion of a loss realized upon a redemption of shares will be disallowed to the extent other shares of a Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after such redemption.

In addition, all or a portion of the sales charge incurred in purchasing shares of a Fund will not be included in the federal tax basis of any such shares sold within 90 days of their purchase (for the purpose of determining gain or loss upon the sale of such shares) if the sales proceeds are reinvested in the Fund and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated because the sales proceeds were reinvested in the Fund. The portion of the sales charge so excluded from the tax basis of the shares sold will equal the amount by which the sales charge that would otherwise be applicable upon the reinvestment is reduced. Of course, any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis acquired in the reinvestment.

Each Fund will inform shareholders of the source of dividends and distributions paid by the Fund at the time they are paid, and will promptly after the close of each calendar year advise shareholders of the tax status for federal income tax purposes of such dividends and distributions. Income received by the Funds may give rise to withholding and other taxes imposed by foreign countries. If more than 50% of the value of a Fund's assets at the close of a taxable year consists of securities of foreign corporations, the Fund may make an election that will permit shareholders to take a credit (or, if more advantageous, a deduction) for foreign income taxes paid by the Fund, subject to limitations contained in the Code. Shareholders would then include in gross income dividends paid to them by the Fund as well as the foreign taxes paid by the Fund on their foreign investments. The Funds cannot assure shareholders that they will be eligible for the foreign tax credit. The Funds will advise shareholders annually of their share for any creditable foreign taxes paid by the Funds.

Each Fund will be required to report to the Internal Revenue Service ("IRS") any taxable dividend or other reportable payment (including share redemption proceeds). Each Fund will also be required to withhold 31% of any such payments made to individuals and other non-exempt shareholders who have not provided a correct taxpayer identification number and made certain required certifications that appear in the Account Application provided with this Prospectus. A shareholder may also be subject to backup withholding if the IRS or a securities dealer notifies the Funds that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding for previous under-reporting of interest or dividend income.

It is recommended that shareholders consult their own tax advisers with respect to the foregoing and the applicability of state and local income taxes to distributions and redemption proceeds received from a Fund. Shareholders who are not United States persons for purposes of federal income taxation should consult with their financial or tax advisers regarding the applicability of United States withholding taxes to distributions received by them from a Fund. More detailed information regarding taxation of shareholders and taxation of the Funds can be found in the Statement of Additional Information.

The foregoing discussion has been prepared by the management of the Company and does not purport to be a complete description of all tax implications of an investment in the Funds. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Funds.

                               OTHER INFORMATION

CONFIRMATIONS AND REPORTS TO SHAREHOLDERS

Currently, each time a transaction is made that affects a shareholder's account-such as an additional investment, redemption, exchange or payment of a dividend or distribution--the Transfer Agent will send a confirmation reflecting the transaction. Quarterly account statements will be sent for all Funds. In addition, monthly statements will be provided for Global Income Fund.

After the end of the Funds' fiscal year on December 31 and half-year on June 30, shareholders will receive an annual and semi-annual report, respectively. These reports list securities held by each Fund and include financial statements for each Fund.

The federal income tax status of Fund distributions to shareholders is reported to each shareholder shortly after the end of each calendar on Form 1099-DIV.

YEAR 2000

AIB Govett and its affiliates and the Funds' service providers have assembled teams of information technology professionals to address Year 2000 issues. The key phases of their preparation plans include: an inventory of all internal systems, vendor products and services, and data providers; an assessment of all systems for date reliance and the impact of the century rollover on each; and the renovation and testing of affected systems. The Funds will not bear the cost of these efforts. In addition, the portfolio management teams inquire about the Year 2000 preparations of current and prospective Fund investments, but there is no certainty that the information provided in response is complete or accurate and that a company's Year 2000 problems will not hurt a Fund's performance.

Inadequate preparation for Year 2000 by the Funds' service providers and others with whom they interact could adversely affect the Funds' operations, including pricing, securities trading and settlement, and the provision of shareholder services. However, as a result of the service providers' efforts, the Funds do not anticipate a material adverse impact on their business, operations or financial condition relating to Year 2000 issues. Nevertheless, there can be no assurance that the steps being taken will be sufficient and timely or that interaction with other computer systems which are not prepared will not have a material adverse effect on the Funds' business, operations or financial condition.

THE EURO

On January 1, 1999, the European Monetary Union ("EMU") plans to introduce a new single currency, the euro, which will replace the national currencies of the participating member nations. Until 2002, the national currencies will continue to exists, but exchange rates will be pegged to the euro. As of the date of this Prospectus, the eleven member nations are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, Netherlands, Portugal, and Spain. Therefore, the Funds most likely to be affected by this change are International Equity Fund, International Smaller Companies Fund, Smaller Companies Fund, and Global Income Fund.

The introduction of the euro is likely to affect all stages of the investment process, including trading, foreign exchange, custody, and accounting. Because this change to a single currency is new, the introduction of the euro may result in market volatility and may affect the business or financial condition of European issuers or of a Fund. In addition, while the conversion will eliminate currency risk among the participating nations, currency risk between the euro and the U.S. dollar remains a factor.

While there can be no assurances that the conversion will not adversely affect the Funds, the Investment Adviser, Subadviser, and the Funds' service providers are taking steps which they believe appropriately and reasonably address the issues involved in the introduction of the euro.

ORGANIZATION

The Govett Funds, Inc. is a Maryland corporation formed in 1990. It is registered with the SEC as an open-end management company. Each Fund corresponds to a distinct investment portfolio and a distinct series of shares. From time to time the Board of Directors may, in its discretion, establish additional funds and issue additional classes of shares. Each Fund is a diversified series of the Company. Shares of the Funds are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable subject to applicable federal and state securities laws. Shareholders have no preemptive or conversion rights.

Each Fund has designated two retail classes of shares, Class A and Class B shares, and an Institutional Class. AS OF THE DATE OF THIS PROSPECTUS, ONLY CLASS A SHARES OF THE ORIGINAL FUNDS ARE AVAILABLE TO THE GENERAL PUBLIC. THE INSTITUTIONAL CLASS SHARES OF THE ORIGINAL FUNDS ARE AVAILABLE TO CERTAIN INVESTORS. Each class represents interest in the assets of each Fund and has identical voting, dividend, liquidation and other rights on the same terms and conditions, except that expenses related to distributing each class are borne solely by that class, and each class has exclusive voting rights regarding provisions of distribution plan which pertains to that class.

The Company normally will not hold meetings of shareholders except as required under the 1940 Act and Maryland law. On any matter submitted to a vote of shareholders, shares are voted by a Fund when the matter affects the specific interest of that Fund only, such as approval of a Fund's investment management arrangements. On other matters, the shares of all of the Funds will be voted in the aggregate on other matters, such as election of the Board of Directors or ratification of the Board's selection of independent auditors.

A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the outstanding shares may call a shareholder meeting. The Bylaws require that the Company assist shareholders in calling such a meeting.

Pursuant to the Company's Articles of Incorporation, each Fund may issue up to 250 million shares. Each share represents an interest in that Fund only, has a par value of one-thousandth of one cent per share, represents an equal proportionate interest in the Funds with other shares of that Fund, and is entitled to such dividends and distributions out of the income earned and gains realized on that Fund's assets as may be declared by the Board of Directors.

PERFORMANCE INFORMATION

Each Fund may from time to time include information on its investment results and/or comparisons of its investment results to various managed or unmanaged indices or averages or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.

In such materials, a Fund may quote its average annual total return ("Standardized Return"). Standardized Return represents the percentage rate reflecting the average annual change in the value of an assumed investment in the Fund at the end of a one-year period and at the end of five- and ten-year periods, reduced by the maximum applicable front-end sales charge imposed on sales of Fund shares. Performance information with respect to a Fund will also reflect that any applicable CDSC has been paid. If a one-, five-, and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. The Standardized Return computation assumes the reinvestment of all dividends and capital gain distributions at net asset value.

In addition, a Fund may also include in advertisements, sales literature and shareholder reports other than total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects the percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation) and will assume reinvestment of all dividends and capital gain distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted. It may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. It may or may not take sales charges into account. A Fund's performance calculated without taking the effect of sales charges into account will be better than such performance including the effect of such charges.

Yield and total return are calculated separately for Class A, Class B, and Institutional Class shares of each Fund. Because of the differences in sales charges and distribution charges, the total returns for each of the classes of the same Fund will differ.

Each Fund's performance data reflects past performance and is not necessarily indicative of future results. A Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other mutual funds, other investment vehicles and unmanaged indices. A Fund's results also should be considered relative to the risks associated with its investment objectives and policies. See "Performance" in the Statement of Additional Information.

The Company's most recent Annual Report and Semi-Annual Report contain additional performance information on the International Equity Fund, Emerging Markets Equity Fund, Smaller Companies Fund, Asia Fund, Latin America Fund, and Global Income Fund. These Reports are available without charge upon request by calling the Transfer Agent. See Appendix A.

EFFECT OF BANKING LAWS

The Glass-Steagall Act and other banking laws and regulations (the "Banking Laws") presently prohibit member banks of the Federal Reserve System or their non-bank affiliates (the "Member Banks") from sponsoring, organizing, controlling or distributing shares of registered open-end investment companies, such as the Funds. Under the Banking Laws, however, a Member Bank may act as an investment adviser, transfer agent, administrator or custodian to a registered open-end investment company, and it also may act as agent in connection with the purchase of shares of such an investment company upon certain customer orders. Each of AIB Govett and the Subadviser is an affiliate of First National Bank of Maryland, whose parent company, First Maryland Bancorp, is a wholly-owned subsidiary of AIB, and, thus, is subject to compliance with the Banking Laws.

Changes to the Banking Laws or future judicial or administrative decisions could result in any of AIB Govett and the Subadviser being prevented from continuing to perform services required under its investment advisory agreement with the Company, subadvisory agreement with AIB Govett, or the Sub-Administration Agreement with the Distributor, as the case may be. If any of AIB Govett and the Subadviser were prevented from continuing to provide services called for under any of those agreements, it is expected that the Board of Directors would identify, and ask the Funds' shareholders to approve, a new investment adviser or subadviser. If this was to occur, the Board of Directors would seek to take action so that no shareholder of any Fund would suffer any adverse consequences.

                                  APPENDIX A

               ADVISER AND SHAREHOLDER SERVICES REFERENCE GUIDE

Shareholders are encouraged to place purchase, exchange and redemption orders through their securities dealers. Shareholders may place orders directly through the Funds' Transfer Agent. Mail transactions sent by overnight private mail service should always be sent to the address shown in "Transactions by Mail." Failure to follow this instruction is likely to result in a delay in effecting your transaction.

ADVISER SERVICES. Financial advisers may call 800-634-6838 to reach the Adviser Service Desk.

TRANSACTIONS BY MAIL. For NEW ACCOUNTS, send the completed Account Application with a check to:

        via U.S. Postal Service               ia overnight delivery service
             GOVETT FUNDS                             GOVETT FUNDS
            P.O. BOX 61503                         3200 HORIZON DRIVE
     KING OF PRUSSIA, PA 19406-0903          KING OF PRUSSIA, PA 19406-0903

For SUBSEQUENT INVESTMENTS, send a letter stating the Fund's name, the name(s) of the shareholder(s) in whose name(s) the account is registered, and the account number, together with a check for each subsequent investment, to:

        via U.S. Postal Service              via overnight delivery service
             GOVETT FUNDS                             GOVETT FUNDS
           P.O. BOX 412797                         3200 HORIZON DRIVE
     KANSAS CITY, MO 64141-2797              KING OF PRUSSIA, PA 19406-0903

INVESTMENTS BY BANK WIRE. An investor opening a new account should call 800-821-0803. Within seven days of purchase, the investor must send a completed Account Application containing the investor's taxpayer identification number to the Funds at the address stated under "Investments by Mail." Wire instructions must state the Fund's name, the name(s) of the shareholder(s) in whose name(s) the account is registered, and the account number. Bank wires should be sent through the Federal Reserve Wire System to:

United Missouri Bank KC, N.A.
ABA #10-10-00695
For First Data Investor Services Group
Bank Account #9870370719
FBO Govett _________ Fund
Shareholder Name and Account Number

EXCHANGES BY MAIL. Send complete instructions, including the name of the Funds which shares are to be exchanged in and out of, the amount of the exchange, the name(s) of the shareholder(s) in whose name(s) the account is registered, and the account number, to:

        via U.S. Postal Service              via overnight delivery service
             GOVETT FUNDS                              GOVETT FUNDS
            P.O. BOX 61503                          3200 HORIZON DRIVE
     KING OF PRUSSIA, PA 19406-0903          KING OF PRUSSIA, PA 19406-0903

TELEPHONE TRANSACTIONS. If you have not waived the Telephone Privilege on the Account Application, you may call the Funds at 800-821-0803 to effect exchanges and redemptions.

                                 GOVETT FUNDS
                              Govett Europe Fund
                               Govett China Fund

TRANSFER AGENT                                    CUSTODIAN
First Data Investor Services Group, Inc.          The Chase Manhattan Bank
3200 Horizon Drive                                4 MetroTech Center
P.O. Box 61503                                    Brooklyn, NY 11245
King of Prussia, PA 19406-0903
800-821-0803

DISTRIBUTOR                                       Accounting and Administration Services
FPS Broker Services, Inc.                         Chase Global Funds Services Company
3200 Horizon Drive                                73 Tremont Street,
P.O. Box 61503                                    11th Floor
King of Prussia, PA 19406-0903                    Boston, MA 02108
800-634-6838

GOVETT FUNDS                                      DIRECTORS
250 Montgomery Street, Suite 1200                 Patrick K. Cunneen, Chairman
San Francisco, CA 94104                           Elliot L. Atamian
800-731-1755                                      Sir Victor Garland
415-263-1865                                      James M. Oates
                                                  Frank R. Terzolo

INVESTMENT MANAGER
AIB Govett, Inc.
250 Montgomery Street, Suite 1200
San Francisco, CA 94104
800-731-1755
415-263-1865

                                 GOVETT FUNDS
                      STATEMENT OF ADDITIONAL INFORMATION
                             DATED ________, 1998
      RELATING TO THE PROSPECTUS OF GOVETT FUNDS (CLASS A RETAIL SHARES),
            THE PROSPECTUS OF GOVETT FUNDS (CLASS B RETAIL SHARES),
             THE PROSPECTUS OF GOVETT FUNDS (INSTITUTIONAL CLASS),
        THE PROSPECTUS OF GOVETT FUNDS (LATIN AMERICA AND ASIA FUNDS),
                                    AND THE
              PROSPECTUS OF GOVETT FUNDS (EUROPE AND CHINA FUNDS)
                           EACH DATED ________, 1998


The Govett Funds, Inc. (the "Govett Funds" or the "Company") is an open-end, management investment company. The Company presently consists of a series of nine funds, each a separate investment portfolio with its own investment objective and policies, as follows: GOVETT INTERNATIONAL EQUITY FUND, GOVETT EMERGING MARKETS EQUITY FUND, GOVETT EUROPE FUND, GOVETT LATIN AMERICA FUND, GOVETT ASIA FUND, GOVETT INTERNATIONAL SMALLER COMPANIES FUND, GOVETT CHINA FUND, GOVETT SMALLER COMPANIES FUND, each of which seeks long-term capital appreciation, and GOVETT GLOBAL INCOME FUND, which seeks primarily a high level of current income, consistent with preservation of capital, and has a secondary objective of capital appreciation (individually a "Fund", and together the "Funds"). There can, of course, be no assurance that a Fund's investment objective will be achieved.

CURRENTLY INTERNATIONAL EQUITY FUND, EMERGING MARKETS EQUITY FUND, INTERNATIONAL SMALLER COMPANIES FUND, SMALLER COMPANIES FUND, AND GLOBAL INCOME FUND (THE "OPEN FUNDS") ARE AVAILABLE TO THE GENERAL PUBLIC. LATIN AMERICA FUND AND ASIA FUND ARE CLOSED TO NEW INVESTMENT (THE "CLOSED FUNDS"), AND THE EUROPE FUND AND CHINA FUND (THE "NEW FUNDS") ARE CURRENTLY NOT AVAILABLE TO THE GENERAL
PUBLIC.

The Funds' investment manager is AIB Govett, Inc. ("AIB Govett" or the "Investment Manager"), a Maryland corporation. AIB Govett is an affiliate of Allied Irish Banks plc ("AIB"), the parent of the AIB Group of Companies. The AIB Group provides a diverse range of banking, financial and related services, principally in Ireland, the United States and the United Kingdom.

A prospectus for each of the Class A Retail Shares, Class B Retail Shares, and Institutional Class shares of the Open Funds and a prospectus for the Closed Funds and one for the New Funds, each dated the same date as this Statement of Additional Information, as amended from time to time, provide the basic information that a prospective shareholder should know before investing in the Funds. Each prospectus is incorporated by reference herein and may be obtained without charge by calling (800) 821-0803 or by writing to:

                                  Govett Funds
                               3200 Horizon Drive
                                 P.O. Box 61503
                         King of Prussia, PA 19406-0903

This Statement of Additional Information is not a prospectus. It contains information in addition to and in more detail than is set forth in the prospectuses. It should be read in conjunction with the prospectuses.

                                   CONTENTS

ABOUT THE FUNDS..................................................   3

INVESTMENT OBJECTIVES AND POLICIES...............................   3

OTHER POLICIES...................................................   6

DESCRIPTION OF SECURITIES, INVESTMENT POLICIES AND RISK FACTORS..   7

DIRECTORS AND OFFICERS...........................................  17

MANAGEMENT OF THE FUNDS..........................................  19

BROKERAGE ALLOCATION.............................................  22

THE COMPANY AND ITS SHARES.......................................  24

ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION........  25

ADDITIONAL DISTRIBUTION AND TAXATION INFORMATION.................  29

DISTRIBUTION ARRANGEMENTS........................................  30

PERFORMANCE......................................................  34

FINANCIAL STATEMENTS.............................................  37

APPENDIX A: DESCRIPTION OF DEBT RATINGS..........................  38

                                ABOUT THE FUNDS

DEFINITIONS

     The "Company" or the "Govett Funds"
          The Govett Funds, Inc., a Maryland corporation


     The "Funds"

               Govett International Equity Fund, Govett Emerging Markets Equity Fund, Govett Europe Fund, Govett Latin America Fund, Govett Asia Fund, Govett International Smaller Companies Fund (formerly Govett Asian Smaller Companies Fund), Govett China Fund, Govett Smaller Companies Fund, and Govett Global Income Fund


     The "Original Funds"

               Govett International Equity Fund, Govett Emerging Markets Equity Fund, Govett Latin America Fund, Govett Asia Fund, Govett Smaller Companies Fund, and Govett Global Income Fund


     The "Closed Funds"
               Govett Latin America Fund and Govett Asia Fund


     The "New Funds"
               Govett Europe Fund  and Govett China Fund

     "AIB Govett" or the "Investment Manager"
          AIB Govett, Inc. (formerly the U.S. offices of John Govett & Co. Limited)


     "AIB Govett London" or the "Subadviser"
          AIB Govett Asset Management Limited (formerly John Govett & Co.
          Limited)

     "FPS" or the "Distributor"
          FPS Broker Services, Inc.

     "AIB Group"
          Allied Irish Banks plc and its subsidiaries

     "Custodian"
          The Chase Manhattan Bank


     "Transfer Agent"
          First Data Investor Services Group, Inc.


The Govett Funds, Inc. is an open-end management investment company, commonly called a "mutual fund", incorporated in Maryland on November 13, 1990. The Company is organized in series form, presently consisting of nine portfolios:
GOVETT INTERNATIONAL EQUITY FUND, GOVETT EMERGING MARKETS EQUITY FUND, GOVETT EUROPE FUND, GOVETT LATIN AMERICA FUND, GOVETT ASIA FUND, GOVETT INTERNATIONAL SMALLER COMPANIES, GOVETT CHINA FUND, GOVETT SMALLER COMPANIES FUND, and GOVETT GLOBAL INCOME FUND. Each Fund is a separate and distinct investment portfolio, with its own separate investment objective and policies.

                      INVESTMENT OBJECTIVES AND POLICIES

As noted in the prospectuses, each Fund has its own investment objective and follows policies designed to achieve that objective. The following investment policies and limitations for the Funds supplement those set forth in the prospectuses. Whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation shall be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.

A Fund's fundamental investment limitations cannot be changed without approval by a majority of the outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), of that Fund. Except for the numbered limitations set forth immediately below, the investment policies and limitations described in this Statement of Additional Information are not fundamental policies, and may be changed without approval of shareholders. These limitations, except as otherwise indicated, apply separately to each Fund.

The following are the Funds' fundamental investment limitations. No Fund may:

1. Borrow money or mortgage or pledge any of its assets, except that a Fund may borrow from banks, for temporary or emergency purposes, up to 33-1/3% of its total assets and pledge up to 33-1/3% of its total assets in connection therewith. Any borrowings that come to exceed 33-1/3% of the value of the Fund's total assets at any time will be reduced within three days (exclusive of Sundays and legal holidays) to the extent necessary to comply with the 33-1/3% limitation. No Fund may purchase securities when borrowings exceed 5% of its assets. Borrowings for purposes of this restriction include reverse repurchase agreements.

2. Purchase any securities on "margin," or underwrite securities, except that a Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities and except that the Funds may make margin deposits in connection with futures contracts and options.

3. Make loans if, as a result, more than 33-1/3% of a Fund's total assets would be lent to other parties except (i) through the purchase of a portion of an issue of debt securities in accordance with its investment objectives, policies, and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities. Portfolio securities may be loaned only if continuously collateralized at least 100% by "marking-to-market" daily.

4. Invest 25% or more of its total assets in the securities of issuers in a single industry (excluding securities issued or guaranteed by the U.S. government, its agencies or instrumentalities).

5. Purchase from, or sell any portfolio securities to, a Fund's officers or Directors, or any firm of which any such officer or Director is a member, as principal, except that a Fund may deal with such persons or firms as securities dealers and pay a customary brokerage commission; or retain securities of any issuer, if to the knowledge of a Fund, one or more of its officers, Directors or investment managers own beneficially more than one-half of 1% of the securities of such issuer and all such persons together own beneficially more than 5% of such securities.


6. Purchase the securities of any issuer if, as a result thereof, more than 5% of the value of total assets of any Fund (other than the Smaller Companies Fund and the International Smaller Companies Fund) would be invested in the securities of companies which, including predecessors, have a record of less than three years' continuous operations.

7. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result thereof, any such Fund, or the Company as a whole, would own more than 10% of the outstanding voting securities of such issuer.

8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Fund from (a) making any otherwise permitted borrowings, mortgages or pledges, or (b) entering into option contracts, futures contracts, forward contracts or repurchase transactions.

9. With respect to 75% of its total assets, invest in securities of any one issuer if immediately after, and as a result of such investment, more than 5% of the total assets of the Fund, taken at market value, would be invested in the securities of such issuer, provided that the Latin America and Global Income Funds are not restricted in this regard. This restriction does not apply to investments in U.S. government or agency securities.

10. Make investments for the purpose of exercising control, or underwrite the securities of other issuers, except insofar as a Fund may be technically deemed an underwriter in connection with the disposition of its portfolio securities.

11. Purchase interests in oil, gas or other mineral exploration or development programs, including mineral leases, although the Funds may invest in common stocks of companies which invest in or sponsor such programs.

12. Purchase or sell real estate or real estate limited partnerships or securities issued by companies that invest in real estate or interests therein.

13. Purchase commodities or commodity contracts (including futures contracts), except that the Funds may purchase securities of issuers which invest or deal in commodities or commodity contracts, and except that the Funds may enter into futures and options contracts only for hedging purposes.

In order to change any restriction which is a fundamental policy, approval must be obtained from the respective Fund's shareholders; this would require the affirmative vote of the lesser of (i) 67% or more of the respective Fund's outstanding voting securities that are represented at the meeting if more than 50% of the outstanding voting securities of the respective Fund are represented, or (ii) more than 50% of the respective Fund's outstanding voting securities.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITH THE APPROVAL OF THE BOARD OF DIRECTORS AND WITHOUT SHAREHOLDER APPROVAL (THEY TOO APPLY TO EACH FUND).

The Funds do not currently intend to:

1. Engage in any reverse repurchase agreements if, as a result, more than 5% of a Fund's net assets would be subject to reverse repurchase agreements.

2. Purchase or otherwise acquire any security or enter into a repurchase agreement with respect to any security if, as a result, more than 5% of a Fund's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of interest and principal within seven days, or in securities that are illiquid by virtue of legal or contractual restrictions on resale or for which there is no readily available market.

3. Purchase securities of another investment company, except as permitted by the 1940 Act and other applicable laws.

4. Lend assets, other than portfolio securities, to other parties, except by purchasing debt securities and engaging in repurchase agreements. Portfolio securities may be loaned only if continuously collateralized at least 100% by "marking-to-market" daily. The Funds, however, do not currently intend to lend their portfolio securities during the current fiscal year.

5. Make short sales of securities or maintain a short position, unless at all times when a short position is open the respective Fund owns an equal amount of such securities or securities convertible or exchangeable into, without payment of any further consideration, securities of the same issuer as, and equal in amount to, the securities sold short ("short sales against the box"), and unless not more than 5% of the Fund's net assets (taken at market value) is held as collateral for such sales at any one time.

6. Purchase a security if, as a result thereof, more than 5% of a Fund's net assets would be invested in warrants or more than 2% of such Fund's net assets will be invested in warrants which are not listed on the American or New York Stock Exchange.


7. Purchase the securities of any issuer if, as a result thereof, more than 5% of the value of the total assets of the Smaller Companies Fund or the International Smaller Companies Fund would be invested in the securities of companies which, including predecessors, have a record of less than three years' continuous operations.

8. Invest 25% or more of the Global Income Fund's total assets in asset-backed securities.

Various U.S. laws and regulations have from time to time imposed restrictions, through taxation and otherwise, on foreign investments by U.S. entities such as the Funds. If such restrictions should be reinstituted for a Fund, it might become necessary for the Fund to invest all or substantially all of its securities in securities issued by U.S. entities. In such event, the Board of Directors would reevaluate each Fund's investment objective and policies, but would adopt any revised investment objectives and fundamental policies only after approval by the shareholders holding a majority (as defined in the 1940
Act) of the shares of the Fund.

The Funds' ability to borrow money creates special risks not associated with funds that have similar investment objectives and policies but do not have the ability to borrow money or borrow at the same level as the Funds. Borrowings by the Funds may have either a positive or negative effective on their respective levels of investment income. Any investment income or gain earned from amounts borrowed which is in excess of the interest due on and other costs of such borrowings may cause the Funds' investment income to be greater than would otherwise be the case. Conversely, if the investment performance of any amount borrowed fails to cover the interest due on and other costs of such borrowings, the Funds' investment income will be less than would otherwise be the case.

                                OTHER POLICIES

AIB Govett and the Subadviser generally evaluate foreign currencies on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. If the currency in which a security is denominated or quoted in appreciates against the U.S. dollar, or (in the case of debt securities) if interest rates decline, the U.S. dollar value of the security will generally increase. Conversely, if other factors remain constant, a rise in interest rates or a decline in the exchange rate of the currency will adversely affect the value of the security expressed in dollars.

The Funds will not invest in securities denominated in a foreign currency if, at the time of investment, such currency is not considered by AIB Govett or the Subadviser to be fully exchangeable into U.S. dollars without significant legal restriction. The Funds may purchase securities issued by the government of, or a corporation or financial institution located in, one nation but denominated in the currency of another nation (or in a multinational currency unit).

Pending investment of proceeds from new sales of Fund shares or to meet their ordinary daily cash needs, the Funds may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in short-term high quality money market instruments. Money market instruments in which the Funds may invest include, but are not limited to, U.S. or foreign government and agency securities, commercial paper, bank certificates of deposit, and bankers' acceptances.


The Funds' prospectuses and this Statement of Additional Information omit certain information contained in the Funds' Registration Statement filed with the Securities and Exchange Commission ("SEC"). Copies of such information may be obtained from the SEC upon payment of the prescribed fee or downloaded for free from the SEC's website (www.sec.gov).

        DESCRIPTION OF SECURITIES, INVESTMENT POLICIES AND RISK FACTORS

FOREIGN SECURITIES. All of the Funds (except the Smaller Companies Fund) will invest primarily in securities issued by companies or other issuers whose principal activities are outside the U.S.; such investments involve significant risks not present in U.S. investments. The Smaller Companies Fund invests in the securities of issuers located in the U.S. and/or foreign countries. At any point in time, all or substantially all of the Smaller Companies Fund's assets may be invested in issuers located (1) solely in the U.S., or (2) solely in countries other than the U.S., or (3) in the U.S. and foreign countries. The value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar. In addition, less information is generally available about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign companies are not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. companies. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the repatriation of monies or other assets of the Funds, political or financial instability or diplomatic and other developments which could affect such investments. Further, the economies of particular countries or areas of the world may perform less favorably than the economy of the U.S., and the U.S. dollar value of securities denominated in currencies other than the U.S. dollar may be affected unfavorably by exchange rate movements. Each of these factors could influence the value of a Fund's shares, as well as the value of dividends and interest earned by the Fund and the gains and losses which it realizes. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the U.S. However, foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign companies (particularly those located in developing countries) are generally less liquid and more volatile than securities of comparable U.S. companies. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment, may expose the Funds to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. In addition, foreign brokerage commissions and other fees are generally higher than on securities traded in the U.S. and may be non-negotiable. There is less overall governmental supervision and regulation of securities exchanges, securities dealers, and listed companies in most foreign markets than in the U.S.

SPECIAL EMERGING MARKETS CONSIDERATIONS

As stated in the Prospectuses, investing in emerging and developing markets countries presents special risks that do not affect investments in the U.S. or in mature economies of developed markets, for example Western Europe. In addition to considerations outlined in the Prospectus, this section briefly outlines some of the risk factors that pertain particularly to some of the major emerging and developing market regions.

EMERGING MARKETS SOVEREIGN DEBT. The Latin America Fund may invest in sovereign debt securities of emerging market governments. Investments in such securities involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of the debt. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn the Fund's net asset value, to a greater extent than the volatility inherent in domestic fixed income securities.

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Governments of emerging or developing markets could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due, could result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness timely to service its debt.

LOWER QUALITY DEBT SECURITIES. The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality debt securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality debt securities. Issuers of lower quality debt securities are often highly leveraged, and issuers of such securities may not have available to them more traditional methods of financing. Please see Appendix A.

The market for lower rated debt securities may be thinner and less active than that for higher rated securities, which can adversely affect the prices at which these securities can be sold. If market quotations are not available, these securities are valued in accordance with procedures established by the Board of Directors, including the use of outside pricing services. Judgment plays a greater role in valuing high yield debt securities than is the case for securities for which more external sources for quotations and last sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value securities, and the Funds' ability to dispose of these lower rated debt securities.

Factors having an adverse effect on the market value of lower rated debt securities of their equivalents purchased by a Fund will adversely affect the net asset value of those Funds. In addition to the foregoing, such factors may include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. A Fund may incur additional expenses to the extent they are required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and the Funds may have limited legal recourse in the event of a default. Debt securities issued by an emerging market government can differ from debt obligations issued by private entities in that remedies from defaults generally must be pursued in the courts of the defaulting government, and legal recourse can therefore be significantly diminished. Political conditions, in terms of a government's willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging or developing markets in the event of default by the governments under commercial bank loan agreements. No Fund is permitted to invest more than 35% of its net assets in lower quality debt securities.

BRADY BONDS. Latin America Fund may invest in "Brady Bonds," which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds recently have been issued by the governments of Costa Rica, Mexico, Uruguay and Venezuela, and are expected to be issued by Argentina, Brazil and the Philippines and other emerging markets countries. Brady Bonds may be rated below investment grade. As of the Date of this Statement of Additional Information, AIB Govett is not aware of the occurrence of any payment defaults on Brady Bonds. Investors should recognize, however, that Brady Bonds have been issued only recently and, accordingly, do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the secondary market for Latin American debt. The Salomon Brothers Brady Bond Index provides a bench-mark that can be used to compare returns of emerging market Brady Bonds with returns in other markets, e.g., U.S. bond markets.

Latin America Fund may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discounts bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments, or in the case of floating rate bonds, initially is equal to at least one year of rolling interest payments based on the applicable interest rate at that time, and is adjusted at regular intervals thereafter.

OPTIONS ON FOREIGN AND U.S. CURRENCIES AND SECURITIES. In an effort to reduce the fluctuations in their respective net asset value, the Funds may write covered put and call options and purchase put and call options on U.S. and foreign currencies and securities that are traded on U.S. and foreign securities exchanges and over-the-counter. Call options written by the Funds give the holder the right to buy the underlying currency or security from the Funds at a stated exercise price upon exercising the option at any time prior to its expiration. A call option written by the Funds is "covered" if the Funds own or have an absolute right (such as by conversion) to the underlying currency or security covered by the call. A call option is also covered if the Funds hold a call on the same currency or security and in the same principal amount as the call written and the exercise price of the call held is (a) equal to or less than the exercise price of the call written, or (b) greater than the exercise price of the call written if the difference is maintained by the Funds in cash, U.S. government securities or other liquid high grade debt obligations in a segregated account with its Custodian. Put options written by the Funds give the holder the right to sell the underlying currency or security to the Funds at a stated exercise price. A put option written by the Funds is "covered" if the Fund maintains cash or liquid high grade debt obligations with a value equal to the exercise price in a segregated account with its Custodian, or else holds a put on the same currency or security and in the same principal amount as the put written, and the exercise price of the put held is equal to or greater than the exercise price of the put written. Premiums for currency options held by any Fund may not exceed 5% of its total assets.

The writer of an option who wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing authority or otherwise economically nullified. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, a holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. The Funds may enter into closing transactions to terminate an options position. The Funds will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Funds will realize a loss from closing a transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option.

The Funds may write options in connection with buy-and-write transactions, that is, the Funds may purchase a currency or security and then write a call option against that currency or security. The exercise price of the call will depend upon the expected price movement of the underlying currency or security. The exercise price of a call option may be below ("in-the-money") or equal to ("at-the-money") or above ("out-of-the-money") the current price of the underlying currency or security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected by AIB Govett that the price of the underlying currency or security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected by AIB Govett that the price of the underlying currency or security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when AIB Govett expects that the premiums received from writing the call option plus the appreciation in the market price of the underlying currency or security up to the exercise price will be greater than the appreciation in the price of the underlying currency or security alone. If the call options are exercised in such transactions, a Fund's maximum gain will be the premium received by it for writing the option, adjusted upward or downward by the difference between the Fund's purchase price for the currency or security and the exercise price. If the options are not exercised and the price of the underlying currency or security declines, the amount of such decline will be mitigated by the premium received.

The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying currency or security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying currency or security declines or otherwise is below the exercise price, the Fund may elect to close the position or wait for the option to be exercised and take delivery of the currency or security at the exercise price. The Fund's return will be the premium received from the put option minus the amount by which the market price of the currency or security is below the exercise price. Out-of-the-money, at-the-money, and in-the-money put options may be used by the Funds in the same market environments that call options are used in equivalent buy-and-write transactions.

In addition to the matters discussed in the prospectuses, shareholders should be aware that when trading options on foreign exchanges or in the over-the-counter market, many of the protections afforded to U.S. option exchange participants will not be available. For example, there are no daily price fluctuation limits in such exchanges or markets, and adverse market movements could therefore continue to an unlimited extent over a period of time.

Although the purchaser of option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the Fund as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements typically associated with such option writing. The ability of any Fund to engage in options transactions is subject to the following limitations: (a) not more than 5% of the net assets of the Fund may be invested in options purchased by the Fund; (b) the obligations of the Fund under put options written by the Fund may not exceed 5% of the net assets of the Fund; and (c) the obligations of the Fund under call options written by the Fund may not exceed 5% of the net assets of the Fund.

The staff of the SEC has taken the position that purchased over-the-counter ("OTC") options and the assets used as "cover" for written OTC options are illiquid securities. However, the Funds may treat the securities they use as cover for written OTC options as liquid provided the Funds follow a specified procedure. The Funds may sell OTC options only to qualified dealers who agree that the Funds may repurchase any OTC options written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Since investments in companies whose principal business activities are located outside of the U.S. will frequently involve currencies of foreign countries, and since assets of a Fund may temporarily be held in bank deposits in foreign currencies during the completion of investment programs, the value of the Funds' assets as measured in U.S. dollars generally will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds may conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a forward foreign currency contract or forward contract). Foreign currency futures contracts and options on foreign currencies may also be used. The Funds will convert currency on a spot basis from time to time, and shareholders should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should the Funds desire to resell that currency to the dealer.

A forward currency exchange contract ("Forward Contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A Fund will cover a Forward Contract that it has sold by establishing and maintaining with its Custodian a segregated account, consisting of cash, cash equivalents or liquid, short-term high quality debt securities from its portfolio.

The Funds may enter into Forward Contracts in order to fix a definite U.S. dollar price for securities denominated in foreign currencies, in connection with a purchase or sale of those securities. For example, if a Fund placed a purchase order for securities denominated in Japanese Yen, it would be required to pay for the securities with Yen on the date the transaction settles. If the Fund has U.S. dollar-denominated cash or securities on hand, it can enter into a Forward Contract to exchange its dollars for Yen, with the exchange taking place on the settlement date of the security purchase order, so that the Fund would have sufficient Yen to pay for the securities it has purchased. This type of currency strategy is often referred to as a "transaction hedge."

The Funds may also enter into Forward Contracts to hedge securities in their portfolios that are denominated in foreign currency against losses caused by a decline in foreign currency values. For example, if a Fund owns securities denominated in French Francs, and AIB Govett anticipates a decline in the Franc's value relative to the U.S. dollar, the Fund can enter into a contract to exchange Francs for dollars in order to lock in the current exchange rate for the term of the contract. By locking in an exchange rate, the Fund would seek to protect itself against a decline in the Franc's value relative to the U.S. dollar, but would also give up the opportunity to profit from an increase in its value. This type of transaction is often termed "position hedging." Of course, a position hedge does not protect against price changes caused by other factors such as a change in an issuer's prospects--it only hedges against losses caused by currency movements relative to the U.S. dollar.

At the maturity of a Forward Contract, the Funds may either sell the portfolio security and make delivery of the foreign currency, or they may retain the security and terminate their contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obliging it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with precision the market value of portfolio securities at the expiration of the Forward Contract. Accordingly, it may be necessary for the Funds to purchase additional foreign currency on the spot market (and bear the expense of such purchases) if the market value of the security is less than the amount of foreign currency the Funds are obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Funds are obliged to deliver.

If the Funds retain the portfolio security and engage in an offsetting transaction, they will incur a gain or a loss to the extent that there has been a movement in Forward Contract prices. If the Funds engage in an offsetting transaction, they may subsequently enter into a new Forward Contract to sell the foreign currency. Should forward prices decline during the period between the date the Funds enter into a Forward Contract for the sale of the foreign currency and the date they enter into an offsetting contract for the purchase of the foreign currency, the Funds will realize a gain to the extent the price of the currency they have agreed to sell exceeds the price of the currency they have agreed to purchase. Such gain may be offset by a corresponding change in the value of the underlying securities if they are retained by the Funds and if an offset is effected. Should forward prices increase, the Funds will suffer a loss to the extent that the price of the currency they have agreed to purchase exceeds the price of the currency they have agreed to sell. Although there are no limits on the number of Forward Contracts which a Fund may enter into, no Fund may position hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of foreign currency) of the securities held in its portfolio, denominated or quoted in, or currently convertible into, such currency.

FUTURES CONTRACTS. The Funds may enter into contracts for the purchase or sale for future delivery of fixed income securities or foreign currencies, or contracts based on financial indexes including any index of U.S. government securities, foreign government securities or corporate debt securities. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. The Funds may enter into futures contracts which are based on debt securities that are backed by the full faith and credit of the U.S. government, such as long-term U.S. Treasury bonds, Treasury notes, GNMA modified pass-through mortgage backed securities and three month U.S. Treasury bills.
The Funds may also enter into futures contracts which are based on bonds issued by entities other than the U.S. government.

The Funds will not enter into Futures Contracts for speculation and will only enter into Futures Contracts which are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal interest rate and currency Futures exchanges in the U.S. are the Board of Trade of the City of Chicago and the Chicago Mercantile Exchange. U.S. futures exchanges and trading are regulated under the Commodity Exchange Act by the CFTC. Futures are also exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Funds' exposure to interest rate, currency exchange rate and stock price fluctuations, the Funds may be able to hedge their exposure more effectively and at a lower cost through using Futures Contracts. A Fund will not enter into Futures Contracts if, as a result thereof, more than 5% of a Fund's total assets (taken at market value at the time of entering into the contract) would be committed to "margin" (down payment) deposits on such Futures Contracts.

An interest rate Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (debt security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck; no physical delivery of the stocks comprising the index is made. Most stock index futures and options are based on broad-based stock indexes reflecting the prices of a broad variety of common stocks, such as the Nikkei Keizai Shimbun (the Nikkei Dow). Some index options are based on narrow industry averages or market segments. A foreign currency Futures Contract provides for the purchase or sale for future delivery of a currency. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments and currencies, or the delivery of cash, they are usually closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument, currency or stock index and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Treasury Bills on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Treasury Bills on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

Persons who trade in Futures Contracts may be broadly classified as "hedgers" and "speculators." Hedgers, such as the Funds, whose business activity involves investment or other commitment in securities or other obligations, use the futures markets primarily to offset unfavorable changes in value that may occur because of fluctuations in the value of the securities and obligations held or expected to be acquired by them or fluctuations in the value of the currency in which the securities or obligations are denominated. Debtors and other obligors may also hedge the interest cost of their obligations. The speculator, like the hedger, generally expects neither to deliver nor to receive the financial instrument underlying the Futures Contract, but, unlike the hedger, hopes to profit from fluctuations in prevailing interest rates, the underlying stock index, or currency exchange rates. A Fund's Futures transactions will be entered into for traditional hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund with a securities dealer in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure the Fund's performance of the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded, and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the Futures Contract being traded.

If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the securities dealer will require an increase in the margin deposit ("margin variation"). However, if the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, the securities dealer will pay the excess to the Fund. In computing daily net asset values, a Fund will mark-to-market the current value of its open Futures Contracts. The Funds expect to earn interest income on their margin deposits.

The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events. At best, the correlation between changes in prices of Futures Contracts and of the securities or currencies being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for debt securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when, and how to hedge involves skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, or gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract. However, the Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

Furthermore, in the case of a Futures Contract purchase, in order to be certain that the Fund has sufficient assets to satisfy its obligations under a Futures Contract, the Fund segregates and commits to back the Futures Contract with an amount of cash, U.S. government securities or other liquid, high-grade debt securities equal in value to the current value of the underlying instrument less the margin deposit.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses.

The Funds will distribute to shareholders annually any net long-term capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the fiscal year) on Futures transactions. Such distributions will be combined with distributions of capital gains realized on a Fund's other investments and shareholders will be advised of the nature of payments.

REGULATORY ASPECTS OF HEDGING. The Funds are not commodity pools. Each Fund's transactions in futures and options thereon will constitute bona fide hedging or other permissible transactions under regulations promulgated by the CFTC. In addition, no Fund may engage in such transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired futures and options thereon would exceed 5% of the fair market value of the Fund's assets, with certain exclusions as defined in the applicable CFTC rules.

SPECIAL RISKS OF HEDGING. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transactions costs to which the Funds would not be subject absent the use of these strategies. If the Investment Manager's prediction of movements in the direction of interest rates, securities prices, or currency markets are inaccurate, the adverse consequences to the Funds may leave the Funds in a worse position than if such strategies were not used. Risks inherent in the use of options, foreign currency and futures contracts and options on futures contracts include: (1) dependence on the Investment Manager's ability to predict correctly movements in the direction of interest rates, securities prices and currency markets; (2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; and (5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences.

WARRANTS OR RIGHTS. Warrants or rights may be acquired by a Fund in connection with other securities or separately, and provide the Fund with the right to purchase at a later date other securities of the issuer. As a condition of its continuing registration in a state, each Fund has undertaken that its investments in warrants or rights, valued at the lower of cost or market, will not exceed 5% of the value of its net assets and not more than 2% of such assets will be invested in warrants and rights which are not listed on the American or New York Stock Exchange. Warrants or rights acquired by a Fund in units or attached to securities will be deemed to be without value for purpose of this restriction. These limits are not fundamental policies of the Funds and may be changed by the Company's Board of Directors without shareholder approval.

SECURITY FORWARD COMMITMENTS. Global Income Fund may buy or sell "when-issued" or "delayed-delivery" securities (collectively called "Forward Commitments"). Forward Commitments occur when the Fund buys or sells securities with payment and delivery taking place in the future (typically a month or more after the deal is struck). The price is fixed on the date of the commitment, and the seller continues to accrue interest on the securities until delivery and payment takes place. At the time of settlement, the market value of the securities may be more or less than the purchase or sale price.

A Forward Commitment may either be settled according to its original terms, or it may be resold or repurchased on or before the settlement date, if AIB Govett deems it advisable to do so. When engaging in Forward Commitments, the Fund relies on the other party to complete the transaction. If the other party fails to do so, the Fund may lose a purchase or sale opportunity that could be more advantageous than alternative opportunities at the time of the failure. The amount at risk to the Fund for an uncompleted Forward Commitment is the difference between the purchase price and the current marked-to-market price.

To minimize this risk, for each Forward Commitment purchase, Global Income Fund maintains appropriate liquid securities, or cash, in a segregated account (which is marked to market daily) with the Fund's custodian. The aggregate amount of this account must be equal to the amount of the commitment as long as the purchase obligation continues. Since the market value of the securities or currency subject to the Forward Commitment and the securities or currency held in the segregated account may fluctuate, the use of Forward Commitments may magnify the effect of interest rate changes on the Fund's net asset value.

A Forward Commitment sale is "covered" if the Fund owns or has the right to acquire the underlying securities or currency subject to the Forward Commitment. A Forward Commitment is for cross-hedging if it is not covered but is designed to hedge against a decline in value of a security or currency which the Fund owns or has the right to acquire. In either circumstance, the Fund maintains in a segregated account (which is marked to market daily) either the security or currency covered by the Forward Commitment or other appropriate liquid securities, in an aggregate amount equal to the amount of its commitment, as long as the obligation to sell continues. By entering into a Forward Commitment sale transaction, the Fund foregoes or reduces the potential for gain and loss in the holding which is being hedged.

REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which the Funds purchase a security and simultaneously commit to resell that security to the seller at an agreed upon price on an agreed upon date within a specified number of days (usually not more than seven) from the date of purchase. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. In the event of the seller's default, the Funds could suffer a loss if the fair market value of the security "purchased" is less than the amount paid for the security. The Investment Manager will consider the creditworthiness of sellers before causing a Fund to enter into repurchase agreements with them, and will review such creditworthiness periodically. In the event of the bankruptcy of the other party to a repurchase agreement, a Fund could experience delays in recovering either the securities or the cash lent. To the extent that, in the meantime, the value of the securities purchased had decreased, the Fund could experience a loss. In all cases, the Investment Manager must find the creditworthiness of the other party to the transaction satisfactory.

The purpose of engaging in repurchase agreements is to earn a return on uninvested cash. The Funds may engage in a repurchase agreement with respect to any security in which they are authorized to invest. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been definitively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Funds in connection with bankruptcy proceedings), it is currently the policy of the Funds to enter into repurchase agreements only with those member banks of the Federal Reserve System and primary dealers in U.S. government securities whose creditworthiness has been reviewed and found satisfactory by the Investment Manager, pursuant to policies established by the Company's Board of Directors.

The Funds may in the future wish to invest in foreign repurchase agreements. Currently, markets for foreign repurchase agreements are in the developing stage in various countries and it can be expected that new markets will continue to be developed in the future. The Funds do not have any current intention of engaging in foreign repurchase agreements, and will not do so until general guidelines and criteria have been approved by the Company's Board of Directors.

REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a Fund temporarily transfers possession of a security to another party, such as a bank, in return for cash. At all times that a reverse repurchase agreement is outstanding, the Fund will maintain cash and liquid high grade debt securities in a segregated account at its custodian bank with a value at least equal to its obligation under the agreement. Reverse repurchase agreements are considered to be borrowings for purposes of investment limitation 1. on page 4 of this Statement of Additional Information, and therefore are subject to the overall percentage limitations on borrowings and the restrictions on the purposes of borrowings contained in that limitation. As of the date of this Statement of Additional Information, the Funds do not invest in reverse repurchase agreements, and will not do so until the Board of Directors has approved guidelines for such investments.

PORTFOLIO TURNOVER. The Company's Board of Directors periodically reviews the Investment Manager's performance of their respective responsibilities in connection with the placement of portfolio transactions on behalf of the Funds, and reviews the commissions paid by the Funds to determine whether such commissions are reasonable in relation to what the directors believe are the benefits to the Funds. See "Allocation of Portfolio Transactions" in the prospectuses for information on the Funds' portfolio turnover rates.

MONEY MARKET INSTRUMENTS. As noted in the Funds' prospectuses, the Funds may, from time to time, invest excess cash in the following "money market" securities:

U.S. Government Securities. The Funds may invest in the various types of short-
--------------------------
term marketable securities issued by or guaranteed as to principal and interest by the U.S. government and supported by the full faith and credit of the U.S. Treasury. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis.

U.S. Government Agency Securities. The Funds may invest in short-term U.S.
---------------------------------
government agency securities which are debt securities issued by government-sponsored enterprises and federal agencies. Examples are the Federal National Mortgage Association and the Federal Intermediate Credit Bank. Such securities are not direct obligations of the Treasury but involve U.S. government sponsorship or guarantees by U.S. government agencies or enterprises. Such securities are subject to fluctuations in market value due to fluctuations in market interest rates. Certain types of these securities are subject to fluctuations in yield due to early prepayments on mortgages underlying such securities.

The Funds may invest in all types of U.S. government agency securities currently outstanding or to be issued in the future.

Bank Obligations. These obligations include, but are not limited to, negotiable
----------------
certificates of deposit, bankers' acceptances and fixed time deposits. The Funds will limit their investment in U.S. bank obligations to obligations of U.S. banks (including foreign branches) which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. The Funds will limit their investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest foreign banks in the world; (iii) have branches or agencies in the U.S.; and (iv) in the opinion of the Investment Manager are of an investment quality comparable with obligations of U.S. banks which may be purchased by the Funds.

Fixed time deposits are obligations of U.S. banks, of foreign branches of U.S. banks, or of foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the investor, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Funds' right to transfer a beneficial interest in the deposit to a third party. It is the policy of each Fund not to invest in
(i) fixed time deposits subject to withdrawal penalties, other than overnight deposits; (ii) repurchase agreements with more than seven days to maturity; or
(iii) other illiquid securities, if in the aggregate more than 5% of the value of its net assets would be so invested.

Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks, or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

Short-Term Corporate Debt Instruments. The Funds may invest in commercial paper,
-------------------------------------
which refers to short-term, unsecured promissory notes issued by U.S. and foreign corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

The Funds may also invest in non-convertible corporate debt securities (e.g., bonds and debentures) with no more than one year remaining to maturity at the date of settlement. Corporate debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities.

The Funds' commercial paper investments at the time of purchase will be rated at least A-2 by Standard & Poor's or Prime-2 by Moody's, or if unrated, will be of comparable quality as determined by the Investment Manager. The Funds' short-term investments in corporate bonds and debentures (which must have maturities at the date of purchase of one year or less) must be rated at the time of settlement at least AA by Standard & Poor's or Aa by Moody's or if unrated, will be of comparable quality as determined by the Investment Manager. See Appendix A to this Statement of Additional Information for information about Moody's and Standard & Poor's ratings.

MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent interests in pools of mortgage loans and provide the purchasers of such securities a flow-through of interest and principal payments as such payments are received with respect to mortgages in the pool. An issuer may offer senior or subordinated securities backed by the same pool of mortgages. Mortgage-related securities may be issued by private entities, agencies of the U.S. government or by corporations established under the authority of legislation.

Mortgage-backed securities have the same risks of most debt securities, including the risk of default as to some or all of the principal and interest. In addition, mortgage-backed securities also have the risks of prepayment or delay, that is, if some or all of the underlying mortgages are paid before or after the anticipated date of payment (which may be before or after the stated maturity date), the holder of the mortgage-backed securities may have to invest the paid principal at times when interest rates are not favorable.

                             DIRECTORS AND OFFICERS

The Company's Board of Directors has the responsibility for the overall management of the Funds, including general supervision and review of their investment activities. The Board of Directors, in turn, appoints the officers who are responsible for administering the day-to-day operations of the Funds. Listed below are the directors and officers of the Funds, and their affiliations and principal occupations for the past five years. Directors who may be "interested persons" of the Funds, as defined in the 1940 Act, are designated by an asterisk(*).

DIRECTORS
---------

ELLIOTT L. ATAMIAN (24 Country Drive, Weston, MA 02193) is a private investor, and has served on the Board of Directors of Rogers Foam Corp. since 1989 and Brookline Savings Bank since 1978. He was a Professor of Finance at Northeastern University from 1977 to 1991 and served on the Board of Directors of certain mutual funds managed by John Hancock Advisors, Inc. from 1972 to 1991. He is 79.

PATRICK CUNNEEN * (c/o AIB Asset Management Holdings Limited, AIB International Center, Dublin, Ireland 1) graduated from University College, Dublin with a Bachelor of Commerce degree in 1967. He joined AIB Investment Managers Limited ("AIBIM") as Managing Director in 1991 and currently holds the office of Vice Chairman of AIB Asset Management Holdings Limited. AIBIM is a subsidiary of
Allied Irish Banks plc, the majority owner of AIB Govett.   Prior to joining
AIBIM, Mr. Cunneen was Investment Director of New Ireland Assurance Company Limited, where he had been since 1972. He has been a member of the Society of Investment Analyst since 1974, and is a former Chairman of the Irish Association of Investment Managers. He is 52.

SIR VICTOR GARLAND * (15 Wilton Place, Knightsbridge, London, SW1X 8RL) is President of the Company. He has been a private investor since 1984 and currently serves as a director of a number of U.K. public companies. He is the former Australian Ambassador to the U.K. and a former director of Prudential Assurance Corporation in the U.K. He is 63.

JAMES M. OATES (c/o The Wydown Group, 60 State Street, Suite 950, Boston, MA 02109) is currently Managing Director of The Wydown Group and Chairman of IBEX Capital Markets, LLC. His present Board affiliations include: Blue Cross and Blue Shield of New Hampshire, Director; Phoenix Mutual Funds, Director; Phoenix Duff & Phelps, Director, Chairman of the Compensation Committee; The Govett Funds, Director, Member of the Audit Committee; Investors Bank & Trust, Director, Member of Executive Committee, Chairman of the Compensation Committee; Investor Financial Services Corp., Director; Member of the Executive Committee, Chairman of the Compensation Committee, and Member of the Nominating Committee; Plymouth Rubber Company, Director; Stifel Financial, Director, Member of the Executive Committee and Member of Compensation, Audit and Finance Committees; Emerson Investment Management, Inc., Director and Member of the Executive Committee; Massachusetts Housing Partnership, Vice Chairman and Director; Massachusetts General Hospital, Member of the Corporation; Middlesex School (Concord, MA), President of the Board of Trustees; Chief Executive Organization, Member. He is 51.

FRANK R. TERZOLO (c/o C.R.T. Strategies, 65337 East Brassie Drive, Tucson, AZ, 85739) is presently President and Chief Executive Office of C.R.T. Strategies, a
company that designs and implements charitable remainder trusts.   From 1989 to
1996 he was President and Chief Executive Officer of Ameritrust Network, Inc., which also designed and implemented charitable remainder trusts. From 1988 to 1989, he was President and Chief Executive Officer of American Equities, and from 1984 to 1988 he was President and Chief Operating Officer for Equitec Securities Company, a financial services company. He is 64.

OFFICERS
--------

SIR VICTOR GARLAND (15 Wilton Place, Knightsbridge, London, SW1X 8RL) is President of the Company. He has been a private investor since 1984 and currently serves as a director of a number of U.K. public companies. He is the former Australian Ambassador to the U.K. and a former director of Prudential Assurance Corporation in the U.K. He is 63.

COLIN KREIDEWOLF, (c/o AIB Govett, Inc., 250 Montgomery Street, Suite 1200, San Francisco, CA 94104) Treasurer of the Company, joined AIB Govett London in 1981. He became a member of The Institute of Chartered Secretaries and Administrators in England and Wales in 1986. He is Senior Vice President of AIB Govett responsible for financial and operational activities of the Company. He is 38.


ALICE L. SCHULMAN, (c/o AIB Govett, Inc., 250 Montgomery Street, Suite 1200, San Francisco, CA 94104) is Secretary of the Company, and she is Senior Vice President and Corporate Secretary of AIB Govett. From 1993 until she joined Berkeley Capital Management in 1995, Ms. Schulman was the Compliance Officer at BZW Barclays Global Investment Advisors, and from 1989 to 1993, she was a compliance manager for The Benham Group (now part of American Century Investments). Prior to 1989, she served in various compliance management and administration functions at McKesson Corporation and Kaiser Aluminum Corporation. She is 48.

ANDREW BARNETT, (c/o AIB Govett Asset Management Limited, Shackleton House, 4 Battle Bridge Lane, London, England SE1 2HR) Assistant Treasurer of the Company, joined AIB Govett London in 1987. He graduated from Manchester University in 1970 with a BA (Hons) in History, Economics, and Politics and become a member of the Institute of Chartered Accountants in England and Wales in 1974. He was appointed Operations Director in 1991. He is 50.

JOHN WADE, (c/o AIB Govett Asset Management Limited, Shackleton House, 4 Battle Bridge Lane, London, England SE1 2HR) Assistant Treasurer of the Company, joined AIB Govett London in 1989. In 1998, he was appointed Manager of US Administration. Prior to 1989, he was a fund accountant with Aitken Hume Bank in their unit trust operations for ten years. He is 45.

As indicated above, a director and officer may hold other positions with the Investment Manager and its affiliates. The President of the Company is a resident of the United Kingdom and has appointed the Company, located at 250 Montgomery Street, Suite 1200, San Francisco, CA, 94104, as his agent for notice.

Directors not affiliated with the Investment Manager are paid director fees of $20,000 per year, plus a fee of $1,000 per Board meeting, with Mr. Atamian the independent Board member who serves on the Pricing Committee to receive a retainer of $1,000. Each member of the Committee on Administration and the Audit Committee, which are comprised of all directors who are not employees of the Investment Manager or its affiliates, is compensated in the amount of $1,000 for each meeting, except when its meetings are held in conjunction with regular or special Board meetings or for short telephonic meetings. Directors not affiliated with the Investment Manager are reimbursed for expenses incurred in connection with attending Board of directors meetings.

These fees are paid equally by all Fund. No officer or director receives any other compensation directly from the Funds. As of September 30, 1998, the directors and officers, as a group, owned of record and beneficially less than 1% of the total outstanding shares of any Fund. The officers and directors of the Company who are not U.S. residents have appointed the Company, 250 Montgomery Street, Suite 1200, San Francisco, California 94104, as their agent for notice.

     The holders of a majority of the outstanding shares of the Company can elect all of the Company's directors and can remove one or more of the directors. The holders of a majority of the outstanding shares of a Fund can change the Fund's investment objective and fundamental investment policies and restrictions, and can approve, disapprove, or amend the Management Contract and Distribution Agreement, with respect to that Fund. The holders of a majority of the outstanding shares of any class of a Fund can approve, disapprove, or amend the Distribution Plan for such class. Shareholders holding at least 10% of the Company's outstanding shares may call a meeting of shareholders. Large redemptions by one or more shareholders in a Fund could give rise to significant transaction costs which will be borne by the remaining shareholders in the Fund, and could otherwise adversely affect the performance of the Fund.

     The following table summarizes the above information relating to the directors and officers of the Company, and the total compensation paid to them by the Funds during 1997. The Govett Funds have not established any pension, retirement or deferred compensation plans for directors or officers. No officers of the Company received any compensation from any Fund or the Fund Complex during 1997.

-----------------------------------------------------------------------------------------------------------------------
                                                           Aggregate Compensation By Fund:
                          ---------------------------------------------------------------------------------------------
                               Govett           Govett        Govett                Govett     Govett
                            International      Emerging       Smaller    Govett      Latin     Global       Total
Name, Age, Position            Equity       Markets Equity   Companies    Asia      America    Income    Compensation
                                Fund             Fund          Fund       Fund       Fund       Fund     From  Funds*
-----------------------------------------------------------------------------------------------------------------------
Elliott L. Atamian,             $4,666.66         $4,666.68  $4,666.66  $4,666.68  $4,666.66  $4,666.66    $28,000.00
79, Director
-----------------------------------------------------------------------------------------------------------------------
Patrick K. Cunneen                    N/A               N/A        N/A        N/A        N/A        N/A           N/A
52, Chairman and Director
-----------------------------------------------------------------------------------------------------------------------
Sir Victor Garland              $4,500.00         $4,500.00  $4,500.00  $4,500.00  $4,500.00  $4,500.00    $27,000.00
63, President  & Director
-----------------------------------------------------------------------------------------------------------------------
James M. Oates                  $4,500.00         $4,500.00  $4,500.00  $4,500.00  $4,500.00  $4,500.00    $27,000.00
51, Director
-----------------------------------------------------------------------------------------------------------------------
Frank R. Terzolo                $4,500.00         $4,500.00  $4,500.00  $4,500.00  $4,500.00  $4,500.00    $27,000.00
64, Director
-----------------------------------------------------------------------------------------------------------------------

     * based on fiscal year ending December 31, 1997


                            MANAGEMENT OF THE FUNDS

     Investment Manager
     ------------------

     AIB Govett is the investment manager of the Funds. On November 14, 1997, the Company's Board of Directors approved a new investment management agreement (the "Investment Management Contract") between the Company and AIB Govett whereby AIB Govett was appointed to serve as investment manager, effective January 1, 1998, to Original Funds and the three new Funds: China Fund, International Smaller Companies Fund, and Europe Fund. The terms of the Investment Management Contract between the Company and AIB Govett with respect to the Original Funds are substantially similar to, and with respect to the China Fund, International Smaller Companies Fund, and Europe Fund are substantially consistent with, the former investment management agreement between the Company and AIB Govett London ( the "Former Advisory Agreement").

     The Former Advisory Agreement with respect to the International Equity Fund, the Emerging Markets Equity Fund and the Global Income Fund was approved by the Company's Board of Directors (including a majority of the Directors who are not "interested persons" of the Funds or the Investment Manager) on November 25, 1991 and by the initial shareholder of those Funds on November 26, 1991. The Former Advisory Agreement with respect to the Smaller Companies Fund was approved by the Company's Board of Directors (including a majority of the Directors who are not "interested persons" of that Fund or the Investment Manager) on November 6, 1992 and by the initial shareholder of the Smaller Companies Fund on December 28, 1992. The Former Advisory Agreement with respect to the Asia Fund was approved by the Company's Board of Directors (including a majority of the Directors who are not "interested persons" of the Funds or the Investment Manager) on November 5, 1993, and by the initial shareholder of that Fund on December 15, 1993. The Former Advisory Agreement with respect to the Latin

     America Fund was approved by the Company's Board of Directors (including a majority of the Directors who are not "interested persons" of the Funds or the Investment Manager) on March 4, 1994, and by the initial shareholder of that Fund on March 4, 1994. The Investment Management Contract, which applies to the Original Funds and China Fund, International Smaller Companies Fund, and Europe Fund, was approved by the Company's Board of Directors (including a majority of the Directors who are not "interested persons" of the Funds or the Investment Manager) on November 14, 1997.

     Subadviser
     ----------

     On November 14, 1997, the Board of Directors also approved an investment subadvisory agreement between AIB Govett and AIB Govett London pursuant to which AIB Govett London was appointed to serve as an investment subadviser with respect to the Original Funds and China Fund, International Smaller Companies Fund, and Europe Fund. The terms of the Subadvisory Agreements also are substantially consistent with the terms of the Former Advisory Agreement. None of the investment management fees paid by any of the Original Funds was affected by the change in investment manager from AIB Govett London to AIB Govett.

     AIB Govett London is a U.K. company located at Shackleton House, 4 Battle Bridge Lane, London SE1 2HR, England. The Subadviser and the Investment Manager are affiliates of each other and members of the AIB Group.

     Transfer Agent
     --------------

     First Data Investor Services Group, Inc. (formerly FPS Services, Inc., the "Transfer Agent") provides the Company and each Fund with certain services, including the following: (1) preparation and maintenance of accounts and records for each Fund and performance of certain related functions; and (2) provision of transfer agency services to each Fund. These services are provided at cost plus a profit. The Transfer Agent is a subsidiary of First Data Corporation.


     Fund Administrator and Accountant
     ---------------------------------

     Chase Global Funds Services Company, Inc., 73 Tremont Street, Boston, MA 02108 (the "Fund Administrator and Accountant") provides the Company with certain administration and accounting services.

     Custodian
     ---------

     The Chase Manhattan Bank, 4 MetroTech Center, Brooklyn, NY 11245 (the "Custodian") is the Funds' global custodian.

     The Custodian and the Fund Administrator and Accountant do not participate in decisions relating to the purchase and sale of portfolio securities. These entities provide services in connection with the sale, exchange, substitution, transfer and other dealings with the Funds' investments, receive and disburse all funds and perform various other duties upon receipt of proper instructions from the Funds. The Custodian also acts as Custodian for certain cash and securities of the Funds maintained outside of the U.S. in certain countries through certain foreign subcustodians pursuant to the requirements of a Securities and Exchange Commission rule. The Custodian charges custody fees which are believed to be competitive within the industry.

     Independent Accountant
     ----------------------

     PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, CA, 94105, acts as the Funds' independent accountants.

Fund Counsel
------------

Goodwin, Procter & Hoar LLP, One Exchange Place, Boston, MA 02109-2881, serves as Fund counsel.

Principal Shareholders and Control Persons
------------------------------------------

The following persons are known by the Company to own of record or beneficially 5% or more of the Class A securities of the indicated Funds as of September 30, 1998:

--------------------------------------------------------------------------------------------------------------------
Name and Address                      Fund/Class                   Percentage of Outstanding Shares
of Shareholder                                                        as of September 30, 1998
--------------------------------------------------------------------------------------------------------------------
Charles Schwab & Co., Inc.            Latin America Fund/A                          21.67%
Special Custody Account for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122

James G. Lindell                      Asia Fund/A                                    6.65%
9257 Wedgewood Drive
Woodbury, MN  55125-9373

Charles Schwab & Co., Inc.            Asia Fund/A                                    5.73%
Special Custody Account for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122

Michael E. Pichichero                 International Equity/A                         6.60%
332 Landing Road South
Rochester, NY  14610-3535

Light & Co                            International Equity/I                        87.72%
c/o First National Bank of Maryland
Security Processing 109-911
P.O. Box 1596
Baltimore, MD 21203-1596
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
St. Elizabeth Hospital                Global Income Fund/A                          15.66%
1501 Hartford
P. O. Box 7501
Lafayette, IN 47904-2126
Subramonian Shankar                   Global Income Fund/A                           5.46%
5990 Neely Ct
Norcross, GA 30092-1418
--------------------------------------------------------------------------------------------------------------------

Expenses: Investment Management and Subadvisory Arrangements
------------------------------------------------------------

In addition to the investment management fee payable to the Investment Manager (described below) and the compensation payable to the Transfer Agent, the Funds pay all of their own expenses, including, without limitation, the costs and expenses attributable to the preparation, typesetting, printing and mailing of their proxy materials to existing shareholders, their legal expenses, and the fees of their custodians, auditor and non-interested directors. The Funds' Investment Management Contract with the Investment Manager also provides that the Funds will pay for the typesetting, printing and mailing of prospectuses, Statements of Additional Information and reports to existing shareholders. Other expenses paid by the Funds include interest, taxes, brokerage commissions, and other portfolio transactions fees and charges, the Funds' proportionate share of insurance premiums and dues, and the costs of registering shares under federal and state securities laws. The Funds are also responsible for such nonrecurring expenses as may arise, including costs of litigation to which the Funds are party and any obligations they may have to indemnify their officers and directors with respect to such litigation.

Pursuant to the Investment Management Contract, each Fund is obligated to pay the Investment Manager a monthly fee computed at the close of business on the last business day of each month equal to a monthly rate of approximately .08%, or 1% per year (.06% monthly or .75% per year for the Global Income Fund), of the average daily net assets of the Fund.

During the fiscal years ending December 31, 1995, 1996, and 1997 the Investment Manager was entitled to receive management fees as follows:

----------------------------------------------------------------------------------
FUND                                          1995            1996            1997
----------------------------------------------------------------------------------
International Equity                    $  302,657      $  238,566      $  216,129
----------------------------------------------------------------------------------
Emerging Markets Equity                    745,285         652,671         532,713
----------------------------------------------------------------------------------
Smaller Companies                        3,173,782       3,144,746       1,730,046
----------------------------------------------------------------------------------
Asia                                       118,565          62,037          26,499
----------------------------------------------------------------------------------
Latin America                               47,489          56,499          53,584
----------------------------------------------------------------------------------
Global Income                              338,596         180,905         101,316
----------------------------------------------------------------------------------

Of these fees, the Investment Manager waived the following amounts:

---------------------------------------------------------------------------------
FUND                                         1995            1996            1997
---------------------------------------------------------------------------------
International Equity                     $ 76,145      $  174,141      $  110,750
---------------------------------------------------------------------------------
Emerging Markets Equity                   207,496         137,788         188,156
---------------------------------------------------------------------------------
Smaller Companies                         559,632       1,022,796       1,050,572
---------------------------------------------------------------------------------
Asia                                      133,040         316,924         218,074
---------------------------------------------------------------------------------
Latin America                             150,934         262,753         159,809
---------------------------------------------------------------------------------
Global Income                              80,573         218,527         129,931
---------------------------------------------------------------------------------

The Investment Management Contract remains in effect until the second anniversary of its effective date with respect to such Fund. Thereafter, it continues in effect for successive annual periods, provided such continuance is specifically approved at least annually by a vote of the Company's Board of Directors or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority of the Company's directors who are not parties to the agreement or interested persons of any such party (other than as directors of the Company), cast in person at a meeting called for that purpose. The Investment Management Contract may be terminated without penalty at any time by one or more of the Funds or by the Investment Manager on sixty days written notice without penalty, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.

Pursuant to the Subadvisory Agreements with the Investment Manager, the Subadviser provides day-to-day investment advisory services to the Funds. The Subadviser furnishes an investment program and make investment decisions for the Funds, subject to the supervision of the Investment Manager and the Company's Board of Directors. Under the Subadvisory Agreement, AIB Govett, out of the investment advisory fees received for each particular fund, pays AIB Govett London an annual fee, computed daily and paid monthly, equal to .45% of average daily net assets for the International Equity Fund, Emerging Markets Equity Fund, Europe Fund, Latin America Fund, Asia Fund, International Smaller Companies Fund, China Fund, and Smaller Companies Fund and equal to .3375% of average daily net assets for the Global Income Fund.

                             BROKERAGE ALLOCATION

Under the Funds' Investment Management Contract, the selection of securities dealers to execute transactions in the portfolios of the Funds is made by the Investment Manager in accordance with criteria set forth in the prospectuses, the Investment Management Contract, and policies adopted by the Company's' Board of Directors. The following procedures followed by the Investment Manager and the Subadviser for the International Equity Fund, Emerging Markets Equity Fund, Europe Fund, Latin America Fund, Asia Fund, International Smaller Companies Fund, China Fund, Smaller Companies Fund, and Global Income Fund.

The Investment Manager and the Subadviser place portfolio transactions for the Funds with those securities broker-dealers which the Investment Manager believes will provide best value in transaction and research services for the Funds, either in a particular transaction or over a period of time. Although some transactions involve only brokerage services, many involve research services as well.

In valuing brokerage services, the Investment Manager and the Subadviser make judgments as to which securities broker-dealers are capable of providing the most favorable net price (not necessarily the lowest commission) and the best execution in a particular transaction. Best execution connotes not only general competence and reliability of a securities broker-dealer, but specific expertise and effort of a securities broker-dealer in overcoming the anticipated difficulties and fulfilling the requirements of particular transactions, because the problems of execution and the required skills and effort vary greatly among transactions.

In valuing research services, the Investment Manager and the Subadviser make a judgment as to the usefulness of research and other information provided by a securities broker-dealer to the Investment Manager and the Subadviser in managing the Funds' investment portfolios. In some cases, the information, e.g., data for recommendations concerning particular securities, relates to the specific transaction placed with the securities broker-dealer, but for the greater part the research consists of a wide variety of information concerning companies, industries, investment strategy and economic, financial and political conditions and prospects, useful to the Investment Manager and the Subadviser in advising the Funds. The Funds may pay to those securities broker-dealers which provide brokerage and research services to the Investment Manager and the Subadviser a higher commission than that charged by other securities broker-dealers if the Investment Manager and the Subadviser determines in good faith that the amount of the commission is reasonable in relation to the value of those services in terms either of the particular transaction, or in terms of the overall responsibility of the Investment Manager and the Subadviser to the Funds and to any other accounts over which the Investment Manager and the Subadviser exercises investment discretion.

The reasonableness of brokerage commissions paid by the Funds in relation to transaction and research services received is evaluated by the staff of the Investment Manager and the Subadviser on an ongoing basis. The general level of brokerage charges and other aspects of the Funds' portfolio transactions are reviewed periodically by the Company's Board of Directors.

The Investment Manager and the Subadviser are the principal source of information and advice to the Funds, and are responsible for making and initiating the execution of investment decisions for the Funds. However, the Investment Manager and the Subadviser believe that it is important for the Investment Manager and the Subadviser, in performing its responsibilities to the Funds, to continue to receive and evaluate the broad spectrum of economic and financial information that many securities broker-dealers have customarily furnished in connection with brokerage transactions, and that in compensating securities broker-dealers for their services, it is in the interest of the Funds to take into account the value of the information received for use in advising the Funds. The extent, if any, to which the obtaining of such information may reduce the expenses of the Investment Manager and the Subadviser in providing management services to a Fund is not readily determinable. In addition, other clients of the Investment Manager and the Subadviser, including other Funds, might also benefit from the information obtained for a particular Fund, in the same manner that Fund might also benefit from information obtained by the Investment Manager and the Subadviser in performing services to others, including one or more of the other Funds.

The Investment Manager and the Subadviser will ordinarily place orders for the purchase and sale of over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of the Investment Manager and the Subadviser, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from securities broker-dealers will include a spread between the bid and asked prices. Subject to the requirement of best execution, the sale of Fund shares may also be considered as a factor in the selection of securities broker-dealers to execute the Funds' portfolio transactions.

Investment decisions for each Fund are made independently from those of other of the Investment Manager's or the Subadviser's client accounts or other funds managed or advised by the Investment Manager or the Subadviser, including the other Funds. Nevertheless, it is possible that at times identical securities will be acceptable for both one or more Funds and one or more of such client accounts or other funds. In such event, the position of the Fund and such other client accounts or other funds in the same issuer may vary. The length of time that each may choose to hold its investment in the same issuer may also vary. However, to the extent any of these client accounts or other funds seeks to acquire the same security as a Fund at the same general time, the Fund may not be able to acquire as large a part of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.
Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same general time. The Investment Manager or the Subadviser seeks to provide fair and equitable treatment for each Fund in the selection of investments and allocation of investment opportunities between the Fund and the Investment Manager's or the Subadviser's other investment management clients, including the other Funds.

Total brokerage commissions paid by the Funds during 1995, 1996, and 1997 were:

------------------------------------------------------------------------------
FUND                                         1995           1996          1997
------------------------------------------------------------------------------
International Equity                   $  203,906     $  161,651      $113,012
------------------------------------------------------------------------------
Emerging Markets Equity                   763,407        939,277       593,575
------------------------------------------------------------------------------
Smaller Companies                       1,098,810      1,166,106       218,450
------------------------------------------------------------------------------
Asia                                      202,580        214,836        63,025
------------------------------------------------------------------------------
Latin America                              53,126         77,244        37,991
------------------------------------------------------------------------------
Global Income                                 n/a            n/a         5,853
------------------------------------------------------------------------------

                          THE  COMPANY AND THE SHARES

Each Fund is a series of The Govett Funds, Inc. (the "Company"). The Company was organized as a Maryland corporation on November 13, 1990.

The Company's Articles of Incorporation permit the Directors to create an unlimited number of series (funds). There are currently nine funds which comprise the Company. They are: Govett International Equity Fund, Govett Emerging Markets Equity Fund, Govett Europe Fund, Govett Latin America Fund, Govett Asia Fund, Govett International Smaller Companies Fund, Govett China Fund, Govett Smaller Companies Fund, and Govett Global Income Fund.

Each Fund has designated three classes of shares. Class A Retail Shares are sold without any sales charge. Prior to September 1, 1998, Class A Retail Shares were sold with an initial sales charge. Class B Retail Shares are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") upon certain redemptions. Institutional Class Shares are sold without any sales charge. Class A and Institutional Class shares are subject to a short-term redemption and exchange fee. See "Additional Purchase, Exchange and Redemption Information - Alternative Sales Arrangements" below.

VOTING RIGHTS. The total authorized capital stock of the Company consists of three billion shares. Currently, the Company issues nine series of shares, each of which corresponds to one of the Funds. Each Fund has authorized 250 million shares for issuance. The shares have no preemptive or conversion rights; the voting and dividend rights, and the right of exchange or redemption with respect to each class of shares of the Funds are described in the Funds' prospectuses. Upon issuance and payment as described in the prospectuses, shares of each Fund will be fully paid and non-assessable. Shareholders holding 10% or more of the outstanding shares of the Funds may, as set forth in the Articles of Incorporation, call meetings for any purpose, including the purpose of voting on removal of one or more of the Company's Directors. Separate votes are taken by a Fund when a matter affects only that Fund. The Funds normally will not hold meetings of shareholders except as required under the 1940 Act and Maryland law. The Funds would be required to hold a shareholders' meeting in the event that, at any time, less than a majority of the directors holding office have been elected by shareholders. Directors will continue to hold office until their successors are elected and have qualified. Shares of the Funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Directors can elect all of the Directors. A Fund may be terminated upon the sale of its assets to another diversified, open-end management investment company, or upon liquidation and distribution of its assets, if approved by the requisite vote of the holders of the outstanding shares of that Fund. If not so terminated, the portfolios are expected to continue indefinitely.

           ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION

Please see the section entitled "About Your Account" in the prospectus relevant to the Class of shares you hold for general information and explanations about how to purchase, redeem and exchange shares of the Funds, including information about sales charges and special shareholder services such the telephone privilege, systematic withdrawal plans, and automatic investment plans. The information included in this Statement of Additional information supplements the information included in the prospectuses.

MULTIPLE CLASSES OF SHARES

Each Fund has designated three classes of shares. Class A Retail Shares are sold without any sales charge. Prior to September 1, 1998, Class A Retail Shares were sold with an initial sales charge. Institutional Class shares are sold without any sales charge but are subject to certain eligibility requirements. Class B Retail Shares have not been offered to the public. Each class of shares of each Fund represent interests in the same portfolio of investments of the Fund, have the same rights and are identical in all material respects. In addition, Institutional Class has no voting rights with respect to the Rule 12b-1 distribution plan pursuant to which the distribution fee for Class A Retail Shares is paid. When purchasing shares of a Fund, investors must specify whether the purchase is for Class A or Institutional Class shares. AN UNSPECIFIED PURCHASE ORDER WILL BE CONSIDERED AN ORDER FOR CLASS A RETAIL SHARES.

SHORT-TERM REDEMPTION AND EXCHANGE FEE. To discourage short-term trading, effective September 1, 1998, purchases of Class A and Institutional Class shares are subject to a 1% redemption fee on shares redeemed within six months of acquisition of the shares. As of December __, 1998, exchanges of Class A and Institutional Class shares are subject to a 1% fee on shares exchanged within six months of acquisition. For more details about the redemption and exchange fee, see the Prospectus

WAIVER OF CDSCS AND SHORT-TERM REDEMPTION FEES. CDSCs and Short-term Redemption Fees may be waived under the following circumstances:

     REDEMPTION UPON DISABILITY OR DEATH. The Funds will waive any otherwise applicable CDSC or redemption fee on redemptions following the death or disability of a shareholder. An individual will be considered disabled for this purpose if he or she meets the definition thereof in Section 72(m)(7) of the Code, which in pertinent part defines a person as disabled if such person "is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration." While the Funds do not specifically adopt the balance of Code's definition which pertains to furnishing the Secretary of Treasury with proof as he or she may require, the Distributor will require satisfactory proof of death or disability before it determines to waive the CDSC or redemption fee.

     In cases of disability or death, the CDSC or redemption fee may be waived when the descendent or disabled person is either an individual shareholder or owns the shares as a joint tenant with right of survivorship or is the beneficial owner of a custodial or fiduciary account, and where the redemption is made within one year of the death or initial determination of disability. This waiver of the CDSC or redemption fee applies to a total or partial redemption.

     REDEMPTION IN CONNECTION WITH CERTAIN DISTRIBUTIONS FROM RETIREMENT PLANS. The Funds will waive the CDSC or redemption fee when a total or partial redemption is made in connection with certain distributions from the following types of retirement plans: deferred compensation plans under
     Section 451 of the Code; custodial accounts maintained pursuant to Section 403(b)(7) of the Code, and pension or profit sharing plans qualified under
     Section 401(a) of the Code. The charge may be waived upon the tax-free rollover or transfer of assets to another retirement plan invested in one or more of the Funds; in such event, as described below, the Funds will "tack" the period for which the original shares were held on to the holding period of the shares acquired in the transfer or rollover for purposes of determining what, if any, CDSC or redemption fee is applicable in the event that such acquired shares are redeemed following the transfer or rollover. The CDSC or redemption fee also will be waived on any redemption which results from the return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code, the return of excess deferral amounts pursuant to Code Section 401(k)(8) or 402(g)(2), or from the death or disability of the employee (see Code Section

     72(m)(7) and 72(t)(2)(A)(ii). In addition, the CDSC or redemption fee may be waived on any minimum distribution required to be distributed in accordance with Code Section 401(a)(9).

     The Funds do not currently intend to waive the CDSC or redemption fee for any distributions from IRAs or other retirement plans not specifically described above.

     REINVESTMENT OF REDEMPTION PROCEEDS IN SHARES OF THE SAME FUND WITHIN 120 DAYS AFTER REDEMPTION (CLASS B ONLY) . A Class B shareholder who has redeemed Class B Retail Shares of a Fund may reinstate any portion or all of the net proceeds of such redemption in Class A Retail Shares of any other Fund. Class B redemption proceeds cannot be reinstated in Class B Retail Shares. Any such reinstatements of Class B Retail Shares will be made at the net asset value next determined after the reinstatement request is received, which must be within 120 days after the date of the initial redemption.

     REDEMPTION BY INVESTMENT MANAGER. The Funds may waive CDSCs or redemption fee when a total or partial redemption is made by the Investment Manager with respect to its investments in a Fund.

INVOLUNTARY REDEMPTION OF CLASS A AND CLASS B RETAIL SHARES IN ACCOUNTS THAT DO NOT HAVE THE REQUIRED MINIMUM BALANCE. The Funds reserve the right to redeem shareholder accounts with balances of less than a specified dollar amount as set forth in the relevant prospectus. Prior to such redemptions, shareholders will be notified in writing and allowed a specified period of time to purchase additional shares to bring the account up to the required minimum balance. Redemptions at the discretion of the Funds are not subject to the short-term redemption fee

REDEMPTIONS IN KIND

The Funds have committed themselves to pay in cash all requests for redemption of Fund shares by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of each Fund's net assets at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption in excess of such amounts, in an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund, the Board of Directors reserves the right to make payments in whole or in part in securities or other assets held by the Fund from which the shareholder is redeeming. In such circumstances, the assets distributed would be valued using the same methods used to determine the Fund's net asset value. Should a Fund make a redemption in kind, the recipient shareholder may incur brokerage fees and additional tax costs in converting the securities to cash.

SUSPENSION OF REDEMPTION PRIVILEGE

The Funds may suspend redemption privileges or postpone the date of payment of redemptions for more than seven days after a redemption order is received during any period (1) when the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC; (2) when an emergency exists as defined by the SEC, which makes it not reasonably practicable for the Funds to dispose of securities owned by it or fairly to determine the value of its assets; or (3) as the SEC may permit.

INDIVIDUAL RETIREMENT ACCOUNTS (IRA)

Shares of the Funds may also be purchased as the underlying investment for an individual retirement account meeting the requirements of Section 408(a) of the Code of 1986, as amended. IRA applications are available from securities dealers who sell Fund shares or from the Transfer Agent.

CALCULATION OF NET ASSET VALUE

The Funds are open for business, and each Fund's net asset value per share ("NAV") is calculated, on every day the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on the following days: New Year's Day, Dr. Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The close of trading and the determination of NAV will coincide with the close of regular trading of the New York Stock Exchange (normally considered 4:00 p.m. Eastern
Time). When the New York Stock Exchange is closed for regular trading or when trading is restricted or suspended for any reason other than its customary weekend or holiday closings, or under emergency circumstances as determined by the SEC to merit such action, the Funds will determine NAV at the close of regular trading, the exact time of which will coincide with the closing of the New York Stock Exchange. If there is such a restriction or suspension, any shareholder may withdraw any demand for redemption or any tender of shares which has been received by the Transfer Agent during any such period, the applicable NAV of which would but for such restriction or suspension be calculated as of a time during such period. Upon such withdrawal, the Transfer Agent shall return to the shareholder the share certificates tendered, if any.

Securities listed or traded on the New York Stock Exchange or on a foreign securities exchange ("Listed Securities") are valued at the last quoted sales price on that exchange prior to the time when the Funds' assets are valued. Securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market are valued at the price within the limits of the latest available current bid and asked prices deemed by the Investment Manager best to reflect a fair value. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the spot exchange rates at 1:00 p.m. Eastern Time or at such other rates as the Investment Manager may determine to be appropriate in computing NAV. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security by the Investment Manager. Listed securities that are not traded on a particular day, and securities regularly traded in the over-the-counter market, are valued at the price within the limits of the latest available current bid and asked prices deemed by the Investment Manager best to reflect a fair value. In instances where the price of a security determined above is deemed by the Investment Manager not to be representative, the security is valued in such a manner as prescribed by the Funds' Board of Directors to reflect the security's fair value. Because the Funds invest in securities that are traded in foreign markets on days the Funds are not open for business, the Funds' NAV may be significantly affected on days when shareholders do not have access to the Funds to purchase or redeem shares. For purposes of determining the Funds' NAV, all assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at exchange rates quoted by a major bank. If such quotations are not available, the rate of exchange will be determined in accordance with policies established in good faith by the Board of Directors. The Board of Directors monitors the Funds' method of valuation on an ongoing basis.

Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Investment Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt obligations with remaining maturities in excess of 60 days are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, such securities are valued using the prices for securities of comparable maturity, quality, and type.

Options are valued at the last sale price on the exchange on which they are listed, unless no sales of such options have taken place that day, in which case they will be valued at the mean between their closing bid and asked prices. If an option exchange closes later than 4:00 p.m. Eastern Time, the options traded on it are valued based on the sale price, or on the mean between the bid and asked prices, as the case may be, as of 4:00 p.m. Eastern Time. When the seller writes a call, an amount equal to the premium received is included as an asset, and an equivalent deferred credit is included as a liability. If a call written by a Fund is exercised, the proceeds are increased by the premium received. If a call expires, a Fund has a gain in the amount of the premium; if a Fund enters into a closing purchase transaction, the Fund will have a gain or loss depending on whether the premium was more or less than the cost of the closing transaction. If a put held by a Fund is exercised, the amount the Fund receives on sale of the underlying investment is reduced by the amount of the premium paid by the Fund.

Futures are valued at the last sale price as of the close of the commodities exchange on which they are traded, unless such exchange closes later than 4:00 p.m. Eastern Time, in which case such Futures are valued at the last sale price as of 4:00 p.m. Eastern Time. Should the Board of Directors determine that such price does not reflect the instrument's fair value, such instruments will be valued at their fair market value as determined by, or in accordance with valuation procedures and guidelines established by, the Board of Directors.

As noted in each prospectus, the purchase and redemption prices of a Fund's shares are based upon the Fund's NAV of each such class. Each Fund determines its NAV of each class by subtracting the Fund's liabilities (including accrued expenses and dividends payable) attributable to that class from its total assets (the value of the securities the Fund holds plus cash and the value of other assets, including income accrued but not yet received) attributable to that class and dividing the result by the total number of shares outstanding. The NAV per share of the Fund is calculated at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) every day the Exchange is open.

REINVESTMENT DATE

The dividend reinvestment date is the date on which additional Fund shares are purchased for shareholders who have elected to have their Fund dividends reinvested. Automatic reinvestments in additional shares are made without a sales charge as of the ex-dividend date using the relevant Fund's NAV determined on that date, and are credited to your account on that date.

RESTRICTIONS ON TIMED EXCHANGES

With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Funds reserve the right to refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) of Fund shares from Timing Firms. The Funds also reserve the right to temporarily or permanently terminate the exchange privilege or to reject any specific purchase order for any person whose transactions seem to follow a timing pattern who (i) makes an exchange request out of a Fund within two weeks of an earlier exchange request out of such fund, or (ii) makes more than two exchanges out of a Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of a Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

Each Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person or group if, in the Investment Manager's judgment, a Fund would be unable to invest effectively in accordance with its investment object and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund and therefore may be refused.

               ADDITIONAL DISTRIBUTION AND TAXATION INFORMATION

The following information is a supplement to and should be read in conjunction with the section in the Funds' prospectuses entitled "Dividends, Distributions and Federal Income Taxation."

TAX STATUS OF THE FUNDS. The Funds intend to qualify each year as "regulated investment companies" under subchapter M of the Code for federal income tax purposes, to avoid liability for federal income tax on income and capital gains distributed to shareholders. In order for each Fund to continue to qualify for federal income tax treatment as a "regulated investment company" under the Code, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or certain currency positions. In addition, the Funds intend to declare at least annually distributions of substantially all of their net taxable income and net realized capital gains within each calendar year to shareholders of their Class A and Class B and Institutional Class shares. The Company's Board of Directors retains the right to determine, for any particular year, that one or more of the Funds should not qualify as a regulated investment company. In any year in which a Fund does not so qualify, the Fund will be subject to federal and state income tax as a regular corporation, and all distributions of its current or accumulated earnings and profits (including distributions derived from net realized long-term capital gains) will be taxed to shareholders as ordinary income. Global Income Fund seeks to pay monthly dividends from net investment income, if any, which may include all or a portion of their respective net realized short-term gains. The Funds also intend to comply with other tax rules that may be applicable to regulated investment companies.

DIVIDENDS. Gains (losses) attributable to foreign currency fluctuations are generally taxable as ordinary income and therefore increase (decrease) dividend income. However, this rule generally does not apply to equity securities. Because the Funds invest primarily in foreign securities (other than Smaller Companies Fund, however, that Fund may from time to time may invest primarily in foreign securities), corporate shareholders should not expect dividends from the Funds to qualify for the dividends received deduction. If the Funds earn qualifying dividends from U.S. corporations, they will notify corporate shareholders annually of the percentage of the Funds' dividends which qualify for the dividends received deduction. Dividends are declared annually (Global Income Fund seeks to declare monthly dividends out of net investment income, if any). The Funds will send each shareholder a notice promptly after the end of the calendar year describing the tax status of dividends and capital gain distributions made during the prior year. The per share dividend on Class B Retail Shares are expected to be lower than the per share dividends on Class A Retail Shares and Institutional Class shares as a result of the higher distribution fees and expenses and incremental transfer agency fees applicable to Class B.

CAPITAL GAINS DISTRIBUTIONS. Other capital gains earned by the Funds on the sale of securities and distributed to shareholders are generally taxable to shareholders as other capital gains, regardless of the length of time that the shareholders have held their shares. If a shareholder receives a capital gain distribution on shares of a Fund and such shares are held for less than six months and are sold at a loss, the portion of the loss equal to the amount of the capital gain distribution (to the extent not otherwise disallowed) will be considered a capital loss for tax purposes. Short-term capital gains distributed by the Funds are taxable to shareholders as dividends, not as capital gains. Distributions from the short-term capital gains do not qualify for the dividends received deduction.

FEDERAL INCOME TAX TREATMENT OF OPTIONS. Certain option transactions have special tax implications for the Funds. Listed non-equity options, including options on currencies, will be considered to have been closed out at the end of the Funds' taxable year, and any gains or losses will be recognized for tax purposes at that time. Such gains or losses will be characterized as 60% long-term capital gain or loss and 40% short-term capital gain or loss regardless of the holding period of the option. Gains or losses on unlisted currency options will not be subject to this treatment and will generally result in ordinary income or loss. In addition, losses on purchased puts and written covered calls, excluding "qualified covered call options" on equity securities, to the extent they do not exceed the unrealized gains on the securities or currencies covering the options, may be subject to deferral until the securities or currencies covering the options have been sold. The holding period of the securities covering these options will be deemed not to begin until the option is terminated. For securities covering a purchased put, this adjustment of the holding period may increase the gain from sales of securities held for less than three months prior to January 1, 1998. The holding period of the security covering an "in-the-money-qualified covered call" option on an equity security will not include the period of time the option is outstanding. Losses on written covered calls and purchased puts on securities, excluding certain "qualified covered call" options on equity securities, may be long-term capital losses, if the security covering the option was held for more than twelve months prior to the writing of the option.

FEDERAL TAX TREATMENT OF FUTURES CONTRACTS. Except for transactions the Funds have identified as hedging transactions, the Funds are required for federal income tax purposes to recognize as income for each taxable year their net unrealized gains and losses on listed Futures Contracts as of the end of the year, as well as those actually realized during the year. Except for transactions in Futures Contracts which are classified as part of a "mixed straddle," any gain or loss recognized with respect to a Futures Contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the Futures Contract. In the case of a Futures transaction classified as a "mixed straddle," the recognition of losses may be deferred to a later taxable year.

Sales of Futures Contracts which are intended to hedge against a change in the value of securities or currencies held by the Funds may affect the holding period of such securities or currencies and, consequently, the nature of the gain or loss on such securities or currencies upon disposition. It is anticipated that any net gain realized from the closing out of Futures Contracts will be considered gain from the sale of securities or currencies and therefore be qualifying income for purposes of the 90% test.

The Funds will distribute to shareholders annually any net long-term capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the fiscal year) on Futures transactions. Such distributions will be combined with distributions of capital gains realized on a Fund's other investments and shareholders will be advised of the nature of such distributions.

FOREIGN TAXES. Income received by the Funds may give rise to withholding and other taxes imposed by foreign countries. If more than 50% of the value of a Fund's assets at the close of a taxable year consists of securities of foreign corporations, the Fund may make an election that will permit its shareholders to take a credit (or, if more advantageous, a deduction) for foreign income taxes paid by the Fund, subject to limitations contained in the Code. Shareholders would then include in gross income both dividends paid to them by the Fund and the foreign taxes paid by the Fund on its foreign investments. The Funds cannot assure shareholders that they will be eligible for the foreign tax credit. The Funds will advise shareholders annually of their share of any creditable foreign taxes paid by the Funds.

The foregoing discussion and the related discussion in the prospectuses have been prepared by management of the Company and do not purport to be a complete description of all tax implications of an investment in the Funds. Shareholders are advised to consult with their own tax advisors concerning the application of foreign, federal, state, and local taxes to an investment in the Funds. Goodwin Procter & Hoar LLP have expressed no opinion in respect thereof.

                           DISTRIBUTION ARRANGEMENTS

UNDERWRITING AGREEMENT / 12B-1 DISTRIBUTION PLANS

Pursuant to an Underwriting Agreement that is subject to annual renewal, effective April 1, 1997, FPS Broker Services, Inc. (the "Distributor") acts as statutory principal underwriter and distributor in a continuous public offering of the Funds' shares. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

The Distributor pays the expenses of distribution of the Funds' shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Funds pay the expenses of preparing and printing amendments to their registration statements and prospectuses (other than those necessitated by the activities of the Distributor) and of sending prospectuses and reports to existing shareholders.

The Underwriting Agreement continues in effect with respect to a Fund for successive annual periods provided that its continuance is specifically approved at least annually by a vote of the Company's Board of Directors, or by a vote of the holders of a majority of a Fund's outstanding voting securities, and in either event by a majority of the Company's directors who are not parties to the Underwriting Agreement or interested persons of any such party (other than as Directors of the Company), cast in person at a meeting called for that purpose. The Underwriting Agreement may be terminated without penalty by either party as to one or more of the Funds on 60 days' written notice.

Effective September 1, 1998, the sales charge on Class A Retail Shares has been eliminated. Prior to that time, pursuant to the Underwriting Agreement and the previous underwriting agreements between the Funds and former distributors, the Distributor is, and former distributors have been, entitled to receive a sales charge in connection with certain sales of Fund shares. During the fiscal year ended December 31, 1993, Govett Financial Services Limited ("Services") a former distributor of Fund shares, received front-end sales charges of $704,654, after reallowances of front-end sales charges to dealers of $384,019 for sales of Class A Retail Shares of the International Equity Fund, Emerging Markets Equity Fund, Smaller Companies Fund, and Global Income Fund. During the period from January 1, 1994 through October 2, 1994, Services received sales charges of $222,723 after reallowances of front-end sales charges to dealers of $6,341,249 for sales of Class A Retail Shares of the International Equity Fund, Emerging Markets Equity Fund, Smaller Companies Fund, Asia Fund, Latin America Fund, and Global Income Fund. During the period from October 3, 1994 through December 31, 1994, Van Kampen American Capital received sales charges of $163,601 after reallowances of front-end sales charges to dealers of $847,100 for sales of Class A Retail Shares of the International Equity Fund, Emerging Markets Equity Fund, Smaller Companies Fund, Asia Fund, Latin America Fund, and Global Income Fund. These sales charges also include charges applicable to the Govett Developing Markets Bond Fund, which was open for investments during 1994 but which was closed to new investment on February 1, 1995 and was merged into Global Income Fund on June 29, 1995. During the fiscal year ended December 31, 1995, the Van Kampen American Capital received sales charges of $3,699,507 after reallowances of front-end sales charges to dealers of $20,922,480 for Class A Retail Shares of the International Equity Fund, Emerging Markets Equity Fund, Smaller Companies Fund, Asia Fund, Latin America Fund, and Global Income Fund. During the fiscal year ended December 31, 1996, the Van Kampen American Capital received sales charges of $494,920 after reallowances of front-end sales charges to dealers of $3,891,506 for Class A Retail Shares of International Equity Fund, Emerging Markets Equity Fund, Smaller Companies Fund, Asia Fund, Latin America Fund, and Global Income Fund. During the period January 1, 1997 through May 2, 1997, the Van Kampen American Capital received sales charges of $20,718 after reallowances of front-end sales charges to dealers of $244,855 for Class A Retail Shares of International Equity Fund, Emerging Markets Equity Fund, Smaller Companies Fund, Asia Fund, Latin America Fund, and Global Income Fund. During the period May 5, 1997 through December 31, 1997, the FPS Broker Services received sales charges of $67,480 after reallowances of front-end sales charges to dealers of $408,356 for Class A Retail Shares of International Equity Fund, Emerging Markets Equity Fund, Smaller Companies Fund, Asia Fund, Latin America Fund, and Global Income Fund.


Rule 12b-1 adopted by the SEC under the 1940 Act permits an investment company to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment Company's Board of Directors and approved by its shareholders. Pursuant to such Rule, the Company's Board of Directors, and the shareholders of each class of each Fund, have adopted two Distribution Plans hereinafter referred to as the "Class A Plan", and the "Class B Plan" and together as the "Plans." Under the Class A Plan, each Fund pays a distribution fee to the Distributor at an annual rate of 0.35% of each Fund's aggregate average daily net assets attributable to its Class A Retail Shares (prior to February 1, 1998, the annual rate was 0.50% for all Funds except Global

Income which was 0.35%). Under the Class B Plan, each Fund pays a distribution and service fee to the Distributor at an annual rate of 1% of the Fund's aggregate average daily net assets attributable to its Class B Retail Shares. During the period from January 1, 1994 through October 2, 1994, Govett Financial Services Limited, the Funds' former distributor, was entitled to receive distribution fees from the International Equity Fund, Emerging Markets Equity Fund, Smaller Companies Fund, Global Income Fund, Asia Fund (from inception), and Latin America Fund with respect to their Class A Retail Shares in the amounts of $139,291, $300,038, $138,948, $204,218, $85,171, and $24,092,
respectively. During the period from October 3, 1994 through December 31, 1994, Van Kampen American Capital was entitled to receive distribution fees from International Equity Fund, Emerging Markets Equity Fund, Smaller Companies Fund, Asia Fund, Latin America Fund and Global Income Fund with respect to their Class A Retail Shares in the amounts of $43,548, $118,548, $69,981, $19,052, $12,501, and $50,717, respectively. During the period from January 1, 1995 through December 31, 1995, Van Kampen American Capital was entitled to receive distribution fees from International Equity Fund, Emerging Markets Equity Fund, Smaller Companies Fund, Asia Fund, Latin America Fund and Global Income Fund with respect to their Class A Retail Shares in the amounts of $156,106, $374,718, $1,601,106, $59,626, $23,877 and $158,798, respectively. During the period from January 1, 1996 through December 31, 1996, Van Kampen American Capital was entitled to receive distribution fees from International Equity Fund, Emerging Markets Equity Fund, Smaller Companies Fund, Asia Fund, Latin America Fund and Global Income Fund with respect to their Class A Retail Shares in the amounts of $140,462, $392,612, $1,889,748, $40,672, $33,405 and $105,247,
respectively. During the period from January 1, 1997 through May 2, 1997, Van Kampen American Capital was entitled to receive distribution fees from International Equity Fund, Emerging Markets Equity Fund, Smaller Companies Fund, Asia Fund, Latin America Fund and Global Income Fund with respect to their Class A Retail Shares in the amounts of $40,920, $101,294, $337,638, $5,593, $7,974, and $19,711, respectively. During the period from May 5, 1997 through December 31, 1997, FPS Broker Services was entitled to receive distribution fees from International Equity Fund, Emerging Markets Equity Fund, Smaller Companies Fund, Asia Fund, Latin America Fund and Global Income Fund with respect to their Class A Retail Shares in the amounts of $67,169, $165,578, $531,694, $7,683, $18,878, and $27,671, respectively.

The Plans are deemed by the Staff of the SEC to be "compensation plans" because payments made are not tied directly to actual expenses incurred, and the Distributor is given discretion concerning what expenses are payable under the Plans. The fees received by the Distributor pursuant to the Plans may exceed or, particularly in the early years of the Funds, be less than the estimated direct and indirect costs incurred by the Distributor in providing its services under the Plans and its Underwriting Agreement with the Funds. If the fees received exceed expenses incurred, the Distributor may be deemed to have received a "profit" to the extent of such excess. For example, if the Distributor pays $1 for distribution expenses and receives $2 under the Class A Plan, the $1 difference could be said to be a profit for the Distributor. If the fees received are less than expenses incurred, the Plans do not carry over any excess costs over fees to a subsequent annual period.

Under the Plans, the Distributor receives distribution fees from the Funds at the annual rates described in the prospectuses as compensation for providing services and incurring expenses in the distribution of Fund shares. Such expenditures may include payment of (1) commissions to certain financial institutions, securities dealers and other industry professionals (collectively, "Service Organizations") for providing services on behalf of the Funds, (2) out-of-pocket expenses of printing and distributing prospectuses and annual and semiannual shareholder reports to other than existing shareholders, (3) out-of-pocket and overhead expenses for preparing, printing and distributing advertising material and sales literature, (4) expenses for promotional incentives to securities dealers and financial and industry professionals, and
(5) advertising and promotional expenses, including conducting and organizing sales seminars, marketing support salaries and bonuses, and travel-related expenses.

The distribution and service fees attributable to Class B Retail Shares are designed to permit an investor to purchase such shares without the assessment of a front-end sales charge and at the same time permit the Distributor to compensate Service Organizations with respect to such shares. In this regard, the purpose and function of the combined CDSC and distribution and service fees are the same as those of the initial sales charge and distribution fee with respect to the Class A Retail Shares of the Funds in that in both cases the sales charge and distribution charge provide for the financing of the distribution of the Funds' shares.

As required by Rule 12b-1 under the 1940 Act, each Plan and the forms of servicing agreements and selling agreements were approved by the Company's Board of Directors, including a majority of the Directors who are not interested persons (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of any of the Plans or in any agreements related to a Plan (the "Independent Directors"). In approving each Plan in accordance with the requirements of Rule 12b-1, the Directors determined that there is a reasonable likelihood that each Plan will benefit the Funds and their respective shareholders. Information with respect to distribution revenues and expenses is presented to the Directors each year for their consideration in connection with their deliberations as to the continuance of the Plans. In their review of the Plans, the Directors are asked to take into consideration expenses incurred in connection with the distribution of each class of shares separately. The distribution charge and the sales charge of a particular class will not be used to subsidize the sale of the other classes.

Each Plan requires the Distributor to provide the Company's Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. Unless sooner terminated in accordance with their terms, the Plans will continue in effect initially for a period of one year, and thereafter will continue in effect so long as such continuance is specifically approved at least annually by the Company's Board of Directors, including a majority of the Independent Directors.

Each Plan may be terminated with respect to a class of any Fund by vote of a majority of the Independent Directors, or by vote of a majority of the outstanding voting shares of the respective class. Any change in a Distribution Plan that would materially increase the distribution expenses borne by a Fund requires shareholder approval, voting separately by class; otherwise, each Plan may be amended by a majority of the Board of Directors, including a majority of the Independent Directors, by vote cast in person at a meeting called for the purpose of voting upon such amendment. So long as any Plan is in effect, the selection or nomination of the Independent Directors is committed to the discretion of the Independent Directors.

The Glass-Steagall Act generally prohibits banks and their affiliates from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, applicable precedents do not preclude a bank from performing shareholder support, servicing and recordkeeping functions. The Distributor intends to engage banks to perform only such functions with respect to the Funds. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Company's Board of Directors would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the Funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. The Funds may execute transactions with and purchase securities issued by depository institutions that receive payments under the Plans. No preference will be shown in the selection of Fund investments for the securities of such depository institutions.

                           ARRANGEMENTS WITH BROKERS

From time to time programs may be implemented under which a broker, dealer or financial intermediary's sales force may be eligible to win nominal awards for certain sales efforts or under which certain reallowances (not exceeding the total applicable sales charges on the sales generated by the broker, dealer or financial intermediary) may be paid to such entities. Other programs provide, among other things and subject to certain conditions, for certain favorable distribution arrangements for shares of the Funds. The Distributor may, from time to time, pursuant to objective criteria it establishes, pay fees to, and sponsor seminars for, qualifying brokers, dealers, or financial intermediaries for certain services or activities which are primarily intended to result in the sale of Fund shares. Any such programs will not change the price an investor will pay for shares or the amount that a Fund will receive from such a sale. No such programs or additional compensation will be offered to the extent that they are prohibited by the laws of any state or any self-regulatory agency with jurisdiction over the Distributor, such as the National Association of Securities Dealers, Inc. (the "NASD").

                                  PERFORMANCE

As noted in the prospectuses, the Funds may from time to time quote various performance figures to illustrate the Funds' past performance. They may also occasionally cite statistics to reflect the volatility or risk of their portfolios.


A Fund's "Standardized Return," as referred to in the prospectuses (see "Performance Information") is calculated as follows: Standardized Return ("T") is computed by using the value at the end of the period ("V") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1 + T)/n/=EV (the ending redeemable value of initial investment). The following assumptions will be reflected in computations made in accordance with this formula: (1) deduction of the maximum front-end sales charge from the $1,000 initial investment (prior to September 1, 1998, Class A Retail Shares were subject to a maximum sales charge of 4.95%);
(2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Company's Board of Directors; (3) a complete redemption at the end of any period illustrated, and (4) deduction of any applicable CDSC. The Standardized Returns of the Class A Retail Shares of the following Funds for the periods indicated are:

-------------------------------------------------------------------------------------------------------------------------
                                                                     Average Annual Total Return as of 6/30/98
                                                        -----------------------------------------------------------------
Fund                                                            One Year             Five Year          Since Inception
-------------------------------------------------------------------------------------------------------------------------
International Equity (inception 1/7/92)                                  0.49%             9.42%                10.19%
-------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity (inception 1/7/92)                             -40.72%            -1.79%                 2.92%
-------------------------------------------------------------------------------------------------------------------------
Smaller Companies (inception 1/1/93)                                    -3.46%            15.51%                19.80%
-------------------------------------------------------------------------------------------------------------------------
Asia (inception 1/1/94)                                                -57.96%              n/a                -18.56%
-------------------------------------------------------------------------------------------------------------------------
Latin America (inception 3/7/94)                                       -34.77%              n/a                 -7.09%
-------------------------------------------------------------------------------------------------------------------------
Global Income (inception 1/7/92)                                         1.58%             2.03%                 4.33%
-------------------------------------------------------------------------------------------------------------------------

"Non-Standardized Return," as referred to in the prospectuses, is calculated for a specified period of time by assuming the investment of $1,000 in Fund shares and further assuming the reinvestment of all dividends and distributions made to Fund shareholders in additional Fund shares at their net asset value. Percentage rates of return are then calculated by comparing this assumed initial investment to the value of the hypothetical account at the end of the period for which the Non-Standardized Return is quoted. The Funds do not take sales charges into account in calculating Non-Standardized Return, and the inclusion of such charges would reduce such return.

------------------------------------------------------------------------------------------------------------------------------
                                                                      Average Annual Total Return as of 6/30/98
                                                                              At Maximum Offering Price
                                                        ----------------------------------------------------------------------
Fund                                                         One Year        Three Year        Five Year     Since Inception
------------------------------------------------------------------------------------------------------------------------------
International Equity (inception 1/7/92)                            0.49%            9.63%            9.42%           10.19%
------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity (inception 1/7/92)                       -40.72%           -9.05%           -1.79%            2.92%
------------------------------------------------------------------------------------------------------------------------------
Smaller Companies (inception 1/1/93)                              -3.46%           -0.81%           15.51%           19.80%
------------------------------------------------------------------------------------------------------------------------------
Asia (inception 1/1/94)                                          -57.96%          -20.21%             n/a           -18.56%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Latin America (inception 3/7/94)                                 -34.77%            3.61%             n/a            -7.09%
------------------------------------------------------------------------------------------------------------------------------
Global Income (inception 1/7/92)                                   1.58%            0.92%            2.03%            4.33%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                      Average Annual Total Return as of 6/30/98
                                                                                  At Net Asset Value
                                                        ----------------------------------------------------------------------
Fund                                                         One Year        Three Year        Five Year     Since Inception
------------------------------------------------------------------------------------------------------------------------------
International Equity (inception 1/7/92)                            5.72%           11.50%           10.53%           10.66%
------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity (inception 1/7/92)                       -37.64%           -7.66%           -0.79%            3.59%
------------------------------------------------------------------------------------------------------------------------------
Smaller Companies (inception 1/1/93)                               1.56%            0.89%           16.68%           20.22%
------------------------------------------------------------------------------------------------------------------------------
Asia (inception 1/1/94)                                          -55.77%          -18.85%             n/a           -16.29%
------------------------------------------------------------------------------------------------------------------------------
Latin America (inception 3/7/94)                                 -31.37%            5.38%             n/a            -5.60%
------------------------------------------------------------------------------------------------------------------------------
Global Income (inception 1/7/92)                                   6.87%            2.65%            3.07%            4.95%
------------------------------------------------------------------------------------------------------------------------------

Current yield ("YIELD") is computed by dividing the difference between dividends and interest earned during a one-month period ("a") and expenses accrued for the period (net of reimbursements) ("b") by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends ("c") and the maximum offering price per share on the last day of the period ("d") according to the following formula as required by the SEC:

                          YIELD = 2[(a-b + 1)/6/ - 1]
                                     ---
                                   cd


The YIELD of the Class A Retail Shares of Global Income Fund for the one month period ended June 30, 1998 was 3.62%.


As of January 1, 1995, all of the outstanding shares of each Fund were redesignated as Class A Retail Shares without any other changes, and Class B and Class C shares were authorized for issuance. As of June 27, 1997, all Class C shares were redesigned as Institutional Class shares. Yield and total return are calculated separately for Class A, Class B Retail Shares and Institutional Class shares of each Fund. Class A total return figures included the maximum front-end sales charge of 4.95% prior to September 1, 1998; Class B total return figures include any applicable CDSC. No sales charge applies to Institutional Class shares. Because of the differences in sales charges and distribution charges, the total returns for each of the classes of the same Fund will differ. Each Fund will include performance data for its Class A, Class B and Institutional Class shares in any advertisement or information including performance data of the Fund.

Each Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund, so that current or past yield or total return should not be considered representations of what an investment in a Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing a Fund's investment results with those published for other investment companies and other investment vehicles. A Fund's results also should be considered relative to the risks associated with such Fund's investment objectives and policies. Each Fund and the Distributor may from time to time compare the Funds with the following:

     (1) Various Salomon Brothers World Bond Indices, which measure the total return performance of high-quality securities in major sectors of the worldwide bond markets.

     (2) The Shearson Lehman Government Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Aa by Moody's or AA by Standard & Poor's, or, in the case of bonds not rated by Moody's or Standard & Poor's, BBB by Fitch Investors Service (excluding Collateralized Mortgage Obligations).

     (3) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions). Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

     (4) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

     (5) Data and mutual fund rankings and comparisons published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), Morningstar Inc. ("Morningstar"), Micropal, Inc. ("Micropal"), CDA Investment Technologies, Inc. ("CDA"), Wiesenberger Investment Company Services ("Wiesenberger") and/or other companies that rank or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard, each Fund may be compared to its "peer group" as defined by Lipper, Morningstar, Micropal, CDA, Wiesenberger and/or other firms, as applicable or to specific funds or groups of funds within or without such peer group.

     (6) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and a GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.

     (7) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

     (8) Standard & Poor's "500" Index, which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S., and Russell 2000 Index, NASDAQ Composite Index and the Wilshire 500 Stock Index, which are recognized indices composed of capitalization-weighted average share prices of smaller company stocks.

     (9) Salomon Brothers Broad Investment Grade Index, which is a widely used index composed of U.S. domestic government, corporate, and mortgage-backed fixed income securities.

     (10) Dow Jones Industrial Average.

     (11) Financial News Composite Index.

     (12) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE Index is an unmanaged index of more than 800 companies located in Europe, Australia and the Far East.

     (13) International Finance Corporation (IFC) Emerging Markets Data Base which provides detailed statistics on bond and stock markets in developing countries.

     (14) J.P. Morgan & Co. Bond Indices, including, among others, the J.P. Morgan Traded Government Bond Index which is an index composed of liquid non-U.S. fixed income securities based on market weightings and currency since 1986.

     (15) Chemical Emerging Markets Debt Index.

     (16) Morgan Stanley Capital International Latin America Emerging Market Indices, including the Morgan Stanley Emerging Markets Free Latin America Index (which excludes securities issued by Mexican banks and securities companies which cannot be purchased by foreigners) and the Morgan Stanley Emerging Markets Global Latin America Index. Both indices include 60% of the market capitalization of the following countries: Argentina, Brazil, Chile, and Mexico. The indices are weighted by market capitalization and are calculated without dividends reinvested.

     (17) International Financial Corporation ("IFC") Latin American Indices which include 60% of the market capitalization in the covered countries and are market weighted. One index includes reinvestment of dividends and one does not.

     (18) MSCI Pacific Index (which includes Japan).

     (19) Indices prepared by the research departments of such financial organizations as Salomon Brothers, Inc.; Merrill Lynch, Pierce, Fenner & Smith, Inc.; Bear Stearns & Co., Inc; Morgan Stanley; and Ibbottson Associates may be used, as well as information provided by the Federal Reserve Board. In addition, performance rankings and ratings reported periodically in national financial publications, including but not limited to Money Magazine, Forbes, Business Week, The Wall Street Journal and Barron's may also be used.

The Funds may, from time to time, publish information describing a Funds' largest holdings, country weightings, and sector allocations. The Funds may also publish information concerning the average maturity of bond holdings in a Fund.

                             FINANCIAL STATEMENTS


Audited financial statements for the fiscal year ended December 31, 1997 and unaudited financial statements for the semi-annual period ended June 30, 1998 for the International Equity Fund, Emerging Markets Equity Fund, Smaller Companies Fund, Asia Fund, Latin America Fund, and Global Income Fund are included in those Funds' Annual Report to Shareholders dated December 31, 1997 and the Semi-Annual Report to Shareholders dated June 30, 1998, respectively. Such financial statements (but no other portion of such Reports) are incorporated herein by this reference.


Any person who desires a copy of the most recent financial statements for Govett Funds should call 800-821-0803, or write the Funds c/o First Data Investor Services Group, Inc., 3200 Horizon Drive, King of Prussia, PA 19406, to obtain a free copy.

                                  APPENDIX A

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE DEBT
RATINGS

AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues; AA. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which made the long term risks appear somewhat larger than in Aaa securities; A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future; BAA. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well; BA. Bonds which are rated Ba have speculative elements and their future cannot be considered to be well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class; B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; CAA. Bonds which are rated Caa are in poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; CA. Bonds which are rated Ca are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C. Bonds which are rated C are the lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF STANDARD & POOR'S CORPORATION CORPORATE DEBT RATINGS

AAA. Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong; AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree; A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories; BB. Debt rated BB has less near-term vulnerability to default than other speculative issues; however, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB--" rating; B. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB--" rating; CCC. Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B--" rating; CC. Debt rated CC typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating; C. Typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC--" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued; D. In payment default. The "D" rating is used when interest payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

COMMERCIAL PAPER RATINGS

Moody's employs the designations "Prime-1" and "Prime-2" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protections; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's ratings of commercial paper are graded into four categories ranging from "A" for the highest quality obligations to "D" for the lowest. A-- Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1 and 2 to indicate the relative degree of safety. A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation. A-2--Capacity for timely payments on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

                                     * * *

Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Subsequent to its purchase by a Fund, the rating of an issue of debt securities may be reduced below the minimum rating required for purchase by that Fund. AIB Govett will consider such an event in determining whether the Fund should continue to hold the security. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.

                            THE GOVETT FUNDS, INC.
                 PART C TO FORM N-1A DATED DECEMBER ___, 1998
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

          (a)  Financial Statements:

          (1) The following audited financial statements for the Govett International Equity Fund, Govett Emerging Markets Equity Fund (formerly Govett Emerging Markets Fund), Govett Smaller Companies Fund, Govett Asia Fund (formerly Govett Pacific Strategy Fund), Govett Latin America Fund, and Govett Global Income Fund series of Registrant are incorporated in Part B by this reference to such Funds' Annual Report to Shareholders for the year ended December 31, 1997:


               Schedule of Investments as of December 31, 1997; Statement of Assets and Liabilities as of December 31, 1997; Statement of Operations for the year ended December 31, 1997; Statements of Changes in Net Assets for the years ended December 31, 1997 and December 31, 1996; Financial Highlights (For A Share Outstanding Throughout the years or indicated periods Ended December 31, 1997, December 31, 1996, December 31, 1995, December 31, 1994,
               and December 31, 1993); related Notes to Financial Statements; and the Report of the Independent Accountants.


          (2) The following unaudited financial statements for the Govett International Equity Fund, Govett Emerging Markets Equity Fund, Govett Smaller Companies Fund, Govett Asia Fund, Govett Latin America Fund, and Govett Global Income Fund series of Registrant are incorporated in Part B by this reference to such Funds' Semi-Annual Report to Shareholders for the period ended June 30, 1998:



               Schedule of Investments as of June 30, 1998; Statement of Assets and Liabilities as of June 30, 1998; Statement of Operations for the period ended June 30, 1998; Statements of Changes in Net Assets for the periods ended June 30, 1998 and December 31, 1997; Financial Highlights (For A Share Outstanding Throughout the years or indicated periods Ended June 30, 1998, December 31, 1997, December 31, 1996, December 31, 1995, December 31, 1994,
               and December 31, 1993); and related Notes to Financial
               Statements.


          (3) The Govett International Smaller Companies Fund (formerly Govett Asian Smaller Companies Fund), Govett China Fund, and Govett Europe Fund series of Registrant, as of the date of this Post-Effective Amendment has been filed with the Commission, have not commenced operations, and as they have no assets or liabilities, financial statements have not been prepared or filed for the Govett International Smaller Companies Fund, Govett China Fund, or Govett Europe Fund.

          (b)  Exhibits


          1a.  Articles of Amendment and Restatement*
          1b.  Articles Supplementary (6)

          2.   By-Laws (3)
          3.   Voting Trust Agreement (Not Applicable)
          4. Specimen Share Certificate (To be provided by amendment) 5a. Investment Management Contract (6)
          5b.  Investment Subadviser Contract (6)
          6a.  Underwriting Agreement (5)
          6b.  Form of Multi-Class Selling Group Agreement (5)
          6c. Form of Soliciting Financial Institution Sales Contract (To be provided by amendment)
          7.   Copy of Bonus, Profit Sharing, etc. (Not Applicable)

          8. Global Custody Agreement dated December 16, 1991 (2), as amended, by Amendment dated May 13th, 1996*; by Amendment dated November, 1996*; by Amendment dated November 25th, 1997*;
          9.   Transfer Agency Agreement (5)
          10a. Opinion and Consent of Counsel, Heller, Ehrman, White &
               McAuliffe, counsel to the Funds (2)
          10b. Opinion and Consent of Counsel, Goodwin, Procter & Hoar LLP, counsel to the Funds (6)

          11.  Consent and Report of Independent Accountants
               PricewaterhouseCoopers LLP*
          12.  All Financial Statements Omitted from Item 23 (Not Applicable)
          13.  Investment Intent Letter (2)
          14.  Copy of Model Plan Used in Establishment of Any Retirement Plan
               (1)
          15a. Class A Distribution and Service Plan Pursuant to Rule 12b-1 (6) 15b. Class B Distribution Plan of the Registrant(3)
          16.  Schedule of Computation of Each Performance Quotation*
          17.  Financial Data Schedule*

          18.  Rule 18f-3 Plan*

          19.  Power of Attorney (7)

     *    filed herewith

     (1) Incorporated by reference to like-numbered exhibits filed with Pre-Effective Amendment No. 2 to this Registration Statement on September 23, 1991.

     (2) Incorporated by reference to like-numbered exhibits filed with Pre-Effective Amendment No. 3 to this Registration Statement on December 19, 1991.

     (3) Incorporated by reference to like-numbered exhibits filed with Post-Effective Amendment No. 16 to this Registration Statement on April 24, 1996.

     (4) Incorporated by reference to like-numbered exhibits filed with Post-Effective Amendment No. 17 to this Registration Statement on May 1, 1997.

     (5) Incorporated by reference to like-numbered exhibits filed with Post-Effective Amendment No. 18 to this Registration Statement on September 1, 1997.


     (6) Incorporated by reference to like-numbered exhibits filed with Post-Effective Amendment No. 19 to this Registration Statement on October 7, 1997.


     (7) Incorporated by reference to like-numbered exhibits filed with Post-Effective Amendment No. 22 to this Registration Statement on April 17, 1998.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          None.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES


          AS OF THE DATE OF THIS AMENDMENT, CLASS B SHARES HAVE NOT BEEN OFFERED TO THE PUBLIC.


                                                     Number of Record holders
          Class A Shares                             as of September 30, 1998
          --------------                             ------------------------

          International Equity Fund                          1,577
          Emerging Markets Equity Fund                       4,618
          Smaller Companies Fund                            21,758
          Asia Fund                                            447
          Latin America Fund                                   626
          Global Income Fund                                   666

          Institutional Class Shares                Number of Record holders
                                                    as of September 30, 1998

          International Equity Fund                            246
          Emerging Markets Equity Fund                           0
          Smaller Companies Fund                                 0
          Asia Fund                                              0
          Latin America Fund                                     0
          Global Income Fund                                     0

ITEM 27.  INDEMNIFICATION

          Article VIII of the Registrant's Articles of Incorporation provides as follows:

           "Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Registrant shall have any liability to the Registrant or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Registrant whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

           "Section 2. The Registrant shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by Bylaw, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law.

           "Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Registrant against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

           "Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Registrant shall decrease, but may expand, any right of any person under this Article based on any event, omission or preceding prior to such amendment."

           Article VII of the Registrant's Bylaws also provide for indemnification by the Registrant of its officers and directors and others to the fullest extent permitted by Maryland law and the Investment Company Act of 1940. The Bylaws also provide for the advance of certain expenses incurred by such persons under certain circumstances.

           "Section 11 of the Investment Management Contract filed as Exhibit 5 to Post-Effective Amendment No. 19 provides that AIB Govett, Inc. (the "Manager") shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Registrant or any of its portfolios in connection with the matters to which the contract relates, except for losses resulting from the willful misfeasance, bad faith or gross negligence of the Manager in the performance of its duties or from reckless disregard by the Manager of its obligations and duties under the contract.

           Registrant also participates in a policy of insurance which insures Registrant, the Manager and Distributor, and their respective present, past and future directors, partners, officers, trustees and employees against liability incurred on account of any breach of duty, neglect, error, misstatement, misleading statement, omission or other wrongful act done or attempted by any insured (each a "Wrongful Act") in connection with the management and operation of Registrant, or the provision of investment advisory or distribution services to or on behalf of Registrant, but excluding losses incurred by reason of actual fraud, dishonesty, criminal or malicious acts or omissions finally adjudicated. No coverage is provided for any Wrongful Act committed with knowledge that it was a Wrongful Act.

           The Underwriting Agreement between Registrant and FPS Broker Services, Inc., (the "Distributor") filed as Exhibit 6a to Post-Effective Amendment No. 18 provides that Registrant shall indemnify the Distributor against any and all claims, demands, liabilities and expenses which the Distributor may incur under the Securities Act (as defined below), at common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in any registration statement or prospectus of Registrant, or any omission to state a material fact therein, the omission of which makes any statement contained therein misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished to Registrant in connection therewith by or on behalf of the Distributor.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors and officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification by Registrant is against public policy as expressed in the Securities Act, and therefore may be unenforceable. In the event that a claim for such indemnification (except insofar as it provides for the payment by Registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against Registrant by any director, officer or controlling person and the Securities and Exchange Commission is still of the same opinion, Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act, and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     28a. AIB Govett, Inc. ("AIB Govett") serves as investment adviser to all of the series of the Registrant. A description of the directors and officers of AIB Govett, and other required information, is included in AIB Govett's Form ADV and schedules thereto, as amended, which is on file at the SEC (File No. 801-54821). AIB Govett's Form ADV, as amended, is incorporated herein by reference.

     28b. AIB Govett Asset Management Limited ("AIB Govett London", formerly
          John Govett & Co. Limited) serves as investment subadviser to all of the series of the Registrant. A description of the directors and officers of AIB Govett London, and other required information, is included in AIB Govett London's Form ADV and schedules thereto, as amended, which is on file at the SEC (File No. 801-34730). AIB Govett London's Form ADV, as amended, is incorporated herein by reference.

ITEM 29.  PRINCIPAL UNDERWRITER

     29a. FPS Broker Services, Inc. ("FPSB"), the principal underwriter for the
          Registrant's securities, currently acts as principal underwriter for the following entities:


               Bjurman Funds
               First Mutual Funds
               The Govett Funds, Inc.
               IAA Trust Mutual Funds
               Matthews International Funds
               McM Funds
               Metropolitan West Funds
               Polynous Trust
               Smith Breeden Series Fund
               Smith Breeden Short Duration U.S. Government Fund
               Smith Breeden Trust
               The Stratton Funds, Inc.
               Stratton Growth Fund, Inc.
               Stratton Monthly Dividend Shares, Inc.

29b. The table below sets forth certain information as to the FPSB's Officers and Control Persons: Directors,

                                               Position            Position and
            Name and Principal                 and Offices         Offices with
            Business Address                   with Underwriter    Registrant
            ----------------                   ----------------    ----------

            Kenneth J. Kempf                   Director and        None
            3200 Horizon Drive                 President
            P.O. Box 61503
            King of Prussia, PA 19406-0903

            Lynne M. Cannon                    Vice President      None
            3200 Horizon Drive                 and Principal
            P.O. Box 61503
            King of Prussia, PA 19406-0903


            Rocco C. Cavalieri                 Director and        None
            3200 Horizon Drive                 Vice President
            P.O. Box 61503
            King of Prussia, PA  19406-0903

            Gerald J. Holland                  Director, Senior
            3200 Horizon Drive                 Vice President
            P.O. Box 61503                     and Principal
            King of Prussia, PA 19406-0903

            Sandra L. Adams                    Assistant Vice      None
            3200 Horizon Drive                 President and
            P.O. Box 61503                     Principal
            King of Prussia, PA 19406-0903

            Carolyn F. Mead, Esq.              Secretary
            3200 Horizon Drive
            P.O. Box 61503
            King of Prussia, PA 19406-0903

            John H. Leven                      Treasurer           None
            3200 Horizon Drive
            P.O. Box 61503
            King of Prussia, PA 19406-0903

     James W. Stratton may be considered a control person of FPSB due to his direct or indirect ownership of the FPSB.

     29c. Not applicable

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

          The accounts and records required to be maintained by Rule 31a-1(b)(4) under the Investment Company Act of 1940 will be maintained by the Registrant at 250 Montgomery Street, Suite 1200, San Francisco, California 94104. Pursuant to Rule 31a-3 under the 1940 Act, all other records required by Rule 31a-1 will be maintained at one or more of the following offices:

                                  Name/Address
                                  ------------

                    AIB Govett, Inc. (Investment Adviser)
                       250 Montgomery Street, Suite 1200
                           San Francisco, CA  94104

               AIB Govett Asset Management Limited (Subadviser)
                               Shackleton House
                             4 Battle Bridge Lane
                            London SE1 2HR England

                  The Chase Manhattan Bank (Global Custodian)
                           4 Chase Metro Tech Center
                              Brooklyn, NY 11245

     Chase Global Funds Services Company (Fund Accounting/Administration)
                         73 Tremont Street, 11th Floor
                               Boston, MA 02108


           First Data Investor Services Group, Inc. (Transfer Agent)
                    FPS Broker Services, Inc. (Distributor)
                               3200 Horizon Drive
                        King of Prussia, PA  19406-0903

ITEM 31.  MANAGEMENT SERVICES

          None.

ITEM 32.  UNDERTAKINGS

a. Registrant hereby undertakes to furnish each person to whom a prospectus for a series of registrant is delivered with a copy of Registrant's most recent annual report to shareholders with respect to such series, upon request and without charge.

                                  SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, State of California, on the 6th day of October, 1998

                         THE GOVETT FUNDS, INC.

                         /s/ Sir Victor Garland
                         ------------------------------
                         Sir Victor Garland,  President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures                       Title                                         Date
----------                       -----                                         ----
/s/ Elliott L. Atamian    *
---------------------------
Elliott L. Atamian               Director
October 6, 1998

/s/ Patrick Cunneen       *
---------------------------
Patrick Cunneen                  Chairman, Director
October 6, 1998

/s/ Sir Victor Garland
---------------------------
Sir Victor Garland               President, Director
October 6, 1998

/s/ Colin Kreidewolf
---------------------------
Colin Kreidewolf                 Treasurer
October 6, 1998                  (Principal Financial and Accounting Officer)

/s/ James M. Oates        *
---------------------------
James M. Oates                   Director
October 6, 1998

/s/ Frank R. Terzolo      *
---------------------------
Frank R. Terzolo                 Director
October 6, 1998

* By /s/ Alice L. Schulman
     ---------------------
     October 6, 1998
     Alice L. Schulman, Attorney In Fact